     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2013

                                                              FILE NO. 333-69439

                                                                       811-06285

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 27                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 292                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2013 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a
/ /    previously filed post-effective amendment.

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                                     PART A

PUTNAM HARTFORD CAPITAL MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)
PO BOX 14293
LEXINGTON, KY 40512-4293

TELEPHONE:  1-800-521-0538

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series VI and Series VIR of Putnam Hartford Capital Manager variable annuity. These Contracts are closed to new investors. Please read it carefully.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio company: Putnam Investments, LLC.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 1, 2013



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2013

2

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TABLE OF CONTENTS


                                                                         PAGE
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DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   11
PERFORMANCE RELATED INFORMATION                                               14
FIXED ACCUMULATION FEATURE                                                    14
THE CONTRACT                                                                  15
  Purchases and Contract Value                                                15
  Charges and Fees                                                            19
  The Hartford's Principal First                                              22
  Death Benefit                                                               24
  Surrenders                                                                  28
ANNUITY PAYOUTS                                                               29
OTHER PROGRAMS AVAILABLE                                                      32
OTHER INFORMATION                                                             35
  Legal Proceedings                                                           37
  More Information                                                            37
FEDERAL TAX CONSIDERATIONS                                                    37
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      44
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

4

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CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            7%
  Second Year                                                                                               6%
  Third Year                                                                                                6%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                4%
  Sixth Year                                                                                                3%
  Seventh Year                                                                                              2%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  The Hartford's Principal First Charge                                                                   0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.50%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                   MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.46%              1.29%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,057
3 years                                                                   $1,816
5 years                                                                   $2,490
10 years                                                                  $4,304



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $308
3 years                                                                   $1,147
5 years                                                                   $2,000
10 years                                                                  $4,191



(3)  If you do not Surrender your Contract:



1 year                                                                      $415
3 years                                                                   $1,255
5 years                                                                   $2,109
10 years                                                                  $4,304


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

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AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?


This Contract is closed to new investors. You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.


- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

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Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

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THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income    High current income with preservation of     Putnam Investment Management, LLC
  Fund -- Class IA                       capital as its secondary objective
 Putnam VT Capital Opportunities Fund    Long term growth of capital                  Putnam Investment Management, LLC
  -- Class IA
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IA                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IA
 Putnam VT George Putnam Balanced Fund   A balanced investment composed of a well     Putnam Investment Management, LLC
  -- Class IA                            diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC
  -- Class IA                            preservation of capital                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC
  IA                                                                                  Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC
  Class IA+                                                                           Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC
  Class IA+                                                                           Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IA
 Putnam VT Growth Opportunities Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IA
 Putnam VT High Yield Fund -- Class IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IA                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC
  Class IA                               secondary objective                          Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Investors Fund -- Class IA    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA*                                    Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IA
 Putnam VT Multi-Cap Value Fund --       Capital appreciation and, as a secondary     Putnam Investment Management, LLC
  Class IA                               objective, current income
 Putnam VT Research Fund -- Class IA     Capital appreciation                         Putnam Investment Management, LLC
                                                                                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IA
 Putnam VT Voyager Fund -- Class IA      Capital appreciation                         Putnam Investment Management, LLC
 Fixed Accumulation Feature**            Preservation of capital                      General Account


+ Closed to new and subsequent Premium Payments and transfers of Contract Value.

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risk are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

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SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2012, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2012, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2012, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $106.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that

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amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VI of the Contract was sold before May 1, 2002. Series VIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This rec-ommendation will be independently reviewed by a principal within your Financial Intermediary before an application or or-der will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identi-fies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic invest-ment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the

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right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special condi-tions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, sim-ply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding in-structions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your re-quest to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Con-tract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Con-tract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Pre-mium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

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We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

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Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfer. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred

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Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Respresentative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

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SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

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THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge. You will be subject to fee increases if you elect to step-up the Benefit Amount.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is closed to new investors and post-issue election. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchage will not be considered to be a revocation or termination of the benefit.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RECALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values.

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  Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional

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Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the Joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

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If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,
    You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0), Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings

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  Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

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If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT

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DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial).


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you

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want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 5 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.


Effective October 4, 2013 we will no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a

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given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

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IMPORTANT INFORMATION:

- You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result

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by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.

If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models. with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

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You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA PLUS -- Effective October 4, 2013, the DCA Plus program will no longer be available and we will no longer accept initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 will be allowed to complete their current program, but will not be allowed to elect a new program.


These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

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- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their

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  respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2012. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

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COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
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Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2012, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC, CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc.,

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Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert
W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2012, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2012, Additional Payments did not in the aggregate exceed approximately $29 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

The Hartford Wealth Management -- Individual Annuities
PO Box 14293
Lexington, KY 40512-4293

Telephone:  1-800-521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is

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always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

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- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.


For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.


    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.


       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the

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      investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to

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the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example -- if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange

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guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

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may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

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under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or


    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified

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Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts

                                                                     APP I-7

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separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.210        $17.245        $16.601        $13.873        $13.993
  Accumulation Unit Value at end of
   period                                $18.346        $18.210        $17.245        $16.601        $13.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,652          2,018          2,265          2,551          2,881
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.408        $12.838        $12.495        $10.557             --
  Accumulation Unit Value at end of
   period                                $13.360        $13.408        $12.838        $12.495             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.377        $19.801        $15.466        $10.744        $16.767
  Accumulation Unit Value at end of
   period                                $20.784        $18.377        $19.801        $15.466        $10.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            409            421            349            390
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.666        $19.246        $15.198        $10.675             --
  Accumulation Unit Value at end of
   period                                $19.761        $17.666        $19.246        $15.198             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.697        $21.644        $19.420        $12.720        $18.693
  Accumulation Unit Value at end of
   period                                $22.820        $20.697        $21.644        $19.420        $12.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,493          2,855          3,395          3,837          4,539
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.424        $17.365        $15.754        $10.432             --
  Accumulation Unit Value at end of
   period                                $17.911        $16.424        $17.365        $15.754             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.063        $12.798        $12.768        $12.589        $12.540
  Accumulation Unit Value at end of
   period                                $13.993        $13.063        $12.798        $12.768        $12.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,623          3,206          4,201          5,599          8,643
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.745        $16.466        $15.114        $12.940        $10.000
  Accumulation Unit Value at end of
   period                                $16.767        $18.745        $16.466        $15.114        $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                447            546            432            345            142
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.194        $17.308        $16.995        $15.727        $13.261
  Accumulation Unit Value at end of
   period                                $18.693        $18.194        $17.308        $16.995        $15.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,128          7,544          9,367         11,242         13,126
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.023        $15.920        $14.308        $11.343        $16.676
  Accumulation Unit Value at end of
   period                                $18.901        $16.023        $15.920        $14.308        $11.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,975          3,407          3,840          4,376          1,987
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.250        $14.315        $13.008        $10.427             --
  Accumulation Unit Value at end of
   period                                $16.626        $14.250        $14.315        $13.008             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.109        $10.950         $9.986         $8.045        $13.705
  Accumulation Unit Value at end of
   period                                $12.354        $11.109        $10.950         $9.986         $8.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,348          2,591          2,927          3,346          4,233
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.833        $13.786        $12.712        $10.354             --
  Accumulation Unit Value at end of
   period                                $15.215        $13.833        $13.786        $12.712             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.301        $37.895        $33.410        $25.030        $37.976
  Accumulation Unit Value at end of
   period                                $42.116        $37.301        $37.895        $33.410        $25.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,373          1,563          1,810          2,041          2,389
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.064        $15.473        $13.792        $10.447             --
  Accumulation Unit Value at end of
   period                                $16.822        $15.064        $15.473        $13.792             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.498        $22.896        $21.065        $16.412        $30.394
  Accumulation Unit Value at end of
   period                                $25.556        $21.498        $22.896        $21.065        $16.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,901          3,329          3,742          4,309          5,057
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.363        $14.389        $13.385        $10.544             --
  Accumulation Unit Value at end of
   period                                $15.712        $13.363        $14.389        $13.385             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.345        $13.911        $13.345        $12.068        $10.000
  Accumulation Unit Value at end of
   period                                $16.676        $16.345        $13.911        $13.345        $12.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,365          2,475          2,372          1,962          1,103
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.742        $12.417        $12.083        $11.295         $9.760
  Accumulation Unit Value at end of
   period                                $13.705        $13.742        $12.417        $12.083        $11.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,102          8,213         10,716         12,840         14,293
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.331        $33.490        $31.682        $29.406        $24.435
  Accumulation Unit Value at end of
   period                                $37.976        $37.331        $33.490        $31.682        $29.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,992          3,587          4,239          4,888          5,759
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.183        $23.141        $21.512        $19.146        $14.988
  Accumulation Unit Value at end of
   period                                $30.394        $28.183        $23.141        $21.512        $19.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,431          7,609          9,326         11,161         13,458
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.331        $12.618        $12.463         $9.994        $12.196
  Accumulation Unit Value at end of
   period                                $14.905        $12.331        $12.618        $12.463         $9.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,197          1,375          1,564          1,837          2,165
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.686        $13.125        $13.106        $10.626             --
  Accumulation Unit Value at end of
   period                                $15.166        $12.686        $13.125        $13.106             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.332        $26.026        $25.849        $24.349        $35.441
  Accumulation Unit Value at end of
   period                                $25.277        $24.332        $26.026        $25.849        $24.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,825          2,134          2,524          2,978          3,573
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.824        $10.625        $10.669        $10.161             --
  Accumulation Unit Value at end of
   period                                $10.094         $9.824        $10.625        $10.669             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.760        $48.562        $42.930        $33.447        $55.213
  Accumulation Unit Value at end of
   period                                $53.893        $45.760        $48.562        $42.930        $33.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,243          9,601         11,075         12,813         15,309
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.570        $14.561        $13.014        $10.251             --
  Accumulation Unit Value at end of
   period                                $15.807        $13.570        $14.561        $13.014             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.783         $5.045         $4.351         $3.124         $5.079
  Accumulation Unit Value at end of
   period                                 $5.558         $4.783         $5.045         $4.351         $3.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                905            921            959          1,101          1,055
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.352        $16.373        $14.278        $10.363             --
  Accumulation Unit Value at end of
   period                                $17.646        $15.352        $16.373        $14.278             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $12.214        $10.913        $10.314         $8.804
  Accumulation Unit Value at end of
   period                                $12.196        $12.413        $12.214        $10.913        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,789          3,885          5,422          6,382          7,699
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.889        $23.808        $22.162        $18.441        $14.960
  Accumulation Unit Value at end of
   period                                $35.441        $29.889        $23.808        $22.162        $18.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,532          5,324          6,628          7,655          8,910
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $59.436        $51.874        $49.863        $45.405        $36.059
  Accumulation Unit Value at end of
   period                                $55.213        $59.436        $51.874        $49.863        $45.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,907         24,905         31,393         38,625         46,246
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.867         $4.539         $4.411         $4.383         $3.600
  Accumulation Unit Value at end of
   period                                 $5.079         $4.867         $4.539         $4.411         $4.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,374          1,788          2,231          2,931          3,698
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $42.823        $42.639        $37.751        $25.469        $34.907
  Accumulation Unit Value at end of
   period                                $49.129        $42.823        $42.639        $37.751        $25.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,385          1,553          1,839          2,136          2,428
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.974        $17.088        $15.296        $10.433             --
  Accumulation Unit Value at end of
   period                                $19.260        $16.974        $17.088        $15.296             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.310        $34.051        $31.329        $21.579        $28.713
  Accumulation Unit Value at end of
   period                                $38.671        $35.310        $34.051        $31.329        $21.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,701          3,024          3,481          3,987          4,833
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.662        $16.246        $15.113        $10.525             --
  Accumulation Unit Value at end of
   period                                $18.049        $16.662        $16.246        $15.113             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.100        $19.603        $18.028        $14.626        $26.412
  Accumulation Unit Value at end of
   period                                $19.403        $16.100        $19.603        $18.028        $14.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,841          2,164          2,512          2,968          3,585
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.374        $14.002        $13.019        $10.679             --
  Accumulation Unit Value at end of
   period                                $13.557        $11.374        $14.002        $13.019             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.820        $17.018        $15.342        $11.213        $19.730
  Accumulation Unit Value at end of
   period                                $16.522        $13.820        $17.018        $15.342        $11.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,000          1,255          1,391          1,617          1,897
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.772        $15.902        $14.495        $10.710             --
  Accumulation Unit Value at end of
   period                                $15.102        $12.772        $15.902        $14.495             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.266        $31.418        $30.794        $28.136        $22.492
  Accumulation Unit Value at end of
   period                                $34.907        $34.266        $31.418        $30.794        $28.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,056          4,018          5,103          6,645          8,151
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.613        $26.713        $26.404        $25.569        $24.767
  Accumulation Unit Value at end of
   period                                $28.713        $27.613        $26.713        $26.404        $25.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,370          7,864         10,114         12,220         15,178
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.661        $19.531        $17.613        $15.333        $12.064
  Accumulation Unit Value at end of
   period                                $26.412        $24.661        $19.531        $17.613        $15.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,677          5,715          6,654          7,902          9,283
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.625        $14.138        $12.084        $10.785         $8.187
  Accumulation Unit Value at end of
   period                                $19.730        $17.625        $14.138        $12.084        $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,713          2,889          3,116          3,068          3,574
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.566        $18.253        $17.232        $13.826        $25.893
  Accumulation Unit Value at end of
   period                                $18.696        $15.566        $18.253        $17.232        $13.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,357          1,622          1,936          2,287          2,886
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.712        $13.886        $13.255        $10.753             --
  Accumulation Unit Value at end of
   period                                $13.914        $11.712        $13.886        $13.255             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.022         $9.123         $8.099         $6.261        $10.484
  Accumulation Unit Value at end of
   period                                $10.415         $9.022         $9.123         $8.099         $6.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,460          3,978          4,600          5,332          5,926
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.194        $14.512        $13.024        $10.180             --
  Accumulation Unit Value at end of
   period                                $16.205        $14.194        $14.512        $13.024             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.785         $1.810         $1.835         $1.854         $1.828
  Accumulation Unit Value at end of
   period                                 $1.760         $1.785         $1.810         $1.835         $1.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,947         30,269         33,006         43,750         60,529
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.309         $9.544         $9.781         $9.994             --
  Accumulation Unit Value at end of
   period                                 $9.080         $9.309         $9.544         $9.781             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.871        $23.317        $19.726        $15.099        $24.946
  Accumulation Unit Value at end of
   period                                $25.253        $21.871        $23.317        $19.726        $15.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,767          6,611          7,554          6,601          7,428
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.532        $15.665        $13.398        $10.369             --
  Accumulation Unit Value at end of
   period                                $16.595        $14.532        $15.665        $13.398             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.473        $19.446        $17.248        $14.418        $10.567
  Accumulation Unit Value at end of
   period                                $25.893        $24.473        $19.446        $17.248        $14.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,985          4,658          4,961          5,326          5,578
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.181         $9.925         $9.232         $8.280         $6.598
  Accumulation Unit Value at end of
   period                                $10.484        $11.181         $9.925         $9.232         $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,023         10,726         13,815         16,476         19,469
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.710         $1.687         $1.696         $1.707
  Accumulation Unit Value at end of
   period                                 $1.828         $1.765         $1.710         $1.687         $1.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             56,224         55,022         59,907         73,137        124,168
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.862        $22.236        $20.439        $18.746        $14.325
  Accumulation Unit Value at end of
   period                                $24.946        $23.862        $22.236        $20.439        $18.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,403         12,111         15,316         19,162         23,586
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.593        $17.688        $14.428        $10.499        $18.580
  Accumulation Unit Value at end of
   period                                $19.062        $16.593        $17.688        $14.428        $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                555            636            765            780            879
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.335        $17.606        $14.519        $10.682             --
  Accumulation Unit Value at end of
   period                                $18.561        $16.335        $17.606        $14.519             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.556        $12.916        $11.232         $8.530        $14.047
  Accumulation Unit Value at end of
   period                                $14.645        $12.556        $12.916        $11.232         $8.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                711            775            886          1,038          1,196
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.498        $15.078        $13.258        $10.179             --
  Accumulation Unit Value at end of
   period                                $16.724        $14.498        $15.078        $13.258             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.222        $22.545        $18.101        $13.924        $23.236
  Accumulation Unit Value at end of
   period                                $24.651        $21.222        $22.545        $18.101        $13.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,072          1,267          1,469          1,608          1,952
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.793        $16.963        $13.770        $10.709             --
  Accumulation Unit Value at end of
   period                                $18.144        $15.793        $16.963        $13.770             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $56.535        $69.613        $58.305        $35.987        $57.812
  Accumulation Unit Value at end of
   period                                $63.837        $56.535        $69.613        $58.305        $35.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,124          4,756          5,392          6,098          7,053
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.972        $19.885        $16.839        $10.508             --
  Accumulation Unit Value at end of
   period                                $17.838        $15.972        $19.885        $16.839             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.475        $16.246        $14.618        $12.807        $10.000
  Accumulation Unit Value at end of
   period                                $18.580        $18.475        $16.246        $14.618        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,200          1,432          1,510          1,074            565
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.128        $12.835        $12.366        $11.634         $9.386
  Accumulation Unit Value at end of
   period                                $14.047        $14.128        $12.835        $12.366        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,568          2,107          2,767          3,335          4,040
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.924        $23.222        $21.948        $17.588        $11.886
  Accumulation Unit Value at end of
   period                                $23.236        $26.924        $23.222        $21.948        $17.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,855          4,136          5,281          6,842          6,986
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.420        $53.169        $50.896        $48.999        $39.701
  Accumulation Unit Value at end of
   period                                $57.812        $55.420        $53.169        $50.896        $48.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,880         11,445         14,668         18,488         22,411
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.210        $17.245        $16.601        $13.873        $13.993
  Accumulation Unit Value at end of
   period                                $18.346        $18.210        $17.245        $16.601        $13.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,106          2,425          2,787          3,017          3,239
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.408        $12.838        $12.495        $10.557             --
  Accumulation Unit Value at end of
   period                                $13.360        $13.408        $12.838        $12.495             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.377        $19.801        $15.466        $10.744        $16.767
  Accumulation Unit Value at end of
   period                                $20.784        $18.377        $19.801        $15.466        $10.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                381            453            493            397            426
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.666        $19.246        $15.198        $10.675             --
  Accumulation Unit Value at end of
   period                                $19.761        $17.666        $19.246        $15.198             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.697        $21.644        $19.420        $12.720        $18.693
  Accumulation Unit Value at end of
   period                                $22.820        $20.697        $21.644        $19.420        $12.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,713          3,004          3,466          4,043          4,679
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.424        $17.365        $15.754        $10.432             --
  Accumulation Unit Value at end of
   period                                $17.911        $16.424        $17.365        $15.754             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.023        $15.920        $14.308        $11.343        $16.676
  Accumulation Unit Value at end of
   period                                $18.901        $16.023        $15.920        $14.308        $11.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,476          6,358          7,307          8,393          4,535
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.250        $14.315        $13.008        $10.427             --
  Accumulation Unit Value at end of
   period                                $16.626        $14.250        $14.315        $13.008             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.063        $12.798        $12.768        $12.589        $12.540
  Accumulation Unit Value at end of
   period                                $13.993        $13.063        $12.798        $12.768        $12.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,526          2,857          3,726          5,180          8,638
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.745        $16.466        $15.114        $12.940        $10.000
  Accumulation Unit Value at end of
   period                                $16.767        $18.745        $16.466        $15.114        $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                638            803            679            529            212
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.194        $17.308        $16.995        $15.727        $13.261
  Accumulation Unit Value at end of
   period                                $18.693        $18.194        $17.308        $16.995        $15.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,207          7,354          9,306         11,186         13,433
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.345        $13.911        $13.345        $12.068        $10.000
  Accumulation Unit Value at end of
   period                                $16.676        $16.345        $13.911        $13.345        $12.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,061          5,125          5,062          3,861          2,036
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.109        $10.950         $9.986         $8.045        $13.705
  Accumulation Unit Value at end of
   period                                $12.354        $11.109        $10.950         $9.986         $8.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,728          4,252          4,936          5,827          7,598
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.833        $13.786        $12.712        $10.354             --
  Accumulation Unit Value at end of
   period                                $15.215        $13.833        $13.786        $12.712             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.301        $37.895        $33.410        $25.030        $37.976
  Accumulation Unit Value at end of
   period                                $42.116        $37.301        $37.895        $33.410        $25.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,477          1,713          1,946          2,214          2,705
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.064        $15.473        $13.792        $10.447             --
  Accumulation Unit Value at end of
   period                                $16.822        $15.064        $15.473        $13.792             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.498        $22.896        $21.065        $16.412        $30.394
  Accumulation Unit Value at end of
   period                                $25.556        $21.498        $22.896        $21.065        $16.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,069          3,571          4,073          4,773          5,886
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.363        $14.389        $13.385        $10.544             --
  Accumulation Unit Value at end of
   period                                $15.712        $13.363        $14.389        $13.385             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.331        $12.618        $12.463         $9.994        $12.196
  Accumulation Unit Value at end of
   period                                $14.905        $12.331        $12.618        $12.463         $9.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,326          1,524          1,730          2,057          2,583
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.686        $13.125        $13.106        $10.626             --
  Accumulation Unit Value at end of
   period                                $15.166        $12.686        $13.125        $13.106             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.742        $12.417        $12.083        $11.295         $9.760
  Accumulation Unit Value at end of
   period                                $13.705        $13.742        $12.417        $12.083        $11.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,407         13,466         18,161         21,935         24,535
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.331        $33.490        $31.682        $29.406        $24.435
  Accumulation Unit Value at end of
   period                                $37.976        $37.331        $33.490        $31.682        $29.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,378          4,101          4,974          6,156          7,571
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.183        $23.141        $21.512        $19.146        $14.988
  Accumulation Unit Value at end of
   period                                $30.394        $28.183        $23.141        $21.512        $19.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,501          9,299         11,621         14,744         18,820
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $12.214        $10.913        $10.314         $8.804
  Accumulation Unit Value at end of
   period                                $12.196        $12.413        $12.214        $10.913        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,250          4,731          6,675          8,213         10,217
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.332        $26.026        $25.849        $24.349        $35.441
  Accumulation Unit Value at end of
   period                                $25.277        $24.332        $26.026        $25.849        $24.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,510          1,812          2,145          2,604          3,272
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.824        $10.625        $10.669        $10.161             --
  Accumulation Unit Value at end of
   period                                $10.094         $9.824        $10.625        $10.669             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.760        $48.562        $42.930        $33.447        $55.213
  Accumulation Unit Value at end of
   period                                $53.893        $45.760        $48.562        $42.930        $33.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,511          8,787         10,334         12,181         15,225
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.570        $14.561        $13.014        $10.251             --
  Accumulation Unit Value at end of
   period                                $15.807        $13.570        $14.561        $13.014             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.783         $5.045         $4.351         $3.124         $5.079
  Accumulation Unit Value at end of
   period                                 $5.558         $4.783         $5.045         $4.351         $3.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,183          1,245          1,393          1,538          1,547
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.352        $16.373        $14.278        $10.363             --
  Accumulation Unit Value at end of
   period                                $17.646        $15.352        $16.373        $14.278             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $42.823        $42.639        $37.751        $25.469        $34.907
  Accumulation Unit Value at end of
   period                                $49.129        $42.823        $42.639        $37.751        $25.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,490          1,672          1,986          2,377          2,787
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.974        $17.088        $15.296        $10.433             --
  Accumulation Unit Value at end of
   period                                $19.260        $16.974        $17.088        $15.296             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.889        $23.808        $22.162        $18.441        $14.960
  Accumulation Unit Value at end of
   period                                $35.441        $29.889        $23.808        $22.162        $18.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,076          4,893          6,239          7,562          9,178
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $59.436        $51.874        $49.863        $45.405        $36.059
  Accumulation Unit Value at end of
   period                                $55.213        $59.436        $51.874        $49.863        $45.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,697         26,758         35,014         45,058         55,276
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.867         $4.539         $4.411         $4.383         $3.600
  Accumulation Unit Value at end of
   period                                 $5.079         $4.867         $4.539         $4.411         $4.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,832          2,378          2,899          3,810          4,703
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.266        $31.418        $30.794        $28.136        $22.492
  Accumulation Unit Value at end of
   period                                $34.907        $34.266        $31.418        $30.794        $28.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,639          4,753          6,191          8,493         10,916
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.310        $34.051        $31.329        $21.579        $28.713
  Accumulation Unit Value at end of
   period                                $38.671        $35.310        $34.051        $31.329        $21.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,160          2,464          2,816          3,166          3,748
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.662        $16.246        $15.113        $10.525             --
  Accumulation Unit Value at end of
   period                                $18.049        $16.662        $16.246        $15.113             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.100        $19.603        $18.028        $14.626        $26.412
  Accumulation Unit Value at end of
   period                                $19.403        $16.100        $19.603        $18.028        $14.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,376          2,776          3,267          3,837          4,721
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.374        $14.002        $13.019        $10.679             --
  Accumulation Unit Value at end of
   period                                $13.557        $11.374        $14.002        $13.019             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.820        $17.018        $15.342        $11.213        $19.730
  Accumulation Unit Value at end of
   period                                $16.522        $13.820        $17.018        $15.342        $11.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,176          1,386          1,624          1,855          2,159
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.772        $15.902        $14.495        $10.710             --
  Accumulation Unit Value at end of
   period                                $15.102        $12.772        $15.902        $14.495             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.566        $18.253        $17.232        $13.826        $25.893
  Accumulation Unit Value at end of
   period                                $18.696        $15.566        $18.253        $17.232        $13.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,134          2,585          3,101          3,724          4,629
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.712        $13.886        $13.255        $10.753             --
  Accumulation Unit Value at end of
   period                                $13.914        $11.712        $13.886        $13.255             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.613        $26.713        $26.404        $25.569        $24.767
  Accumulation Unit Value at end of
   period                                $28.713        $27.613        $26.713        $26.404        $25.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,872          5,912          7,582          9,652         12,283
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.661        $19.531        $17.613        $15.333        $12.064
  Accumulation Unit Value at end of
   period                                $26.412        $24.661        $19.531        $17.613        $15.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,247          7,581          8,988         10,921         13,173
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.625        $14.138        $12.084        $10.785         $8.187
  Accumulation Unit Value at end of
   period                                $19.730        $17.625        $14.138        $12.084        $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,046          3,481          3,692          3,944          4,801
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.473        $19.446        $17.248        $14.418        $10.567
  Accumulation Unit Value at end of
   period                                $25.893        $24.473        $19.446        $17.248        $14.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,159          7,161          7,801          8,822          9,254
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-11

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.022         $9.123         $8.099         $6.261        $10.484
  Accumulation Unit Value at end of
   period                                $10.415         $9.022         $9.123         $8.099         $6.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,257          3,805          4,411          5,233          5,749
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.194        $14.512        $13.024        $10.180             --
  Accumulation Unit Value at end of
   period                                $16.205        $14.194        $14.512        $13.024             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.785         $1.810         $1.835         $1.854         $1.828
  Accumulation Unit Value at end of
   period                                 $1.760         $1.785         $1.810         $1.835         $1.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,275         32,511         36,584         45,957         66,179
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.309         $9.544         $9.781         $9.994             --
  Accumulation Unit Value at end of
   period                                 $9.080         $9.309         $9.544         $9.781             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.871        $23.317        $19.726        $15.099        $24.946
  Accumulation Unit Value at end of
   period                                $25.253        $21.871        $23.317        $19.726        $15.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,178          7,078          8,087          7,287          8,524
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.532        $15.665        $13.398        $10.369             --
  Accumulation Unit Value at end of
   period                                $16.595        $14.532        $15.665        $13.398             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.593        $17.688        $14.428        $10.499        $18.580
  Accumulation Unit Value at end of
   period                                $19.062        $16.593        $17.688        $14.428        $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                622            711            877            949          1,062
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.335        $17.606        $14.519        $10.682             --
  Accumulation Unit Value at end of
   period                                $18.561        $16.335        $17.606        $14.519             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.181         $9.925         $9.232         $8.280         $6.598
  Accumulation Unit Value at end of
   period                                $10.484        $11.181         $9.925         $9.232         $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,114         10,865         13,742         16,783         20,471
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.710         $1.687         $1.696         $1.707
  Accumulation Unit Value at end of
   period                                 $1.828         $1.765         $1.710         $1.687         $1.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             54,602         52,280         54,112         71,282        128,493
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.862        $22.236        $20.439        $18.746        $14.325
  Accumulation Unit Value at end of
   period                                $24.946        $23.862        $22.236        $20.439        $18.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,785         13,936         18,236         24,382         31,644
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.475        $16.246        $14.618        $12.807        $10.000
  Accumulation Unit Value at end of
   period                                $18.580        $18.475        $16.246        $14.618        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,570          1,896          2,015          1,326            693
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-12

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.556        $12.916        $11.232         $8.530        $14.047
  Accumulation Unit Value at end of
   period                                $14.645        $12.556        $12.916        $11.232         $8.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                746            882          1,045          1,234          1,484
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.498        $15.078        $13.258        $10.179             --
  Accumulation Unit Value at end of
   period                                $16.724        $14.498        $15.078        $13.258             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.222        $22.545        $18.101        $13.924        $23.236
  Accumulation Unit Value at end of
   period                                $24.651        $21.222        $22.545        $18.101        $13.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,140          1,339          1,608          1,815          2,247
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.793        $16.963        $13.770        $10.709             --
  Accumulation Unit Value at end of
   period                                $18.144        $15.793        $16.963        $13.770             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $56.535        $69.613        $58.305        $35.987        $57.812
  Accumulation Unit Value at end of
   period                                $63.837        $56.535        $69.613        $58.305        $35.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,657          4,256          4,929          5,724          6,821
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.972        $19.885        $16.839        $10.508             --
  Accumulation Unit Value at end of
   period                                $17.838        $15.972        $19.885        $16.839             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.128        $12.835        $12.366        $11.634         $9.386
  Accumulation Unit Value at end of
   period                                $14.047        $14.128        $12.835        $12.366        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,060          2,731          3,682          5,113          6,474
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.924        $23.222        $21.948        $17.588        $11.886
  Accumulation Unit Value at end of
   period                                $23.236        $26.924        $23.222        $21.948        $17.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,290          4,823          6,397          8,120          8,747
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.420        $53.169        $50.896        $48.999        $39.701
  Accumulation Unit Value at end of
   period                                $57.812        $55.420        $53.169        $50.896        $48.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,907         12,132         16,443         22,445         28,507
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information, please complete the form below and mail to:


     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information for Series VI and Series VIR of Putnam Hartford Capital Manager variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN

          SERIES VI AND SERIES VIR OF PUTNAM HARTFORD CAPITAL MANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293



Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                3
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         4
  Performance Comparisons                                                      4
ACCUMULATION UNIT VALUES                                                       5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $981,197; 2011:
$1,077,069; and 2010: $1,311,997.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2012 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company, Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities, Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U., Coordinated Capital Securities, Inc.,

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


CorePlus Federal Credit Union, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren -- Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities
(USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.210        $17.245        $16.601        $13.873        $13.993
  Accumulation Unit Value at end of
   period                                $18.346        $18.210        $17.245        $16.601        $13.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,652          2,018          2,265          2,551          2,881
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.888        $16.965        $16.356        $13.689        $13.828
  Accumulation Unit Value at end of
   period                                $17.994        $17.888        $16.965        $16.356        $13.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             19             22             33             32
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.817        $16.906        $16.307        $13.655        $13.801
  Accumulation Unit Value at end of
   period                                $17.914        $17.817        $16.906        $16.307        $13.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              9             10             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.501        $16.632        $16.067        $13.474        $13.638
  Accumulation Unit Value at end of
   period                                $17.570        $17.501        $16.632        $16.067        $13.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             14             12             19
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.501        $16.632        $16.067        $13.474        $13.638
  Accumulation Unit Value at end of
   period                                $17.570        $17.501        $16.632        $16.067        $13.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             14             12             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.256        $16.423        $15.889        $13.345        $13.528
  Accumulation Unit Value at end of
   period                                $17.298        $17.256        $16.423        $15.889        $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.256        $16.423        $15.889        $13.345        $13.528
  Accumulation Unit Value at end of
   period                                $17.298        $17.256        $16.423        $15.889        $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.175        $16.354        $15.830        $13.302        $13.491
  Accumulation Unit Value at end of
   period                                $17.208        $17.175        $16.354        $15.830        $13.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.743        $13.099        $12.692        $10.676        $10.839
  Accumulation Unit Value at end of
   period                                $13.756        $13.743        $13.099        $12.692        $10.676
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.063        $12.798        $12.768        $12.589        $12.540
  Accumulation Unit Value at end of
   period                                $13.993        $13.063        $12.798        $12.768        $12.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,623          3,206          4,201          5,599          8,643
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.928        $12.685        $12.674        $12.515        $12.485
  Accumulation Unit Value at end of
   period                                $13.828        $12.928        $12.685        $12.674        $12.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             32             65             59             81
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.909        $12.673        $12.668        $12.516        $12.492
  Accumulation Unit Value at end of
   period                                $13.801        $12.909        $12.673        $12.668        $12.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             32             34             35             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.776        $12.561        $12.575        $12.442        $12.437
  Accumulation Unit Value at end of
   period                                $13.638        $12.776        $12.561        $12.575        $12.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             28             28             27             34
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.776        $12.561        $12.575        $12.442        $12.437
  Accumulation Unit Value at end of
   period                                $13.638        $12.776        $12.561        $12.575        $12.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             28             28             27             34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.691        $12.497        $12.530        $12.489             --
  Accumulation Unit Value at end of
   period                                $13.528        $12.691        $12.497        $12.530             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.691        $12.497        $12.530        $12.416        $12.429
  Accumulation Unit Value at end of
   period                                $13.528        $12.691        $12.497        $12.530        $12.416
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.663        $12.475        $12.514        $12.407        $12.427
  Accumulation Unit Value at end of
   period                                $13.491        $12.663        $12.475        $12.514        $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.184        $10.043        $10.084        $10.065             --
  Accumulation Unit Value at end of
   period                                $10.839        $10.184        $10.043        $10.084             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.934        $16.149        $15.655        $13.174        $13.382
  Accumulation Unit Value at end of
   period                                $16.941        $16.934        $16.149        $15.655        $13.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.934        $16.149        $15.655        $13.174        $13.382
  Accumulation Unit Value at end of
   period                                $16.941        $16.934        $16.149        $15.655        $13.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.554        $12.932        $12.542        $10.560             --
  Accumulation Unit Value at end of
   period                                $13.553        $13.554        $12.932        $12.542             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.732        $15.980        $15.514        $13.076        $13.302
  Accumulation Unit Value at end of
   period                                $16.714        $16.732        $15.980        $15.514        $13.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.491        $12.891        $12.522        $10.559             --
  Accumulation Unit Value at end of
   period                                $13.470        $13.491        $12.891        $12.522             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.470        $12.878        $12.515        $10.558             --
  Accumulation Unit Value at end of
   period                                $13.442        $13.470        $12.878        $12.515             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.408        $12.838        $12.495        $10.557             --
  Accumulation Unit Value at end of
   period                                $13.360        $13.408        $12.838        $12.495             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.377        $19.801        $15.466        $10.744        $16.767
  Accumulation Unit Value at end of
   period                                $20.784        $18.377        $19.801        $15.466        $10.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            409            421            349            390
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.139        $19.575        $15.312        $10.653        $16.650
  Accumulation Unit Value at end of
   period                                $20.484        $18.139        $19.575        $15.312        $10.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.061        $19.500        $15.261        $10.623        $16.611
  Accumulation Unit Value at end of
   period                                $20.386        $18.061        $19.500        $15.261        $10.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.580        $12.412        $12.469        $12.452             --
  Accumulation Unit Value at end of
   period                                $13.382        $12.580        $12.412        $12.469             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.580        $12.412        $12.469        $12.381        $12.419
  Accumulation Unit Value at end of
   period                                $13.382        $12.580        $12.412        $12.469        $12.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.523        $12.374        $12.450        $12.450             --
  Accumulation Unit Value at end of
   period                                $13.302        $12.523        $12.374        $12.450             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.745        $16.466        $15.114        $12.940        $10.000
  Accumulation Unit Value at end of
   period                                $16.767        $18.745        $16.466        $15.114        $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                447            546            432            345            142
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.642        $16.400        $15.077        $12.927        $10.000
  Accumulation Unit Value at end of
   period                                $16.650        $18.642        $16.400        $15.077        $12.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7              6              1             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.608        $16.378        $15.064        $12.923        $10.000
  Accumulation Unit Value at end of
   period                                $16.611        $18.608        $16.378        $15.064        $12.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              6              5             --

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.828        $19.277        $15.109        $10.533        $16.495
  Accumulation Unit Value at end of
   period                                $20.092        $17.828        $19.277        $15.109        $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.828        $19.277        $15.109        $10.533        $16.495
  Accumulation Unit Value at end of
   period                                $20.092        $17.828        $19.277        $15.109        $10.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.597        $19.057        $14.959        $10.444        $16.380
  Accumulation Unit Value at end of
   period                                $19.803        $17.597        $19.057        $14.959        $10.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.597        $19.057        $14.959        $10.444        $16.380
  Accumulation Unit Value at end of
   period                                $19.803        $17.597        $19.057        $14.959        $10.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.521        $18.984        $14.909        $10.414        $16.342
  Accumulation Unit Value at end of
   period                                $19.707        $17.521        $18.984        $14.909        $10.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.387        $14.518        $11.413         $7.980        $12.536
  Accumulation Unit Value at end of
   period                                $15.042        $13.387        $14.518        $11.413         $7.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.295        $18.767        $14.761        $10.326        $16.228
  Accumulation Unit Value at end of
   period                                $19.423        $17.295        $18.767        $14.761        $10.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.295        $18.767        $14.761        $10.326        $16.228
  Accumulation Unit Value at end of
   period                                $19.423        $17.295        $18.767        $14.761        $10.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.858        $19.388        $15.257        $10.678             --
  Accumulation Unit Value at end of
   period                                $20.046        $17.858        $19.388        $15.257             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.089        $18.570        $14.628        $10.249        $16.131
  Accumulation Unit Value at end of
   period                                $19.163        $17.089        $18.570        $14.628        $10.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.506        $16.313        $15.026        $12.910        $10.000
  Accumulation Unit Value at end of
   period                                $16.495        $18.506        $16.313        $15.026        $12.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.506        $16.313        $15.026        $12.910        $10.000
  Accumulation Unit Value at end of
   period                                $16.495        $18.506        $16.313        $15.026        $12.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              2              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.405        $16.248        $14.989        $13.311             --
  Accumulation Unit Value at end of
   period                                $16.380        $18.405        $16.248        $14.989             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.405        $16.248        $14.989        $12.897        $10.000
  Accumulation Unit Value at end of
   period                                $16.380        $18.405        $16.248        $14.989        $12.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.371        $16.226        $14.976        $12.893        $10.000
  Accumulation Unit Value at end of
   period                                $16.342        $18.371        $16.226        $14.976        $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.106        $12.472        $11.523        $10.247             --
  Accumulation Unit Value at end of
   period                                $12.536        $14.106        $12.472        $11.523             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.270        $16.161        $14.939        $13.291             --
  Accumulation Unit Value at end of
   period                                $16.228        $18.270        $16.161        $14.939             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.270        $16.161        $14.939        $12.880        $10.000
  Accumulation Unit Value at end of
   period                                $16.228        $18.270        $16.161        $14.939        $12.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.188        $16.113        $14.917        $13.290             --
  Accumulation Unit Value at end of
   period                                $16.131        $18.188        $16.113        $14.917             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.776        $19.327        $15.232        $10.677             --
  Accumulation Unit Value at end of
   period                                $19.923        $17.776        $19.327        $15.232             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.748        $19.307        $15.223        $10.676             --
  Accumulation Unit Value at end of
   period                                $19.883        $17.748        $19.307        $15.223             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.666        $19.246        $15.198        $10.675             --
  Accumulation Unit Value at end of
   period                                $19.761        $17.666        $19.246        $15.198             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.697        $21.644        $19.420        $12.720        $18.693
  Accumulation Unit Value at end of
   period                                $22.820        $20.697        $21.644        $19.420        $12.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,493          2,855          3,395          3,837          4,539
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.308        $21.268        $19.112        $12.537        $18.452
  Accumulation Unit Value at end of
   period                                $22.357        $20.308        $21.268        $19.112        $12.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             31             40             47             51
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.250        $21.219        $19.077        $12.520        $18.436
  Accumulation Unit Value at end of
   period                                $22.282        $20.250        $21.219        $19.077        $12.520
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7             40             46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.869        $20.851        $18.774        $12.340        $18.198
  Accumulation Unit Value at end of
   period                                $21.830        $19.869        $20.851        $18.774        $12.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              6             10
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.869        $20.851        $18.774        $12.340        $18.198
  Accumulation Unit Value at end of
   period                                $21.830        $19.869        $20.851        $18.774        $12.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              6             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.591        $20.589        $18.566        $12.221        $18.051
  Accumulation Unit Value at end of
   period                                $21.492        $19.591        $20.589        $18.566        $12.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.591        $20.589        $18.566        $12.221        $18.051
  Accumulation Unit Value at end of
   period                                $21.492        $19.591        $20.589        $18.566        $12.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.194        $17.308        $16.995        $15.727        $13.261
  Accumulation Unit Value at end of
   period                                $18.693        $18.194        $17.308        $16.995        $15.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,128          7,544          9,367         11,242         13,126
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.986        $17.136        $16.851        $15.618        $13.188
  Accumulation Unit Value at end of
   period                                $18.452        $17.986        $17.136        $16.851        $15.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79            112            133            151            182
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.980        $17.138        $16.862        $15.636        $13.210
  Accumulation Unit Value at end of
   period                                $18.436        $17.980        $17.138        $16.862        $15.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             23             27             27             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.775        $16.968        $16.719        $15.527        $13.138
  Accumulation Unit Value at end of
   period                                $18.198        $17.775        $16.968        $16.719        $15.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             18             26             23             32
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.775        $16.968        $16.719        $15.527        $13.138
  Accumulation Unit Value at end of
   period                                $18.198        $17.775        $16.968        $16.719        $15.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             18             26             23             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.657        $16.881        $16.659        $15.752             --
  Accumulation Unit Value at end of
   period                                $18.051        $17.657        $16.881        $16.659             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.657        $16.881        $16.659        $15.494        $13.129
  Accumulation Unit Value at end of
   period                                $18.051        $17.657        $16.881        $16.659        $15.494
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              1             --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.499        $20.503        $18.498        $12.182        $18.002
  Accumulation Unit Value at end of
   period                                $21.380        $19.499        $20.503        $18.498        $12.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.493        $13.149        $11.875         $7.829        $11.580
  Accumulation Unit Value at end of
   period                                $13.685        $12.493        $13.149        $11.875         $7.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.225        $20.245        $18.293        $12.066        $17.857
  Accumulation Unit Value at end of
   period                                $21.049        $19.225        $20.245        $18.293        $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.225        $20.245        $18.293        $12.066        $17.857
  Accumulation Unit Value at end of
   period                                $21.049        $19.225        $20.245        $18.293        $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.603        $17.493        $15.814        $10.436             --
  Accumulation Unit Value at end of
   period                                $18.169        $16.603        $17.493        $15.814             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.996        $20.034        $18.129        $11.975        $17.750
  Accumulation Unit Value at end of
   period                                $20.767        $18.996        $20.034        $18.129        $11.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.526        $17.438        $15.788        $10.434             --
  Accumulation Unit Value at end of
   period                                $18.058        $16.526        $17.438        $15.788             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.501        $17.420        $15.779        $10.434             --
  Accumulation Unit Value at end of
   period                                $18.021        $16.501        $17.420        $15.779             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.424        $17.365        $15.754        $10.432             --
  Accumulation Unit Value at end of
   period                                $17.911        $16.424        $17.365        $15.754             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.618        $16.852        $16.639        $15.483        $13.127
  Accumulation Unit Value at end of
   period                                $18.002        $17.618        $16.852        $16.639        $15.483
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.344        $10.862        $10.735        $10.165             --
  Accumulation Unit Value at end of
   period                                $11.580        $11.344        $10.862        $10.735             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.502        $16.766        $16.579        $15.705             --
  Accumulation Unit Value at end of
   period                                $17.857        $17.502        $16.766        $16.579             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.502        $16.766        $16.579        $15.450        $13.118
  Accumulation Unit Value at end of
   period                                $17.857        $17.502        $16.766        $16.579        $15.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.423        $16.716        $16.554        $15.703             --
  Accumulation Unit Value at end of
   period                                $17.750        $17.423        $16.716        $16.554             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.023        $15.920        $14.308        $11.343        $16.676
  Accumulation Unit Value at end of
   period                                $18.901        $16.023        $15.920        $14.308        $11.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,975          3,407          3,840          4,376          1,987
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.816        $15.737        $14.166        $11.247        $16.560
  Accumulation Unit Value at end of
   period                                $18.629        $15.816        $15.737        $14.166        $11.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             31             36             40             22
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.748        $15.677        $14.119        $11.215        $16.521
  Accumulation Unit Value at end of
   period                                $18.539        $15.748        $15.677        $14.119        $11.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             15             19              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.545        $15.498        $13.978        $11.120        $16.406
  Accumulation Unit Value at end of
   period                                $18.272        $15.545        $15.498        $13.978        $11.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             12             13             15              4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.545        $15.498        $13.978        $11.120        $16.406
  Accumulation Unit Value at end of
   period                                $18.272        $15.545        $15.498        $13.978        $11.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             12             13             15              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.344        $15.321        $13.839        $11.026        $16.291
  Accumulation Unit Value at end of
   period                                $18.009        $15.344        $15.321        $13.839        $11.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.344        $15.321        $13.839        $11.026        $16.291
  Accumulation Unit Value at end of
   period                                $18.009        $15.344        $15.321        $13.839        $11.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.277        $15.262        $13.793        $10.995        $16.253
  Accumulation Unit Value at end of
   period                                $17.922        $15.277        $15.262        $13.793        $10.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              5              5              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.636        $12.636        $11.431         $9.121        $13.497
  Accumulation Unit Value at end of
   period                                $14.808        $12.636        $12.636        $11.431         $9.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.080        $15.088        $13.656        $10.902        $16.140
  Accumulation Unit Value at end of
   period                                $17.664        $15.080        $15.088        $13.656        $10.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.080        $15.088        $13.656        $10.902        $16.140
  Accumulation Unit Value at end of
   period                                $17.664        $15.080        $15.088        $13.656        $10.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              2             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.345        $13.911        $13.345        $12.068        $10.000
  Accumulation Unit Value at end of
   period                                $16.676        $16.345        $13.911        $13.345        $12.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,365          2,475          2,372          1,962          1,103
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.255        $13.855        $13.311        $12.056        $10.000
  Accumulation Unit Value at end of
   period                                $16.560        $16.255        $13.855        $13.311        $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             31             28             14              9
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.226        $13.837        $13.300        $12.052        $10.000
  Accumulation Unit Value at end of
   period                                $16.521        $16.226        $13.837        $13.300        $12.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              4              3             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.137        $13.782        $13.267        $12.040        $10.000
  Accumulation Unit Value at end of
   period                                $16.406        $16.137        $13.782        $13.267        $12.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             14              6              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.137        $13.782        $13.267        $12.040        $10.000
  Accumulation Unit Value at end of
   period                                $16.406        $16.137        $13.782        $13.267        $12.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             14              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.048        $13.727        $13.234        $12.108             --
  Accumulation Unit Value at end of
   period                                $16.291        $16.048        $13.727        $13.234             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.048        $13.727        $13.234        $12.028        $10.000
  Accumulation Unit Value at end of
   period                                $16.291        $16.048        $13.727        $13.234        $12.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.019        $13.708        $13.223        $12.023        $10.000
  Accumulation Unit Value at end of
   period                                $16.253        $16.019        $13.708        $13.223        $12.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.315        $11.406        $11.013        $10.090             --
  Accumulation Unit Value at end of
   period                                $13.497        $13.315        $11.406        $11.013             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.931        $13.654        $13.190        $12.090             --
  Accumulation Unit Value at end of
   period                                $16.140        $15.931        $13.654        $13.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.931        $13.654        $13.190        $12.011        $10.000
  Accumulation Unit Value at end of
   period                                $16.140        $15.931        $13.654        $13.190        $12.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.406        $14.420        $13.058        $10.430             --
  Accumulation Unit Value at end of
   period                                $16.866        $14.406        $14.420        $13.058             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.900        $14.930        $13.533        $10.820        $16.043
  Accumulation Unit Value at end of
   period                                $17.427        $14.900        $14.930        $13.533        $10.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.339        $14.375        $13.037        $10.429             --
  Accumulation Unit Value at end of
   period                                $16.762        $14.339        $14.375        $13.037             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.317        $14.360        $13.030        $10.428             --
  Accumulation Unit Value at end of
   period                                $16.728        $14.317        $14.360        $13.030             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.250        $14.315        $13.008        $10.427             --
  Accumulation Unit Value at end of
   period                                $16.626        $14.250        $14.315        $13.008             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.109        $10.950         $9.986         $8.045        $13.705
  Accumulation Unit Value at end of
   period                                $12.354        $11.109        $10.950         $9.986         $8.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,348          2,591          2,927          3,346          4,233
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.900        $10.760         $9.828         $7.929        $13.528
  Accumulation Unit Value at end of
   period                                $12.103        $10.900        $10.760         $9.828         $7.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             44             55             57             65
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.869        $10.735         $9.810         $7.919        $13.517
  Accumulation Unit Value at end of
   period                                $12.063        $10.869        $10.735         $9.810         $7.919
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              8              9             30
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.664        $10.549         $9.654         $7.805        $13.342
  Accumulation Unit Value at end of
   period                                $11.818        $10.664        $10.549         $9.654         $7.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              6             12             15
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.664        $10.549         $9.654         $7.805        $13.342
  Accumulation Unit Value at end of
   period                                $11.818        $10.664        $10.549         $9.654         $7.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              6             12             15

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.859        $13.613        $13.170        $12.088             --
  Accumulation Unit Value at end of
   period                                $16.043        $15.859        $13.613        $13.170             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.742        $12.417        $12.083        $11.295         $9.760
  Accumulation Unit Value at end of
   period                                $13.705        $13.742        $12.417        $12.083        $11.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,102          8,213         10,716         12,840         14,293
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.585        $12.293        $11.980        $11.216         $9.707
  Accumulation Unit Value at end of
   period                                $13.528        $13.585        $12.293        $11.980        $11.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83            135            203            227            251
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.580        $12.295        $11.988        $11.229         $9.723
  Accumulation Unit Value at end of
   period                                $13.517        $13.580        $12.295        $11.988        $11.229
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             76             78             80             83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.425        $12.173        $11.887        $11.151         $9.670
  Accumulation Unit Value at end of
   period                                $13.342        $13.425        $12.173        $11.887        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             23             27             33             36
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.425        $12.173        $11.887        $11.151         $9.670
  Accumulation Unit Value at end of
   period                                $13.342        $13.425        $12.173        $11.887        $11.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             23             27             33             36

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.514        $10.416         $9.547         $7.730        $13.234
  Accumulation Unit Value at end of
   period                                $11.635        $10.514        $10.416         $9.547         $7.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              7              8              8
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.514        $10.416         $9.547         $7.730        $13.234
  Accumulation Unit Value at end of
   period                                $11.635        $10.514        $10.416         $9.547         $7.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              7              8              8
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.465        $10.373         $9.512         $7.705        $13.199
  Accumulation Unit Value at end of
   period                                $11.574        $10.465        $10.373         $9.512         $7.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.353         $9.280         $8.518         $6.907        $11.844
  Accumulation Unit Value at end of
   period                                $10.334         $9.353         $9.280         $8.518         $6.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.318        $10.243         $9.407         $7.631        $13.092
  Accumulation Unit Value at end of
   period                                $11.395        $10.318        $10.243         $9.407         $7.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.318        $10.243         $9.407         $7.631        $13.092
  Accumulation Unit Value at end of
   period                                $11.395        $10.318        $10.243         $9.407         $7.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.983        $13.888        $12.761        $10.358             --
  Accumulation Unit Value at end of
   period                                $15.434        $13.983        $13.888        $12.761             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.195        $10.136         $9.322         $7.574        $13.013
  Accumulation Unit Value at end of
   period                                $11.242        $10.195        $10.136         $9.322         $7.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.919        $13.844        $12.740        $10.356             --
  Accumulation Unit Value at end of
   period                                $15.340        $13.919        $13.844        $12.740             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.897        $13.830        $12.733        $10.356             --
  Accumulation Unit Value at end of
   period                                $15.309        $13.897        $13.830        $12.733             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.336        $12.111        $11.844        $11.242             --
  Accumulation Unit Value at end of
   period                                $13.234        $13.336        $12.111        $11.844             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.336        $12.111        $11.844        $11.127         $9.664
  Accumulation Unit Value at end of
   period                                $13.234        $13.336        $12.111        $11.844        $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.307        $12.090        $11.829        $11.119         $9.662
  Accumulation Unit Value at end of
   period                                $13.199        $13.307        $12.090        $11.829        $11.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.952        $10.871        $10.647        $10.120             --
  Accumulation Unit Value at end of
   period                                $11.844        $11.952        $10.871        $10.647             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.219        $12.028        $11.787        $11.208             --
  Accumulation Unit Value at end of
   period                                $13.092        $13.219        $12.028        $11.787             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.219        $12.028        $11.787        $11.096         $9.655
  Accumulation Unit Value at end of
   period                                $13.092        $13.219        $12.028        $11.787        $11.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.159        $11.992        $11.769        $11.207             --
  Accumulation Unit Value at end of
   period                                $13.013        $13.159        $11.992        $11.769             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.833        $13.786        $12.712        $10.354             --
  Accumulation Unit Value at end of
   period                                $15.215        $13.833        $13.786        $12.712             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.301        $37.895        $33.410        $25.030        $37.976
  Accumulation Unit Value at end of
   period                                $42.116        $37.301        $37.895        $33.410        $25.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,373          1,563          1,810          2,041          2,389
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.599        $37.238        $32.880        $24.669        $37.486
  Accumulation Unit Value at end of
   period                                $41.262        $36.599        $37.238        $32.880        $24.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              7              7
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.495        $37.151        $32.819        $24.636        $37.454
  Accumulation Unit Value at end of
   period                                $41.124        $36.495        $37.151        $32.819        $24.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3             38             38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.808        $36.507        $32.298        $24.282        $36.970
  Accumulation Unit Value at end of
   period                                $40.289        $35.808        $36.507        $32.298        $24.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.808        $36.507        $32.298        $24.282        $36.970
  Accumulation Unit Value at end of
   period                                $40.289        $35.808        $36.507        $32.298        $24.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.306        $36.049        $31.941        $24.049        $36.671
  Accumulation Unit Value at end of
   period                                $39.665        $35.306        $36.049        $31.941        $24.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.306        $36.049        $31.941        $24.049        $36.671
  Accumulation Unit Value at end of
   period                                $39.665        $35.306        $36.049        $31.941        $24.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $35.140        $35.897        $31.823        $23.972        $36.572
  Accumulation Unit Value at end of
   period                                $39.459        $35.140        $35.897        $31.823        $23.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.050        $12.322        $10.935         $8.245        $12.592
  Accumulation Unit Value at end of
   period                                $13.518        $12.050        $12.322        $10.935         $8.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $37.331        $33.490        $31.682        $29.406        $24.435
  Accumulation Unit Value at end of
   period                                $37.976        $37.331        $33.490        $31.682        $29.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,992          3,587          4,239          4,888          5,759
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.904        $33.157        $31.414        $29.201        $24.301
  Accumulation Unit Value at end of
   period                                $37.486        $36.904        $33.157        $31.414        $29.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             17             14             14             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.891        $33.162        $31.434        $29.235        $24.341
  Accumulation Unit Value at end of
   period                                $37.454        $36.891        $33.162        $31.434        $29.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.470        $32.833        $31.168        $29.031        $24.208
  Accumulation Unit Value at end of
   period                                $36.970        $36.470        $32.833        $31.168        $29.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              8              6              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.470        $32.833        $31.168        $29.031        $24.208
  Accumulation Unit Value at end of
   period                                $36.970        $36.470        $32.833        $31.168        $29.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              8              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.229        $32.665        $31.055        $29.312             --
  Accumulation Unit Value at end of
   period                                $36.671        $36.229        $32.665        $31.055             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.229        $32.665        $31.055        $28.969        $24.193
  Accumulation Unit Value at end of
   period                                $36.671        $36.229        $32.665        $31.055        $28.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $36.149        $32.609        $31.018        $28.949        $24.188
  Accumulation Unit Value at end of
   period                                $36.572        $36.149        $32.609        $31.018        $28.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.250        $10.711        $10.124             --
  Accumulation Unit Value at end of
   period                                $12.592        $12.458        $11.250        $10.711             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $34.647        $35.447        $31.470        $23.742        $36.276
  Accumulation Unit Value at end of
   period                                $38.847        $34.647        $35.447        $31.470        $23.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.647        $35.447        $31.470        $23.742        $36.276
  Accumulation Unit Value at end of
   period                                $38.847        $34.647        $35.447        $31.470        $23.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.228        $15.587        $13.845        $10.450             --
  Accumulation Unit Value at end of
   period                                $17.065        $15.228        $15.587        $13.845             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.234        $35.076        $31.188        $23.564        $36.059
  Accumulation Unit Value at end of
   period                                $38.326        $34.234        $35.076        $31.188        $23.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.157        $15.538        $13.823        $10.449             --
  Accumulation Unit Value at end of
   period                                $16.960        $15.157        $15.538        $13.823             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.134        $15.522        $13.815        $10.448             --
  Accumulation Unit Value at end of
   period                                $16.926        $15.134        $15.522        $13.815             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.064        $15.473        $13.792        $10.447             --
  Accumulation Unit Value at end of
   period                                $16.822        $15.064        $15.473        $13.792             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.498        $22.896        $21.065        $16.412        $30.394
  Accumulation Unit Value at end of
   period                                $25.556        $21.498        $22.896        $21.065        $16.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,901          3,329          3,742          4,309          5,057
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.094        $22.498        $20.730        $16.176        $30.002
  Accumulation Unit Value at end of
   period                                $25.038        $21.094        $22.498        $20.730        $16.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             27             33             38
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.034        $22.446        $20.692        $16.154        $29.977
  Accumulation Unit Value at end of
   period                                $24.954        $21.034        $22.446        $20.692        $16.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              7              6             12

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $35.910        $32.442        $30.905        $29.224             --
  Accumulation Unit Value at end of
   period                                $36.276        $35.910        $32.442        $30.905             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.910        $32.442        $30.905        $28.887        $24.173
  Accumulation Unit Value at end of
   period                                $36.276        $35.910        $32.442        $30.905        $28.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.749        $32.345        $30.859        $29.220             --
  Accumulation Unit Value at end of
   period                                $36.059        $35.749        $32.345        $30.859             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.183        $23.141        $21.512        $19.146        $14.988
  Accumulation Unit Value at end of
   period                                $30.394        $28.183        $23.141        $21.512        $19.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,431          7,609          9,326         11,161         13,458
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.861        $22.911        $21.330        $19.013        $14.906
  Accumulation Unit Value at end of
   period                                $30.002        $27.861        $22.911        $21.330        $19.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             71             78             87            104
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.852        $22.915        $21.344        $19.035        $14.931
  Accumulation Unit Value at end of
   period                                $29.977        $27.852        $22.915        $21.344        $19.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             20             20             20

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.638        $22.056        $20.364        $15.921        $29.589
  Accumulation Unit Value at end of
   period                                $24.448        $20.638        $22.056        $20.364        $15.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              4              5
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.638        $22.056        $20.364        $15.921        $29.589
  Accumulation Unit Value at end of
   period                                $24.448        $20.638        $22.056        $20.364        $15.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              4              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.348        $21.779        $20.138        $15.769        $29.350
  Accumulation Unit Value at end of
   period                                $24.068        $20.348        $21.779        $20.138        $15.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.348        $21.779        $20.138        $15.769        $29.350
  Accumulation Unit Value at end of
   period                                $24.068        $20.348        $21.779        $20.138        $15.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.252        $21.688        $20.064        $15.718        $29.270
  Accumulation Unit Value at end of
   period                                $23.943        $20.252        $21.688        $20.064        $15.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.693        $11.463        $10.615         $8.324        $15.517
  Accumulation Unit Value at end of
   period                                $12.629        $10.693        $11.463        $10.615         $8.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.968        $21.416        $19.842        $15.568        $29.034
  Accumulation Unit Value at end of
   period                                $23.572        $19.968        $21.416        $19.842        $15.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.968        $21.416        $19.842        $15.568        $29.034
  Accumulation Unit Value at end of
   period                                $23.572        $19.968        $21.416        $19.842        $15.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.509        $14.495        $13.436        $10.547             --
  Accumulation Unit Value at end of
   period                                $15.939        $13.509        $14.495        $13.436             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.730        $21.192        $19.664        $15.451        $28.860
  Accumulation Unit Value at end of
   period                                $23.256        $19.730        $21.192        $19.664        $15.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.533        $22.687        $21.163        $18.902        $14.849
  Accumulation Unit Value at end of
   period                                $29.589        $27.533        $22.687        $21.163        $18.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7             10             11             12
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.533        $22.687        $21.163        $18.902        $14.849
  Accumulation Unit Value at end of
   period                                $29.589        $27.533        $22.687        $21.163        $18.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7             10             11             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.351        $22.571        $21.087        $19.260             --
  Accumulation Unit Value at end of
   period                                $29.350        $27.351        $22.571        $21.087             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.351        $22.571        $21.087        $18.862        $14.839
  Accumulation Unit Value at end of
   period                                $29.350        $27.351        $22.571        $21.087        $18.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.291        $22.532        $21.061        $18.848        $14.836
  Accumulation Unit Value at end of
   period                                $29.270        $27.291        $22.532        $21.061        $18.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.482        $11.969        $11.198        $10.242             --
  Accumulation Unit Value at end of
   period                                $15.517        $14.482        $11.969        $11.198             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.111        $22.417        $20.985        $19.202             --
  Accumulation Unit Value at end of
   period                                $29.034        $27.111        $22.417        $20.985             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.111        $22.417        $20.985        $18.808        $14.827
  Accumulation Unit Value at end of
   period                                $29.034        $27.111        $22.417        $20.985        $18.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.989        $22.350        $20.953        $19.199             --
  Accumulation Unit Value at end of
   period                                $28.860        $26.989        $22.350        $20.953             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.446        $14.450        $13.414        $10.546             --
  Accumulation Unit Value at end of
   period                                $15.841        $13.446        $14.450        $13.414             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.425        $14.435        $13.407        $10.545             --
  Accumulation Unit Value at end of
   period                                $15.809        $13.425        $14.435        $13.407             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.363        $14.389        $13.385        $10.544             --
  Accumulation Unit Value at end of
   period                                $15.712        $13.363        $14.389        $13.385             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.331        $12.618        $12.463         $9.994        $12.196
  Accumulation Unit Value at end of
   period                                $14.905        $12.331        $12.618        $12.463         $9.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,197          1,375          1,564          1,837          2,165
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.099        $12.399        $12.265         $9.850        $12.038
  Accumulation Unit Value at end of
   period                                $14.602        $12.099        $12.399        $12.265         $9.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             30             38             57             37
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.065        $12.370        $12.242         $9.837        $12.028
  Accumulation Unit Value at end of
   period                                $14.553        $12.065        $12.370        $12.242         $9.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              7              6             13
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.838        $12.156        $12.048         $9.695        $11.873
  Accumulation Unit Value at end of
   period                                $14.258        $11.838        $12.156        $12.048         $9.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             11             11             14
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.838        $12.156        $12.048         $9.695        $11.873
  Accumulation Unit Value at end of
   period                                $14.258        $11.838        $12.156        $12.048         $9.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             11             11             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.672        $12.003        $11.914         $9.602        $11.776
  Accumulation Unit Value at end of
   period                                $14.037        $11.672        $12.003        $11.914         $9.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.672        $12.003        $11.914         $9.602        $11.776
  Accumulation Unit Value at end of
   period                                $14.037        $11.672        $12.003        $11.914         $9.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.413        $12.214        $10.913        $10.314         $8.804
  Accumulation Unit Value at end of
   period                                $12.196        $12.413        $12.214        $10.913        $10.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,789          3,885          5,422          6,382          7,699
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.271        $12.092        $10.821        $10.242         $8.755
  Accumulation Unit Value at end of
   period                                $12.038        $12.271        $12.092        $10.821        $10.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             71             93            106            133
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.267        $12.094        $10.828        $10.253         $8.770
  Accumulation Unit Value at end of
   period                                $12.028        $12.267        $12.094        $10.828        $10.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             28             28             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.126        $11.974        $10.736        $10.182         $8.722
  Accumulation Unit Value at end of
   period                                $11.873        $12.126        $11.974        $10.736        $10.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             28             29             33             31
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.126        $11.974        $10.736        $10.182         $8.722
  Accumulation Unit Value at end of
   period                                $11.873        $12.126        $11.974        $10.736        $10.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             28             29             33             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.046        $11.912        $10.697        $10.374             --
  Accumulation Unit Value at end of
   period                                $11.776        $12.046        $11.912        $10.697             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.046        $11.912        $10.697        $10.160         $8.716
  Accumulation Unit Value at end of
   period                                $11.776        $12.046        $11.912        $10.697        $10.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.617        $11.953        $11.870         $9.571        $11.745
  Accumulation Unit Value at end of
   period                                $13.964        $11.617        $11.953        $11.870         $9.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.360        $11.700        $11.631         $9.388        $11.531
  Accumulation Unit Value at end of
   period                                $13.642        $11.360        $11.700        $11.631         $9.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.454        $11.803        $11.739         $9.480        $11.649
  Accumulation Unit Value at end of
   period                                $13.748        $11.454        $11.803        $11.739         $9.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.454        $11.803        $11.739         $9.480        $11.649
  Accumulation Unit Value at end of
   period                                $13.748        $11.454        $11.803        $11.739         $9.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.825        $13.222        $13.157        $10.630             --
  Accumulation Unit Value at end of
   period                                $15.385        $12.825        $13.222        $13.157             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.317        $11.679        $11.634         $9.409        $11.580
  Accumulation Unit Value at end of
   period                                $13.563        $11.317        $11.679        $11.634         $9.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.765        $13.180        $13.135        $10.629             --
  Accumulation Unit Value at end of
   period                                $15.291        $12.765        $13.180        $13.135             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.745        $13.166        $13.128        $10.628             --
  Accumulation Unit Value at end of
   period                                $15.260        $12.745        $13.166        $13.128             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.686        $13.125        $13.106        $10.626             --
  Accumulation Unit Value at end of
   period                                $15.166        $12.686        $13.125        $13.106             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.020        $11.892        $10.684        $10.153         $8.714
  Accumulation Unit Value at end of
   period                                $11.745        $12.020        $11.892        $10.684        $10.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.813        $11.699        $10.522        $10.218             --
  Accumulation Unit Value at end of
   period                                $11.531        $11.813        $11.699        $10.522             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.940        $11.831        $10.646        $10.343             --
  Accumulation Unit Value at end of
   period                                $11.649        $11.940        $11.831        $10.646             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.940        $11.831        $10.646        $10.132         $8.709
  Accumulation Unit Value at end of
   period                                $11.649        $11.940        $11.831        $10.646        $10.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.887        $11.796        $10.630        $10.342             --
  Accumulation Unit Value at end of
   period                                $11.580        $11.887        $11.796        $10.630             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.332        $26.026        $25.849        $24.349        $35.441
  Accumulation Unit Value at end of
   period                                $25.277        $24.332        $26.026        $25.849        $24.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,825          2,134          2,524          2,978          3,573
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.874        $25.575        $25.439        $23.998        $34.984
  Accumulation Unit Value at end of
   period                                $24.764        $23.874        $25.575        $25.439        $23.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             18             19             26
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.806        $25.515        $25.392        $23.966        $34.954
  Accumulation Unit Value at end of
   period                                $24.681        $23.806        $25.515        $25.392        $23.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              5              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.358        $25.073        $24.989        $23.621        $34.503
  Accumulation Unit Value at end of
   period                                $24.181        $23.358        $25.073        $24.989        $23.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              5
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.358        $25.073        $24.989        $23.621        $34.503
  Accumulation Unit Value at end of
   period                                $24.181        $23.358        $25.073        $24.989        $23.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.031        $24.758        $24.713        $23.395        $34.224
  Accumulation Unit Value at end of
   period                                $23.806        $23.031        $24.758        $24.713        $23.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.031        $24.758        $24.713        $23.395        $34.224
  Accumulation Unit Value at end of
   period                                $23.806        $23.031        $24.758        $24.713        $23.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.923        $24.654        $24.621        $23.320        $34.131
  Accumulation Unit Value at end of
   period                                $23.682        $22.923        $24.654        $24.621        $23.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.525        $13.485        $13.480        $12.781        $18.725
  Accumulation Unit Value at end of
   period                                $12.927        $12.525        $13.485        $13.480        $12.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.601        $24.345        $24.349        $23.096        $33.855
  Accumulation Unit Value at end of
   period                                $23.315        $22.601        $24.345        $24.349        $23.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.601        $24.345        $24.349        $23.096        $33.855
  Accumulation Unit Value at end of
   period                                $23.315        $22.601        $24.345        $24.349        $23.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.889        $23.808        $22.162        $18.441        $14.960
  Accumulation Unit Value at end of
   period                                $35.441        $29.889        $23.808        $22.162        $18.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,532          5,324          6,628          7,655          8,910
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.548        $23.572        $21.974        $18.313        $14.878
  Accumulation Unit Value at end of
   period                                $34.984        $29.548        $23.572        $21.974        $18.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             50             62             71             77
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.538        $23.575        $21.989        $18.334        $14.903
  Accumulation Unit Value at end of
   period                                $34.954        $29.538        $23.575        $21.989        $18.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             16             15             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.200        $23.341        $21.803        $18.206        $14.821
  Accumulation Unit Value at end of
   period                                $34.503        $29.200        $23.341        $21.803        $18.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              7             10             11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.200        $23.341        $21.803        $18.206        $14.821
  Accumulation Unit Value at end of
   period                                $34.503        $29.200        $23.341        $21.803        $18.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              7             10             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.007        $23.222        $21.724        $18.472             --
  Accumulation Unit Value at end of
   period                                $34.224        $29.007        $23.222        $21.724             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              3             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.007        $23.222        $21.724        $18.167        $14.812
  Accumulation Unit Value at end of
   period                                $34.224        $29.007        $23.222        $21.724        $18.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $28.943        $23.182        $21.698        $18.154        $14.809
  Accumulation Unit Value at end of
   period                                $34.131        $28.943        $23.182        $21.698        $18.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.894        $12.743        $11.939        $10.166             --
  Accumulation Unit Value at end of
   period                                $18.725        $15.894        $12.743        $11.939             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $28.752        $23.063        $21.619        $18.417             --
  Accumulation Unit Value at end of
   period                                $33.855        $28.752        $23.063        $21.619             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.752        $23.063        $21.619        $18.116        $14.800
  Accumulation Unit Value at end of
   period                                $33.855        $28.752        $23.063        $21.619        $18.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.931        $10.703        $10.710        $10.164             --
  Accumulation Unit Value at end of
   period                                $10.240         $9.931        $10.703        $10.710             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             10             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.331        $24.090        $24.131        $22.924        $33.653
  Accumulation Unit Value at end of
   period                                $23.002        $22.331        $24.090        $24.131        $22.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.885        $10.669        $10.692        $10.163             --
  Accumulation Unit Value at end of
   period                                $10.177         $9.885        $10.669        $10.692             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.870        $10.658        $10.686        $10.162             --
  Accumulation Unit Value at end of
   period                                $10.156         $9.870        $10.658        $10.686             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.824        $10.625        $10.669        $10.161             --
  Accumulation Unit Value at end of
   period                                $10.094         $9.824        $10.625        $10.669             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $45.760        $48.562        $42.930        $33.447        $55.213
  Accumulation Unit Value at end of
   period                                $53.893        $45.760        $48.562        $42.930        $33.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,243          9,601         11,075         12,813         15,309
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $44.899        $47.720        $42.248        $32.965        $54.500
  Accumulation Unit Value at end of
   period                                $52.800        $44.899        $47.720        $42.248        $32.965
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             58             66             79             91
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $44.771        $47.608        $42.170        $32.921        $54.454
  Accumulation Unit Value at end of
   period                                $52.623        $44.771        $47.608        $42.170        $32.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             10             11             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $43.929        $46.782        $41.501        $32.447        $53.751
  Accumulation Unit Value at end of
   period                                $51.555        $43.929        $46.782        $41.501        $32.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             14             19             21
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $43.929        $46.782        $41.501        $32.447        $53.751
  Accumulation Unit Value at end of
   period                                $51.555        $43.929        $46.782        $41.501        $32.447
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             14             19             21

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.623        $22.994        $21.587        $18.414             --
  Accumulation Unit Value at end of
   period                                $33.653        $28.623        $22.994        $21.587             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $59.436        $51.874        $49.863        $45.405        $36.059
  Accumulation Unit Value at end of
   period                                $55.213        $59.436        $51.874        $49.863        $45.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,907         24,905         31,393         38,625         46,246
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.756        $51.358        $49.441        $45.089        $35.861
  Accumulation Unit Value at end of
   period                                $54.500        $58.756        $51.358        $49.441        $45.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141            198            276            303            345
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.736        $51.366        $49.473        $45.141        $35.920
  Accumulation Unit Value at end of
   period                                $54.454        $58.736        $51.366        $49.473        $45.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             30             36             39             44
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $58.065        $50.855        $49.055        $44.826        $35.723
  Accumulation Unit Value at end of
   period                                $53.751        $58.065        $50.855        $49.055        $44.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             38             45             54             60
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $58.065        $50.855        $49.055        $44.826        $35.723
  Accumulation Unit Value at end of
   period                                $53.751        $58.065        $50.855        $49.055        $44.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             38             45             54             60

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $43.312        $46.195        $41.042        $32.136        $53.316
  Accumulation Unit Value at end of
   period                                $50.756        $43.312        $46.195        $41.042        $32.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              5              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $43.312        $46.195        $41.042        $32.136        $53.316
  Accumulation Unit Value at end of
   period                                $50.756        $43.312        $46.195        $41.042        $32.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              5              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $43.109        $46.001        $40.890        $32.033        $53.172
  Accumulation Unit Value at end of
   period                                $50.492        $43.109        $46.001        $40.890        $32.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.591        $10.245         $9.116         $7.149        $11.878
  Accumulation Unit Value at end of
   period                                $11.223         $9.591        $10.245         $9.116         $7.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $42.504        $45.424        $40.437        $31.726        $52.741
  Accumulation Unit Value at end of
   period                                $49.709        $42.504        $45.424        $40.437        $31.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $42.504        $45.424        $40.437        $31.726        $52.741
  Accumulation Unit Value at end of
   period                                $49.709        $42.504        $45.424        $40.437        $31.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.718        $14.668        $13.064        $10.255             --
  Accumulation Unit Value at end of
   period                                $16.035        $13.718        $14.668        $13.064             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $41.996        $44.949        $40.074        $31.488        $52.425
  Accumulation Unit Value at end of
   period                                $49.042        $41.996        $44.949        $40.074        $31.488
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.654        $14.622        $13.043        $10.253             --
  Accumulation Unit Value at end of
   period                                $15.937        $13.654        $14.622        $13.043             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.633        $14.606        $13.035        $10.253             --
  Accumulation Unit Value at end of
   period                                $15.905        $13.633        $14.606        $13.035             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              7             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.681        $50.595        $48.877        $45.387             --
  Accumulation Unit Value at end of
   period                                $53.316        $57.681        $50.595        $48.877             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.681        $50.595        $48.877        $44.731        $35.701
  Accumulation Unit Value at end of
   period                                $53.316        $57.681        $50.595        $48.877        $44.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              5              5              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $57.554        $50.508        $48.818        $44.699        $35.693
  Accumulation Unit Value at end of
   period                                $53.172        $57.554        $50.508        $48.818        $44.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.870        $11.305        $10.938        $10.171             --
  Accumulation Unit Value at end of
   period                                $11.878        $12.870        $11.305        $10.938             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              3             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $57.174        $50.250        $48.641        $45.251             --
  Accumulation Unit Value at end of
   period                                $52.741        $57.174        $50.250        $48.641             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.174        $50.250        $48.641        $44.604        $35.671
  Accumulation Unit Value at end of
   period                                $52.741        $57.174        $50.250        $48.641        $44.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.917        $50.099        $48.568        $45.245             --
  Accumulation Unit Value at end of
   period                                $52.425        $56.917        $50.099        $48.568             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.570        $14.561        $13.014        $10.251             --
  Accumulation Unit Value at end of
   period                                $15.807        $13.570        $14.561        $13.014             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.783         $5.045         $4.351         $3.124         $5.079
  Accumulation Unit Value at end of
   period                                 $5.558         $4.783         $5.045         $4.351         $3.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                905            921            959          1,101          1,055
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.698         $4.963         $4.287         $3.082         $5.019
  Accumulation Unit Value at end of
   period                                 $5.451         $4.698         $4.963         $4.287         $3.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             14             20             18
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.679         $4.946         $4.274         $3.074         $5.009
  Accumulation Unit Value at end of
   period                                 $5.427         $4.679         $4.946         $4.274         $3.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             10             10             15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.596         $4.865         $4.211         $3.034         $4.950
  Accumulation Unit Value at end of
   period                                 $5.323         $4.596         $4.865         $4.211         $3.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.596         $4.865         $4.211         $3.034         $4.950
  Accumulation Unit Value at end of
   period                                 $5.323         $4.596         $4.865         $4.211         $3.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.532         $4.804         $4.164         $3.005         $4.910
  Accumulation Unit Value at end of
   period                                 $5.240         $4.532         $4.804         $4.164         $3.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.532         $4.804         $4.164         $3.005         $4.910
  Accumulation Unit Value at end of
   period                                 $5.240         $4.532         $4.804         $4.164         $3.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.511         $4.784         $4.149         $2.995         $4.897
  Accumulation Unit Value at end of
   period                                 $5.213         $4.511         $4.784         $4.149         $2.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.381        $11.022         $9.568         $6.914        $11.316
  Accumulation Unit Value at end of
   period                                $11.986        $10.381        $11.022         $9.568         $6.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.867         $4.539         $4.411         $4.383         $3.600
  Accumulation Unit Value at end of
   period                                 $5.079         $4.867         $4.539         $4.411         $4.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,374          1,788          2,231          2,931          3,698
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.817         $4.499         $4.379         $4.357         $3.584
  Accumulation Unit Value at end of
   period                                 $5.019         $4.817         $4.499         $4.379         $4.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             32             35             48             52
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.810         $4.495         $4.377         $4.357         $3.586
  Accumulation Unit Value at end of
   period                                 $5.009         $4.810         $4.495         $4.377         $4.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             53             53             56             72
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.760         $4.455         $4.345         $4.332         $3.570
  Accumulation Unit Value at end of
   period                                 $4.950         $4.760         $4.455         $4.345         $4.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9             14             14
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.760         $4.455         $4.345         $4.332         $3.570
  Accumulation Unit Value at end of
   period                                 $4.950         $4.760         $4.455         $4.345         $4.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9             14             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.729         $4.432         $4.329         $4.381             --
  Accumulation Unit Value at end of
   period                                 $4.910         $4.729         $4.432         $4.329             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              3             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.729         $4.432         $4.329         $4.322         $3.568
  Accumulation Unit Value at end of
   period                                 $4.910         $4.729         $4.432         $4.329         $4.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.719         $4.424         $4.324         $4.319         $3.567
  Accumulation Unit Value at end of
   period                                 $4.897         $4.719         $4.424         $4.324         $4.319
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.915        $10.245        $10.022        $10.156             --
  Accumulation Unit Value at end of
   period                                $11.316        $10.915        $10.245        $10.022             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2             --             --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.447         $4.724         $4.103         $2.966         $4.857
  Accumulation Unit Value at end of
   period                                 $5.132         $4.447         $4.724         $4.103         $2.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.447         $4.724         $4.103         $2.966         $4.857
  Accumulation Unit Value at end of
   period                                 $5.132         $4.447         $4.724         $4.103         $2.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.520        $16.493        $14.333        $10.367             --
  Accumulation Unit Value at end of
   period                                $17.901        $15.520        $16.493        $14.333             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.394         $4.674         $4.066         $2.944         $4.828
  Accumulation Unit Value at end of
   period                                 $5.063         $4.394         $4.674         $4.066         $2.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.448        $16.442        $14.309        $10.365             --
  Accumulation Unit Value at end of
   period                                $17.791        $15.448        $16.442        $14.309             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.424        $16.424        $14.301        $10.365             --
  Accumulation Unit Value at end of
   period                                $17.755        $15.424        $16.424        $14.301             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.352        $16.373        $14.278        $10.363             --
  Accumulation Unit Value at end of
   period                                $17.646        $15.352        $16.373        $14.278             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $42.823        $42.639        $37.751        $25.469        $34.907
  Accumulation Unit Value at end of
   period                                $49.129        $42.823        $42.639        $37.751        $25.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,385          1,553          1,839          2,136          2,428
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $42.017        $41.900        $37.152        $25.102        $34.456
  Accumulation Unit Value at end of
   period                                $48.132        $42.017        $41.900        $37.152        $25.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             13             15             20             23
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $41.898        $41.802        $37.084        $25.068        $34.427
  Accumulation Unit Value at end of
   period                                $47.971        $41.898        $41.802        $37.084        $25.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              3              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.687         $4.402         $4.308         $4.368             --
  Accumulation Unit Value at end of
   period                                 $4.857         $4.687         $4.402         $4.308             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.687         $4.402         $4.308         $4.310         $3.565
  Accumulation Unit Value at end of
   period                                 $4.857         $4.687         $4.402         $4.308         $4.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.666         $4.389         $4.302         $4.367             --
  Accumulation Unit Value at end of
   period                                 $4.828         $4.666         $4.389         $4.302             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.266        $31.418        $30.794        $28.136        $22.492
  Accumulation Unit Value at end of
   period                                $34.907        $34.266        $31.418        $30.794        $28.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,056          4,018          5,103          6,645          8,151
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.874        $31.106        $30.533        $27.940        $22.368
  Accumulation Unit Value at end of
   period                                $34.456        $33.874        $31.106        $30.533        $27.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             57             67             81             89
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.862        $31.111        $30.553        $27.972        $22.405
  Accumulation Unit Value at end of
   period                                $34.427        $33.862        $31.111        $30.553        $27.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             50             50             50

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $41.110        $41.077        $36.496        $24.708        $33.983
  Accumulation Unit Value at end of
   period                                $46.999        $41.110        $41.077        $36.496        $24.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              5              9
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $41.110        $41.077        $36.496        $24.708        $33.983
  Accumulation Unit Value at end of
   period                                $46.999        $41.110        $41.077        $36.496        $24.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              5              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $40.533        $40.562        $36.092        $24.471        $33.708
  Accumulation Unit Value at end of
   period                                $46.270        $40.533        $40.562        $36.092        $24.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $40.533        $40.562        $36.092        $24.471        $33.708
  Accumulation Unit Value at end of
   period                                $46.270        $40.533        $40.562        $36.092        $24.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $40.343        $40.391        $35.958        $24.393        $33.617
  Accumulation Unit Value at end of
   period                                $46.030        $40.343        $40.391        $35.958        $24.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.448        $14.480        $12.904         $8.762        $12.088
  Accumulation Unit Value at end of
   period                                $16.469        $14.448        $14.480        $12.904         $8.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $39.777        $39.885        $35.560        $24.159        $33.345
  Accumulation Unit Value at end of
   period                                $45.316        $39.777        $39.885        $35.560        $24.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $39.777        $39.885        $35.560        $24.159        $33.345
  Accumulation Unit Value at end of
   period                                $45.316        $39.777        $39.885        $35.560        $24.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.158        $17.213        $15.355        $10.437             --
  Accumulation Unit Value at end of
   period                                $19.538        $17.158        $17.213        $15.355             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $39.303        $39.468        $35.242        $23.978        $33.145
  Accumulation Unit Value at end of
   period                                $44.709        $39.303        $39.468        $35.242        $23.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.475        $30.801        $30.295        $27.777        $22.283
  Accumulation Unit Value at end of
   period                                $33.983        $33.475        $30.801        $30.295        $27.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             15             18             25
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.475        $30.801        $30.295        $27.777        $22.283
  Accumulation Unit Value at end of
   period                                $33.983        $33.475        $30.801        $30.295        $27.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             15             18             25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.254        $30.644        $30.185        $28.196             --
  Accumulation Unit Value at end of
   period                                $33.708        $33.254        $30.644        $30.185             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.254        $30.644        $30.185        $27.718        $22.269
  Accumulation Unit Value at end of
   period                                $33.708        $33.254        $30.644        $30.185        $27.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $33.181        $30.592        $30.149        $27.698        $22.264
  Accumulation Unit Value at end of
   period                                $33.617        $33.181        $30.592        $30.149        $27.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.943        $11.022        $10.873        $10.171             --
  Accumulation Unit Value at end of
   period                                $12.088        $11.943        $11.022        $10.873             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $32.962        $30.435        $30.040        $28.111             --
  Accumulation Unit Value at end of
   period                                $33.345        $32.962        $30.435        $30.040             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.962        $30.435        $30.040        $27.639        $22.250
  Accumulation Unit Value at end of
   period                                $33.345        $32.962        $30.435        $30.040        $27.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.814        $30.344        $29.995        $28.108             --
  Accumulation Unit Value at end of
   period                                $33.145        $32.814        $30.344        $29.995             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.079        $17.159        $15.330        $10.435             --
  Accumulation Unit Value at end of
   period                                $19.418        $17.079        $17.159        $15.330             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.053        $17.141        $15.321        $10.435             --
  Accumulation Unit Value at end of
   period                                $19.379        $17.053        $17.141        $15.321             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.974        $17.088        $15.296        $10.433             --
  Accumulation Unit Value at end of
   period                                $19.260        $16.974        $17.088        $15.296             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $35.310        $34.051        $31.329        $21.579        $28.713
  Accumulation Unit Value at end of
   period                                $38.671        $35.310        $34.051        $31.329        $21.579
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,701          3,024          3,481          3,987          4,833
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.646        $33.461        $30.832        $21.269        $28.342
  Accumulation Unit Value at end of
   period                                $37.887        $34.646        $33.461        $30.832        $21.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             37             43             50             57
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $34.547        $33.383        $30.775        $21.240        $28.318
  Accumulation Unit Value at end of
   period                                $37.761        $34.547        $33.383        $30.775        $21.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10             12             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.897        $32.804        $30.287        $20.935        $27.953
  Accumulation Unit Value at end of
   period                                $36.995        $33.897        $32.804        $30.287        $20.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             13             16             22
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.897        $32.804        $30.287        $20.935        $27.953
  Accumulation Unit Value at end of
   period                                $36.995        $33.897        $32.804        $30.287        $20.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             10             13             16             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.422        $32.392        $29.952        $20.734        $27.726
  Accumulation Unit Value at end of
   period                                $36.421        $33.422        $32.392        $29.952        $20.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6             10             11             10
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.422        $32.392        $29.952        $20.734        $27.726
  Accumulation Unit Value at end of
   period                                $36.421        $33.422        $32.392        $29.952        $20.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6             10             11             10

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.613        $26.713        $26.404        $25.569        $24.767
  Accumulation Unit Value at end of
   period                                $28.713        $27.613        $26.713        $26.404        $25.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,370          7,864         10,114         12,220         15,178
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.298        $26.448        $26.181        $25.391        $24.631
  Accumulation Unit Value at end of
   period                                $28.342        $27.298        $26.448        $26.181        $25.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91            107            131            155            180
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.288        $26.452        $26.198        $25.420        $24.672
  Accumulation Unit Value at end of
   period                                $28.318        $27.288        $26.452        $26.198        $25.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             30             40             43             46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.976        $26.189        $25.976        $25.243        $24.537
  Accumulation Unit Value at end of
   period                                $27.953        $26.976        $26.189        $25.976        $25.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             42             47             45             51
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.976        $26.189        $25.976        $25.243        $24.537
  Accumulation Unit Value at end of
   period                                $27.953        $26.976        $26.189        $25.976        $25.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             42             47             45             51
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.798        $26.055        $25.882        $25.442             --
  Accumulation Unit Value at end of
   period                                $27.726        $26.798        $26.055        $25.882             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10             10             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.798        $26.055        $25.882        $25.189        $24.521
  Accumulation Unit Value at end of
   period                                $27.726        $26.798        $26.055        $25.882        $25.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10             10              6

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                            $33.265        $32.256        $29.841        $20.668        $27.651
  Accumulation Unit Value at end of
   period                               $36.232        $33.265        $32.256        $29.841        $20.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $13.119        $12.734        $11.793        $8.176         $10.949
  Accumulation Unit Value at end of
   period                               $14.275        $13.119        $12.734        $11.793        $8.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                            $32.798        $31.852        $29.511        $20.470        $27.428
  Accumulation Unit Value at end of
   period                               $35.670        $32.798        $31.852        $29.511        $20.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $32.798        $31.852        $29.511        $20.470        $27.428
  Accumulation Unit Value at end of
   period                               $35.670        $32.798        $31.852        $29.511        $20.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                            $16.844        $16.366        $15.171        $10.528        --
  Accumulation Unit Value at end of
   period                               $18.310        $16.844        $16.366        $15.171        --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $32.407        $31.519        $29.246        $20.317        $27.263
  Accumulation Unit Value at end of
   period                               $35.192        $32.407        $31.519        $29.246        $20.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                            $16.766        $16.315        $15.146        $10.527        --
  Accumulation Unit Value at end of
   period                               $18.198        $16.766        $16.315        $15.146        --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                            $16.740        $16.297        $15.137        $10.526        --
  Accumulation Unit Value at end of
   period                               $18.160        $16.740        $16.297        $15.137        --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                            $16.662        $16.246        $15.113        $10.525        --
  Accumulation Unit Value at end of
   period                               $18.049        $16.662        $16.246        $15.113        --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $16.100        $19.603        $18.028        $14.626        $26.412
  Accumulation Unit Value at end of
   period                               $19.403        $16.100        $19.603        $18.028        $14.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           1,841          2,164          2,512          2,968          3,585

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                            $26.739        $26.010        $25.851        $25.172        $24.516
  Accumulation Unit Value at end of
   period                               $27.651        $26.739        $26.010        $25.851        $25.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $10.599        $10.320        $10.267        $10.106        --
  Accumulation Unit Value at end of
   period                               $10.949        $10.599        $10.320        $10.267        --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             3              4              --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                            $26.562        $25.877        $25.757        $25.366        --
  Accumulation Unit Value at end of
   period                               $27.428        $26.562        $25.877        $25.757        --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $26.562        $25.877        $25.757        $25.118        $24.501
  Accumulation Unit Value at end of
   period                               $27.428        $26.562        $25.877        $25.757        $25.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                            --             --             --             --             --
  Accumulation Unit Value at end of
   period                               --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $26.443        $25.800        $25.719        $25.363        --
  Accumulation Unit Value at end of
   period                               $27.263        $26.443        $25.800        $25.719        --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           3              3              3              3              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                            --             --             --             --             --
  Accumulation Unit Value at end of
   period                               --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                            --             --             --             --             --
  Accumulation Unit Value at end of
   period                               --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                            --             --             --             --             --
  Accumulation Unit Value at end of
   period                               --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $24.661        $19.531        $17.613        $15.333        $12.064
  Accumulation Unit Value at end of
   period                               $26.412        $24.661        $19.531        $17.613        $15.333
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           4,677          5,715          6,654          7,902          9,283

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.797        $19.263        $17.742        $14.415        $26.071
  Accumulation Unit Value at end of
   period                                $19.009        $15.797        $19.263        $17.742        $14.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             29             32             35             42
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.752        $19.218        $17.709        $14.396        $26.049
  Accumulation Unit Value at end of
   period                                $18.945        $15.752        $19.218        $17.709        $14.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              4              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.455        $18.884        $17.428        $14.189        $25.712
  Accumulation Unit Value at end of
   period                                $18.561        $15.455        $18.884        $17.428        $14.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              7              9             11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.455        $18.884        $17.428        $14.189        $25.712
  Accumulation Unit Value at end of
   period                                $18.561        $15.455        $18.884        $17.428        $14.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              7              9             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.239        $18.647        $17.235        $14.053        $25.504
  Accumulation Unit Value at end of
   period                                $18.273        $15.239        $18.647        $17.235        $14.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              6              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.239        $18.647        $17.235        $14.053        $25.504
  Accumulation Unit Value at end of
   period                                $18.273        $15.239        $18.647        $17.235        $14.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              6              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.167        $18.569        $17.171        $14.008        $25.435
  Accumulation Unit Value at end of
   period                                $18.178        $15.167        $18.569        $17.171        $14.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.029        $12.291        $11.377         $9.291        $16.887
  Accumulation Unit Value at end of
   period                                $12.009        $10.029        $12.291        $11.377         $9.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.954        $18.336        $16.981        $13.873        $25.229
  Accumulation Unit Value at end of
   period                                $17.896        $14.954        $18.336        $16.981        $13.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.954        $18.336        $16.981        $13.873        $25.229
  Accumulation Unit Value at end of
   period                                $17.896        $14.954        $18.336        $16.981        $13.873
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.379        $19.337        $17.464        $15.226        $11.998
  Accumulation Unit Value at end of
   period                                $26.071        $24.379        $19.337        $17.464        $15.226
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             99            107            115            128
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.370        $19.340        $17.475        $15.244        $12.018
  Accumulation Unit Value at end of
   period                                $26.049        $24.370        $19.340        $17.475        $15.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             69             18             20             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.092        $19.147        $17.327        $15.138        $11.952
  Accumulation Unit Value at end of
   period                                $25.712        $24.092        $19.147        $17.327        $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             25             27             28
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.092        $19.147        $17.327        $15.138        $11.952
  Accumulation Unit Value at end of
   period                                $25.712        $24.092        $19.147        $17.327        $15.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             25             27             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.933        $19.049        $17.265        $15.350             --
  Accumulation Unit Value at end of
   period                                $25.504        $23.933        $19.049        $17.265             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.933        $19.049        $17.265        $15.105        $11.944
  Accumulation Unit Value at end of
   period                                $25.504        $23.933        $19.049        $17.265        $15.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              2              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.880        $19.017        $17.244        $15.095        $11.942
  Accumulation Unit Value at end of
   period                                $25.435        $23.880        $19.017        $17.244        $15.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.870        $12.651        $11.483        $10.224             --
  Accumulation Unit Value at end of
   period                                $16.887        $15.870        $12.651        $11.483             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              3             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.722        $18.920        $17.181        $15.304             --
  Accumulation Unit Value at end of
   period                                $25.229        $23.722        $18.920        $17.181             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.722        $18.920        $17.181        $15.063        $11.934
  Accumulation Unit Value at end of
   period                                $25.229        $23.722        $18.920        $17.181        $15.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.498        $14.105        $13.069        $10.683             --
  Accumulation Unit Value at end of
   period                                $13.753        $11.498        $14.105        $13.069             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.776        $18.144        $16.829        $13.770        $25.078
  Accumulation Unit Value at end of
   period                                $17.656        $14.776        $18.144        $16.829        $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.444        $14.061        $13.048        $10.681             --
  Accumulation Unit Value at end of
   period                                $13.669        $11.444        $14.061        $13.048             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.427        $14.046        $13.041        $10.681             --
  Accumulation Unit Value at end of
   period                                $13.641        $11.427        $14.046        $13.041             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.374        $14.002        $13.019        $10.679             --
  Accumulation Unit Value at end of
   period                                $13.557        $11.374        $14.002        $13.019             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.820        $17.018        $15.342        $11.213        $19.730
  Accumulation Unit Value at end of
   period                                $16.522        $13.820        $17.018        $15.342        $11.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,000          1,255          1,391          1,617          1,897
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.560        $16.723        $15.099        $11.051        $19.475
  Accumulation Unit Value at end of
   period                                $16.187        $13.560        $16.723        $15.099        $11.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             12             12             14             18
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.521        $16.684        $15.071        $11.036        $19.459
  Accumulation Unit Value at end of
   period                                $16.133        $13.521        $16.684        $15.071        $11.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.267        $16.394        $14.832        $10.878        $19.207
  Accumulation Unit Value at end of
   period                                $15.805        $13.267        $16.394        $14.832        $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.267        $16.394        $14.832        $10.878        $19.207
  Accumulation Unit Value at end of
   period                                $15.805        $13.267        $16.394        $14.832        $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              6

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.616        $18.863        $17.155        $15.302             --
  Accumulation Unit Value at end of
   period                                $25.078        $23.616        $18.863        $17.155             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.625        $14.138        $12.084        $10.785         $8.187
  Accumulation Unit Value at end of
   period                                $19.730        $17.625        $14.138        $12.084        $10.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,713          2,889          3,116          3,068          3,574
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.423        $13.997        $11.982        $10.709         $8.142
  Accumulation Unit Value at end of
   period                                $19.475        $17.423        $13.997        $11.982        $10.709
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             33             32             23             24
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.417        $13.999        $11.989        $10.722         $8.155
  Accumulation Unit Value at end of
   period                                $19.459        $17.417        $13.999        $11.989        $10.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              6              5              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.218        $13.860        $11.888        $10.647         $8.110
  Accumulation Unit Value at end of
   period                                $19.207        $17.218        $13.860        $11.888        $10.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              6              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.218        $13.860        $11.888        $10.647         $8.110
  Accumulation Unit Value at end of
   period                                $19.207        $17.218        $13.860        $11.888        $10.647
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6              6              3              3

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.081        $16.189        $14.668        $10.773        $19.052
  Accumulation Unit Value at end of
   period                                $15.560        $13.081        $16.189        $14.668        $10.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.081        $16.189        $14.668        $10.773        $19.052
  Accumulation Unit Value at end of
   period                                $15.560        $13.081        $16.189        $14.668        $10.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.019        $16.121        $14.613        $10.739        $19.000
  Accumulation Unit Value at end of
   period                                $15.479        $13.019        $16.121        $14.613        $10.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.241        $15.173        $13.768        $10.127        $17.937
  Accumulation Unit Value at end of
   period                                $14.540        $12.241        $15.173        $13.768        $10.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.836        $15.918        $14.452        $10.636        $18.847
  Accumulation Unit Value at end of
   period                                $15.239        $12.836        $15.918        $14.452        $10.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.836        $15.918        $14.452        $10.636        $18.847
  Accumulation Unit Value at end of
   period                                $15.239        $12.836        $15.918        $14.452        $10.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.911        $16.019        $14.550        $10.714             --
  Accumulation Unit Value at end of
   period                                $15.320        $12.911        $16.019        $14.550             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.683        $15.752        $14.322        $10.556        $18.734
  Accumulation Unit Value at end of
   period                                $15.035        $12.683        $15.752        $14.322        $10.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.851        $15.969        $14.526        $10.712             --
  Accumulation Unit Value at end of
   period                                $15.226        $12.851        $15.969        $14.526             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.831        $15.952        $14.518        $10.712             --
  Accumulation Unit Value at end of
   period                                $15.195        $12.831        $15.952        $14.518             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.105        $13.789        $11.845        $10.693             --
  Accumulation Unit Value at end of
   period                                $19.052        $17.105        $13.789        $11.845             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.105        $13.789        $11.845        $10.624         $8.105
  Accumulation Unit Value at end of
   period                                $19.052        $17.105        $13.789        $11.845        $10.624
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.067        $13.765        $11.831        $10.617         $8.104
  Accumulation Unit Value at end of
   period                                $19.000        $17.067        $13.765        $11.831        $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.128        $13.021        $11.202        $10.127             --
  Accumulation Unit Value at end of
   period                                $17.937        $16.128        $13.021        $11.202             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.954        $13.695        $11.788        $10.661             --
  Accumulation Unit Value at end of
   period                                $18.847        $16.954        $13.695        $11.788             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.954        $13.695        $11.788        $10.594         $8.098
  Accumulation Unit Value at end of
   period                                $18.847        $16.954        $13.695        $11.788        $10.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.878        $13.654        $11.770        $10.660             --
  Accumulation Unit Value at end of
   period                                $18.734        $16.878        $13.654        $11.770             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.772        $15.902        $14.495        $10.710             --
  Accumulation Unit Value at end of
   period                                $15.102        $12.772        $15.902        $14.495             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.566        $18.253        $17.232        $13.826        $25.893
  Accumulation Unit Value at end of
   period                                $18.696        $15.566        $18.253        $17.232        $13.826
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,357          1,622          1,936          2,287          2,886
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.273        $17.936        $16.958        $13.627        $25.559
  Accumulation Unit Value at end of
   period                                $18.317        $15.273        $17.936        $16.958        $13.627
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             22             22             26             30
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.229        $17.894        $16.927        $13.609        $25.537
  Accumulation Unit Value at end of
   period                                $18.255        $15.229        $17.894        $16.927        $13.609
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.943        $17.584        $16.658        $13.413        $25.207
  Accumulation Unit Value at end of
   period                                $17.885        $14.943        $17.584        $16.658        $13.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              8              9
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.943        $17.584        $16.658        $13.413        $25.207
  Accumulation Unit Value at end of
   period                                $17.885        $14.943        $17.584        $16.658        $13.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              8              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.733        $17.363        $16.474        $13.285        $25.003
  Accumulation Unit Value at end of
   period                                $17.608        $14.733        $17.363        $16.474        $13.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              5              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.733        $17.363        $16.474        $13.285        $25.003
  Accumulation Unit Value at end of
   period                                $17.608        $14.733        $17.363        $16.474        $13.285
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              4              5              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.664        $17.290        $16.413        $13.242        $24.936
  Accumulation Unit Value at end of
   period                                $17.516        $14.664        $17.290        $16.413        $13.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.303        $12.160        $11.555         $9.332        $17.590
  Accumulation Unit Value at end of
   period                                $12.295        $10.303        $12.160        $11.555         $9.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.473        $19.446        $17.248        $14.418        $10.567
  Accumulation Unit Value at end of
   period                                $25.893        $24.473        $19.446        $17.248        $14.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,985          4,658          4,961          5,326          5,578
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.194        $19.252        $17.102        $14.317        $10.509
  Accumulation Unit Value at end of
   period                                $25.559        $24.194        $19.252        $17.102        $14.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             52             67             60             56
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.185        $19.255        $17.113        $14.334        $10.526
  Accumulation Unit Value at end of
   period                                $25.537        $24.185        $19.255        $17.113        $14.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              4              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.909        $19.064        $16.968        $14.234        $10.468
  Accumulation Unit Value at end of
   period                                $25.207        $23.909        $19.064        $16.968        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              7              7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.909        $19.064        $16.968        $14.234        $10.468
  Accumulation Unit Value at end of
   period                                $25.207        $23.909        $19.064        $16.968        $14.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              7              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.751        $18.966        $16.907        $14.419             --
  Accumulation Unit Value at end of
   period                                $25.003        $23.751        $18.966        $16.907             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.751        $18.966        $16.907        $14.204        $10.462
  Accumulation Unit Value at end of
   period                                $25.003        $23.751        $18.966        $16.907        $14.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.699        $18.934        $16.886        $14.193        $10.460
  Accumulation Unit Value at end of
   period                                $24.936        $23.699        $18.934        $16.886        $14.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.734        $13.383        $11.948        $10.204             --
  Accumulation Unit Value at end of
   period                                $17.590        $16.734        $13.383        $11.948             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              4             --             --

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.458        $17.073        $16.231        $13.115        $24.734
  Accumulation Unit Value at end of
   period                                $17.244        $14.458        $17.073        $16.231        $13.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.458        $17.073        $16.231        $13.115        $24.734
  Accumulation Unit Value at end of
   period                                $17.244        $14.458        $17.073        $16.231        $13.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.840        $13.989        $13.305        $10.756             --
  Accumulation Unit Value at end of
   period                                $14.115        $11.840        $13.989        $13.305             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.285        $16.895        $16.086        $13.017        $24.586
  Accumulation Unit Value at end of
   period                                $17.013        $14.285        $16.895        $16.086        $13.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.785        $13.945        $13.284        $10.755             --
  Accumulation Unit Value at end of
   period                                $14.028        $11.785        $13.945        $13.284             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.767        $13.930        $13.276        $10.754             --
  Accumulation Unit Value at end of
   period                                $14.000        $11.767        $13.930        $13.276             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.712        $13.886        $13.255        $10.753             --
  Accumulation Unit Value at end of
   period                                $13.914        $11.712        $13.886        $13.255             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.022         $9.123         $8.099         $6.261        $10.484
  Accumulation Unit Value at end of
   period                                $10.415         $9.022         $9.123         $8.099         $6.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,460          3,978          4,600          5,332          5,926
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.852         $8.965         $7.970         $6.171        $10.349
  Accumulation Unit Value at end of
   period                                $10.203         $8.852         $8.965         $7.970         $6.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             84            103            121            123
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.827         $8.944         $7.955         $6.162        $10.340
  Accumulation Unit Value at end of
   period                                $10.169         $8.827         $8.944         $7.955         $6.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             22             23             25             15

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.542        $18.837        $16.825        $14.376             --
  Accumulation Unit Value at end of
   period                                $24.734        $23.542        $18.837        $16.825             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.542        $18.837        $16.825        $14.163        $10.453
  Accumulation Unit Value at end of
   period                                $24.734        $23.542        $18.837        $16.825        $14.163
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.436        $18.781        $16.800        $14.374             --
  Accumulation Unit Value at end of
   period                                $24.586        $23.436        $18.781        $16.800             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.181         $9.925         $9.232         $8.280         $6.598
  Accumulation Unit Value at end of
   period                                $10.484        $11.181         $9.925         $9.232         $8.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,023         10,726         13,815         16,476         19,469
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.053         $9.827         $9.154         $8.222         $6.562
  Accumulation Unit Value at end of
   period                                $10.349        $11.053         $9.827         $9.154         $8.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152            227            310            369            442
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.049         $9.828         $9.160         $8.231         $6.573
  Accumulation Unit Value at end of
   period                                $10.340        $11.049         $9.828         $9.160         $8.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             38             43             47             64

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.661         $8.789         $7.829         $6.074        $10.207
  Accumulation Unit Value at end of
   period                                 $9.963         $8.661         $8.789         $7.829         $6.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10             12             17             19
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.661         $8.789         $7.829         $6.074        $10.207
  Accumulation Unit Value at end of
   period                                 $9.963         $8.661         $8.789         $7.829         $6.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10             12             17             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.539         $8.679         $7.742         $6.015        $10.124
  Accumulation Unit Value at end of
   period                                 $9.808         $8.539         $8.679         $7.742         $6.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              8              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.539         $8.679         $7.742         $6.015        $10.124
  Accumulation Unit Value at end of
   period                                 $9.808         $8.539         $8.679         $7.742         $6.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              8              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.499         $8.642         $7.714         $5.996        $10.097
  Accumulation Unit Value at end of
   period                                 $9.757         $8.499         $8.642         $7.714         $5.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.356        $10.540         $9.417         $7.328        $12.351
  Accumulation Unit Value at end of
   period                                $11.877        $10.356        $10.540         $9.417         $7.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.380         $8.534         $7.628         $5.939        $10.015
  Accumulation Unit Value at end of
   period                                 $9.606         $8.380         $8.534         $7.628         $5.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.380         $8.534         $7.628         $5.939        $10.015
  Accumulation Unit Value at end of
   period                                 $9.606         $8.380         $8.534         $7.628         $5.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.348        $14.619        $13.074        $10.183             --
  Accumulation Unit Value at end of
   period                                $16.439        $14.348        $14.619        $13.074             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.280         $8.444         $7.560         $5.894         $9.955
  Accumulation Unit Value at end of
   period                                 $9.477         $8.280         $8.444         $7.560         $5.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.923         $9.730         $9.082         $8.174         $6.537
  Accumulation Unit Value at end of
   period                                $10.207        $10.923         $9.730         $9.082         $8.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             30             34             41             49
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.923         $9.730         $9.082         $8.174         $6.537
  Accumulation Unit Value at end of
   period                                $10.207        $10.923         $9.730         $9.082         $8.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             30             34             41             49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.851         $9.681         $9.049         $8.326             --
  Accumulation Unit Value at end of
   period                                $10.124        $10.851         $9.681         $9.049             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.851         $9.681         $9.049         $8.156         $6.533
  Accumulation Unit Value at end of
   period                                $10.124        $10.851         $9.681         $9.049         $8.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.827         $9.664         $9.038         $8.151         $6.531
  Accumulation Unit Value at end of
   period                                $10.097        $10.827         $9.664         $9.038         $8.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.257        $11.846        $11.090        $10.217             --
  Accumulation Unit Value at end of
   period                                $12.351        $13.257        $11.846        $11.090             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.755         $9.615         $9.005         $8.301             --
  Accumulation Unit Value at end of
   period                                $10.015        $10.755         $9.615         $9.005             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.755         $9.615         $9.005         $8.133         $6.527
  Accumulation Unit Value at end of
   period                                $10.015        $10.755         $9.615         $9.005         $8.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.707         $9.586         $8.992         $8.300             --
  Accumulation Unit Value at end of
   period                                 $9.955        $10.707         $9.586         $8.992             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.282        $14.573        $13.053        $10.182             --
  Accumulation Unit Value at end of
   period                                $16.339        $14.282        $14.573        $13.053             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.260        $14.557        $13.046        $10.181             --
  Accumulation Unit Value at end of
   period                                $16.305        $14.260        $14.557        $13.046             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.194        $14.512        $13.024        $10.180             --
  Accumulation Unit Value at end of
   period                                $16.205        $14.194        $14.512        $13.024             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.785         $1.810         $1.835         $1.854         $1.828
  Accumulation Unit Value at end of
   period                                 $1.760         $1.785         $1.810         $1.835         $1.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,947         30,269         33,006         43,750         60,529
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.751         $1.778         $1.805         $1.827         $1.805
  Accumulation Unit Value at end of
   period                                 $1.724         $1.751         $1.778         $1.805         $1.827
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            144            161            232            446
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.746         $1.774         $1.802         $1.825         $1.803
  Accumulation Unit Value at end of
   period                                 $1.719         $1.746         $1.774         $1.802         $1.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             75             76             76            113
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.713         $1.743         $1.774         $1.799         $1.780
  Accumulation Unit Value at end of
   period                                 $1.684         $1.713         $1.743         $1.774         $1.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              7              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.713         $1.743         $1.774         $1.799         $1.780
  Accumulation Unit Value at end of
   period                                 $1.684         $1.713         $1.743         $1.774         $1.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              7              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.689         $1.721         $1.754         $1.781         $1.766
  Accumulation Unit Value at end of
   period                                 $1.658         $1.689         $1.721         $1.754         $1.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             63             67            104            130
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.689         $1.721         $1.754         $1.781         $1.766
  Accumulation Unit Value at end of
   period                                 $1.658         $1.689         $1.721         $1.754         $1.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             63             67            104            130

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.765         $1.710         $1.687         $1.696         $1.707
  Accumulation Unit Value at end of
   period                                 $1.828         $1.765         $1.710         $1.687         $1.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             56,224         55,022         59,907         73,137        124,168
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.745         $1.693         $1.673         $1.684         $1.697
  Accumulation Unit Value at end of
   period                                 $1.805         $1.745         $1.693         $1.673         $1.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                565            491            564            980          1,339
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.744         $1.694         $1.674         $1.686         $1.700
  Accumulation Unit Value at end of
   period                                 $1.803         $1.744         $1.694         $1.674         $1.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93             49             86             98            114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.677         $1.660         $1.674         $1.691
  Accumulation Unit Value at end of
   period                                 $1.780         $1.724         $1.677         $1.660         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             23             26             47            194
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.724         $1.677         $1.660         $1.674         $1.691
  Accumulation Unit Value at end of
   period                                 $1.780         $1.724         $1.677         $1.660         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             23             26             47            194
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.713         $1.668         $1.654         $1.669             --
  Accumulation Unit Value at end of
   period                                 $1.766         $1.713         $1.668         $1.654             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            116             47             40             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.713         $1.668         $1.654         $1.671         $1.690
  Accumulation Unit Value at end of
   period                                 $1.766         $1.713         $1.668         $1.654         $1.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106            116             47             40             --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.681         $1.714         $1.747         $1.776         $1.761
  Accumulation Unit Value at end of
   period                                 $1.649         $1.681         $1.714         $1.747         $1.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.991        $10.197        $10.404        $10.583        $10.505
  Accumulation Unit Value at end of
   period                                 $9.789         $9.991        $10.197        $10.404        $10.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.658         $1.693         $1.728         $1.759         $1.747
  Accumulation Unit Value at end of
   period                                 $1.623         $1.658         $1.693         $1.728         $1.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.658         $1.693         $1.728         $1.759         $1.747
  Accumulation Unit Value at end of
   period                                 $1.623         $1.658         $1.693         $1.728         $1.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.410         $9.614         $9.819         $9.998             --
  Accumulation Unit Value at end of
   period                                 $9.211         $9.410         $9.614         $9.819             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             23             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.638         $1.675         $1.713         $1.745         $1.736
  Accumulation Unit Value at end of
   period                                 $1.602         $1.638         $1.675         $1.713         $1.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.367         $9.584         $9.803         $9.996             --
  Accumulation Unit Value at end of
   period                                 $9.155         $9.367         $9.584         $9.803             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.352         $9.574         $9.798         $9.996             --
  Accumulation Unit Value at end of
   period                                 $9.136         $9.352         $9.574         $9.798             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.309         $9.544         $9.781         $9.994             --
  Accumulation Unit Value at end of
   period                                 $9.080         $9.309         $9.544         $9.781             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.709         $1.665         $1.652         $1.669         $1.689
  Accumulation Unit Value at end of
   period                                 $1.761         $1.709         $1.665         $1.652         $1.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.205         $9.955         $9.886         $9.988             --
  Accumulation Unit Value at end of
   period                                $10.505        $10.205         $9.955         $9.886             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.698         $1.657         $1.646         $1.664             --
  Accumulation Unit Value at end of
   period                                 $1.747         $1.698         $1.657         $1.646             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.698         $1.657         $1.646         $1.666         $1.688
  Accumulation Unit Value at end of
   period                                 $1.747         $1.698         $1.657         $1.646         $1.666
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.652         $1.644         $1.664             --
  Accumulation Unit Value at end of
   period                                 $1.736         $1.690         $1.652         $1.644             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.871        $23.317        $19.726        $15.099        $24.946
  Accumulation Unit Value at end of
   period                                $25.253        $21.871        $23.317        $19.726        $15.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,767          6,611          7,554          6,601          7,428
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.460        $22.913        $19.413        $14.882        $24.624
  Accumulation Unit Value at end of
   period                                $24.740        $21.460        $22.913        $19.413        $14.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             58             62             41             44
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.399        $22.859        $19.377        $14.862        $24.603
  Accumulation Unit Value at end of
   period                                $24.657        $21.399        $22.859        $19.377        $14.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             14             11             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.996        $22.462        $19.069        $14.648        $24.285
  Accumulation Unit Value at end of
   period                                $24.157        $20.996        $22.462        $19.069        $14.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             26             27             17             14
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.996        $22.462        $19.069        $14.648        $24.285
  Accumulation Unit Value at end of
   period                                $24.157        $20.996        $22.462        $19.069        $14.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             26             27             17             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.701        $22.180        $18.858        $14.507        $24.089
  Accumulation Unit Value at end of
   period                                $23.782        $20.701        $22.180        $18.858        $14.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.701        $22.180        $18.858        $14.507        $24.089
  Accumulation Unit Value at end of
   period                                $23.782        $20.701        $22.180        $18.858        $14.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.604        $22.087        $18.788        $14.461        $24.024
  Accumulation Unit Value at end of
   period                                $23.659        $20.604        $22.087        $18.788        $14.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.054        $11.862        $10.100         $7.781        $12.940
  Accumulation Unit Value at end of
   period                                $12.680        $11.054        $11.862        $10.100         $7.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.315        $21.810        $18.580        $14.322        $23.829
  Accumulation Unit Value at end of
   period                                $23.292        $20.315        $21.810        $18.580        $14.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              2              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.315        $21.810        $18.580        $14.322        $23.829
  Accumulation Unit Value at end of
   period                                $23.292        $20.315        $21.810        $18.580        $14.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              2              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.862        $22.236        $20.439        $18.746        $14.325
  Accumulation Unit Value at end of
   period                                $24.946        $23.862        $22.236        $20.439        $18.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,403         12,111         15,316         19,162         23,586
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.589        $22.015        $20.266        $18.615        $14.247
  Accumulation Unit Value at end of
   period                                $24.624        $23.589        $22.015        $20.266        $18.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             75             98            117            146
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.581        $22.018        $20.279        $18.636        $14.270
  Accumulation Unit Value at end of
   period                                $24.603        $23.581        $22.018        $20.279        $18.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             34             36             38             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.311        $21.799        $20.108        $18.506        $14.192
  Accumulation Unit Value at end of
   period                                $24.285        $23.311        $21.799        $20.108        $18.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             28             31             32
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.311        $21.799        $20.108        $18.506        $14.192
  Accumulation Unit Value at end of
   period                                $24.285        $23.311        $21.799        $20.108        $18.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             27             28             31             32
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.157        $21.688        $20.035        $18.929             --
  Accumulation Unit Value at end of
   period                                $24.089        $23.157        $21.688        $20.035             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.157        $21.688        $20.035        $18.467        $14.183
  Accumulation Unit Value at end of
   period                                $24.089        $23.157        $21.688        $20.035        $18.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.106        $21.651        $20.011        $18.454        $14.180
  Accumulation Unit Value at end of
   period                                $24.024        $23.106        $21.651        $20.011        $18.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.685        $10.811        $10.228             --
  Accumulation Unit Value at end of
   period                                $12.940        $12.458        $11.685        $10.811             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.953        $21.540        $19.938        $18.872             --
  Accumulation Unit Value at end of
   period                                $23.829        $22.953        $21.540        $19.938             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.953        $21.540        $19.938        $18.415        $14.171
  Accumulation Unit Value at end of
   period                                $23.829        $22.953        $21.540        $19.938        $18.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.691        $15.780        $13.450        $10.373             --
  Accumulation Unit Value at end of
   period                                $16.835        $14.691        $15.780        $13.450             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.072        $21.582        $18.414        $14.215        $23.686
  Accumulation Unit Value at end of
   period                                $22.979        $20.072        $21.582        $18.414        $14.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.622        $15.730        $13.428        $10.371             --
  Accumulation Unit Value at end of
   period                                $16.732        $14.622        $15.730        $13.428             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.600        $15.714        $13.420        $10.371             --
  Accumulation Unit Value at end of
   period                                $16.698        $14.600        $15.714        $13.420             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.532        $15.665        $13.398        $10.369             --
  Accumulation Unit Value at end of
   period                                $16.595        $14.532        $15.665        $13.398             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.593        $17.688        $14.428        $10.499        $18.580
  Accumulation Unit Value at end of
   period                                $19.062        $16.593        $17.688        $14.428        $10.499
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                555            636            765            780            879
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.378        $17.486        $14.284        $10.410        $18.450
  Accumulation Unit Value at end of
   period                                $18.788        $16.378        $17.486        $14.284        $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             17             15             12             21
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.307        $17.419        $14.237        $10.381        $18.407
  Accumulation Unit Value at end of
   period                                $18.697        $16.307        $17.419        $14.237        $10.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              4              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.097        $17.219        $14.095        $10.293        $18.279
  Accumulation Unit Value at end of
   period                                $18.428        $16.097        $17.219        $14.095        $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.097        $17.219        $14.095        $10.293        $18.279
  Accumulation Unit Value at end of
   period                                $18.428        $16.097        $17.219        $14.095        $10.293
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.850        $21.475        $19.908        $18.870             --
  Accumulation Unit Value at end of
   period                                $23.686        $22.850        $21.475        $19.908             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.475        $16.246        $14.618        $12.807        $10.000
  Accumulation Unit Value at end of
   period                                $18.580        $18.475        $16.246        $14.618        $12.807
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,200          1,432          1,510          1,074            565
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.374        $16.181        $14.581        $12.794        $10.000
  Accumulation Unit Value at end of
   period                                $18.450        $18.374        $16.181        $14.581        $12.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             33             29              8              4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.340        $16.160        $14.569        $12.790        $10.000
  Accumulation Unit Value at end of
   period                                $18.407        $18.340        $16.160        $14.569        $12.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             12             10              9              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.239        $16.095        $14.533        $12.777        $10.000
  Accumulation Unit Value at end of
   period                                $18.279        $18.239        $16.095        $14.533        $12.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              2              3              4
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.239        $16.095        $14.533        $12.777        $10.000
  Accumulation Unit Value at end of
   period                                $18.279        $18.239        $16.095        $14.533        $12.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              2              3              4

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.889        $17.022        $13.954        $10.205        $18.151
  Accumulation Unit Value at end of
   period                                $18.163        $15.889        $17.022        $13.954        $10.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.889        $17.022        $13.954        $10.205        $18.151
  Accumulation Unit Value at end of
   period                                $18.163        $15.889        $17.022        $13.954        $10.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.820        $16.957        $13.908        $10.177        $18.109
  Accumulation Unit Value at end of
   period                                $18.075        $15.820        $16.957        $13.908        $10.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.289        $13.186        $10.825         $7.929        $14.123
  Accumulation Unit Value at end of
   period                                $14.027        $12.289        $13.186        $10.825         $7.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.616        $16.763        $13.770        $10.090        $17.983
  Accumulation Unit Value at end of
   period                                $17.815        $15.616        $16.763        $13.770        $10.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.616        $16.763        $13.770        $10.090        $17.983
  Accumulation Unit Value at end of
   period                                $17.815        $15.616        $16.763        $13.770        $10.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.513        $17.735        $14.575        $10.686             --
  Accumulation Unit Value at end of
   period                                $18.829        $16.513        $17.735        $14.575             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.429        $16.588        $13.646        $10.015        $17.875
  Accumulation Unit Value at end of
   period                                $17.576        $15.429        $16.588        $13.646        $10.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.436        $17.680        $14.551        $10.685             --
  Accumulation Unit Value at end of
   period                                $18.713        $16.436        $17.680        $14.551             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.411        $17.661        $14.543        $10.684             --
  Accumulation Unit Value at end of
   period                                $18.675        $16.411        $17.661        $14.543             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.139        $16.031        $14.496        $12.954             --
  Accumulation Unit Value at end of
   period                                $18.151        $18.139        $16.031        $14.496             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.139        $16.031        $14.496        $12.764        $10.000
  Accumulation Unit Value at end of
   period                                $18.151        $18.139        $16.031        $14.496        $12.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.106        $16.010        $14.484        $12.760        $10.000
  Accumulation Unit Value at end of
   period                                $18.109        $18.106        $16.010        $14.484        $12.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.135        $12.511        $11.330        $10.139             --
  Accumulation Unit Value at end of
   period                                $14.123        $14.135        $12.511        $11.330             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.007        $15.946        $14.448        $12.934             --
  Accumulation Unit Value at end of
   period                                $17.983        $18.007        $15.946        $14.448             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.007        $15.946        $14.448        $12.747        $10.000
  Accumulation Unit Value at end of
   period                                $17.983        $18.007        $15.946        $14.448        $12.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.926        $15.898        $14.426        $12.933             --
  Accumulation Unit Value at end of
   period                                $17.875        $17.926        $15.898        $14.426             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.335        $17.606        $14.519        $10.682             --
  Accumulation Unit Value at end of
   period                                $18.561        $16.335        $17.606        $14.519             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.556        $12.916        $11.232         $8.530        $14.047
  Accumulation Unit Value at end of
   period                                $14.645        $12.556        $12.916        $11.232         $8.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                711            775            886          1,038          1,196
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.320        $12.692        $11.054         $8.407        $13.866
  Accumulation Unit Value at end of
   period                                $14.348        $12.320        $12.692        $11.054         $8.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             18             19             23             26
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.285        $12.662        $11.034         $8.395        $13.854
  Accumulation Unit Value at end of
   period                                $14.300        $12.285        $12.662        $11.034         $8.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              7              5             21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.054        $12.442        $10.858         $8.274        $13.675
  Accumulation Unit Value at end of
   period                                $14.009        $12.054        $12.442        $10.858         $8.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             11             14             14
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.054        $12.442        $10.858         $8.274        $13.675
  Accumulation Unit Value at end of
   period                                $14.009        $12.054        $12.442        $10.858         $8.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             11             14             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.884        $12.286        $10.738         $8.195        $13.564
  Accumulation Unit Value at end of
   period                                $13.792        $11.884        $12.286        $10.738         $8.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.884        $12.286        $10.738         $8.195        $13.564
  Accumulation Unit Value at end of
   period                                $13.792        $11.884        $12.286        $10.738         $8.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.829        $12.235        $10.698         $8.169        $13.528
  Accumulation Unit Value at end of
   period                                $13.720        $11.829        $12.235        $10.698         $8.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.255        $10.618         $9.294         $7.103        $11.775
  Accumulation Unit Value at end of
   period                                $11.883        $10.255        $10.618         $9.294         $7.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.128        $12.835        $12.366        $11.634         $9.386
  Accumulation Unit Value at end of
   period                                $14.047        $14.128        $12.835        $12.366        $11.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,568          2,107          2,767          3,335          4,040
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.967        $12.707        $12.261        $11.553         $9.335
  Accumulation Unit Value at end of
   period                                $13.866        $13.967        $12.707        $12.261        $11.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             50             70             80            109
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.962        $12.709        $12.269        $11.566         $9.350
  Accumulation Unit Value at end of
   period                                $13.854        $13.962        $12.709        $12.269        $11.566
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             27             27             30             33
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.802        $12.583        $12.165        $11.485         $9.299
  Accumulation Unit Value at end of
   period                                $13.675        $13.802        $12.583        $12.165        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             22             24             32             31
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.802        $12.583        $12.165        $11.485         $9.299
  Accumulation Unit Value at end of
   period                                $13.675        $13.802        $12.583        $12.165        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             22             24             32             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.711        $12.518        $12.121        $11.561             --
  Accumulation Unit Value at end of
   period                                $13.564        $13.711        $12.518        $12.121             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.711        $12.518        $12.121        $11.461         $9.293
  Accumulation Unit Value at end of
   period                                $13.564        $13.711        $12.518        $12.121        $11.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.681        $12.497        $12.107        $11.453         $9.291
  Accumulation Unit Value at end of
   period                                $13.528        $13.681        $12.497        $12.107        $11.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.920        $10.900        $10.570        $10.095             --
  Accumulation Unit Value at end of
   period                                $11.775        $11.920        $10.900        $10.570             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              2             --             --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.663        $12.081        $10.580         $8.091        $13.418
  Accumulation Unit Value at end of
   period                                $13.508        $11.663        $12.081        $10.580         $8.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.663        $12.081        $10.580         $8.091        $13.418
  Accumulation Unit Value at end of
   period                                $13.508        $11.663        $12.081        $10.580         $8.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.656        $15.189        $13.309        $10.182             --
  Accumulation Unit Value at end of
   period                                $16.966        $14.656        $15.189        $13.309             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.523        $11.955        $10.485         $8.030        $13.338
  Accumulation Unit Value at end of
   period                                $13.326        $11.523        $11.955        $10.485         $8.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.588        $15.142        $13.287        $10.181             --
  Accumulation Unit Value at end of
   period                                $16.862        $14.588        $15.142        $13.287             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.565        $15.126        $13.279        $10.180             --
  Accumulation Unit Value at end of
   period                                $16.827        $14.565        $15.126        $13.279             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.498        $15.078        $13.258        $10.179             --
  Accumulation Unit Value at end of
   period                                $16.724        $14.498        $15.078        $13.258             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.222        $22.545        $18.101        $13.924        $23.236
  Accumulation Unit Value at end of
   period                                $24.651        $21.222        $22.545        $18.101        $13.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,072          1,267          1,469          1,608          1,952
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.823        $22.154        $17.814        $13.723        $22.936
  Accumulation Unit Value at end of
   period                                $24.151        $20.823        $22.154        $17.814        $13.723
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             16             17             19             27
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.764        $22.102        $17.781        $13.705        $22.916
  Accumulation Unit Value at end of
   period                                $24.070        $20.764        $22.102        $17.781        $13.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              7              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.590        $12.433        $12.063        $11.527             --
  Accumulation Unit Value at end of
   period                                $13.418        $13.590        $12.433        $12.063             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.590        $12.433        $12.063        $11.428         $9.285
  Accumulation Unit Value at end of
   period                                $13.418        $13.590        $12.433        $12.063        $11.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.529        $12.396        $12.045        $11.525             --
  Accumulation Unit Value at end of
   period                                $13.338        $13.529        $12.396        $12.045             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.924        $23.222        $21.948        $17.588        $11.886
  Accumulation Unit Value at end of
   period                                $23.236        $26.924        $23.222        $21.948        $17.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,855          4,136          5,281          6,842          6,986
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.616        $22.991        $21.762        $17.466        $11.821
  Accumulation Unit Value at end of
   period                                $22.936        $26.616        $22.991        $21.762        $17.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             59             72             73             76
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.607        $22.995        $21.776        $17.486        $11.840
  Accumulation Unit Value at end of
   period                                $22.916        $26.607        $22.995        $21.776        $17.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             41             55             57             53

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.373        $21.719        $17.499        $13.507        $22.620
  Accumulation Unit Value at end of
   period                                $23.582        $20.373        $21.719        $17.499        $13.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              5              6              8
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.373        $21.719        $17.499        $13.507        $22.620
  Accumulation Unit Value at end of
   period                                $23.582        $20.373        $21.719        $17.499        $13.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              5              6              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.087        $21.446        $17.305        $13.378        $22.437
  Accumulation Unit Value at end of
   period                                $23.216        $20.087        $21.446        $17.305        $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.087        $21.446        $17.305        $13.378        $22.437
  Accumulation Unit Value at end of
   period                                $23.216        $20.087        $21.446        $17.305        $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.993        $21.356        $17.241        $13.335        $22.377
  Accumulation Unit Value at end of
   period                                $23.096        $19.993        $21.356        $17.241        $13.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.262        $12.042         $9.732         $7.534        $12.656
  Accumulation Unit Value at end of
   period                                $12.997        $11.262        $12.042         $9.732         $7.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.712        $21.088        $17.050        $13.207        $22.195
  Accumulation Unit Value at end of
   period                                $22.737        $19.712        $21.088        $17.050        $13.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.712        $21.088        $17.050        $13.207        $22.195
  Accumulation Unit Value at end of
   period                                $22.737        $19.712        $21.088        $17.050        $13.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.965        $17.088        $13.823        $10.713             --
  Accumulation Unit Value at end of
   period                                $18.406        $15.965        $17.088        $13.823             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.477        $20.867        $16.897        $13.108        $22.063
  Accumulation Unit Value at end of
   period                                $22.432        $19.477        $20.867        $16.897        $13.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.303        $22.766        $21.592        $17.364        $11.775
  Accumulation Unit Value at end of
   period                                $22.620        $26.303        $22.766        $21.592        $17.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             18             19             17             17
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.303        $22.766        $21.592        $17.364        $11.775
  Accumulation Unit Value at end of
   period                                $22.620        $26.303        $22.766        $21.592        $17.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             18             19             17             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.129        $22.650        $21.514        $18.031             --
  Accumulation Unit Value at end of
   period                                $22.437        $26.129        $22.650        $21.514             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.129        $22.650        $21.514        $17.327        $11.768
  Accumulation Unit Value at end of
   period                                $22.437        $26.129        $22.650        $21.514        $17.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.072        $22.611        $21.488        $17.315        $11.765
  Accumulation Unit Value at end of
   period                                $22.377        $26.072        $22.611        $21.488        $17.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.760        $12.814        $12.190        $10.230             --
  Accumulation Unit Value at end of
   period                                $12.656        $14.760        $12.814        $12.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.899        $22.495        $21.410        $17.977             --
  Accumulation Unit Value at end of
   period                                $22.195        $25.899        $22.495        $21.410             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.899        $22.495        $21.410        $17.278        $11.758
  Accumulation Unit Value at end of
   period                                $22.195        $25.899        $22.495        $21.410        $17.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.783        $22.428        $21.378        $17.975             --
  Accumulation Unit Value at end of
   period                                $22.063        $25.783        $22.428        $21.378             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.891        $17.034        $13.800        $10.711             --
  Accumulation Unit Value at end of
   period                                $18.293        $15.891        $17.034        $13.800             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.866        $17.016        $13.792        $10.710             --
  Accumulation Unit Value at end of
   period                                $18.256        $15.866        $17.016        $13.792             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.793        $16.963        $13.770        $10.709             --
  Accumulation Unit Value at end of
   period                                $18.144        $15.793        $16.963        $13.770             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $56.535        $69.613        $58.305        $35.987        $57.812
  Accumulation Unit Value at end of
   period                                $63.837        $56.535        $69.613        $58.305        $35.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,124          4,756          5,392          6,098          7,053
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $55.471        $68.405        $57.379        $35.469        $57.066
  Accumulation Unit Value at end of
   period                                $62.541        $55.471        $68.405        $57.379        $35.469
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             36             39             48             52
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $55.313        $68.245        $57.273        $35.421        $57.017
  Accumulation Unit Value at end of
   period                                $62.332        $55.313        $68.245        $57.273        $35.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.272        $67.061        $56.364        $34.911        $56.281
  Accumulation Unit Value at end of
   period                                $61.067        $54.272        $67.061        $56.364        $34.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              7              9
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.272        $67.061        $56.364        $34.911        $56.281
  Accumulation Unit Value at end of
   period                                $61.067        $54.272        $67.061        $56.364        $34.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              7              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.511        $66.219        $55.740        $34.577        $55.825
  Accumulation Unit Value at end of
   period                                $60.120        $53.511        $66.219        $55.740        $34.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              5              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.511        $66.219        $55.740        $34.577        $55.825
  Accumulation Unit Value at end of
   period                                $60.120        $53.511        $66.219        $55.740        $34.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              5              4

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.420        $53.169        $50.896        $48.999        $39.701
  Accumulation Unit Value at end of
   period                                $57.812        $55.420        $53.169        $50.896        $48.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,880         11,445         14,668         18,488         22,411
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.786        $52.640        $50.466        $48.657        $39.483
  Accumulation Unit Value at end of
   period                                $57.066        $54.786        $52.640        $50.466        $48.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             89            113            132            162
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.767        $52.648        $50.499        $48.713        $39.548
  Accumulation Unit Value at end of
   period                                $57.017        $54.767        $52.648        $50.499        $48.713
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             16             19             20             22
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $54.141        $52.124        $50.071        $48.374        $39.331
  Accumulation Unit Value at end of
   period                                $56.281        $54.141        $52.124        $50.071        $48.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             18             23             32             37
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.141        $52.124        $50.071        $48.374        $39.331
  Accumulation Unit Value at end of
   period                                $56.281        $54.141        $52.124        $50.071        $48.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             18             23             32             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.783        $51.857        $49.890        $49.267             --
  Accumulation Unit Value at end of
   period                                $55.825        $53.783        $51.857        $49.890             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.783        $51.857        $49.890        $48.271        $39.306
  Accumulation Unit Value at end of
   period                                $55.825        $53.783        $51.857        $49.890        $48.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              1

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $53.259        $65.941        $55.534        $34.466        $55.674
  Accumulation Unit Value at end of
   period                                $59.808        $53.259        $65.941        $55.534        $34.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.961        $13.585        $11.452         $7.115        $11.504
  Accumulation Unit Value at end of
   period                                $12.296        $10.961        $13.585        $11.452         $7.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $52.512        $65.113        $54.919        $34.136        $55.223
  Accumulation Unit Value at end of
   period                                $58.880        $52.512        $65.113        $54.919        $34.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.512        $65.113        $54.919        $34.136        $55.223
  Accumulation Unit Value at end of
   period                                $58.880        $52.512        $65.113        $54.919        $34.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.146        $20.031        $16.903        $10.512             --
  Accumulation Unit Value at end of
   period                                $18.095        $16.146        $20.031        $16.903             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $51.885        $64.433        $54.426        $33.880        $54.893
  Accumulation Unit Value at end of
   period                                $58.090        $51.885        $64.433        $54.426        $33.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.072        $19.968        $16.876        $10.510             --
  Accumulation Unit Value at end of
   period                                $17.985        $16.072        $19.968        $16.876             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.047        $19.947        $16.866        $10.510             --
  Accumulation Unit Value at end of
   period                                $17.948        $16.047        $19.947        $16.866             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.972        $19.885        $16.839        $10.508             --
  Accumulation Unit Value at end of
   period                                $17.838        $15.972        $19.885        $16.839             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $53.665        $51.769        $49.829        $48.237        $39.298
  Accumulation Unit Value at end of
   period                                $55.674        $53.665        $51.769        $49.829        $48.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.100        $10.718        $10.327        $10.212             --
  Accumulation Unit Value at end of
   period                                $11.504        $11.100        $10.718        $10.327             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              4             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $53.310        $51.504        $49.649        $49.119             --
  Accumulation Unit Value at end of
   period                                $55.223        $53.310        $51.504        $49.649             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.310        $51.504        $49.649        $48.134        $39.273
  Accumulation Unit Value at end of
   period                                $55.223        $53.310        $51.504        $49.649        $48.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.071        $51.350        $49.574        $49.113             --
  Accumulation Unit Value at end of
   period                                $54.893        $53.071        $51.350        $49.574             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                     PART A

PUTNAM HARTFORD CAPITAL MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)
PO BOX 14293
LEXINGTON, KY 40512-4293

TELEPHONE:  1-800-521-0538

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series VII and Series VIIR of Putnam Hartford Capital Manager variable annuity. These Contracts are closed to new investors. Please read it carefully.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio company: Putnam Investments, LLC.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2013



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2013

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   11
PERFORMANCE RELATED INFORMATION                                               14
FIXED ACCUMULATION FEATURE                                                    14
THE CONTRACT                                                                  15
  Purchases and Contract Value                                                15
  Charges and Fees                                                            19
  The Hartford's Principal First                                              22
  Death Benefit                                                               24
  Surrenders                                                                  28
ANNUITY PAYOUTS                                                               29
OTHER PROGRAMS AVAILABLE                                                      32
OTHER INFORMATION                                                             35
  Legal Proceedings                                                           37
  More Information                                                            37
FEDERAL TAX CONSIDERATIONS                                                    37
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      44
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

4

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CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            7%
  Second Year                                                                                               6%
  Third Year                                                                                                6%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                4%
  Sixth Year                                                                                                3%
  Seventh Year                                                                                              2%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  The Hartford's Principal First Charge                                                                   0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.50%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.71%              1.54%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,084
3 years                                                                   $1,894
5 years                                                                   $2,617
10 years                                                                  $4,545



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $337
3 years                                                                   $1,231
5 years                                                                   $2,134
10 years                                                                  $4,434



(3)  If you do not Surrender your Contract:



1 year                                                                      $444
3 years                                                                   $1,338
5 years                                                                   $2,243
10 years                                                                  $4,545


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

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AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?


This Contract is closed to new investors. You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.


- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

10

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Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

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THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income    High current income with preservation of     Putnam Investment Management, LLC
  Fund -- Class IB                       capital as its secondary objective
 Putnam VT Capital Opportunities Fund    Long term growth of capital                  Putnam Investment Management, LLC
  -- Class IB
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT George Putnam Balanced Fund   A balanced investment composed of a well     Putnam Investment Management, LLC
  -- Class IB                            diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC
  -- Class IB                            preservation of capital                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC
  IB                                                                                  Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC
  Class IB+                                                                           Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC
  Class IB+                                                                           Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IB
 Putnam VT Growth Opportunities Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IB
 Putnam VT High Yield Fund -- Class IB   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IB       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IB                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC
  Class IB                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC
  Class IB                               secondary objective                          Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Investors Fund -- Class IB    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth

12

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IB*                                    Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IB
 Putnam VT Multi-Cap Value Fund --       Capital appreciation and, as a secondary     Putnam Investment Management, LLC
  Class IB                               objective, current income
 Putnam VT Research Fund -- Class IB     Capital appreciation                         Putnam Investment Management, LLC
                                                                                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IB
 Putnam VT Voyager Fund -- Class IB      Capital appreciation                         Putnam Investment Management, LLC
 Fixed Accumulation Feature**            Preservation of capital                      General Account


+ Closed to new and subsequent Premium Payments and transfers of Contract Value.

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risk are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

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SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2012, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2012, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2012, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $106.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that

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amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VI of the Contract was sold before May 1, 2002. Series VIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This rec-ommendation will be independently reviewed by a principal within your Financial Intermediary before an application or or-der will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identi-fies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic invest-ment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the

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right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special condi-tions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, sim-ply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding in-structions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your re-quest to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Con-tract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Con-tract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Pre-mium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

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We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

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Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfer. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred

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Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Respresentative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

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SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

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THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge. You will be subject to fee increases if you elect to step-up the Benefit Amount.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is closed to new investors and post-issue election. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchage will not be considered to be a revocation or termination of the benefit.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RECALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

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If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of

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your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the Joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

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If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,
    You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0), Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings

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  Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

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If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT

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DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial).


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you

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want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 5 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.


Effective October 4, 2013 we will no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a

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given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

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IMPORTANT INFORMATION:

- You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result

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by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.

If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models. with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

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You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA PLUS -- Effective October 4, 2013, the DCA Plus program will no longer be available and we will no longer accept initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 will be allowed to complete their current program, but will not be allowed to elect a new program.


These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

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- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their

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  respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2012. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

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COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
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Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2012, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC, CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc.,

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Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert
W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2012, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2012, Additional Payments did not in the aggregate exceed approximately $29 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

The Hartford Wealth Management -- Individual Annuities
PO Box 14293
Lexington, KY 40512-4293

Telephone:  1-800-521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract

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could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

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- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.


For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.


    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.


       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the

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      investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to

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the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example -- if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange

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guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

APP I-2

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may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

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under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or


    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified

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Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts

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separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.677        $16.786        $16.187        $13.567        $13.717
  Accumulation Unit Value at end of
   period                                $17.755        $17.677        $16.786        $16.187        $13.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             21             24             28             27
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.830        $14.238        $13.882        $11.763             --
  Accumulation Unit Value at end of
   period                                $14.732        $14.830        $14.238        $13.882             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.963        $19.401        $15.188        $10.577        $16.549
  Accumulation Unit Value at end of
   period                                $20.258        $17.963        $19.401        $15.188        $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.339        $17.843        $14.123         $9.944             --
  Accumulation Unit Value at end of
   period                                $18.226        $16.339        $17.843        $14.123             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.298        $21.258        $19.133        $12.489        $18.307
  Accumulation Unit Value at end of
   period                                $22.323        $20.298        $21.258        $19.133        $12.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             19             20             22             23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.737        $15.604        $14.200         $9.371             --
  Accumulation Unit Value at end of
   period                                $16.029        $14.737        $15.604        $14.200             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.836        $12.611        $12.618        $12.465        $12.447
  Accumulation Unit Value at end of
   period                                $13.717        $12.836        $12.611        $12.618        $12.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             41             40             41             43
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.554        $16.331        $15.034        $12.907        $10.000
  Accumulation Unit Value at end of
   period                                $16.549        $18.554        $16.331        $15.034        $12.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.828        $17.009        $16.739        $15.544        $13.131
  Accumulation Unit Value at end of
   period                                $18.307        $17.828        $17.009        $16.739        $15.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             29             35             38             45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.682        $15.604        $14.052        $11.181        $16.467
  Accumulation Unit Value at end of
   period                                $18.450        $15.682        $15.604        $14.052        $11.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             22             25             28              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.266        $14.351        $13.067        $10.512             --
  Accumulation Unit Value at end of
   period                                $16.599        $14.266        $14.351        $13.067             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             29             29             33             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.765        $10.622         $9.720         $7.846        $13.423
  Accumulation Unit Value at end of
   period                                $11.946        $10.765        $10.622         $9.720         $7.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             20             23             34             33
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.407         $9.386         $8.683         $7.087             --
  Accumulation Unit Value at end of
   period                                $10.325         $9.407         $9.386         $8.683             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $36.342        $37.010        $32.725        $24.545        $37.330
  Accumulation Unit Value at end of
   period                                $40.926        $36.342        $37.010        $32.725        $24.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.427        $10.736         $9.597         $7.278             --
  Accumulation Unit Value at end of
   period                                $11.613        $10.427        $10.736         $9.597             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.868        $22.265        $20.557        $16.039        $29.762
  Accumulation Unit Value at end of
   period                                $24.730        $20.868        $22.265        $20.557        $16.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.870         $6.332         $5.911         $4.663             --
  Accumulation Unit Value at end of
   period                                 $6.880         $5.870         $6.332         $5.911             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.183        $13.809        $13.273        $12.038        $10.000
  Accumulation Unit Value at end of
   period                                $16.467        $16.183        $13.809        $13.273        $12.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              6              4             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.484        $12.217        $11.913        $11.165         $9.674
  Accumulation Unit Value at end of
   period                                $13.423        $13.484        $12.217        $11.913        $11.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             54             59             57             58
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $36.776        $33.045        $31.327        $29.116        $24.223
  Accumulation Unit Value at end of
   period                                $37.330        $36.776        $33.045        $31.327        $29.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              5              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.683        $22.784        $21.240        $18.947        $14.868
  Accumulation Unit Value at end of
   period                                $29.762        $27.683        $22.784        $21.240        $18.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              6              6              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.950        $12.263        $12.136         $9.767        $11.944
  Accumulation Unit Value at end of
   period                                $14.407        $11.950        $12.263        $12.136         $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              7              8             10             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.807         $8.101         $8.106         $6.596             --
  Accumulation Unit Value at end of
   period                                 $9.310         $7.807         $8.101         $8.106             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.572        $25.270        $25.165        $23.771        $34.681
  Accumulation Unit Value at end of
   period                                $24.415        $23.572        $25.270        $25.165        $23.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.485         $9.197         $9.260         $8.844             --
  Accumulation Unit Value at end of
   period                                 $8.692         $8.485         $9.197         $9.260             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $44.352        $47.167        $41.819        $32.669        $54.044
  Accumulation Unit Value at end of
   period                                $52.105        $44.352        $47.167        $41.819        $32.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11             13             18             20
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.717         $9.373         $8.402         $6.636             --
  Accumulation Unit Value at end of
   period                                $10.129         $8.717         $9.373         $8.402             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.640         $4.908         $4.243         $3.054         $4.971
  Accumulation Unit Value at end of
   period                                 $5.379         $4.640         $4.908         $4.243         $3.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              8              9              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.299         $4.597         $4.018         $2.925             --
  Accumulation Unit Value at end of
   period                                 $4.929         $4.299         $4.597         $4.018             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.186        $12.022        $10.770        $10.196         $8.733
  Accumulation Unit Value at end of
   period                                $11.944        $12.186        $12.022        $10.770        $10.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             19             18             12
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.322        $23.408        $21.863        $18.233        $14.813
  Accumulation Unit Value at end of
   period                                $34.681        $29.322        $23.408        $21.863        $18.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $58.328        $51.031        $49.179        $44.885        $35.733
  Accumulation Unit Value at end of
   period                                $54.044        $58.328        $51.031        $49.179        $44.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             28             33             35
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.782         $4.468         $4.352         $4.338         $3.574
  Accumulation Unit Value at end of
   period                                 $4.971         $4.782         $4.468         $4.352         $4.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              7             11             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $41.539        $41.398        $36.812        $24.857        $34.096
  Accumulation Unit Value at end of
   period                                $47.519        $41.539        $41.398        $36.812        $24.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              7              9              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.839        $15.960        $14.349         $9.796             --
  Accumulation Unit Value at end of
   period                                $17.921        $15.839        $15.960        $14.349             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.210        $33.041        $30.496        $21.088        $28.111
  Accumulation Unit Value at end of
   period                                $37.359        $34.210        $33.041        $30.496        $21.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             18             20             29             32
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.373        $14.035        $13.097         $9.157             --
  Accumulation Unit Value at end of
   period                                $15.524        $14.373        $14.035        $13.097             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.621        $19.071        $17.577        $14.302        $25.877
  Accumulation Unit Value at end of
   period                                $18.779        $15.621        $19.071        $17.577        $14.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              7              9             13             13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.645         $9.437         $8.794         $7.235             --
  Accumulation Unit Value at end of
   period                                 $9.091         $7.645         $9.437         $8.794             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.379        $16.527        $14.936        $10.947        $19.301
  Accumulation Unit Value at end of
   period                                $15.965        $13.379        $16.527        $14.936        $10.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.879         $9.841         $8.992         $6.663             --
  Accumulation Unit Value at end of
   period                                 $9.299         $7.879         $9.841         $8.992             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $33.637        $30.863        $30.358        $27.850        $22.319
  Accumulation Unit Value at end of
   period                                $34.096        $33.637        $30.863        $30.358        $27.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             13             29             33
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.092        $26.286        $26.042        $25.288        $24.558
  Accumulation Unit Value at end of
   period                                $28.111        $27.092        $26.286        $26.042        $25.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             40             45             48             46
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.216        $19.227        $17.379        $15.167        $11.967
  Accumulation Unit Value at end of
   period                                $25.877        $24.216        $19.227        $17.379        $15.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             17             25             27             28
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.289        $13.900        $11.909        $10.655         $8.111
  Accumulation Unit Value at end of
   period                                $19.301        $17.289        $13.900        $11.909        $10.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.078        $17.735        $16.789        $13.492        $25.348
  Accumulation Unit Value at end of
   period                                $18.095        $15.078        $17.735        $16.789        $13.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              5              5              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.233        $10.980        $10.509         $8.539             --
  Accumulation Unit Value at end of
   period                                $10.959         $9.233        $10.980        $10.509             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.745         $8.864         $7.891         $6.117        $10.261
  Accumulation Unit Value at end of
   period                                $10.074         $8.745         $8.864         $7.891         $6.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             29             35             38             38
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.933         $6.081         $5.473         $4.289             --
  Accumulation Unit Value at end of
   period                                 $6.761         $5.933         $6.081         $5.473             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.740         $1.764         $1.789         $1.810         $1.790
  Accumulation Unit Value at end of
   period                                 $1.716         $1.740         $1.764         $1.789         $1.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15            284            385            390            419
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.947         $0.971         $0.995         $1.018             --
  Accumulation Unit Value at end of
   period                                 $0.924         $0.947         $0.971         $0.995             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.187        $22.637        $19.200        $14.736        $24.396
  Accumulation Unit Value at end of
   period                                $24.394        $21.187        $22.637        $19.200        $14.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             10             14             12             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.894         $5.287         $4.534         $3.518             --
  Accumulation Unit Value at end of
   period                                 $5.573         $4.894         $5.287         $4.534             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.022        $19.148        $17.018        $14.265        $10.494
  Accumulation Unit Value at end of
   period                                $25.348        $24.022        $19.148        $17.018        $14.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              9              9             11              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.972         $9.766         $9.102         $8.195         $6.536
  Accumulation Unit Value at end of
   period                                $10.261        $10.972         $9.766         $9.102         $8.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             50             63             71             67
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.732         $1.682         $1.664         $1.677         $1.692
  Accumulation Unit Value at end of
   period                                 $1.790         $1.732         $1.682         $1.664         $1.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                511            542            419            126            198
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.397        $21.857        $20.149        $18.524        $14.184
  Accumulation Unit Value at end of
   period                                $24.396        $23.397        $21.857        $20.149        $18.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             17             19             20
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-6

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.245        $17.363        $14.193        $10.355        $18.367
  Accumulation Unit Value at end of
   period                                $18.623        $16.245        $17.363        $14.193        $10.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              6              6              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.777        $15.969        $13.197         $9.735             --
  Accumulation Unit Value at end of
   period                                $16.755        $14.777        $15.969        $13.197             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.175        $12.566        $10.950         $8.338        $13.759
  Accumulation Unit Value at end of
   period                                $14.157        $12.175        $12.566        $10.950         $8.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              4              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.161         $7.473         $6.584         $5.069             --
  Accumulation Unit Value at end of
   period                                 $8.236         $7.161         $7.473         $6.584             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.592        $21.919        $17.643        $13.603        $22.749
  Accumulation Unit Value at end of
   period                                $23.857        $20.592        $21.919        $17.643        $13.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             17             14             16             16
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.634        $17.901        $14.569        $11.357             --
  Accumulation Unit Value at end of
   period                                $19.060        $16.634        $17.901        $14.569             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.798        $67.646        $56.788        $35.137        $56.589
  Accumulation Unit Value at end of
   period                                $61.725        $54.798        $67.646        $56.788        $35.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              7             10             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.270         $7.826         $6.643         $4.155             --
  Accumulation Unit Value at end of
   period                                 $6.986         $6.270         $7.826         $6.643             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.316        $16.143        $14.559        $12.789        $10.000
  Accumulation Unit Value at end of
   period                                $18.367        $18.316        $16.143        $14.559        $12.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              7              2              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.875        $12.641        $12.207        $11.509         $9.313
  Accumulation Unit Value at end of
   period                                $13.759        $13.875        $12.641        $12.207        $11.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11             12             13             11
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.432        $22.852        $21.652        $17.397        $11.789
  Accumulation Unit Value at end of
   period                                $22.749        $26.432        $22.852        $21.652        $17.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             18             18             15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.385        $52.308        $50.189        $48.458        $39.341
  Accumulation Unit Value at end of
   period                                $56.589        $54.385        $52.308        $50.189        $48.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             16             18             20
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information, please complete the form below and mail to:


     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information for Series VI and Series VIR of Putnam Hartford Capital Manager variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN


         SERIES VII AND SERIES VIIR OF PUTNAM HARTFORD CAPITAL MANAGER


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293



Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                3
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         4
  Performance Comparisons                                                      4
ACCUMULATION UNIT VALUES                                                       5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $981,197; 2011:
$1,077,069; and 2010: $1,311,997.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2012 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company, Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities, Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U., Coordinated Capital Securities, Inc.,

HARTFORD LIFE INSURANCE COMPANY                                            3

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CorePlus Federal Credit Union, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren -- Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities
(USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

HARTFORD LIFE INSURANCE COMPANY                                            5

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $17.677        $16.786        $16.187        $13.567        $13.717
  Accumulation Unit Value at end of
   period                               $17.755        $17.677        $16.786        $16.187        $13.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           19             21             24             28             27
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                            $17.429        $16.575        $16.008        $13.437        $13.606
  Accumulation Unit Value at end of
   period                               $17.479        $17.429        $16.575        $16.008        $13.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           4              5              8              9              11
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                            $17.347        $16.505        $15.949        $13.394        $13.569
  Accumulation Unit Value at end of
   period                               $17.388        $17.347        $16.505        $15.949        $13.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $17.104        $16.298        $15.772        $13.265        $13.459
  Accumulation Unit Value at end of
   period                               $17.119        $17.104        $16.298        $15.772        $13.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           27             30             34             75             96
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                            $17.104        $16.298        $15.772        $13.265        $13.459
  Accumulation Unit Value at end of
   period                               $17.119        $17.104        $16.298        $15.772        $13.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           27             30             34             75             96
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $16.864        $16.094        $15.598        $13.138        $13.350
  Accumulation Unit Value at end of
   period                               $16.853        $16.864        $16.094        $15.598        $13.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           7              4              9              17             33
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $16.864        $16.094        $15.598        $13.138        $13.350
  Accumulation Unit Value at end of
   period                               $16.853        $16.864        $16.094        $15.598        $13.138
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           7              4              9              17             33
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                            $16.785        $16.026        $15.540        $13.096        $13.314
  Accumulation Unit Value at end of
   period                               $16.766        $16.785        $16.026        $15.540        $13.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             1              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $15.450        $14.766        $14.333        $12.091        $12.304
  Accumulation Unit Value at end of
   period                               $15.417        $15.450        $14.766        $14.333        $12.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                            $12.836        $12.611        $12.618        $12.465        $12.447
  Accumulation Unit Value at end of
   period                               $13.717        $12.836        $12.611        $12.618        $12.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           31             41             40             41             43
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                            $12.752        $12.547        $12.573        $12.438        $12.439
  Accumulation Unit Value at end of
   period                               $13.606        $12.752        $12.547        $12.573        $12.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           2              2              2              2              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                            $12.723        $12.525        $12.557        $12.429        $12.436
  Accumulation Unit Value at end of
   period                               $13.569        $12.723        $12.525        $12.557        $12.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $12.639        $12.461        $12.512        $12.403        $12.429
  Accumulation Unit Value at end of
   period                               $13.459        $12.639        $12.461        $12.512        $12.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           87             96             103            106            76
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                            $12.639        $12.461        $12.512        $12.403        $12.429
  Accumulation Unit Value at end of
   period                               $13.459        $12.639        $12.461        $12.512        $12.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           87             96             103            106            76
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $12.556        $12.398        $12.467        $12.440        --
  Accumulation Unit Value at end of
   period                               $13.350        $12.556        $12.398        $12.467        --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           6              3              3              4              --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                            $12.556        $12.398        $12.467        $12.377        $12.421
  Accumulation Unit Value at end of
   period                               $13.350        $12.556        $12.398        $12.467        $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           6              3              3              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                            $12.528        $12.376        $12.452        $12.368        $12.418
  Accumulation Unit Value at end of
   period                               $13.314        $12.528        $12.376        $12.452        $12.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           2              2              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                            $11.590        $11.461        $11.542        $11.533        --
  Accumulation Unit Value at end of
   period                               $12.304        $11.590        $11.461        $11.542        --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                           --             --             --             --             --

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.549        $15.825        $15.368        $12.971        $13.206
  Accumulation Unit Value at end of
   period                                $16.506        $16.549        $15.825        $15.368        $12.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15             15             15              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.549        $15.825        $15.368        $12.971        $13.206
  Accumulation Unit Value at end of
   period                                $16.506        $16.549        $15.825        $15.368        $12.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             15             15             15              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.108        $15.411        $14.973        $12.644             --
  Accumulation Unit Value at end of
   period                                $16.058        $16.108        $15.411        $14.973             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              3             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.161        $14.520        $14.122        $11.936        $12.171
  Accumulation Unit Value at end of
   period                                $15.099        $15.161        $14.520        $14.122        $11.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.876        $15.212        $14.802        $12.518             --
  Accumulation Unit Value at end of
   period                                $15.803        $15.876        $15.212        $14.802             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.808        $15.154        $14.753        $12.482             --
  Accumulation Unit Value at end of
   period                                $15.727        $15.808        $15.154        $14.753             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.830        $14.238        $13.882        $11.763             --
  Accumulation Unit Value at end of
   period                                $14.732        $14.830        $14.238        $13.882             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.963        $19.401        $15.188        $10.577        $16.549
  Accumulation Unit Value at end of
   period                                $20.258        $17.963        $19.401        $15.188        $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.730        $19.179        $15.037        $10.487        $16.434
  Accumulation Unit Value at end of
   period                                $19.966        $17.730        $19.179        $15.037        $10.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.654        $19.105        $14.987        $10.458        $16.395
  Accumulation Unit Value at end of
   period                                $19.870        $17.654        $19.105        $14.987        $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.445        $12.313        $12.406        $12.402             --
  Accumulation Unit Value at end of
   period                                $13.206        $12.445        $12.313        $12.406             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3              3             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.445        $12.313        $12.406        $12.341        $12.410
  Accumulation Unit Value at end of
   period                                $13.206        $12.445        $12.313        $12.406        $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3              3              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.488        $11.383        $11.486        $11.498             --
  Accumulation Unit Value at end of
   period                                $12.171        $11.488        $11.383        $11.486             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.554        $16.331        $15.034        $12.907        $10.000
  Accumulation Unit Value at end of
   period                                $16.549        $18.554        $16.331        $15.034        $12.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.453        $16.266        $14.997        $12.894        $10.000
  Accumulation Unit Value at end of
   period                                $16.434        $18.453        $16.266        $14.997        $12.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.419        $16.244        $14.984        $12.890        $10.000
  Accumulation Unit Value at end of
   period                                $16.395        $18.419        $16.244        $14.984        $12.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.426        $18.887        $14.838        $10.369        $16.281
  Accumulation Unit Value at end of
   period                                $19.584        $17.426        $18.887        $14.838        $10.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              7              7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.426        $18.887        $14.838        $10.369        $16.281
  Accumulation Unit Value at end of
   period                                $19.584        $17.426        $18.887        $14.838        $10.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              7              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.201        $18.671        $14.690        $10.281        $16.167
  Accumulation Unit Value at end of
   period                                $19.302        $17.201        $18.671        $14.690        $10.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.201        $18.671        $14.690        $10.281        $16.167
  Accumulation Unit Value at end of
   period                                $19.302        $17.201        $18.671        $14.690        $10.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.126        $18.600        $14.641        $10.252        $16.130
  Accumulation Unit Value at end of
   period                                $19.209        $17.126        $18.600        $14.641        $10.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.978        $18.457        $14.544        $10.194        $16.055
  Accumulation Unit Value at end of
   period                                $19.024        $16.978        $18.457        $14.544        $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.905        $18.387        $14.495        $10.165        $16.017
  Accumulation Unit Value at end of
   period                                $18.932        $16.905        $18.387        $14.495        $10.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.905        $18.387        $14.495        $10.165        $16.017
  Accumulation Unit Value at end of
   period                                $18.932        $16.905        $18.387        $14.495        $10.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.832        $18.316        $14.447        $10.137             --
  Accumulation Unit Value at end of
   period                                $18.841        $16.832        $18.316        $14.447             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.686        $18.177        $14.351        $10.079        $15.905
  Accumulation Unit Value at end of
   period                                $18.659        $16.686        $18.177        $14.351        $10.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.318        $16.180        $14.947        $12.877        $10.000
  Accumulation Unit Value at end of
   period                                $16.281        $18.318        $16.180        $14.947        $12.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             11              7              5
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.318        $16.180        $14.947        $12.877        $10.000
  Accumulation Unit Value at end of
   period                                $16.281        $18.318        $16.180        $14.947        $12.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             11              7              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.217        $16.115        $14.910        $13.268             --
  Accumulation Unit Value at end of
   period                                $16.167        $18.217        $16.115        $14.910             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.217        $16.115        $14.910        $12.864        $10.000
  Accumulation Unit Value at end of
   period                                $16.167        $18.217        $16.115        $14.910        $12.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.184        $16.094        $14.897        $12.860        $10.000
  Accumulation Unit Value at end of
   period                                $16.130        $18.184        $16.094        $14.897        $12.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.117        $16.051        $14.872        $13.253             --
  Accumulation Unit Value at end of
   period                                $16.055        $18.117        $16.051        $14.872             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8              4              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.084        $16.029        $14.860        $13.248             --
  Accumulation Unit Value at end of
   period                                $16.017        $18.084        $16.029        $14.860             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.084        $16.029        $14.860        $12.847        $10.000
  Accumulation Unit Value at end of
   period                                $16.017        $18.084        $16.029        $14.860        $12.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.985        $15.965        $14.823        $13.233             --
  Accumulation Unit Value at end of
   period                                $15.905        $17.985        $15.965        $14.823             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.614        $18.107        $14.303        $10.051             --
  Accumulation Unit Value at end of
   period                                $18.569        $16.614        $18.107        $14.303             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.542        $18.038        $14.256        $10.022             --
  Accumulation Unit Value at end of
   period                                $18.480        $16.542        $18.038        $14.256             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              9              9             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.339        $17.843        $14.123         $9.944             --
  Accumulation Unit Value at end of
   period                                $18.226        $16.339        $17.843        $14.123             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.298        $21.258        $19.133        $12.489        $18.307
  Accumulation Unit Value at end of
   period                                $22.323        $20.298        $21.258        $19.133        $12.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             19             20             22             23
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.014        $20.991        $18.922        $12.370        $18.159
  Accumulation Unit Value at end of
   period                                $21.977        $20.014        $20.991        $18.922        $12.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.920        $20.903        $18.852        $12.330        $18.109
  Accumulation Unit Value at end of
   period                                $21.863        $19.920        $20.903        $18.852        $12.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.640        $20.641        $18.643        $12.212        $17.963
  Accumulation Unit Value at end of
   period                                $21.524        $19.640        $20.641        $18.643        $12.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             47             70            115            102
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.640        $20.641        $18.643        $12.212        $17.963
  Accumulation Unit Value at end of
   period                                $21.524        $19.640        $20.641        $18.643        $12.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             47             70            115            102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.365        $20.382        $18.437        $12.095        $17.817
  Accumulation Unit Value at end of
   period                                $21.190        $19.365        $20.382        $18.437        $12.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             13             16             16
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.365        $20.382        $18.437        $12.095        $17.817
  Accumulation Unit Value at end of
   period                                $21.190        $19.365        $20.382        $18.437        $12.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             13             16             16

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.828        $17.009        $16.739        $15.544        $13.131
  Accumulation Unit Value at end of
   period                                $18.307        $17.828        $17.009        $16.739        $15.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             29             35             38             45
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.711        $16.922        $16.678        $15.511        $13.122
  Accumulation Unit Value at end of
   period                                $18.159        $17.711        $16.922        $16.678        $15.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             12             13             10             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.671        $16.893        $16.658        $15.500        $13.120
  Accumulation Unit Value at end of
   period                                $18.109        $17.671        $16.893        $16.658        $15.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.555        $16.807        $16.598        $15.467        $13.111
  Accumulation Unit Value at end of
   period                                $17.963        $17.555        $16.807        $16.598        $15.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            153            170            178            190
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.555        $16.807        $16.598        $15.467        $13.111
  Accumulation Unit Value at end of
   period                                $17.963        $17.555        $16.807        $16.598        $15.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            153            170            178            190
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.439        $16.721        $16.537        $15.661             --
  Accumulation Unit Value at end of
   period                                $17.817        $17.439        $16.721        $16.537             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             12             12             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.439        $16.721        $16.537        $15.434        $13.103
  Accumulation Unit Value at end of
   period                                $17.817        $17.439        $16.721        $16.537        $15.434
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             12             12             11

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.274        $20.296        $18.368        $12.056        $17.769
  Accumulation Unit Value at end of
   period                                $21.080        $19.274        $20.296        $18.368        $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.353        $16.184        $14.661         $9.632        $14.211
  Accumulation Unit Value at end of
   period                                $16.775        $15.353        $16.184        $14.661         $9.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.004        $20.042        $18.165        $11.940        $17.625
  Accumulation Unit Value at end of
   period                                $20.753        $19.004        $20.042        $18.165        $11.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.004        $20.042        $18.165        $11.940        $17.625
  Accumulation Unit Value at end of
   period                                $20.753        $19.004        $20.042        $18.165        $11.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.859        $15.679        $14.218         $9.350             --
  Accumulation Unit Value at end of
   period                                $16.219        $14.859        $15.679        $14.218             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             52             52             53             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.066        $15.913        $14.445         $9.509        $14.058
  Accumulation Unit Value at end of
   period                                $16.429        $15.066        $15.913        $14.445         $9.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.645        $15.476        $14.055         $9.257             --
  Accumulation Unit Value at end of
   period                                $15.962        $14.645        $15.476        $14.055             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              8              8              9             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.582        $15.417        $14.008         $9.231             --
  Accumulation Unit Value at end of
   period                                $15.885        $14.582        $15.417        $14.008             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.737        $15.604        $14.200         $9.371             --
  Accumulation Unit Value at end of
   period                                $16.029        $14.737        $15.604        $14.200             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.400        $16.692        $16.517        $15.423        $13.100
  Accumulation Unit Value at end of
   period                                $17.769        $17.400        $16.692        $16.517        $15.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.930        $13.377        $13.250        $12.564             --
  Accumulation Unit Value at end of
   period                                $14.211        $13.930        $13.377        $13.250             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.285        $16.607        $16.458        $15.614             --
  Accumulation Unit Value at end of
   period                                $17.625        $17.285        $16.607        $16.458             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              4              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.285        $16.607        $16.458        $15.391        $13.092
  Accumulation Unit Value at end of
   period                                $17.625        $17.285        $16.607        $16.458        $15.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              4              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.807        $13.285        $13.186        $12.527             --
  Accumulation Unit Value at end of
   period                                $14.058        $13.807        $13.285        $13.186             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.682        $15.604        $14.052        $11.181        $16.467
  Accumulation Unit Value at end of
   period                                $18.450        $15.682        $15.604        $14.052        $11.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             22             25             28              8
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.480        $15.425        $13.912        $11.086        $16.352
  Accumulation Unit Value at end of
   period                                $18.184        $15.480        $15.425        $13.912        $11.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              5              5             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.413        $15.366        $13.866        $11.055        $16.314
  Accumulation Unit Value at end of
   period                                $18.097        $15.413        $15.366        $13.866        $11.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.214        $15.191        $13.728        $10.961        $16.200
  Accumulation Unit Value at end of
   period                                $17.836        $15.214        $15.191        $13.728        $10.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             39             60             68             34
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.214        $15.191        $13.728        $10.961        $16.200
  Accumulation Unit Value at end of
   period                                $17.836        $15.214        $15.191        $13.728        $10.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             39             60             68             34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.017        $15.017        $13.591        $10.869        $16.087
  Accumulation Unit Value at end of
   period                                $17.579        $15.017        $15.017        $13.591        $10.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7             17             18              9
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.017        $15.017        $13.591        $10.869        $16.087
  Accumulation Unit Value at end of
   period                                $17.579        $15.017        $15.017        $13.591        $10.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7             17             18              9
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.952        $14.959        $13.546        $10.838        $16.050
  Accumulation Unit Value at end of
   period                                $17.494        $14.952        $14.959        $13.546        $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              7             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.823        $14.845        $13.456        $10.777        $15.975
  Accumulation Unit Value at end of
   period                                $17.326        $14.823        $14.845        $13.456        $10.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              7              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.759        $14.788        $13.411        $10.746        $15.938
  Accumulation Unit Value at end of
   period                                $17.242        $14.759        $14.788        $13.411        $10.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              3              4             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.183        $13.809        $13.273        $12.038        $10.000
  Accumulation Unit Value at end of
   period                                $16.467        $16.183        $13.809        $13.273        $12.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              6              4             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.094        $13.754        $13.240        $12.026        $10.000
  Accumulation Unit Value at end of
   period                                $16.352        $16.094        $13.754        $13.240        $12.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              6              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.065        $13.736        $13.229        $12.022        $10.000
  Accumulation Unit Value at end of
   period                                $16.314        $16.065        $13.736        $13.229        $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.977        $13.681        $13.196        $12.009        $10.000
  Accumulation Unit Value at end of
   period                                $16.200        $15.977        $13.681        $13.196        $12.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             37             43             41             37
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.977        $13.681        $13.196        $12.009        $10.000
  Accumulation Unit Value at end of
   period                                $16.200        $15.977        $13.681        $13.196        $12.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             37             43             41             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.889        $13.626        $13.163        $12.068             --
  Accumulation Unit Value at end of
   period                                $16.087        $15.889        $13.626        $13.163             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9              9              7             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.889        $13.626        $13.163        $11.997        $10.000
  Accumulation Unit Value at end of
   period                                $16.087        $15.889        $13.626        $13.163        $11.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9              9              7              7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.860        $13.608        $13.152        $11.993        $10.000
  Accumulation Unit Value at end of
   period                                $16.050        $15.860        $13.608        $13.152        $11.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.802        $13.572        $13.130        $12.055             --
  Accumulation Unit Value at end of
   period                                $15.975        $15.802        $13.572        $13.130             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             12              7              8             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.773        $13.554        $13.119        $12.050             --
  Accumulation Unit Value at end of
   period                                $15.938        $15.773        $13.554        $13.119             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.759        $14.788        $13.411        $10.746        $15.938
  Accumulation Unit Value at end of
   period                                $17.242        $14.759        $14.788        $13.411        $10.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              3              4             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.695        $14.732        $13.367        $10.716             --
  Accumulation Unit Value at end of
   period                                $17.159        $14.695        $14.732        $13.367             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             19             21             23             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.568        $14.619        $13.278        $10.655        $15.827
  Accumulation Unit Value at end of
   period                                $16.994        $14.568        $14.619        $13.278        $10.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.505        $14.563        $13.234        $10.625             --
  Accumulation Unit Value at end of
   period                                $16.912        $14.505        $14.563        $13.234             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.443        $14.508        $13.190        $10.595             --
  Accumulation Unit Value at end of
   period                                $16.831        $14.443        $14.508        $13.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              5              5             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.266        $14.351        $13.067        $10.512             --
  Accumulation Unit Value at end of
   period                                $16.599        $14.266        $14.351        $13.067             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             29             29             33             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.765        $10.622         $9.720         $7.846        $13.423
  Accumulation Unit Value at end of
   period                                $11.946        $10.765        $10.622         $9.720         $7.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             20             23             34             33
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.614        $10.489         $9.612         $7.771        $13.314
  Accumulation Unit Value at end of
   period                                $11.760        $10.614        $10.489         $9.612         $7.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              5              6              5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.564        $10.445         $9.577         $7.746        $13.278
  Accumulation Unit Value at end of
   period                                $11.699        $10.564        $10.445         $9.577         $7.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.416        $10.314         $9.471         $7.672        $13.171
  Accumulation Unit Value at end of
   period                                $11.518        $10.416        $10.314         $9.471         $7.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             20             34             38

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.773        $13.554        $13.119        $11.981        $10.000
  Accumulation Unit Value at end of
   period                                $15.938        $15.773        $13.554        $13.119        $11.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.687        $13.500        $13.086        $12.036             --
  Accumulation Unit Value at end of
   period                                $15.827        $15.687        $13.500        $13.086             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.484        $12.217        $11.913        $11.165         $9.674
  Accumulation Unit Value at end of
   period                                $13.423        $13.484        $12.217        $11.913        $11.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             54             59             57             58
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.395        $12.155        $11.870        $11.141         $9.668
  Accumulation Unit Value at end of
   period                                $13.314        $13.395        $12.155        $11.870        $11.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              4              4              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.365        $12.134        $11.856        $11.133         $9.666
  Accumulation Unit Value at end of
   period                                $13.278        $13.365        $12.134        $11.856        $11.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.277        $12.072        $11.813        $11.109         $9.660
  Accumulation Unit Value at end of
   period                                $13.171        $13.277        $12.072        $11.813        $11.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             68             72             71             70

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.416        $10.314         $9.471         $7.672        $13.171
  Accumulation Unit Value at end of
   period                                $11.518        $10.416        $10.314         $9.471         $7.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             14             20             34             38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.269        $10.184         $9.366         $7.598        $13.064
  Accumulation Unit Value at end of
   period                                $11.339        $10.269        $10.184         $9.366         $7.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             13             18             20
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.269        $10.184         $9.366         $7.598        $13.064
  Accumulation Unit Value at end of
   period                                $11.339        $10.269        $10.184         $9.366         $7.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             13             18             20
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.221        $10.142         $9.331         $7.574        $13.029
  Accumulation Unit Value at end of
   period                                $11.280        $10.221        $10.142         $9.331         $7.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.801         $9.734         $8.965         $7.284        $12.543
  Accumulation Unit Value at end of
   period                                $10.805         $9.801         $9.734         $8.965         $7.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.078        $10.014         $9.228         $7.501        $12.924
  Accumulation Unit Value at end of
   period                                $11.105        $10.078        $10.014         $9.228         $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.078        $10.014         $9.228         $7.501        $12.924
  Accumulation Unit Value at end of
   period                                $11.105        $10.078        $10.014         $9.228         $7.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.637        $10.575         $9.749         $7.929             --
  Accumulation Unit Value at end of
   period                                $11.715        $10.637        $10.575         $9.749             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              7              7             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.618         $9.572         $8.833         $7.191        $12.408
  Accumulation Unit Value at end of
   period                                $10.583         $9.618         $9.572         $8.833         $7.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.483        $10.438         $9.638         $7.850             --
  Accumulation Unit Value at end of
   period                                $11.529        $10.483        $10.438         $9.638             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.277        $12.072        $11.813        $11.109         $9.660
  Accumulation Unit Value at end of
   period                                $13.171        $13.277        $12.072        $11.813        $11.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             68             72             71             70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.189        $12.010        $11.770        $11.201             --
  Accumulation Unit Value at end of
   period                                $13.064        $13.189        $12.010        $11.770             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             18             20             19             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.189        $12.010        $11.770        $11.086         $9.654
  Accumulation Unit Value at end of
   period                                $13.064        $13.189        $12.010        $11.770        $11.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             18             20             19             19
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.160        $11.990        $11.756        $11.078         $9.652
  Accumulation Unit Value at end of
   period                                $13.029        $13.160        $11.990        $11.756        $11.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              6              6              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.682        $11.566        $11.351        $10.817             --
  Accumulation Unit Value at end of
   period                                $12.543        $12.682        $11.566        $11.351             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.073        $11.929        $11.713        $11.167             --
  Accumulation Unit Value at end of
   period                                $12.924        $13.073        $11.929        $11.713             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              7             13             13             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.073        $11.929        $11.713        $11.054         $9.645
  Accumulation Unit Value at end of
   period                                $12.924        $13.073        $11.929        $11.713        $11.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              7             13             13              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.570        $11.487        $11.297        $10.785             --
  Accumulation Unit Value at end of
   period                                $12.408        $12.570        $11.487        $11.297             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.438        $10.398         $9.606         $7.828             --
  Accumulation Unit Value at end of
   period                                $11.474        $10.438        $10.398         $9.606             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.407         $9.386         $8.683         $7.087             --
  Accumulation Unit Value at end of
   period                                $10.325         $9.407         $9.386         $8.683             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $36.342        $37.010        $32.725        $24.545        $37.330
  Accumulation Unit Value at end of
   period                                $40.926        $36.342        $37.010        $32.725        $24.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              4
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.833        $36.546        $32.362        $24.309        $37.028
  Accumulation Unit Value at end of
   period                                $40.291        $35.833        $36.546        $32.362        $24.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.664        $36.392        $32.243        $24.232        $36.928
  Accumulation Unit Value at end of
   period                                $40.082        $35.664        $36.392        $32.243        $24.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.164        $35.935        $31.886        $23.999        $36.629
  Accumulation Unit Value at end of
   period                                $39.460        $35.164        $35.935        $31.886        $23.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              9              9
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $35.164        $35.935        $31.886        $23.999        $36.629
  Accumulation Unit Value at end of
   period                                $39.460        $35.164        $35.935        $31.886        $23.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              5              9              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.671        $35.485        $31.533        $23.769        $36.333
  Accumulation Unit Value at end of
   period                                $38.848        $34.671        $35.485        $31.533        $23.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.671        $35.485        $31.533        $23.769        $36.333
  Accumulation Unit Value at end of
   period                                $38.848        $34.671        $35.485        $31.533        $23.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $34.508        $35.335        $31.416        $23.693        $36.234
  Accumulation Unit Value at end of
   period                                $38.647        $34.508        $35.335        $31.416        $23.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $36.776        $33.045        $31.327        $29.116        $24.223
  Accumulation Unit Value at end of
   period                                $37.330        $36.776        $33.045        $31.327        $29.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              5              6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.533        $32.876        $31.213        $29.055        $24.208
  Accumulation Unit Value at end of
   period                                $37.028        $36.533        $32.876        $31.213        $29.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.452        $32.820        $31.176        $29.034        $24.203
  Accumulation Unit Value at end of
   period                                $36.928        $36.452        $32.820        $31.176        $29.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $36.211        $32.652        $31.063        $28.972        $24.187
  Accumulation Unit Value at end of
   period                                $36.629        $36.211        $32.652        $31.063        $28.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             12             12             16             12
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $36.211        $32.652        $31.063        $28.972        $24.187
  Accumulation Unit Value at end of
   period                                $36.629        $36.211        $32.652        $31.063        $28.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             12             12             16             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.972        $32.485        $30.950        $29.252             --
  Accumulation Unit Value at end of
   period                                $36.333        $35.972        $32.485        $30.950             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.972        $32.485        $30.950        $28.911        $24.172
  Accumulation Unit Value at end of
   period                                $36.333        $35.972        $32.485        $30.950        $28.911
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $35.893        $32.430        $30.913        $28.890        $24.167
  Accumulation Unit Value at end of
   period                                $36.234        $35.893        $32.430        $30.913        $28.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.863        $11.134         $9.909         $7.481        $11.452
  Accumulation Unit Value at end of
   period                                $12.153        $10.863        $11.134         $9.909         $7.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $34.024        $34.892        $31.068        $23.466        $35.941
  Accumulation Unit Value at end of
   period                                $38.047        $34.024        $34.892        $31.068        $23.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $34.024        $34.892        $31.068        $23.466        $35.941
  Accumulation Unit Value at end of
   period                                $38.047        $34.024        $34.892        $31.068        $23.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.282        $10.550         $9.398         $7.102             --
  Accumulation Unit Value at end of
   period                                $11.492        $10.282        $10.550         $9.398             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4             11             10             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.660        $10.948         $9.763         $7.385        $11.328
  Accumulation Unit Value at end of
   period                                $11.903        $10.660        $10.948         $9.763         $7.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.134        $10.414         $9.291         $7.032             --
  Accumulation Unit Value at end of
   period                                $11.310        $10.134        $10.414         $9.291             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.090        $10.374         $9.260         $7.012             --
  Accumulation Unit Value at end of
   period                                $11.255        $10.090        $10.374         $9.260             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.427        $10.736         $9.597         $7.278             --
  Accumulation Unit Value at end of
   period                                $11.613        $10.427        $10.736         $9.597             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.868        $22.265        $20.557        $16.039        $29.762
  Accumulation Unit Value at end of
   period                                $24.730        $20.868        $22.265        $20.557        $16.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.575        $21.985        $20.329        $15.885        $29.521
  Accumulation Unit Value at end of
   period                                $24.347        $20.575        $21.985        $20.329        $15.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.355        $10.270         $9.799         $9.274             --
  Accumulation Unit Value at end of
   period                                $11.452        $11.355        $10.270         $9.799             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $35.656        $32.264        $30.801        $29.164             --
  Accumulation Unit Value at end of
   period                                $35.941        $35.656        $32.264        $30.801             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $35.656        $32.264        $30.801        $28.829        $24.152
  Accumulation Unit Value at end of
   period                                $35.941        $35.656        $32.264        $30.801        $28.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.255        $10.200         $9.752         $9.247             --
  Accumulation Unit Value at end of
   period                                $11.328        $11.255        $10.200         $9.752             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.683        $22.784        $21.240        $18.947        $14.868
  Accumulation Unit Value at end of
   period                                $29.762        $27.683        $22.784        $21.240        $18.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              6              6              9
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.500        $22.667        $21.163        $18.907        $14.859
  Accumulation Unit Value at end of
   period                                $29.521        $27.500        $22.667        $21.163        $18.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2             --              1

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.478        $21.893        $20.254        $15.834        $29.441
  Accumulation Unit Value at end of
   period                                $24.220        $20.478        $21.893        $20.254        $15.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.191        $21.618        $20.030        $15.682        $29.203
  Accumulation Unit Value at end of
   period                                $23.844        $20.191        $21.618        $20.030        $15.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              9             10
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.191        $21.618        $20.030        $15.682        $29.203
  Accumulation Unit Value at end of
   period                                $23.844        $20.191        $21.618        $20.030        $15.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              9             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.907        $21.347        $19.808        $15.532        $28.966
  Accumulation Unit Value at end of
   period                                $23.475        $19.907        $21.347        $19.808        $15.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.907        $21.347        $19.808        $15.532        $28.966
  Accumulation Unit Value at end of
   period                                $23.475        $19.907        $21.347        $19.808        $15.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.814        $21.257        $19.734        $15.482        $28.888
  Accumulation Unit Value at end of
   period                                $23.353        $19.814        $21.257        $19.734        $15.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.115         $6.567         $6.103         $4.793         $8.952
  Accumulation Unit Value at end of
   period                                 $7.200         $6.115         $6.567         $6.103         $4.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.536        $20.990        $19.516        $15.334        $28.654
  Accumulation Unit Value at end of
   period                                $22.990        $19.536        $20.990        $19.516        $15.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.536        $20.990        $19.516        $15.334        $28.654
  Accumulation Unit Value at end of
   period                                $22.990        $19.536        $20.990        $19.516        $15.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.492         $4.828         $4.491         $3.531             --
  Accumulation Unit Value at end of
   period                                 $5.283         $4.492         $4.828         $4.491             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20             21             15             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.440        $22.629        $21.137        $18.893        $14.856
  Accumulation Unit Value at end of
   period                                $29.441        $27.440        $22.629        $21.137        $18.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.259        $22.513        $21.061        $18.853        $14.846
  Accumulation Unit Value at end of
   period                                $29.203        $27.259        $22.513        $21.061        $18.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             12             12             12
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.259        $22.513        $21.061        $18.853        $14.846
  Accumulation Unit Value at end of
   period                                $29.203        $27.259        $22.513        $21.061        $18.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             12             12             12
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.079        $22.398        $20.985        $19.213             --
  Accumulation Unit Value at end of
   period                                $28.966        $27.079        $22.398        $20.985             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.079        $22.398        $20.985        $18.813        $14.837
  Accumulation Unit Value at end of
   period                                $28.966        $27.079        $22.398        $20.985        $18.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.019        $22.360        $20.959        $18.800        $14.834
  Accumulation Unit Value at end of
   period                                $28.888        $27.019        $22.360        $20.959        $18.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.381         $6.943         $6.514         $5.973             --
  Accumulation Unit Value at end of
   period                                 $8.952         $8.381         $6.943         $6.514             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.840        $22.245        $20.883        $19.156             --
  Accumulation Unit Value at end of
   period                                $28.654        $26.840        $22.245        $20.883             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.840        $22.245        $20.883        $18.760        $14.824
  Accumulation Unit Value at end of
   period                                $28.654        $26.840        $22.245        $20.883        $18.760
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.001         $6.458         $6.013         $4.732         $8.855
  Accumulation Unit Value at end of
   period                                 $7.052         $6.001         $6.458         $6.013         $4.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.427         $4.766         $4.440         $3.496             --
  Accumulation Unit Value at end of
   period                                 $5.199         $4.427         $4.766         $4.440             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.408         $4.748         $4.425         $3.486             --
  Accumulation Unit Value at end of
   period                                 $5.174         $4.408         $4.748         $4.425             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.870         $6.332         $5.911         $4.663             --
  Accumulation Unit Value at end of
   period                                 $6.880         $5.870         $6.332         $5.911             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.950        $12.263        $12.136         $9.767        $11.944
  Accumulation Unit Value at end of
   period                                $14.407        $11.950        $12.263        $12.136         $9.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              7              8             10             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.782        $12.109        $12.002         $9.674        $11.848
  Accumulation Unit Value at end of
   period                                $14.184        $11.782        $12.109        $12.002         $9.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.727        $12.058        $11.957         $9.643        $11.816
  Accumulation Unit Value at end of
   period                                $14.110        $11.727        $12.058        $11.957         $9.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.562        $11.906        $11.825         $9.550        $11.720
  Accumulation Unit Value at end of
   period                                $13.891        $11.562        $11.906        $11.825         $9.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             17             17             17
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.562        $11.906        $11.825         $9.550        $11.720
  Accumulation Unit Value at end of
   period                                $13.891        $11.562        $11.906        $11.825         $9.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             17             17             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.400        $11.757        $11.694         $9.459        $11.625
  Accumulation Unit Value at end of
   period                                $13.676        $11.400        $11.757        $11.694         $9.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.307         $6.895         $6.483         $5.955             --
  Accumulation Unit Value at end of
   period                                 $8.855         $8.307         $6.895         $6.483             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.186        $12.022        $10.770        $10.196         $8.733
  Accumulation Unit Value at end of
   period                                $11.944        $12.186        $12.022        $10.770        $10.196
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             15             19             18             12
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.105        $11.961        $10.731        $10.174         $8.728
  Accumulation Unit Value at end of
   period                                $11.848        $12.105        $11.961        $10.731        $10.174
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.079        $11.940        $10.718        $10.167         $8.726
  Accumulation Unit Value at end of
   period                                $11.816        $12.079        $11.940        $10.718        $10.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.999        $11.879        $10.679        $10.145         $8.721
  Accumulation Unit Value at end of
   period                                $11.720        $11.999        $11.879        $10.679        $10.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             28             33             35             47
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.999        $11.879        $10.679        $10.145         $8.721
  Accumulation Unit Value at end of
   period                                $11.720        $11.999        $11.879        $10.679        $10.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             28             33             35             47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.920        $11.818        $10.641        $10.338             --
  Accumulation Unit Value at end of
   period                                $11.625        $11.920        $11.818        $10.641             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             11              4             --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.400        $11.757        $11.694         $9.459        $11.625
  Accumulation Unit Value at end of
   period                                $13.676        $11.400        $11.757        $11.694         $9.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              4              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.346        $11.708        $11.651         $9.428        $11.594
  Accumulation Unit Value at end of
   period                                $13.605        $11.346        $11.708        $11.651         $9.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.134         $8.401         $8.369         $6.779         $8.345
  Accumulation Unit Value at end of
   period                                 $9.744         $8.134         $8.401         $8.369         $6.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.187        $11.561        $11.522         $9.338        $11.500
  Accumulation Unit Value at end of
   period                                $13.394        $11.187        $11.561        $11.522         $9.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.187        $11.561        $11.522         $9.338        $11.500
  Accumulation Unit Value at end of
   period                                $13.394        $11.187        $11.561        $11.522         $9.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.812         $9.110         $9.084         $7.366             --
  Accumulation Unit Value at end of
   period                                $10.545         $8.812         $9.110         $9.084             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.982         $8.261         $8.246         $6.693         $8.255
  Accumulation Unit Value at end of
   period                                 $9.543         $7.982         $8.261         $8.246         $6.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.685         $8.993         $8.980         $7.293             --
  Accumulation Unit Value at end of
   period                                $10.377         $8.685         $8.993         $8.980             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.647         $8.958         $8.950         $7.272             --
  Accumulation Unit Value at end of
   period                                $10.327         $8.647         $8.958         $8.950             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.920        $11.818        $10.641        $10.124         $8.715
  Accumulation Unit Value at end of
   period                                $11.625        $11.920        $11.818        $10.641        $10.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             11              4              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.893        $11.798        $10.628        $10.116         $8.713
  Accumulation Unit Value at end of
   period                                $11.594        $11.893        $11.798        $10.628        $10.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              6              6              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.569         $8.509         $7.672         $7.465             --
  Accumulation Unit Value at end of
   period                                 $8.345         $8.569         $8.509         $7.672             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.815        $11.738        $10.589        $10.307             --
  Accumulation Unit Value at end of
   period                                $11.500        $11.815        $11.738        $10.589             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.815        $11.738        $10.589        $10.095         $8.708
  Accumulation Unit Value at end of
   period                                $11.500        $11.815        $11.738        $10.589        $10.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.494         $8.451         $7.635         $7.442             --
  Accumulation Unit Value at end of
   period                                 $8.255         $8.494         $8.451         $7.635             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.807         $8.101         $8.106         $6.596             --
  Accumulation Unit Value at end of
   period                                 $9.310         $7.807         $8.101         $8.106             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.572        $25.270        $25.165        $23.771        $34.681
  Accumulation Unit Value at end of
   period                                $24.415        $23.572        $25.270        $25.165        $23.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3              4
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.241        $24.953        $24.887        $23.543        $34.401
  Accumulation Unit Value at end of
   period                                $24.037        $23.241        $24.953        $24.887        $23.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.132        $24.849        $24.795        $23.468        $34.308
  Accumulation Unit Value at end of
   period                                $23.912        $23.132        $24.849        $24.795        $23.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.807        $24.537        $24.520        $23.243        $34.030
  Accumulation Unit Value at end of
   period                                $23.541        $22.807        $24.537        $24.520        $23.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              8              9
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.807        $24.537        $24.520        $23.243        $34.030
  Accumulation Unit Value at end of
   period                                $23.541        $22.807        $24.537        $24.520        $23.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              8              9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.487        $24.229        $24.249        $23.021        $33.755
  Accumulation Unit Value at end of
   period                                $23.176        $22.487        $24.229        $24.249        $23.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.487        $24.229        $24.249        $23.021        $33.755
  Accumulation Unit Value at end of
   period                                $23.176        $22.487        $24.229        $24.249        $23.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.382        $24.127        $24.159        $22.947        $33.663
  Accumulation Unit Value at end of
   period                                $23.056        $22.382        $24.127        $24.159        $22.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.840         $9.539         $9.561         $9.090        $13.349
  Accumulation Unit Value at end of
   period                                 $9.097         $8.840         $9.539         $9.561         $9.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.322        $23.408        $21.863        $18.233        $14.813
  Accumulation Unit Value at end of
   period                                $34.681        $29.322        $23.408        $21.863        $18.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              3              3
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.128        $23.288        $21.784        $18.194        $14.803
  Accumulation Unit Value at end of
   period                                $34.401        $29.128        $23.288        $21.784        $18.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $29.064        $23.248        $21.757        $18.181        $14.800
  Accumulation Unit Value at end of
   period                                $34.308        $29.064        $23.248        $21.757        $18.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.872        $23.129        $21.679        $18.143        $14.791
  Accumulation Unit Value at end of
   period                                $34.030        $28.872        $23.129        $21.679        $18.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              8              8              8              7
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.872        $23.129        $21.679        $18.143        $14.791
  Accumulation Unit Value at end of
   period                                $34.030        $28.872        $23.129        $21.679        $18.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              8              8              8              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.682        $23.011        $21.600        $18.409             --
  Accumulation Unit Value at end of
   period                                $33.755        $28.682        $23.011        $21.600             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.682        $23.011        $21.600        $18.104        $14.781
  Accumulation Unit Value at end of
   period                                $33.755        $28.682        $23.011        $21.600        $18.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $28.618        $22.972        $21.574        $18.091        $14.778
  Accumulation Unit Value at end of
   period                                $33.663        $28.618        $22.972        $21.574        $18.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.360         $9.127         $8.581         $7.323             --
  Accumulation Unit Value at end of
   period                                $13.349        $11.360         $9.127         $8.581             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.068        $23.824        $23.892        $22.727        $33.391
  Accumulation Unit Value at end of
   period                                $22.698        $22.068        $23.824        $23.892        $22.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.068        $23.824        $23.892        $22.727        $33.391
  Accumulation Unit Value at end of
   period                                $22.698        $22.068        $23.824        $23.892        $22.727
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.929        $10.725        $10.761        $10.241             --
  Accumulation Unit Value at end of
   period                                $10.208         $9.929        $10.725        $10.761             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7              7              5             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.675         $9.379         $9.420         $8.974        $13.205
  Accumulation Unit Value at end of
   period                                 $8.909         $8.675         $9.379         $9.420         $8.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.786        $10.586        $10.638        $10.139             --
  Accumulation Unit Value at end of
   period                                $10.046         $9.786        $10.586        $10.638             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.744        $10.546        $10.602        $10.111             --
  Accumulation Unit Value at end of
   period                                 $9.997         $9.744        $10.546        $10.602             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.485         $9.197         $9.260         $8.844             --
  Accumulation Unit Value at end of
   period                                 $8.692         $8.485         $9.197         $9.260             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $44.352        $47.167        $41.819        $32.669        $54.044
  Accumulation Unit Value at end of
   period                                $52.105        $44.352        $47.167        $41.819        $32.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11             13             18             20
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $43.730        $46.575        $41.356        $32.356        $53.606
  Accumulation Unit Value at end of
   period                                $51.297        $43.730        $46.575        $41.356        $32.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              3              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $43.524        $46.379        $41.203        $32.252        $53.461
  Accumulation Unit Value at end of
   period                                $51.031        $43.524        $46.379        $41.203        $32.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $28.429        $22.854        $21.496        $18.354             --
  Accumulation Unit Value at end of
   period                                $33.391        $28.429        $22.854        $21.496             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.429        $22.854        $21.496        $18.053        $14.769
  Accumulation Unit Value at end of
   period                                $33.391        $28.429        $22.854        $21.496        $18.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.260         $9.065         $8.539         $7.301             --
  Accumulation Unit Value at end of
   period                                $13.205        $11.260         $9.065         $8.539             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $58.328        $51.031        $49.179        $44.885        $35.733
  Accumulation Unit Value at end of
   period                                $54.044        $58.328        $51.031        $49.179        $44.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             25             28             33             35
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $57.943        $50.770        $49.001        $44.790        $35.711
  Accumulation Unit Value at end of
   period                                $53.606        $57.943        $50.770        $49.001        $44.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $57.815        $50.684        $48.942        $44.758        $35.703
  Accumulation Unit Value at end of
   period                                $53.461        $57.815        $50.684        $48.942        $44.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $42.913        $45.797        $40.747        $31.943        $53.029
  Accumulation Unit Value at end of
   period                                $50.239        $42.913        $45.797        $40.747        $31.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             19             26             44             55
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $42.913        $45.797        $40.747        $31.943        $53.029
  Accumulation Unit Value at end of
   period                                $50.239        $42.913        $45.797        $40.747        $31.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             19             26             44             55
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $42.311        $45.222        $40.296        $31.637        $52.599
  Accumulation Unit Value at end of
   period                                $49.460        $42.311        $45.222        $40.296        $31.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             11             17             17
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $42.311        $45.222        $40.296        $31.637        $52.599
  Accumulation Unit Value at end of
   period                                $49.460        $42.311        $45.222        $40.296        $31.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             11             17             17
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $42.112        $45.032        $40.146        $31.536        $52.457
  Accumulation Unit Value at end of
   period                                $49.203        $42.112        $45.032        $40.146        $31.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.082         $9.721         $8.675         $6.821        $11.358
  Accumulation Unit Value at end of
   period                                $10.600         $9.082         $9.721         $8.675         $6.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $41.521        $44.467        $39.702        $31.233        $52.033
  Accumulation Unit Value at end of
   period                                $48.440        $41.521        $44.467        $39.702        $31.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $41.521        $44.467        $39.702        $31.233        $52.033
  Accumulation Unit Value at end of
   period                                $48.440        $41.521        $44.467        $39.702        $31.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.090        $10.811         $9.657         $7.601             --
  Accumulation Unit Value at end of
   period                                $11.765        $10.090        $10.811         $9.657             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             56             60             58             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.912         $9.559         $8.547         $6.734        $11.235
  Accumulation Unit Value at end of
   period                                $10.381         $8.912         $9.559         $8.547         $6.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.433        $50.424        $48.765        $44.663        $35.681
  Accumulation Unit Value at end of
   period                                $53.029        $57.433        $50.424        $48.765        $44.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             80             85             84             87
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $57.433        $50.424        $48.765        $44.663        $35.681
  Accumulation Unit Value at end of
   period                                $53.029        $57.433        $50.424        $48.765        $44.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             80             85             84             87
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.054        $50.166        $48.588        $45.226             --
  Accumulation Unit Value at end of
   period                                $52.599        $57.054        $50.166        $48.588             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              8              8              9             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $57.054        $50.166        $48.588        $44.568        $35.658
  Accumulation Unit Value at end of
   period                                $52.599        $57.054        $50.166        $48.588        $44.568
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              8              8              9              8
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $56.928        $50.081        $48.530        $44.536        $35.651
  Accumulation Unit Value at end of
   period                                $52.457        $56.928        $50.081        $48.530        $44.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.338        $10.865        $10.539         $9.823             --
  Accumulation Unit Value at end of
   period                                $11.358        $12.338        $10.865        $10.539             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $56.552        $49.825        $48.354        $45.090             --
  Accumulation Unit Value at end of
   period                                $52.033        $56.552        $49.825        $48.354             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              6              6             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $56.552        $49.825        $48.354        $44.442        $35.628
  Accumulation Unit Value at end of
   period                                $52.033        $56.552        $49.825        $48.354        $44.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              6              6              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.230        $10.791        $10.488         $9.794             --
  Accumulation Unit Value at end of
   period                                $11.235        $12.230        $10.791        $10.488             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.945        $10.672         $9.547         $7.526             --
  Accumulation Unit Value at end of
   period                                $11.578         $9.945        $10.672         $9.547             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10              9              9             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.902        $10.631         $9.515         $7.504             --
  Accumulation Unit Value at end of
   period                                $11.523         $9.902        $10.631         $9.515             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.717         $9.373         $8.402         $6.636             --
  Accumulation Unit Value at end of
   period                                $10.129         $8.717         $9.373         $8.402             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.640         $4.908         $4.243         $3.054         $4.971
  Accumulation Unit Value at end of
   period                                 $5.379         $4.640         $4.908         $4.243         $3.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              8              9              7
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.575         $4.846         $4.196         $3.025         $4.930
  Accumulation Unit Value at end of
   period                                 $5.296         $4.575         $4.846         $4.196         $3.025
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              7              8              8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.553         $4.826         $4.180         $3.015         $4.917
  Accumulation Unit Value at end of
   period                                 $5.268         $4.553         $4.826         $4.180         $3.015
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.490         $4.765         $4.134         $2.987         $4.877
  Accumulation Unit Value at end of
   period                                 $5.187         $4.490         $4.765         $4.134         $2.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             15             14             35             17
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.490         $4.765         $4.134         $2.987         $4.877
  Accumulation Unit Value at end of
   period                                 $5.187         $4.490         $4.765         $4.134         $2.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             15             14             35             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.427         $4.706         $4.088         $2.958         $4.838
  Accumulation Unit Value at end of
   period                                 $5.106         $4.427         $4.706         $4.088         $2.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              7              9              9
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.427         $4.706         $4.088         $2.958         $4.838
  Accumulation Unit Value at end of
   period                                 $5.106         $4.427         $4.706         $4.088         $2.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              7              9              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.782         $4.468         $4.352         $4.338         $3.574
  Accumulation Unit Value at end of
   period                                 $4.971         $4.782         $4.468         $4.352         $4.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              7             11             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.751         $4.445         $4.336         $4.328         $3.572
  Accumulation Unit Value at end of
   period                                 $4.930         $4.751         $4.445         $4.336         $4.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              1             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.740         $4.437         $4.331         $4.325         $3.571
  Accumulation Unit Value at end of
   period                                 $4.917         $4.740         $4.437         $4.331         $4.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.709         $4.414         $4.315         $4.316         $3.569
  Accumulation Unit Value at end of
   period                                 $4.877         $4.709         $4.414         $4.315         $4.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             22             22             27             27
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.709         $4.414         $4.315         $4.316         $3.569
  Accumulation Unit Value at end of
   period                                 $4.877         $4.709         $4.414         $4.315         $4.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             22             22             27             27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.678         $4.392         $4.300         $4.366             --
  Accumulation Unit Value at end of
   period                                 $4.838         $4.678         $4.392         $4.300             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              7              8             10             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.678         $4.392         $4.300         $4.307         $3.567
  Accumulation Unit Value at end of
   period                                 $4.838         $4.678         $4.392         $4.300         $4.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              7              8             10              9

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.406         $4.686         $4.073         $2.948         $4.825
  Accumulation Unit Value at end of
   period                                 $5.080         $4.406         $4.686         $4.073         $2.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              3              3              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.479         $4.768         $4.148         $3.006         $4.924
  Accumulation Unit Value at end of
   period                                 $5.158         $4.479         $4.768         $4.148         $3.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.344         $4.627         $4.028         $2.920         $4.786
  Accumulation Unit Value at end of
   period                                 $5.001         $4.344         $4.627         $4.028         $2.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              4              4              4              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.344         $4.627         $4.028         $2.920         $4.786
  Accumulation Unit Value at end of
   period                                 $5.001         $4.344         $4.627         $4.028         $2.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              4              4              4              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.879         $4.134         $3.600         $2.611             --
  Accumulation Unit Value at end of
   period                                 $4.463         $3.879         $4.134         $3.600             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              9             10             11             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.395         $4.688         $4.087         $2.968         $4.871
  Accumulation Unit Value at end of
   period                                 $5.052         $4.395         $4.688         $4.087         $2.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.823         $4.080         $3.559         $2.585             --
  Accumulation Unit Value at end of
   period                                 $4.392         $3.823         $4.080         $3.559             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.806         $4.064         $3.547         $2.578             --
  Accumulation Unit Value at end of
   period                                 $4.371         $3.806         $4.064         $3.547             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.299         $4.597         $4.018         $2.925             --
  Accumulation Unit Value at end of
   period                                 $4.929         $4.299         $4.597         $4.018             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $41.539        $41.398        $36.812        $24.857        $34.096
  Accumulation Unit Value at end of
   period                                $47.519        $41.539        $41.398        $36.812        $24.857
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              7              9              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.667         $4.384         $4.294         $4.304         $3.566
  Accumulation Unit Value at end of
   period                                 $4.825         $4.667         $4.384         $4.294         $4.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              5              5              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.768         $4.484         $4.396         $4.470             --
  Accumulation Unit Value at end of
   period                                 $4.924         $4.768         $4.484         $4.396             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.637         $4.362         $4.279         $4.353             --
  Accumulation Unit Value at end of
   period                                 $4.786         $4.637         $4.362         $4.279             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.637         $4.362         $4.279         $4.295         $3.564
  Accumulation Unit Value at end of
   period                                 $4.786         $4.637         $4.362         $4.279         $4.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.726         $4.453         $4.375         $4.456             --
  Accumulation Unit Value at end of
   period                                 $4.871         $4.726         $4.453         $4.375             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $33.637        $30.863        $30.358        $27.850        $22.319
  Accumulation Unit Value at end of
   period                                $34.096        $33.637        $30.863        $30.358        $27.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             13             29             33

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $40.956        $40.879        $36.405        $24.619        $33.820
  Accumulation Unit Value at end of
   period                                $46.782        $40.956        $40.879        $36.405        $24.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $40.764        $40.707        $36.270        $24.540        $33.728
  Accumulation Unit Value at end of
   period                                $46.539        $40.764        $40.707        $36.270        $24.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $40.192        $40.196        $35.869        $24.305        $33.455
  Accumulation Unit Value at end of
   period                                $45.818        $40.192        $40.196        $35.869        $24.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             11             15             18
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $40.192        $40.196        $35.869        $24.305        $33.455
  Accumulation Unit Value at end of
   period                                $45.818        $40.192        $40.196        $35.869        $24.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             11             15             18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $39.628        $39.692        $35.472        $24.072        $33.185
  Accumulation Unit Value at end of
   period                                $45.107        $39.628        $39.692        $35.472        $24.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              4              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $39.628        $39.692        $35.472        $24.072        $33.185
  Accumulation Unit Value at end of
   period                                $45.107        $39.628        $39.692        $35.472        $24.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              4              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $39.442        $39.525        $35.341        $23.995        $33.095
  Accumulation Unit Value at end of
   period                                $44.873        $39.442        $39.525        $35.341        $23.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.501        $16.552        $14.815        $10.069        $13.901
  Accumulation Unit Value at end of
   period                                $18.754        $16.501        $16.552        $14.815        $10.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $38.889        $39.030        $34.950        $23.765        $32.827
  Accumulation Unit Value at end of
   period                                $44.178        $38.889        $39.030        $34.950        $23.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $38.889        $39.030        $34.950        $23.765        $32.827
  Accumulation Unit Value at end of
   period                                $44.178        $38.889        $39.030        $34.950        $23.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              1             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.415        $30.705        $30.248        $27.791        $22.305
  Accumulation Unit Value at end of
   period                                $33.820        $33.415        $30.705        $30.248        $27.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              4              4              5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.341        $30.653        $30.212        $27.771        $22.300
  Accumulation Unit Value at end of
   period                                $33.728        $33.341        $30.653        $30.212        $27.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.121        $30.496        $30.102        $27.712        $22.286
  Accumulation Unit Value at end of
   period                                $33.455        $33.121        $30.496        $30.102        $27.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             31             31             35             45
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.121        $30.496        $30.102        $27.712        $22.286
  Accumulation Unit Value at end of
   period                                $33.455        $33.121        $30.496        $30.102        $27.712
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             31             31             35             45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.902        $30.340        $29.994        $28.097             --
  Accumulation Unit Value at end of
   period                                $33.185        $32.902        $30.340        $29.994             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              5              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.902        $30.340        $29.994        $27.653        $22.272
  Accumulation Unit Value at end of
   period                                $33.185        $32.902        $30.340        $29.994        $27.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              5              4              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $32.829        $30.288        $29.957        $27.634        $22.267
  Accumulation Unit Value at end of
   period                                $33.095        $32.829        $30.288        $29.957        $27.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.803        $12.748        $12.621        $11.839             --
  Accumulation Unit Value at end of
   period                                $13.901        $13.803        $12.748        $12.621             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $32.613        $30.133        $29.849        $28.013             --
  Accumulation Unit Value at end of
   period                                $32.827        $32.613        $30.133        $29.849             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.613        $30.133        $29.849        $27.575        $22.253
  Accumulation Unit Value at end of
   period                                $32.827        $32.613        $30.133        $29.849        $27.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.318        $15.381        $13.780         $9.375             --
  Accumulation Unit Value at end of
   period                                $17.393        $15.318        $15.381        $13.780             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              4              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.193        $16.276        $14.597         $9.940        $13.751
  Accumulation Unit Value at end of
   period                                $18.368        $16.193        $16.276        $14.597         $9.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.098        $15.183        $13.623         $9.282             --
  Accumulation Unit Value at end of
   period                                $17.117        $15.098        $15.183        $13.623             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.032        $15.125        $13.577         $9.255             --
  Accumulation Unit Value at end of
   period                                $17.034        $15.032        $15.125        $13.577             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.839        $15.960        $14.349         $9.796             --
  Accumulation Unit Value at end of
   period                                $17.921        $15.839        $15.960        $14.349             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $34.210        $33.041        $30.496        $21.088        $28.111
  Accumulation Unit Value at end of
   period                                $37.359        $34.210        $33.041        $30.496        $21.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             18             20             29             32
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.731        $32.626        $30.159        $20.886        $27.883
  Accumulation Unit Value at end of
   period                                $36.780        $33.731        $32.626        $30.159        $20.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              3              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.572        $32.489        $30.047        $20.819        $27.808
  Accumulation Unit Value at end of
   period                                $36.589        $33.572        $32.489        $30.047        $20.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $33.101        $32.081        $29.715        $20.619        $27.583
  Accumulation Unit Value at end of
   period                                $36.022        $33.101        $32.081        $29.715        $20.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             50             65             82             91
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $33.101        $32.081        $29.715        $20.619        $27.583
  Accumulation Unit Value at end of
   period                                $36.022        $33.101        $32.081        $29.715        $20.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             50             65             82             91

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.682        $12.661        $12.560        $11.804             --
  Accumulation Unit Value at end of
   period                                $13.751        $13.682        $12.661        $12.560             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.092        $26.286        $26.042        $25.288        $24.558
  Accumulation Unit Value at end of
   period                                $28.111        $27.092        $26.286        $26.042        $25.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             40             45             48             46
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.913        $26.151        $25.947        $25.234        $24.542
  Accumulation Unit Value at end of
   period                                $27.883        $26.913        $26.151        $25.947        $25.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              2              4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.853        $26.106        $25.916        $25.216        $24.537
  Accumulation Unit Value at end of
   period                                $27.808        $26.853        $26.106        $25.916        $25.216
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.676        $25.973        $25.822        $25.162        $24.522
  Accumulation Unit Value at end of
   period                                $27.583        $26.676        $25.973        $25.822        $25.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            137            140            143            131
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.676        $25.973        $25.822        $25.162        $24.522
  Accumulation Unit Value at end of
   period                                $27.583        $26.676        $25.973        $25.822        $25.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            137            140            143            131

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.637        $31.679        $29.386        $20.421        $27.359
  Accumulation Unit Value at end of
   period                                $35.463        $32.637        $31.679        $29.386        $20.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             11             18             18
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.637        $31.679        $29.386        $20.421        $27.359
  Accumulation Unit Value at end of
   period                                $35.463        $32.637        $31.679        $29.386        $20.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             11             18             18
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $32.484        $31.546        $29.277        $20.356        $27.285
  Accumulation Unit Value at end of
   period                                $35.279        $32.484        $31.546        $29.277        $20.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.974        $14.556        $13.523         $9.412        $12.628
  Accumulation Unit Value at end of
   period                                $16.246        $14.974        $14.556        $13.523         $9.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              6              6              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $32.028        $31.150        $28.953        $20.161        $27.065
  Accumulation Unit Value at end of
   period                                $34.732        $32.028        $31.150        $28.953        $20.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              5              8              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $32.028        $31.150        $28.953        $20.161        $27.065
  Accumulation Unit Value at end of
   period                                $34.732        $32.028        $31.150        $28.953        $20.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              5              8              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.290        $14.878        $13.836         $9.639             --
  Accumulation Unit Value at end of
   period                                $16.572        $15.290        $14.878        $13.836             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 83             87             96            100             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.694        $14.313        $13.324         $9.291        $12.492
  Accumulation Unit Value at end of
   period                                $15.911        $14.694        $14.313        $13.324         $9.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.069        $14.686        $13.677         $9.543             --
  Accumulation Unit Value at end of
   period                                $16.309        $15.069        $14.686        $13.677             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             11             12             13             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.004        $14.630        $13.632         $9.516             --
  Accumulation Unit Value at end of
   period                                $16.230        $15.004        $14.630        $13.632             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.500        $25.840        $25.728        $25.343             --
  Accumulation Unit Value at end of
   period                                $27.359        $26.500        $25.840        $25.728             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             10             11              9             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.500        $25.840        $25.728        $25.109        $24.506
  Accumulation Unit Value at end of
   period                                $27.359        $26.500        $25.840        $25.728        $25.109
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             10             11              9             11
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.441        $25.796        $25.697        $25.091        $24.501
  Accumulation Unit Value at end of
   period                                $27.285        $26.441        $25.796        $25.697        $25.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              4              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.250        $11.962        $11.929        $11.766             --
  Accumulation Unit Value at end of
   period                                $12.628        $12.250        $11.962        $11.929             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.267        $25.664        $25.604        $25.267             --
  Accumulation Unit Value at end of
   period                                $27.065        $26.267        $25.664        $25.604             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              4              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.267        $25.664        $25.604        $25.038        $24.486
  Accumulation Unit Value at end of
   period                                $27.065        $26.267        $25.664        $25.604        $25.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              4              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.142        $11.881        $11.871        $11.731             --
  Accumulation Unit Value at end of
   period                                $12.492        $12.142        $11.881        $11.871             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.373        $14.035        $13.097         $9.157             --
  Accumulation Unit Value at end of
   period                                $15.524        $14.373        $14.035        $13.097             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.621        $19.071        $17.577        $14.302        $25.877
  Accumulation Unit Value at end of
   period                                $18.779        $15.621        $19.071        $17.577        $14.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              7              9             13             13
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.401        $18.831        $17.382        $14.165        $25.668
  Accumulation Unit Value at end of
   period                                $18.488        $15.401        $18.831        $17.382        $14.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.329        $18.752        $17.318        $14.119        $25.598
  Accumulation Unit Value at end of
   period                                $18.392        $15.329        $18.752        $17.318        $14.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.114        $18.517        $17.126        $13.984        $25.391
  Accumulation Unit Value at end of
   period                                $18.107        $15.114        $18.517        $17.126        $13.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             43             56             71             79
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.114        $18.517        $17.126        $13.984        $25.391
  Accumulation Unit Value at end of
   period                                $18.107        $15.114        $18.517        $17.126        $13.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             43             56             71             79
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.902        $18.284        $16.937        $13.850        $25.186
  Accumulation Unit Value at end of
   period                                $17.826        $14.902        $18.284        $16.937        $13.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10             18             21
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.902        $18.284        $16.937        $13.850        $25.186
  Accumulation Unit Value at end of
   period                                $17.826        $14.902        $18.284        $16.937        $13.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             10             18             21
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.832        $18.208        $16.874        $13.806        $25.117
  Accumulation Unit Value at end of
   period                                $17.733        $14.832        $18.208        $16.874        $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.965         $9.788         $9.080         $7.436        $13.543
  Accumulation Unit Value at end of
   period                                 $9.514         $7.965         $9.788         $9.080         $7.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              5              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.216        $19.227        $17.379        $15.167        $11.967
  Accumulation Unit Value at end of
   period                                $25.877        $24.216        $19.227        $17.379        $15.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             17             25             27             28
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.056        $19.129        $17.316        $15.135        $11.960
  Accumulation Unit Value at end of
   period                                $25.668        $24.056        $19.129        $17.316        $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.003        $19.096        $17.295        $15.124        $11.957
  Accumulation Unit Value at end of
   period                                $25.598        $24.003        $19.096        $17.295        $15.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.844        $18.999        $17.232        $15.092        $11.949
  Accumulation Unit Value at end of
   period                                $25.391        $23.844        $18.999        $17.232        $15.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            122            124            134            126
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.844        $18.999        $17.232        $15.092        $11.949
  Accumulation Unit Value at end of
   period                                $25.391        $23.844        $18.999        $17.232        $15.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                110            122            124            134            126
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.687        $18.902        $17.170        $15.306             --
  Accumulation Unit Value at end of
   period                                $25.186        $23.687        $18.902        $17.170             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             13             13             13             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.687        $18.902        $17.170        $15.060        $11.942
  Accumulation Unit Value at end of
   period                                $25.186        $23.687        $18.902        $17.170        $15.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             13             13             13             13
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.634        $18.869        $17.149        $15.049        $11.939
  Accumulation Unit Value at end of
   period                                $25.117        $23.634        $18.869        $17.149        $15.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              4              4              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.756        $10.194         $9.274         $8.279             --
  Accumulation Unit Value at end of
   period                                $13.543        $12.756        $10.194         $9.274             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.624        $17.979        $16.687        $13.673        $24.914
  Accumulation Unit Value at end of
   period                                $17.458        $14.624        $17.979        $16.687        $13.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              2              3              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.624        $17.979        $16.687        $13.673        $24.914
  Accumulation Unit Value at end of
   period                                $17.458        $14.624        $17.979        $16.687        $13.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              2              3              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.299         $7.748         $7.195         $5.899             --
  Accumulation Unit Value at end of
   period                                 $7.516         $6.299         $7.748         $7.195             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             87             82             86             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.816         $9.624         $8.946         $7.341        $13.397
  Accumulation Unit Value at end of
   period                                 $9.317         $7.816         $9.624         $8.946         $7.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.208         $7.648         $7.113         $5.840             --
  Accumulation Unit Value at end of
   period                                 $7.397         $6.208         $7.648         $7.113             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10             10             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.182         $7.619         $7.089         $5.823             --
  Accumulation Unit Value at end of
   period                                 $7.361         $6.182         $7.619         $7.089             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.645         $9.437         $8.794         $7.235             --
  Accumulation Unit Value at end of
   period                                 $9.091         $7.645         $9.437         $8.794             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.379        $16.527        $14.936        $10.947        $19.301
  Accumulation Unit Value at end of
   period                                $15.965        $13.379        $16.527        $14.936        $10.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              2              2
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.192        $16.319        $14.771        $10.842        $19.145
  Accumulation Unit Value at end of
   period                                $15.718        $13.192        $16.319        $14.771        $10.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.130        $16.251        $14.716        $10.808        $19.093
  Accumulation Unit Value at end of
   period                                $15.636        $13.130        $16.251        $14.716        $10.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.478        $18.773        $17.087        $15.260             --
  Accumulation Unit Value at end of
   period                                $24.914        $23.478        $18.773        $17.087             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.478        $18.773        $17.087        $15.017        $11.932
  Accumulation Unit Value at end of
   period                                $24.914        $23.478        $18.773        $17.087        $15.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.644        $10.125         $9.229         $8.254             --
  Accumulation Unit Value at end of
   period                                $13.397        $12.644        $10.125         $9.229             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.289        $13.900        $11.909        $10.655         $8.111
  Accumulation Unit Value at end of
   period                                $19.301        $17.289        $13.900        $11.909        $10.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              3              3
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.175        $13.829        $11.866        $10.632         $8.106
  Accumulation Unit Value at end of
   period                                $19.145        $17.175        $13.829        $11.866        $10.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.137        $13.805        $11.852        $10.625         $8.105
  Accumulation Unit Value at end of
   period                                $19.093        $17.137        $13.805        $11.852        $10.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.945        $16.047        $14.554        $10.704        $18.938
  Accumulation Unit Value at end of
   period                                $15.393        $12.945        $16.047        $14.554        $10.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              9             11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.945        $16.047        $14.554        $10.704        $18.938
  Accumulation Unit Value at end of
   period                                $15.393        $12.945        $16.047        $14.554        $10.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              9             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.764        $15.845        $14.392        $10.601        $18.785
  Accumulation Unit Value at end of
   period                                $15.155        $12.764        $15.845        $14.392        $10.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.764        $15.845        $14.392        $10.601        $18.785
  Accumulation Unit Value at end of
   period                                $15.155        $12.764        $15.845        $14.392        $10.601
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.704        $15.779        $14.339        $10.567        $18.734
  Accumulation Unit Value at end of
   period                                $15.076        $12.704        $15.779        $14.339        $10.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.209        $10.206         $9.284         $6.849        $12.154
  Accumulation Unit Value at end of
   period                                 $9.732         $8.209        $10.206         $9.284         $6.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.526        $15.581        $14.180        $10.466        $18.583
  Accumulation Unit Value at end of
   period                                $14.842        $12.526        $15.581        $14.180        $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.526        $15.581        $14.180        $10.466        $18.583
  Accumulation Unit Value at end of
   period                                $14.842        $12.526        $15.581        $14.180        $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.884         $6.079         $5.535         $4.087             --
  Accumulation Unit Value at end of
   period                                 $5.785         $4.884         $6.079         $5.535             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             11             11             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.056        $10.036         $9.148         $6.762        $12.024
  Accumulation Unit Value at end of
   period                                 $9.531         $8.056        $10.036         $9.148         $6.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.023        $13.735        $11.809        $10.602         $8.099
  Accumulation Unit Value at end of
   period                                $18.938        $17.023        $13.735        $11.809        $10.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             12              7              6              6
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.023        $13.735        $11.809        $10.602         $8.099
  Accumulation Unit Value at end of
   period                                $18.938        $17.023        $13.735        $11.809        $10.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             12              7              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.911        $13.665        $11.766        $10.649             --
  Accumulation Unit Value at end of
   period                                $18.785        $16.911        $13.665        $11.766             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.911        $13.665        $11.766        $10.580         $8.094
  Accumulation Unit Value at end of
   period                                $18.785        $16.911        $13.665        $11.766        $10.580
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.874        $13.641        $11.752        $10.572         $8.093
  Accumulation Unit Value at end of
   period                                $18.734        $16.874        $13.641        $11.752        $10.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.958         $8.868         $7.647         $6.931             --
  Accumulation Unit Value at end of
   period                                $12.154        $10.958         $8.868         $7.647             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.762        $13.572        $11.709        $10.617             --
  Accumulation Unit Value at end of
   period                                $18.583        $16.762        $13.572        $11.709             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.762        $13.572        $11.709        $10.550         $8.088
  Accumulation Unit Value at end of
   period                                $18.583        $16.762        $13.572        $11.709        $10.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.862         $8.808         $7.610         $6.910             --
  Accumulation Unit Value at end of
   period                                $12.024        $10.862         $8.808         $7.610             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.814         $6.000         $5.472         $4.047             --
  Accumulation Unit Value at end of
   period                                 $5.693         $4.814         $6.000         $5.472             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.793         $5.977         $5.454         $4.035             --
  Accumulation Unit Value at end of
   period                                 $5.665         $4.793         $5.977         $5.454             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.879         $9.841         $8.992         $6.663             --
  Accumulation Unit Value at end of
   period                                 $9.299         $7.879         $9.841         $8.992             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.078        $17.735        $16.789        $13.492        $25.348
  Accumulation Unit Value at end of
   period                                $18.095        $15.078        $17.735        $16.789        $13.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              5              5              9
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.866        $17.512        $16.603        $13.363        $25.143
  Accumulation Unit Value at end of
   period                                $17.815        $14.866        $17.512        $16.603        $13.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              4              4              4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.796        $17.439        $16.541        $13.320        $25.075
  Accumulation Unit Value at end of
   period                                $17.722        $14.796        $17.439        $16.541        $13.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.589        $17.220        $16.358        $13.192        $24.872
  Accumulation Unit Value at end of
   period                                $17.447        $14.589        $17.220        $16.358        $13.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             14             17             34             41
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.589        $17.220        $16.358        $13.192        $24.872
  Accumulation Unit Value at end of
   period                                $17.447        $14.589        $17.220        $16.358        $13.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             14             17             34             41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.384        $17.004        $16.177        $13.066        $24.670
  Accumulation Unit Value at end of
   period                                $17.176        $14.384        $17.004        $16.177        $13.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              6             10             10
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.384        $17.004        $16.177        $13.066        $24.670
  Accumulation Unit Value at end of
   period                                $17.176        $14.384        $17.004        $16.177        $13.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              6             10             10

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.022        $19.148        $17.018        $14.265        $10.494
  Accumulation Unit Value at end of
   period                                $25.348        $24.022        $19.148        $17.018        $14.265
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              9              9             11              9
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.863        $19.050        $16.956        $14.235        $10.487
  Accumulation Unit Value at end of
   period                                $25.143        $23.863        $19.050        $16.956        $14.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              3              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.811        $19.017        $16.936        $14.224        $10.485
  Accumulation Unit Value at end of
   period                                $25.075        $23.811        $19.017        $16.936        $14.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.653        $18.920        $16.874        $14.194        $10.479
  Accumulation Unit Value at end of
   period                                $24.872        $23.653        $18.920        $16.874        $14.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             55             36             34             19
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.653        $18.920        $16.874        $14.194        $10.479
  Accumulation Unit Value at end of
   period                                $24.872        $23.653        $18.920        $16.874        $14.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             55             36             34             19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.497        $18.823        $16.813        $14.367             --
  Accumulation Unit Value at end of
   period                                $24.670        $23.497        $18.823        $16.813             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              2              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.497        $18.823        $16.813        $14.164        $10.472
  Accumulation Unit Value at end of
   period                                $24.670        $23.497        $18.823        $16.813        $14.164
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              2              1              1

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.316        $16.932        $16.117        $13.024        $24.604
  Accumulation Unit Value at end of
   period                                $17.087        $14.316        $16.932        $16.117        $13.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.619        $11.388        $10.850         $8.777        $16.597
  Accumulation Unit Value at end of
   period                                $11.469         $9.619        $11.388        $10.850         $8.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.115        $16.720        $15.939        $12.899        $24.405
  Accumulation Unit Value at end of
   period                                $16.822        $14.115        $16.720        $15.939        $12.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              4              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.115        $16.720        $15.939        $12.899        $24.405
  Accumulation Unit Value at end of
   period                                $16.822        $14.115        $16.720        $15.939        $12.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.135        $10.826        $10.326         $8.361             --
  Accumulation Unit Value at end of
   period                                $10.882         $9.135        $10.826        $10.326             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             22             23             25             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.439        $11.198        $10.691         $8.665        $16.418
  Accumulation Unit Value at end of
   period                                $11.232         $9.439        $11.198        $10.691         $8.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.004        $10.686        $10.208         $8.277             --
  Accumulation Unit Value at end of
   period                                $10.709         $9.004        $10.686        $10.208             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.965        $10.645        $10.174         $8.254             --
  Accumulation Unit Value at end of
   period                                $10.657         $8.965        $10.645        $10.174             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.233        $10.980        $10.509         $8.539             --
  Accumulation Unit Value at end of
   period                                $10.959         $9.233        $10.980        $10.509             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.445        $18.791        $16.793        $14.154        $10.470
  Accumulation Unit Value at end of
   period                                $24.604        $23.445        $18.791        $16.793        $14.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3              3              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.831        $12.701        $11.362         $9.722             --
  Accumulation Unit Value at end of
   period                                $16.597        $15.831        $12.701        $11.362             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $23.290        $18.695        $16.732        $14.324             --
  Accumulation Unit Value at end of
   period                                $24.405        $23.290        $18.695        $16.732             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              4              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.290        $18.695        $16.732        $14.124        $10.463
  Accumulation Unit Value at end of
   period                                $24.405        $23.290        $18.695        $16.732        $14.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              4              4              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.692        $12.615        $11.307         $9.693             --
  Accumulation Unit Value at end of
   period                                $16.418        $15.692        $12.615        $11.307             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.745         $8.864         $7.891         $6.117        $10.261
  Accumulation Unit Value at end of
   period                                $10.074         $8.745         $8.864         $7.891         $6.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             29             35             38             38
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.622         $8.753         $7.803         $6.058        $10.178
  Accumulation Unit Value at end of
   period                                 $9.918         $8.622         $8.753         $7.803         $6.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              2              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.581         $8.716         $7.774         $6.038        $10.150
  Accumulation Unit Value at end of
   period                                 $9.866         $8.581         $8.716         $7.774         $6.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.461         $8.607         $7.688         $5.981        $10.068
  Accumulation Unit Value at end of
   period                                 $9.713         $8.461         $8.607         $7.688         $5.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             88            119            168            164
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.461         $8.607         $7.688         $5.981        $10.068
  Accumulation Unit Value at end of
   period                                 $9.713         $8.461         $8.607         $7.688         $5.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             88            119            168            164
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.342         $8.499         $7.603         $5.923         $9.987
  Accumulation Unit Value at end of
   period                                 $9.563         $8.342         $8.499         $7.603         $5.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             18             25             28             24
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.342         $8.499         $7.603         $5.923         $9.987
  Accumulation Unit Value at end of
   period                                 $9.563         $8.342         $8.499         $7.603         $5.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             18             25             28             24
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.303         $8.463         $7.575         $5.904         $9.960
  Accumulation Unit Value at end of
   period                                 $9.513         $8.303         $8.463         $7.575         $5.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              4              5              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.181         $6.307         $5.651         $4.409         $7.444
  Accumulation Unit Value at end of
   period                                 $7.075         $6.181         $6.307         $5.651         $4.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              6              6              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.186         $8.357         $7.491         $5.848         $9.879
  Accumulation Unit Value at end of
   period                                 $9.366         $8.186         $8.357         $7.491         $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              7              8              2

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.972         $9.766         $9.102         $8.195         $6.536
  Accumulation Unit Value at end of
   period                                $10.261        $10.972         $9.766         $9.102         $8.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             50             63             71             67
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.900         $9.716         $9.069         $8.177         $6.532
  Accumulation Unit Value at end of
   period                                $10.178        $10.900         $9.716         $9.069         $8.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              6              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.876         $9.700         $9.059         $8.172         $6.531
  Accumulation Unit Value at end of
   period                                $10.150        $10.876         $9.700         $9.059         $8.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.804         $9.650         $9.026         $8.154         $6.527
  Accumulation Unit Value at end of
   period                                $10.068        $10.804         $9.650         $9.026         $8.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                253            279            252            258            233
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.804         $9.650         $9.026         $8.154         $6.527
  Accumulation Unit Value at end of
   period                                $10.068        $10.804         $9.650         $9.026         $8.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                253            279            252            258            233
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.733         $9.601         $8.993         $8.298             --
  Accumulation Unit Value at end of
   period                                 $9.987        $10.733         $9.601         $8.993             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             13             14             15             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.733         $9.601         $8.993         $8.137         $6.523
  Accumulation Unit Value at end of
   period                                 $9.987        $10.733         $9.601         $8.993         $8.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             13             14             15             15
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.709         $9.584         $8.982         $8.131         $6.521
  Accumulation Unit Value at end of
   period                                 $9.960        $10.709         $9.584         $8.982         $8.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              8              8              6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.012         $7.178         $6.734         $6.222             --
  Accumulation Unit Value at end of
   period                                 $7.444         $8.012         $7.178         $6.734             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.638         $9.535         $8.950         $8.273             --
  Accumulation Unit Value at end of
   period                                 $9.879        $10.638         $9.535         $8.950             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              6              6             --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.186         $8.357         $7.491         $5.848         $9.879
  Accumulation Unit Value at end of
   period                                 $9.366         $8.186         $8.357         $7.491         $5.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              7              8              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.659         $5.779         $5.183         $4.048             --
  Accumulation Unit Value at end of
   period                                 $6.470         $5.659         $5.779         $5.183             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93            100            104            112             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.066         $6.201         $5.567         $4.352         $7.364
  Accumulation Unit Value at end of
   period                                 $6.929         $6.066         $6.201         $5.567         $4.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.577         $5.705         $5.124         $4.008             --
  Accumulation Unit Value at end of
   period                                 $6.368         $5.577         $5.705         $5.124             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             17             18             20             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.553         $5.683         $5.107         $3.996             --
  Accumulation Unit Value at end of
   period                                 $6.337         $5.553         $5.683         $5.107             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.933         $6.081         $5.473         $4.289             --
  Accumulation Unit Value at end of
   period                                 $6.761         $5.933         $6.081         $5.473             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.740         $1.764         $1.789         $1.810         $1.790
  Accumulation Unit Value at end of
   period                                 $1.716         $1.740         $1.764         $1.789         $1.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15            284            385            390            419
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.742         $1.769         $1.793         $1.775
  Accumulation Unit Value at end of
   period                                 $1.689         $1.716         $1.742         $1.769         $1.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             16             17             17             41
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.708         $1.735         $1.762         $1.787         $1.770
  Accumulation Unit Value at end of
   period                                 $1.681         $1.708         $1.735         $1.762         $1.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.684         $1.713         $1.743         $1.770         $1.756
  Accumulation Unit Value at end of
   period                                 $1.655         $1.684         $1.713         $1.743         $1.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             55            230            430            665

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.638         $9.535         $8.950         $8.114         $6.517
  Accumulation Unit Value at end of
   period                                 $9.879        $10.638         $9.535         $8.950         $8.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              6              6              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.942         $7.129         $6.701         $6.203             --
  Accumulation Unit Value at end of
   period                                 $7.364         $7.942         $7.129         $6.701             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.732         $1.682         $1.664         $1.677         $1.692
  Accumulation Unit Value at end of
   period                                 $1.790         $1.732         $1.682         $1.664         $1.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                511            542            419            126            198
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.720         $1.674         $1.658         $1.673         $1.691
  Accumulation Unit Value at end of
   period                                 $1.775         $1.720         $1.674         $1.658         $1.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66              4              4              4              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.716         $1.671         $1.656         $1.672         $1.690
  Accumulation Unit Value at end of
   period                                 $1.770         $1.716         $1.671         $1.656         $1.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.662         $1.650         $1.668         $1.689
  Accumulation Unit Value at end of
   period                                 $1.756         $1.705         $1.662         $1.650         $1.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                716            104            237            170             58

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.684         $1.713         $1.743         $1.770         $1.756
  Accumulation Unit Value at end of
   period                                 $1.655         $1.684         $1.713         $1.743         $1.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             55            230            430            665
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.660         $1.692         $1.723         $1.753         $1.742
  Accumulation Unit Value at end of
   period                                 $1.629         $1.660         $1.692         $1.723         $1.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8              4             62              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.660         $1.692         $1.723         $1.753         $1.742
  Accumulation Unit Value at end of
   period                                 $1.629         $1.660         $1.692         $1.723         $1.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8              4             62              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.652         $1.685         $1.717         $1.747         $1.737
  Accumulation Unit Value at end of
   period                                 $1.620         $1.652         $1.685         $1.717         $1.747
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             47             49             49
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.987         $1.007         $1.027         $1.047         $1.042
  Accumulation Unit Value at end of
   period                                 $0.967         $0.987         $1.007         $1.027         $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.629         $1.663         $1.698         $1.731         $1.723
  Accumulation Unit Value at end of
   period                                 $1.595         $1.629         $1.663         $1.698         $1.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159            164            451             91            183
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.629         $1.663         $1.698         $1.731         $1.723
  Accumulation Unit Value at end of
   period                                 $1.595         $1.629         $1.663         $1.698         $1.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159            164            451             91            183
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.002         $1.024         $1.046         $1.066             --
  Accumulation Unit Value at end of
   period                                 $0.981         $1.002         $1.024         $1.046             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,957          2,108          2,185          2,234             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.968         $0.990         $1.012         $1.033         $1.030
  Accumulation Unit Value at end of
   period                                 $0.947         $0.968         $0.990         $1.012         $1.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.988         $1.010         $1.034         $1.055             --
  Accumulation Unit Value at end of
   period                                 $0.965         $0.988         $1.010         $1.034             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             42             49             53             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.662         $1.650         $1.668         $1.689
  Accumulation Unit Value at end of
   period                                 $1.756         $1.705         $1.662         $1.650         $1.668
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                716            104            237            170             58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.694         $1.654         $1.644         $1.663             --
  Accumulation Unit Value at end of
   period                                 $1.742         $1.694         $1.654         $1.644             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.694         $1.654         $1.644         $1.665         $1.688
  Accumulation Unit Value at end of
   period                                 $1.742         $1.694         $1.654         $1.644         $1.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.690         $1.651         $1.642         $1.663         $1.688
  Accumulation Unit Value at end of
   period                                 $1.737         $1.690         $1.651         $1.642         $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.014         $0.992         $0.987         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.042         $1.014         $0.992         $0.987             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.679         $1.643         $1.636         $1.658             --
  Accumulation Unit Value at end of
   period                                 $1.723         $1.679         $1.643         $1.636             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.679         $1.643         $1.636         $1.660         $1.687
  Accumulation Unit Value at end of
   period                                 $1.723         $1.679         $1.643         $1.636         $1.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.005         $0.985         $0.983         $0.997             --
  Accumulation Unit Value at end of
   period                                 $1.030         $1.005         $0.985         $0.983             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.983         $1.007         $1.030         $1.053             --
  Accumulation Unit Value at end of
   period                                 $0.961         $0.983         $1.007         $1.030             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.947         $0.971         $0.995         $1.018             --
  Accumulation Unit Value at end of
   period                                 $0.924         $0.947         $0.971         $0.995             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.187        $22.637        $19.200        $14.736        $24.396
  Accumulation Unit Value at end of
   period                                $24.394        $21.187        $22.637        $19.200        $14.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             10             14             12             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.890        $22.353        $18.988        $14.594        $24.199
  Accumulation Unit Value at end of
   period                                $24.016        $20.890        $22.353        $18.988        $14.594
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.792        $22.259        $18.918        $14.548        $24.133
  Accumulation Unit Value at end of
   period                                $23.891        $20.792        $22.259        $18.918        $14.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.500        $21.979        $18.708        $14.408        $23.938
  Accumulation Unit Value at end of
   period                                $23.521        $20.500        $21.979        $18.708        $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             31             42             45             40
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.500        $21.979        $18.708        $14.408        $23.938
  Accumulation Unit Value at end of
   period                                $23.521        $20.500        $21.979        $18.708        $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             31             42             45             40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.212        $21.703        $18.501        $14.270        $23.744
  Accumulation Unit Value at end of
   period                                $23.156        $20.212        $21.703        $18.501        $14.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             15             18             18
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.212        $21.703        $18.501        $14.270        $23.744
  Accumulation Unit Value at end of
   period                                $23.156        $20.212        $21.703        $18.501        $14.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             11             15             18             18
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $20.117        $21.612        $18.433        $14.224        $23.680
  Accumulation Unit Value at end of
   period                                $23.035        $20.117        $21.612        $18.433        $14.224
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.397        $21.857        $20.149        $18.524        $14.184
  Accumulation Unit Value at end of
   period                                $24.396        $23.397        $21.857        $20.149        $18.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14             17             19             20
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.243        $21.745        $20.076        $18.484        $14.175
  Accumulation Unit Value at end of
   period                                $24.199        $23.243        $21.745        $20.076        $18.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.192        $21.708        $20.052        $18.471        $14.172
  Accumulation Unit Value at end of
   period                                $24.133        $23.192        $21.708        $20.052        $18.471
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.038        $21.597        $19.979        $18.432        $14.163
  Accumulation Unit Value at end of
   period                                $23.938        $23.038        $21.597        $19.979        $18.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            114            103            104            104
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $23.038        $21.597        $19.979        $18.432        $14.163
  Accumulation Unit Value at end of
   period                                $23.938        $23.038        $21.597        $19.979        $18.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            114            103            104            104
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.886        $21.486        $19.907        $18.847             --
  Accumulation Unit Value at end of
   period                                $23.744        $22.886        $21.486        $19.907             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              3              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.886        $21.486        $19.907        $18.393        $14.154
  Accumulation Unit Value at end of
   period                                $23.744        $22.886        $21.486        $19.907        $18.393
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              3              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.836        $21.450        $19.883        $18.380        $14.151
  Accumulation Unit Value at end of
   period                                $23.680        $22.836        $21.450        $19.883        $18.380
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              4

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.099         $5.483         $4.681         $3.616         $6.026
  Accumulation Unit Value at end of
   period                                 $5.833         $5.099         $5.483         $4.681         $3.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.835        $21.341        $18.229        $14.088        $23.488
  Accumulation Unit Value at end of
   period                                $22.678        $19.835        $21.341        $18.229        $14.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.835        $21.341        $18.229        $14.088        $23.488
  Accumulation Unit Value at end of
   period                                $22.678        $19.835        $21.341        $18.229        $14.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.913         $4.213         $3.600         $2.784             --
  Accumulation Unit Value at end of
   period                                 $4.472         $3.913         $4.213         $3.600             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             41             47             34             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.004         $5.392         $4.612         $3.570         $5.961
  Accumulation Unit Value at end of
   period                                 $5.712         $5.004         $5.392         $4.612         $3.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.857         $4.158         $3.559         $2.756             --
  Accumulation Unit Value at end of
   period                                 $4.401         $3.857         $4.158         $3.559             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              5              5             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.840         $4.142         $3.547         $2.748             --
  Accumulation Unit Value at end of
   period                                 $4.380         $3.840         $4.142         $3.547             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.894         $5.287         $4.534         $3.518             --
  Accumulation Unit Value at end of
   period                                 $5.573         $4.894         $5.287         $4.534             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.245        $17.363        $14.193        $10.355        $18.367
  Accumulation Unit Value at end of
   period                                $18.623        $16.245        $17.363        $14.193        $10.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              6              6              6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.035        $17.164        $14.051        $10.267        $18.239
  Accumulation Unit Value at end of
   period                                $18.355        $16.035        $17.164        $14.051        $10.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.817         $5.469         $5.075         $4.811             --
  Accumulation Unit Value at end of
   period                                 $6.026         $5.817         $5.469         $5.075             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $22.685        $21.340        $19.811        $18.790             --
  Accumulation Unit Value at end of
   period                                $23.488        $22.685        $21.340        $19.811             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              3              3             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.685        $21.340        $19.811        $18.341        $14.142
  Accumulation Unit Value at end of
   period                                $23.488        $22.685        $21.340        $19.811        $18.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              3              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.766         $5.432         $5.050         $4.797             --
  Accumulation Unit Value at end of
   period                                 $5.961         $5.766         $5.432         $5.050             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.316        $16.143        $14.559        $12.789        $10.000
  Accumulation Unit Value at end of
   period                                $18.367        $18.316        $16.143        $14.559        $12.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              7              2              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.216        $16.078        $14.523        $12.776        $10.000
  Accumulation Unit Value at end of
   period                                $18.239        $18.216        $16.078        $14.523        $12.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.965        $17.099        $14.005        $10.238        $18.196
  Accumulation Unit Value at end of
   period                                $18.266        $15.965        $17.099        $14.005        $10.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.759        $16.903        $13.865        $10.151        $18.069
  Accumulation Unit Value at end of
   period                                $18.003        $15.759        $16.903        $13.865        $10.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7             10             13             14
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.759        $16.903        $13.865        $10.151        $18.069
  Accumulation Unit Value at end of
   period                                $18.003        $15.759        $16.903        $13.865        $10.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7             10             13             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.555        $16.710        $13.727        $10.065        $17.943
  Accumulation Unit Value at end of
   period                                $17.744        $15.555        $16.710        $13.727        $10.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10             15             22             29
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.555        $16.710        $13.727        $10.065        $17.943
  Accumulation Unit Value at end of
   period                                $17.744        $15.555        $16.710        $13.727        $10.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10             15             22             29
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.488        $16.646        $13.681        $10.037        $17.902
  Accumulation Unit Value at end of
   period                                $17.658        $15.488        $16.646        $13.681        $10.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.354        $16.519        $13.591         $9.980        $17.818
  Accumulation Unit Value at end of
   period                                $17.489        $15.354        $16.519        $13.591         $9.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.288        $16.455        $13.545         $9.952        $17.777
  Accumulation Unit Value at end of
   period                                $17.404        $15.288        $16.455        $13.545         $9.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.288        $16.455        $13.545         $9.952        $17.777
  Accumulation Unit Value at end of
   period                                $17.404        $15.288        $16.455        $13.545         $9.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.222        $16.392        $13.500         $9.923             --
  Accumulation Unit Value at end of
   period                                $17.320        $15.222        $16.392        $13.500             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              4             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.183        $16.057        $14.511        $12.772        $10.000
  Accumulation Unit Value at end of
   period                                $18.196        $18.183        $16.057        $14.511        $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.083        $15.993        $14.474        $12.759        $10.000
  Accumulation Unit Value at end of
   period                                $18.069        $18.083        $15.993        $14.474        $12.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             38             25             23             24
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.083        $15.993        $14.474        $12.759        $10.000
  Accumulation Unit Value at end of
   period                                $18.069        $18.083        $15.993        $14.474        $12.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             38             25             23             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.984        $15.929        $14.438        $12.936             --
  Accumulation Unit Value at end of
   period                                $17.943        $17.984        $15.929        $14.438             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.984        $15.929        $14.438        $12.746        $10.000
  Accumulation Unit Value at end of
   period                                $17.943        $17.984        $15.929        $14.438        $12.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.951        $15.908        $14.426        $12.742        $10.000
  Accumulation Unit Value at end of
   period                                $17.902        $17.951        $15.908        $14.426        $12.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.885        $15.865        $14.402        $12.921             --
  Accumulation Unit Value at end of
   period                                $17.818        $17.885        $15.865        $14.402             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              5             12             14             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.852        $15.844        $14.390        $12.916             --
  Accumulation Unit Value at end of
   period                                $17.777        $17.852        $15.844        $14.390             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.852        $15.844        $14.390        $12.729        $10.000
  Accumulation Unit Value at end of
   period                                $17.777        $17.852        $15.844        $14.390        $12.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.090        $16.267        $13.410         $9.867        $17.653
  Accumulation Unit Value at end of
   period                                $17.153        $15.090        $16.267        $13.410         $9.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.025        $16.205        $13.366         $9.839             --
  Accumulation Unit Value at end of
   period                                $17.071        $15.025        $16.205        $13.366             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.960        $16.143        $13.321         $9.812             --
  Accumulation Unit Value at end of
   period                                $16.988        $14.960        $16.143        $13.321             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.777        $15.969        $13.197         $9.735             --
  Accumulation Unit Value at end of
   period                                $16.755        $14.777        $15.969        $13.197             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.175        $12.566        $10.950         $8.338        $13.759
  Accumulation Unit Value at end of
   period                                $14.157        $12.175        $12.566        $10.950         $8.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              4              6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.004        $12.409        $10.829         $8.258        $13.647
  Accumulation Unit Value at end of
   period                                $13.938        $12.004        $12.409        $10.829         $8.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              4              5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.948        $12.357        $10.789         $8.231        $13.610
  Accumulation Unit Value at end of
   period                                $13.865        $11.948        $12.357        $10.789         $8.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.780        $12.202        $10.669         $8.152        $13.500
  Accumulation Unit Value at end of
   period                                $13.650        $11.780        $12.202        $10.669         $8.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7              8              9             11
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.780        $12.202        $10.669         $8.152        $13.500
  Accumulation Unit Value at end of
   period                                $13.650        $11.780        $12.202        $10.669         $8.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7              8              9             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.615        $12.048        $10.551         $8.074        $13.391
  Accumulation Unit Value at end of
   period                                $13.438        $11.615        $12.048        $10.551         $8.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.754        $15.781        $14.354        $12.902             --
  Accumulation Unit Value at end of
   period                                $17.653        $17.754        $15.781        $14.354             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.875        $12.641        $12.207        $11.509         $9.313
  Accumulation Unit Value at end of
   period                                $13.759        $13.875        $12.641        $12.207        $11.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11             12             13             11
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.783        $12.576        $12.163        $11.485         $9.307
  Accumulation Unit Value at end of
   period                                $13.647        $13.783        $12.576        $12.163        $11.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              2              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.753        $12.555        $12.148        $11.476         $9.305
  Accumulation Unit Value at end of
   period                                $13.610        $13.753        $12.555        $12.148        $11.476
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.662        $12.490        $12.104        $11.452         $9.299
  Accumulation Unit Value at end of
   period                                $13.500        $13.662        $12.490        $12.104        $11.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             21             35             51             63
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.662        $12.490        $12.104        $11.452         $9.299
  Accumulation Unit Value at end of
   period                                $13.500        $13.662        $12.490        $12.104        $11.452
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             21             35             51             63
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.572        $12.427        $12.060        $11.529             --
  Accumulation Unit Value at end of
   period                                $13.391        $13.572        $12.427        $12.060             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              3             --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.615        $12.048        $10.551         $8.074        $13.391
  Accumulation Unit Value at end of
   period                                $13.438        $11.615        $12.048        $10.551         $8.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.560        $11.998        $10.512         $8.048        $13.355
  Accumulation Unit Value at end of
   period                                $13.369        $11.560        $11.998        $10.512         $8.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              3              5              5
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.461         $7.751         $6.798         $5.210         $8.653
  Accumulation Unit Value at end of
   period                                 $8.619         $7.461         $7.751         $6.798         $5.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.398        $11.847        $10.396         $7.971        $13.247
  Accumulation Unit Value at end of
   period                                $13.161        $11.398        $11.847        $10.396         $7.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.398        $11.847        $10.396         $7.971        $13.247
  Accumulation Unit Value at end of
   period                                $13.161        $11.398        $11.847        $10.396         $7.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.311         $7.603         $6.675         $5.120             --
  Accumulation Unit Value at end of
   period                                 $8.438         $7.311         $7.603         $6.675             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             21             22             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.322         $7.622         $6.698         $5.143         $8.560
  Accumulation Unit Value at end of
   period                                 $8.442         $7.322         $7.622         $6.698         $5.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.206         $7.504         $6.598         $5.069             --
  Accumulation Unit Value at end of
   period                                 $8.304         $7.206         $7.504         $6.598             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.174         $7.476         $6.576         $5.055             --
  Accumulation Unit Value at end of
   period                                 $8.263         $7.174         $7.476         $6.576             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.161         $7.473         $6.584         $5.069             --
  Accumulation Unit Value at end of
   period                                 $8.236         $7.161         $7.473         $6.584             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.572        $12.427        $12.060        $11.428         $9.293
  Accumulation Unit Value at end of
   period                                $13.391        $13.572        $12.427        $12.060        $11.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.542        $12.405        $12.046        $11.420         $9.291
  Accumulation Unit Value at end of
   period                                $13.355        $13.542        $12.405        $12.046        $11.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              4              4              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.784         $8.054         $7.829         $7.494             --
  Accumulation Unit Value at end of
   period                                 $8.653         $8.784         $8.054         $7.829             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.453        $12.342        $12.002        $11.494             --
  Accumulation Unit Value at end of
   period                                $13.247        $13.453        $12.342        $12.002             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.453        $12.342        $12.002        $11.395         $9.285
  Accumulation Unit Value at end of
   period                                $13.247        $13.453        $12.342        $12.002        $11.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.706         $8.000         $7.791         $7.471             --
  Accumulation Unit Value at end of
   period                                 $8.560         $8.706         $8.000         $7.791             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.592        $21.919        $17.643        $13.603        $22.749
  Accumulation Unit Value at end of
   period                                $23.857        $20.592        $21.919        $17.643        $13.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             17             14             16             16
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.303        $21.643        $17.448        $13.472        $22.565
  Accumulation Unit Value at end of
   period                                $23.487        $20.303        $21.643        $17.448        $13.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.208        $21.552        $17.383        $13.429        $22.504
  Accumulation Unit Value at end of
   period                                $23.365        $20.208        $21.552        $17.383        $13.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.924        $21.282        $17.191        $13.300        $22.322
  Accumulation Unit Value at end of
   period                                $23.002        $19.924        $21.282        $17.191        $13.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             24             30             31
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.924        $21.282        $17.191        $13.300        $22.322
  Accumulation Unit Value at end of
   period                                $23.002        $19.924        $21.282        $17.191        $13.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             19             24             30             31
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.644        $21.015        $17.000        $13.173        $22.141
  Accumulation Unit Value at end of
   period                                $22.646        $19.644        $21.015        $17.000        $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             12             17             26
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.644        $21.015        $17.000        $13.173        $22.141
  Accumulation Unit Value at end of
   period                                $22.646        $19.644        $21.015        $17.000        $13.173
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             12             17             26
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.552        $20.927        $16.937        $13.131        $22.081
  Accumulation Unit Value at end of
   period                                $22.528        $19.552        $20.927        $16.937        $13.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.330        $18.566        $15.042        $11.673        $19.650
  Accumulation Unit Value at end of
   period                                $19.947        $17.330        $18.566        $15.042        $11.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.278        $20.664        $16.750        $13.005        $21.902
  Accumulation Unit Value at end of
   period                                $22.178        $19.278        $20.664        $16.750        $13.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.432        $22.852        $21.652        $17.397        $11.789
  Accumulation Unit Value at end of
   period                                $22.749        $26.432        $22.852        $21.652        $17.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             18             18             15
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.257        $22.735        $21.574        $17.360        $11.781
  Accumulation Unit Value at end of
   period                                $22.565        $26.257        $22.735        $21.574        $17.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              2              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.199        $22.697        $21.547        $17.347        $11.779
  Accumulation Unit Value at end of
   period                                $22.504        $26.199        $22.697        $21.547        $17.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.026        $22.581        $21.469        $17.310        $11.771
  Accumulation Unit Value at end of
   period                                $22.322        $26.026        $22.581        $21.469        $17.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             46             36             58             53
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $26.026        $22.581        $21.469        $17.310        $11.771
  Accumulation Unit Value at end of
   period                                $22.322        $26.026        $22.581        $21.469        $17.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             46             36             58             53
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.854        $22.465        $21.392        $17.970             --
  Accumulation Unit Value at end of
   period                                $22.141        $25.854        $22.465        $21.392             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              5              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.854        $22.465        $21.392        $17.274        $11.764
  Accumulation Unit Value at end of
   period                                $22.141        $25.854        $22.465        $21.392        $17.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              5              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.797        $22.427        $21.366        $17.261        $11.762
  Accumulation Unit Value at end of
   period                                $22.081        $25.797        $22.427        $21.366        $17.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.980        $19.997        $19.070        $16.042             --
  Accumulation Unit Value at end of
   period                                $19.650        $22.980        $19.997        $19.070             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.627        $22.312        $21.289        $17.916             --
  Accumulation Unit Value at end of
   period                                $21.902        $25.627        $22.312        $21.289             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.278        $20.664        $16.750        $13.005        $21.902
  Accumulation Unit Value at end of
   period                                $22.178        $19.278        $20.664        $16.750        $13.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.901        $19.198        $15.569        $12.094             --
  Accumulation Unit Value at end of
   period                                $20.584        $17.901        $19.198        $15.569             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              8              9             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.006        $18.256        $14.821        $11.524        $19.438
  Accumulation Unit Value at end of
   period                                $19.536        $17.006        $18.256        $14.821        $11.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.643        $18.950        $15.391        $11.974             --
  Accumulation Unit Value at end of
   period                                $20.258        $17.643        $18.950        $15.391             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.567        $18.877        $15.340        $11.940             --
  Accumulation Unit Value at end of
   period                                $20.160        $17.567        $18.877        $15.340             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.634        $17.901        $14.569        $11.357             --
  Accumulation Unit Value at end of
   period                                $19.060        $16.634        $17.901        $14.569             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.798        $67.646        $56.788        $35.137        $56.589
  Accumulation Unit Value at end of
   period                                $61.725        $54.798        $67.646        $56.788        $35.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              7             10             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.029        $66.797        $56.159        $34.800        $56.131
  Accumulation Unit Value at end of
   period                                $60.768        $54.029        $66.797        $56.159        $34.800
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $53.775        $66.516        $55.951        $34.689        $55.979
  Accumulation Unit Value at end of
   period                                $60.452        $53.775        $66.516        $55.951        $34.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.021        $65.681        $55.332        $34.356        $55.526
  Accumulation Unit Value at end of
   period                                $59.514        $53.021        $65.681        $55.332        $34.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             14             24             28

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.627        $22.312        $21.289        $17.225        $11.754
  Accumulation Unit Value at end of
   period                                $21.902        $25.627        $22.312        $21.289        $17.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.778        $19.861        $18.978        $15.994             --
  Accumulation Unit Value at end of
   period                                $19.438        $22.778        $19.861        $18.978             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $54.385        $52.308        $50.189        $48.458        $39.341
  Accumulation Unit Value at end of
   period                                $56.589        $54.385        $52.308        $50.189        $48.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             16             18             20
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $54.026        $52.041        $50.007        $48.354        $39.316
  Accumulation Unit Value at end of
   period                                $56.131        $54.026        $52.041        $50.007        $48.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $53.906        $51.952        $49.946        $48.320        $39.308
  Accumulation Unit Value at end of
   period                                $55.979        $53.906        $51.952        $49.946        $48.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.550        $51.686        $49.766        $48.217        $39.283
  Accumulation Unit Value at end of
   period                                $55.526        $53.550        $51.686        $49.766        $48.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             66             67             72             73

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $53.021        $65.681        $55.332        $34.356        $55.526
  Accumulation Unit Value at end of
   period                                $59.514        $53.021        $65.681        $55.332        $34.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             10             14             24             28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.277        $64.857        $54.719        $34.027        $55.077
  Accumulation Unit Value at end of
   period                                $58.591        $52.277        $64.857        $54.719        $34.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              5              7
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.277        $64.857        $54.719        $34.027        $55.077
  Accumulation Unit Value at end of
   period                                $58.591        $52.277        $64.857        $54.719        $34.027
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              4              5              7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $52.031        $64.584        $54.517        $33.918        $54.928
  Accumulation Unit Value at end of
   period                                $58.287        $52.031        $64.584        $54.517        $33.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.533         $8.117         $6.858         $4.271         $6.924
  Accumulation Unit Value at end of
   period                                 $7.311         $6.533         $8.117         $6.858         $4.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $51.301        $63.774        $53.913        $33.592        $54.483
  Accumulation Unit Value at end of
   period                                $57.383        $51.301        $63.774        $53.913        $33.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $51.301        $63.774        $53.913        $33.592        $54.483
  Accumulation Unit Value at end of
   period                                $57.383        $51.301        $63.774        $53.913        $33.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.200         $6.468         $5.471         $3.410             --
  Accumulation Unit Value at end of
   period                                 $5.814         $5.200         $6.468         $5.471             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 87             95             95            110             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.411         $7.981         $6.757         $4.217         $6.849
  Accumulation Unit Value at end of
   period                                 $7.160         $6.411         $7.981         $6.757         $4.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.125         $6.384         $5.408         $3.376             --
  Accumulation Unit Value at end of
   period                                 $5.722         $5.125         $6.384         $5.408             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             13             11             13             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $53.550        $51.686        $49.766        $48.217        $39.283
  Accumulation Unit Value at end of
   period                                $55.526        $53.550        $51.686        $49.766        $48.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             66             67             72             73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.196        $51.422        $49.585        $49.095             --
  Accumulation Unit Value at end of
   period                                $55.077        $53.196        $51.422        $49.585             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              7              7             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $53.196        $51.422        $49.585        $48.115        $39.258
  Accumulation Unit Value at end of
   period                                $55.077        $53.196        $51.422        $49.585        $48.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              7              7              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $53.079        $51.334        $49.525        $48.081        $39.250
  Accumulation Unit Value at end of
   period                                $54.928        $53.079        $51.334        $49.525        $48.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.698         $6.484         $6.262         $6.208             --
  Accumulation Unit Value at end of
   period                                 $6.924         $6.698         $6.484         $6.262             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $52.728        $51.072        $49.346        $48.948             --
  Accumulation Unit Value at end of
   period                                $54.483        $52.728        $51.072        $49.346             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $52.728        $51.072        $49.346        $47.979        $39.225
  Accumulation Unit Value at end of
   period                                $54.483        $52.728        $51.072        $49.346        $47.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              4              4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.639         $6.440         $6.232         $6.190             --
  Accumulation Unit Value at end of
   period                                 $6.849         $6.639         $6.440         $6.232             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

42                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.103         $6.360         $5.390         $3.367             --
  Accumulation Unit Value at end of
   period                                 $5.694         $5.103         $6.360         $5.390             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.270         $7.826         $6.643         $4.155             --
  Accumulation Unit Value at end of
   period                                 $6.986         $6.270         $7.826         $6.643             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                     PART A

PUTNAM HARTFORD ASSET MANAGER


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)
PO BOX 14293
LEXINGTON, KY 40512-4293

TELEPHONE:  1-800-521-0538

                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series I and Series IR of Putnam Hartford Asset Manager variable annuity. These Contracts are closed to new investors. Please read it carefully.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio company: Putnam Investments, LLC.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2013



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2013

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   11
PERFORMANCE RELATED INFORMATION                                               14
FIXED ACCUMULATION FEATURE                                                    15
THE CONTRACT                                                                  15
  Purchases and Contract Value                                                15
  Charges and Fees                                                            19
  The Hartford's Principal First                                              22
  Death Benefit                                                               24
  Surrenders                                                                  28
ANNUITY PAYOUTS                                                               30
OTHER PROGRAMS AVAILABLE                                                      33
OTHER INFORMATION                                                             35
  Legal Proceedings                                                           38
  More Information                                                            38
FEDERAL TAX CONSIDERATIONS                                                    38
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      45
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

4

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CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

-------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                            7%
  Second Year                                                                                               6%
  Third Year                                                                                                6%
  Fourth Year                                                                                               5%
  Fifth Year                                                                                                4%
  Sixth Year                                                                                                3%
  Seventh Year                                                                                              2%
  Eighth Year                                                                                               0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)
  The Hartford's Principal First Charge                                                                   0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.50%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.71%              1.54%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,084
3 years                                                                   $1,894
5 years                                                                   $2,617
10 years                                                                  $4,545



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $337
3 years                                                                   $1,231
5 years                                                                   $2,134
10 years                                                                  $4,434



(3)  If you do not Surrender your Contract:



1 year                                                                      $444
3 years                                                                   $1,338
5 years                                                                   $2,243
10 years                                                                  $4,545


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-521-0538.

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AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?


This Contract is closed to new investors. You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.


- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

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Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

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THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
TRUST
 ClearBridge Variable All Cap Value --   Seeks long-term capital growth with current  Legg Mason Partners Fund Advisor, LLC
  Class 1 (1)                            income as a secondary consideration          Sub-advised by ClearBridge Investments, LLC
 ClearBridge Variable Equity Income      Seeks a high level of current income with    Legg Mason Partners Fund Advisor, LLC
  Builder Portfolio -- Class 1 (2)       long-term capital appreciation as a          Sub-advised by ClearBridge Investments, LLC
                                         secondary objective
 ClearBridge Variable Large Cap Value    Seeks long-term growth of capital with       Legg Mason Partners Fund Advisor, LLC
  Portolio -- Class I (3)                current income as a secondary objective      Sub-advised by ClearBridge Investments, LLC
LEGG MASON PARTNERS VARIABLE INCOME
TRUST
 Western Asset Variable Global High      Seeks to maximize total return, consistent   Legg Mason Partners Fund Advisor, LLC
  Yield Bond Portfolio -- Class I (4)    with the preservation of capital             Sub-advised by Western Asset Management
                                                                                      Company, Western Asset Management Company
                                                                                      Limited & Western Asset Management Pte.
                                                                                      Ltd.
PUTNAM VARIABLE TRUST
 Putnam VT American Government Income    High current income with preservation of     Putnam Investment Management, LLC
  Fund -- Class IB                       capital as its secondary objective
 Putnam VT Capital Opportunities Fund    Long term growth of capital                  Putnam Investment Management, LLC
  -- Class IB
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Management believes is consistent with
                                         preservation of capital
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT George Putnam Balanced Fund   A balanced investment composed of a well     Putnam Investment Management, LLC
  -- Class IB                            diversified portfolio of stocks and bonds
                                         which produce both capital growth and
                                         current income
 Putnam VT Global Asset Allocation Fund  Long-term return consistent with             Putnam Investment Management, LLC
  -- Class IB                            preservation of capital                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Equity Fund -- Class   Capital appreciation                         Putnam Investment Management, LLC
  IB                                                                                  Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Health Care Fund --    Capital appreciation                         Putnam Investment Management, LLC
  Class IB+                                                                           Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Global Utilities Fund --      Capital growth and current income            Putnam Investment Management, LLC
  Class IB                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IB
 Putnam VT Growth Opportunities Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IB
 Putnam VT High Yield Fund -- Class IB   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income

12

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Income Fund -- Class IB       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IB                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Growth Fund --  Long-term capital appreciation               Putnam Investment Management, LLC
  Class IB                                                                            Sub-advised by Putnam Advisory Company, LLC
 Putnam VT International Value Fund --   Capital growth. Current income is a          Putnam Investment Management, LLC
  Class IB                               secondary objective                          Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Investors Fund -- Class IB    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Money Market Fund -- Class    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IB*                                    Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IB
 Putnam VT Multi-Cap Value Fund --       Capital appreciation and, as a secondary     Putnam Investment Management, LLC
  Class IB                               objective, current income
 Putnam VT Research Fund -- Class IB     Capital appreciation                         Putnam Investment Management, LLC
                                                                                      Sub-advised by Putnam Advisory Company, LLC
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IB
 Putnam VT Voyager Fund -- Class IB      Capital appreciation                         Putnam Investment Management, LLC
 Fixed Accumulation Feature**            Preservation of capital                      General Account



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to Plus and Outlook products.



NOTES



(1) Formerly Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I



(2) Formerly Legg Mason ClearBridge Variable Equity Income builder Portfolio -- Class 1



(3)  Formerly Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class
     I



(4) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio -- Class I


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and

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policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risk are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2012, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):


AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management

14

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Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2012, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2012, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $106.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

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FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle

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used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VI of the Contract was sold before May 1, 2002. Series VIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This rec-ommendation will be independently reviewed by a principal within your Financial Intermediary before an application or or-der will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identi-fies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic invest-ment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special condi-tions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, sim-ply return it within ten days after you receive it with a written

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request for cancellation that indicates your tax-withholding in-structions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your re-quest to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Con-tract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Con-tract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Pre-mium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

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WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

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POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfer. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the

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end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Respresentative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a

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  general hospital by the Joint Commission on the Accreditation of Hospitals; or
  (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

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ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge. You will be subject to fee increases if you elect to step-up the Benefit Amount.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is closed to new investors and post-issue election. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchage will not be considered to be a revocation or termination of the benefit.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a

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guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RECALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

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- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the Joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

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-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,
    You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Plus Premium Payments made since that date ($0), Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S

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SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.


Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow

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Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial).


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our

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affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 5 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.


Effective October 4, 2013 we will no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.


1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will

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happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

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Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.

If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models. with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

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-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA PLUS -- Effective October 4, 2013, the DCA Plus program will no longer be available and we will no longer accept initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 will be allowed to complete their current program, but will not be allowed to elect a new program.


These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

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EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

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A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2012. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2012, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC, CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2012, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc.

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Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2012, Additional Payments did not in the aggregate exceed approximately $29 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

The Hartford Wealth Management -- Individual Annuities
PO Box 14293
Lexington, KY 40512-4293

Telephone:  1-800-521-0538

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

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Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

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For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.


    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.


       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same

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calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

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ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example -- if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each

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treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

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Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

APP I-2

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may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

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under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or


    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified

APP I-6

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Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts

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separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.

                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE EQUITY
 INCOME BUILDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.165         $8.614         $7.781         $6.420        $10.019
  Accumulation Unit Value at end of
   period                                $10.321         $9.165         $8.614         $7.781         $6.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              3              3              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.301        $13.590        $12.412        $10.354             --
  Accumulation Unit Value at end of
   period                                $15.929        $14.301        $13.590        $12.412             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
LEGG MASON CLEARBRIDGE VARIABLE
 FUNDAMENTAL ALL CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.372         $9.051         $7.871         $6.171         $9.866
  Accumulation Unit Value at end of
   period                                 $9.492         $8.372         $9.051         $7.871         $6.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             30             36             50             57
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.395        $14.641        $12.874        $10.204             --
  Accumulation Unit Value at end of
   period                                $15.021        $13.395        $14.641        $12.874             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
LEGG MASON CLEARBRIDGE VARIABLE LARGE
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.293         $1.249         $1.157         $0.943         $1.485
  Accumulation Unit Value at end of
   period                                 $1.486         $1.293         $1.249         $1.157         $0.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44            100            150            199            245
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.174        $12.340        $10.162             --
  Accumulation Unit Value at end of
   period                                $15.323        $13.485        $13.174        $12.340             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE EQUITY
 INCOME BUILDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.019             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
LEGG MASON CLEARBRIDGE VARIABLE
 FUNDAMENTAL ALL CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.313             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.866             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
LEGG MASON CLEARBRIDGE VARIABLE LARGE
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.449         $1.243         $1.183         $1.087         $0.833
  Accumulation Unit Value at end of
   period                                 $1.485         $1.449         $1.243         $1.183         $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                281            357            445            464            512
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.443        $16.564        $15.973        $13.387        $13.535
  Accumulation Unit Value at end of
   period                                $17.520        $17.443        $16.564        $15.973        $13.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             12             13             11
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.830        $14.238        $13.882        $11.763             --
  Accumulation Unit Value at end of
   period                                $14.732        $14.830        $14.238        $13.882             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.963        $19.401        $15.188        $10.577        $16.549
  Accumulation Unit Value at end of
   period                                $20.258        $17.963        $19.401        $15.188        $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.339        $17.843        $14.123         $9.944             --
  Accumulation Unit Value at end of
   period                                $18.226        $16.339        $17.843        $14.123             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.122        $16.884        $15.197         $9.919        $14.540
  Accumulation Unit Value at end of
   period                                $17.730        $16.122        $16.884        $15.197         $9.919
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9             13             13
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.737        $15.604        $14.200         $9.371             --
  Accumulation Unit Value at end of
   period                                $16.029        $14.737        $15.604        $14.200             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.682        $15.604        $14.052        $11.181        $16.467
  Accumulation Unit Value at end of
   period                                $18.450        $15.682        $15.604        $14.052        $11.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             22             25             28              8
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.266        $14.351        $13.067        $10.512             --
  Accumulation Unit Value at end of
   period                                $16.599        $14.266        $14.351        $13.067             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             29             29             33             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.667        $12.445        $12.451        $12.300        $12.282
  Accumulation Unit Value at end of
   period                                $13.535        $12.667        $12.445        $12.451        $12.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             17             16             31             54
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.554        $16.331        $15.034        $12.907        $10.000
  Accumulation Unit Value at end of
   period                                $16.549        $18.554        $16.331        $15.034        $12.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.160        $13.509        $13.295        $12.346        $10.429
  Accumulation Unit Value at end of
   period                                $14.540        $14.160        $13.509        $13.295        $12.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             36             40             50             54
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.183        $13.809        $13.273        $12.038        $10.000
  Accumulation Unit Value at end of
   period                                $16.467        $16.183        $13.809        $13.273        $12.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              6              4             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.368        $11.218        $10.265         $8.286        $14.175
  Accumulation Unit Value at end of
   period                                $12.615        $11.368        $11.218        $10.265         $8.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              6             11             13             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.407         $9.386         $8.683         $7.087             --
  Accumulation Unit Value at end of
   period                                $10.325         $9.407         $9.386         $8.683             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.302        $11.510        $10.177         $7.633        $11.609
  Accumulation Unit Value at end of
   period                                $12.727        $11.302        $11.510        $10.177         $7.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7             11             11             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.427        $10.736         $9.597         $7.278             --
  Accumulation Unit Value at end of
   period                                $11.613        $10.427        $10.736         $9.597             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.164         $5.510         $5.087         $3.969         $7.365
  Accumulation Unit Value at end of
   period                                 $6.120         $5.164         $5.510         $5.087         $3.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             30             37             44             49
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.870         $6.332         $5.911         $4.663             --
  Accumulation Unit Value at end of
   period                                 $6.880         $5.870         $6.332         $5.911             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.357        $10.628        $10.518         $8.465        $10.352
  Accumulation Unit Value at end of
   period                                $12.487        $10.357        $10.628        $10.518         $8.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             14             15             19
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.807         $8.101         $8.106         $6.596             --
  Accumulation Unit Value at end of
   period                                 $9.310         $7.807         $8.101         $8.106             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.239        $12.902        $12.581        $11.790        $10.216
  Accumulation Unit Value at end of
   period                                $14.175        $14.239        $12.902        $12.581        $11.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             42             54             52             56
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.437        $10.277         $9.742         $9.055         $7.533
  Accumulation Unit Value at end of
   period                                $11.609        $11.437        $10.277         $9.742         $9.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             26             34             37             52
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.851         $5.638         $5.256         $4.689         $3.679
  Accumulation Unit Value at end of
   period                                 $7.365         $6.851         $5.638         $5.256         $4.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             83             87            116            125
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.562        $10.420         $9.335         $8.837         $7.569
  Accumulation Unit Value at end of
   period                                $10.352        $10.562        $10.420         $9.335         $8.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             36             47             52             55
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.795        $11.573        $11.525        $10.886        $15.883
  Accumulation Unit Value at end of
   period                                $11.181        $10.795        $11.573        $11.525        $10.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              4              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.485         $9.197         $9.260         $8.844             --
  Accumulation Unit Value at end of
   period                                 $8.692         $8.485         $9.197         $9.260             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.700        $11.380        $10.089         $7.882        $13.039
  Accumulation Unit Value at end of
   period                                $12.571        $10.700        $11.380        $10.089         $7.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             26             34             45             50
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.717         $9.373         $8.402         $6.636             --
  Accumulation Unit Value at end of
   period                                $10.129         $8.717         $9.373         $8.402             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             14             17             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.376         $4.628         $4.001         $2.880         $4.687
  Accumulation Unit Value at end of
   period                                 $5.073         $4.376         $4.628         $4.001         $2.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             25             33             37
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.299         $4.597         $4.018         $2.925             --
  Accumulation Unit Value at end of
   period                                 $4.929         $4.299         $4.597         $4.018             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.653        $16.597        $14.759         $9.966        $13.669
  Accumulation Unit Value at end of
   period                                $19.051        $16.653        $16.597        $14.759         $9.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              5              6              7
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.839        $15.960        $14.349         $9.796             --
  Accumulation Unit Value at end of
   period                                $17.921        $15.839        $15.960        $14.349             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.428        $10.720        $10.012         $8.350         $6.784
  Accumulation Unit Value at end of
   period                                $15.883        $13.428        $10.720        $10.012         $8.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8             12             17             18
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.072        $12.312        $11.865        $10.829         $8.621
  Accumulation Unit Value at end of
   period                                $13.039        $14.072        $12.312        $11.865        $10.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            150            177            213            251
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.510         $4.213         $4.104         $4.090         $3.371
  Accumulation Unit Value at end of
   period                                 $4.687         $4.510         $4.213         $4.104         $4.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             74            112            139            155
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.485        $12.373        $12.171        $11.165         $8.948
  Accumulation Unit Value at end of
   period                                $13.669        $13.485        $12.373        $12.171        $11.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             18             21             19             19
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.570        $16.003        $14.771        $10.214        $13.615
  Accumulation Unit Value at end of
   period                                $18.095        $16.570        $16.003        $14.771        $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7             10             16             15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.373        $14.035        $13.097         $9.157             --
  Accumulation Unit Value at end of
   period                                $15.524        $14.373        $14.035        $13.097             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.311         $8.925         $8.226         $6.694        $12.111
  Accumulation Unit Value at end of
   period                                 $8.789         $7.311         $8.925         $8.226         $6.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             35             48             61             70
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.645         $9.437         $8.794         $7.235             --
  Accumulation Unit Value at end of
   period                                 $9.091         $7.645         $9.437         $8.794             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              5              5             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.659         $6.991         $6.318         $4.631         $8.164
  Accumulation Unit Value at end of
   period                                 $6.753         $5.659         $6.991         $6.318         $4.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             23             23             30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.879         $9.841         $8.992         $6.663             --
  Accumulation Unit Value at end of
   period                                 $9.299         $7.879         $9.841         $8.992             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.084        $11.860        $11.228         $9.023        $16.952
  Accumulation Unit Value at end of
   period                                $12.102        $10.084        $11.860        $11.228         $9.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8             13             15             15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.233        $10.980        $10.509         $8.539             --
  Accumulation Unit Value at end of
   period                                $10.959         $9.233        $10.980        $10.509             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.122        $12.731        $12.613        $12.248        $11.894
  Accumulation Unit Value at end of
   period                                $13.615        $13.122        $12.731        $12.613        $12.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             49             54             58             65
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.334         $8.999         $8.134         $7.099         $5.601
  Accumulation Unit Value at end of
   period                                $12.111        $11.334         $8.999         $8.134         $7.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            124            145            156            173
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.313         $5.880         $5.038         $4.507         $3.431
  Accumulation Unit Value at end of
   period                                 $8.164         $7.313         $5.880         $5.038         $4.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             44             32             41             42
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.065        $12.805        $11.381         $9.540         $7.018
  Accumulation Unit Value at end of
   period                                $16.952        $16.065        $12.805        $11.381         $9.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             23             18             10             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.311         $6.397         $5.694         $4.414         $7.405
  Accumulation Unit Value at end of
   period                                 $7.270         $6.311         $6.397         $5.694         $4.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             61             71             82             89
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.933         $6.081         $5.473         $4.289             --
  Accumulation Unit Value at end of
   period                                 $6.761         $5.933         $6.081         $5.473             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              5             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.103         $1.118         $1.132         $1.119
  Accumulation Unit Value at end of
   period                                 $1.073         $1.088         $1.103         $1.118         $1.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            430            469            422            478
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.947         $0.971         $0.995         $1.018             --
  Accumulation Unit Value at end of
   period                                 $0.924         $0.947         $0.971         $0.995             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              4             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.603         $4.918         $4.171         $3.201         $5.300
  Accumulation Unit Value at end of
   period                                 $5.299         $4.603         $4.918         $4.171         $3.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197            222            257            157            191
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.894         $5.287         $4.534         $3.518             --
  Accumulation Unit Value at end of
   period                                 $5.573         $4.894         $5.287         $4.534             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              6              6             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.245        $17.363        $14.193        $10.355        $18.367
  Accumulation Unit Value at end of
   period                                $18.623        $16.245        $17.363        $14.193        $10.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              6              6              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.777        $15.969        $13.197         $9.735             --
  Accumulation Unit Value at end of
   period                                $16.755        $14.777        $15.969        $13.197             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.918         $7.048         $6.569         $5.914         $4.717
  Accumulation Unit Value at end of
   period                                 $7.405         $7.918         $7.048         $6.569         $5.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            190            228            259            292
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.052         $1.040         $1.048         $1.058
  Accumulation Unit Value at end of
   period                                 $1.119         $1.083         $1.052         $1.040         $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                276            269            315            355            632
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.083         $4.748         $4.377         $4.024         $3.081
  Accumulation Unit Value at end of
   period                                 $5.300         $5.083         $4.748         $4.377         $4.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243            319            387            454            504
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.316        $16.143        $14.559        $12.789        $10.000
  Accumulation Unit Value at end of
   period                                $18.367        $18.316        $16.143        $14.559        $12.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              7              2              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.987         $8.244         $7.184         $5.470         $9.026
  Accumulation Unit Value at end of
   period                                 $9.288         $7.987         $8.244         $7.184         $5.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9              9             11
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.161         $7.473         $6.584         $5.069             --
  Accumulation Unit Value at end of
   period                                 $8.236         $7.161         $7.473         $6.584             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.646        $20.912        $16.833        $12.978        $21.704
  Accumulation Unit Value at end of
   period                                $22.761        $19.646        $20.912        $16.833        $12.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              6              6
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.634        $17.901        $14.569        $11.357             --
  Accumulation Unit Value at end of
   period                                $19.060        $16.634        $17.901        $14.569             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             11             11             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.010         $7.419         $6.228         $3.854         $6.206
  Accumulation Unit Value at end of
   period                                 $6.769         $6.010         $7.419         $6.228         $3.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             96            103            110            119
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.270         $7.826         $6.643         $4.155             --
  Accumulation Unit Value at end of
   period                                 $6.986         $6.270         $7.826         $6.643             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10             11             --
WESTERN ASSET VARIABLE GLOBAL HIGH
 YIELD BOND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.910         $1.904         $1.680         $1.095         $1.606
  Accumulation Unit Value at end of
   period                                 $2.229         $1.910         $1.904         $1.680         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             39             40             36             28
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.691        $17.833        $15.911        $10.487             --
  Accumulation Unit Value at end of
   period                                $20.417        $17.691        $17.833        $15.911             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.103         $8.293         $8.009         $7.551         $6.110
  Accumulation Unit Value at end of
   period                                 $9.026         $9.103         $8.293         $8.009         $7.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             26             34             43             50
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.218        $21.803        $20.658        $16.598        $11.247
  Accumulation Unit Value at end of
   period                                $21.704        $25.218        $21.803        $20.658        $16.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             22             23             20             21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.964         $5.737         $5.504         $5.314         $4.315
  Accumulation Unit Value at end of
   period                                 $6.206         $5.964         $5.737         $5.504         $5.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            230            278            354            394
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
WESTERN ASSET VARIABLE GLOBAL HIGH
 YIELD BOND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.630         $1.494         $1.459         $1.332         $1.088
  Accumulation Unit Value at end of
   period                                 $1.606         $1.630         $1.494         $1.459         $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             75             85             83            149
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $56.535        $69.613        $58.305        $35.987        $57.812
  Accumulation Unit Value at end of
   period                                $63.837        $56.535        $69.613        $58.305        $35.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,657          4,256          4,929          5,724          6,821
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.972        $19.885        $16.839        $10.508             --
  Accumulation Unit Value at end of
   period                                $17.838        $15.972        $19.885        $16.839             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $55.420        $53.169        $50.896        $48.999        $39.701
  Accumulation Unit Value at end of
   period                                $57.812        $55.420        $53.169        $50.896        $48.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,907         12,132         16,443         22,445         28,507
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information, please complete the form below and mail to:


     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information for Series VI and Series VIR of Putnam Hartford Capital Manager variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT TEN


            SERIES I AND SERIES IR OF PUTNAM HARTFORD ASSET MANAGER


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293



Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                3
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         4
  Performance Comparisons                                                      4
ACCUMULATION UNIT VALUES                                                       5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Ten as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $981,197; 2011:
$1,077,069; and 2010: $1,311,997.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2012 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company, Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities, Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U., Coordinated Capital Securities, Inc.,

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


CorePlus Federal Credit Union, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren -- Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities
(USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE EQUITY
 INCOME BUILDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.165         $8.614         $7.781         $6.420        $10.019
  Accumulation Unit Value at end of
   period                                $10.321         $9.165         $8.614         $7.781         $6.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              3              3              4
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.100         $8.566         $7.750         $6.404        $10.009
  Accumulation Unit Value at end of
   period                                $10.233         $9.100         $8.566         $7.750         $6.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.079         $8.551         $7.740         $6.399        $10.006
  Accumulation Unit Value at end of
   period                                $10.205         $9.079         $8.551         $7.740         $6.399
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.016         $8.504         $7.709         $6.383         $9.996
  Accumulation Unit Value at end of
   period                                $10.118         $9.016         $8.504         $7.709         $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.016         $8.504         $7.709         $6.383         $9.996
  Accumulation Unit Value at end of
   period                                $10.118         $9.016         $8.504         $7.709         $6.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.953         $8.457         $7.678         $6.367         $9.986
  Accumulation Unit Value at end of
   period                                $10.032         $8.953         $8.457         $7.678         $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.953         $8.457         $7.678         $6.367         $9.986
  Accumulation Unit Value at end of
   period                                $10.032         $8.953         $8.457         $7.678         $6.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.932         $8.441         $7.667         $6.361         $9.982
  Accumulation Unit Value at end of
   period                                $10.004         $8.932         $8.441         $7.667         $6.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.890         $8.410         $7.647         $6.351         $9.976
  Accumulation Unit Value at end of
   period                                 $9.947         $8.890         $8.410         $7.647         $6.351
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE EQUITY
 INCOME BUILDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.019             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.009             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.006             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.996             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.996             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.986             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.986             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.982             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.976             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.870         $8.395         $7.637         $6.345         $9.972
  Accumulation Unit Value at end of
   period                                 $9.919         $8.870         $8.395         $7.637         $6.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.870         $8.395         $7.637         $6.345         $9.972
  Accumulation Unit Value at end of
   period                                 $9.919         $8.870         $8.395         $7.637         $6.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.456        $13.689        $12.459        $10.358             --
  Accumulation Unit Value at end of
   period                                $16.159        $14.456        $13.689        $12.459             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.808         $8.349         $7.606         $6.329         $9.962
  Accumulation Unit Value at end of
   period                                 $9.835         $8.808         $8.349         $7.606         $6.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.389        $13.647        $12.439        $10.356             --
  Accumulation Unit Value at end of
   period                                $16.060        $14.389        $13.647        $12.439             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.367        $13.632        $12.432        $10.356             --
  Accumulation Unit Value at end of
   period                                $16.027        $14.367        $13.632        $12.432             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.301        $13.590        $12.412        $10.354             --
  Accumulation Unit Value at end of
   period                                $15.929        $14.301        $13.590        $12.412             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
LEGG MASON CLEARBRIDGE VARIABLE
 FUNDAMENTAL ALL CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.372         $9.051         $7.871         $6.171         $9.866
  Accumulation Unit Value at end of
   period                                 $9.492         $8.372         $9.051         $7.871         $6.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             30             36             50             57
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.312         $9.000         $7.839         $6.154         $9.855
  Accumulation Unit Value at end of
   period                                 $9.410         $8.312         $9.000         $7.839         $6.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.972             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.965             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.972             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.964             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.962             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
LEGG MASON CLEARBRIDGE VARIABLE
 FUNDAMENTAL ALL CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.313             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.866             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.312             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.855             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.293         $8.983         $7.828         $6.149         $9.852
  Accumulation Unit Value at end of
   period                                 $9.384         $8.293         $8.983         $7.828         $6.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.234         $8.933         $7.796         $6.133         $9.841
  Accumulation Unit Value at end of
   period                                 $9.303         $8.234         $8.933         $7.796         $6.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.234         $8.933         $7.796         $6.133         $9.841
  Accumulation Unit Value at end of
   period                                 $9.303         $8.234         $8.933         $7.796         $6.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.176         $8.883         $7.764         $6.117         $9.830
  Accumulation Unit Value at end of
   period                                 $9.223         $8.176         $8.883         $7.764         $6.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.176         $8.883         $7.764         $6.117         $9.830
  Accumulation Unit Value at end of
   period                                 $9.223         $8.176         $8.883         $7.764         $6.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.156         $8.866         $7.753         $6.112         $9.826
  Accumulation Unit Value at end of
   period                                 $9.197         $8.156         $8.866         $7.753         $6.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.118         $8.833         $7.732         $6.101         $9.819
  Accumulation Unit Value at end of
   period                                 $9.144         $8.118         $8.833         $7.732         $6.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.098         $8.816         $7.722         $6.096         $9.815
  Accumulation Unit Value at end of
   period                                 $9.118         $8.098         $8.816         $7.722         $6.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.098         $8.816         $7.722         $6.096         $9.815
  Accumulation Unit Value at end of
   period                                 $9.118         $8.098         $8.816         $7.722         $6.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.541        $14.749        $12.924        $10.208             --
  Accumulation Unit Value at end of
   period                                $15.238        $13.541        $14.749        $12.924             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.312             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.852             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.311             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.841             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.311             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.841             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.310             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.830             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.310             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.830             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.309             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.826             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.308             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.819             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.308             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.815             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.308             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.815             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.041         $8.767         $7.690         $6.080         $9.804
  Accumulation Unit Value at end of
   period                                 $9.040         $8.041         $8.767         $7.690         $6.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.478        $14.703        $12.903        $10.206             --
  Accumulation Unit Value at end of
   period                                $15.145        $13.478        $14.703        $12.903             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.457        $14.687        $12.896        $10.206             --
  Accumulation Unit Value at end of
   period                                $15.114        $13.457        $14.687        $12.896             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.395        $14.641        $12.874        $10.204             --
  Accumulation Unit Value at end of
   period                                $15.021        $13.395        $14.641        $12.874             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
LEGG MASON CLEARBRIDGE VARIABLE LARGE
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.293         $1.249         $1.157         $0.943         $1.485
  Accumulation Unit Value at end of
   period                                 $1.486         $1.293         $1.249         $1.157         $0.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44            100            150            199            245
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.270         $1.229         $1.140         $0.930         $1.467
  Accumulation Unit Value at end of
   period                                 $1.457         $1.270         $1.229         $1.140         $0.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.265         $1.225         $1.137         $0.928         $1.465
  Accumulation Unit Value at end of
   period                                 $1.450         $1.265         $1.225         $1.137         $0.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.242         $1.205         $1.120         $0.915         $1.447
  Accumulation Unit Value at end of
   period                                 $1.422         $1.242         $1.205         $1.120         $0.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.242         $1.205         $1.120         $0.915         $1.447
  Accumulation Unit Value at end of
   period                                 $1.422         $1.242         $1.205         $1.120         $0.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.190         $1.108         $0.907         $1.435
  Accumulation Unit Value at end of
   period                                 $1.400         $1.225         $1.190         $1.108         $0.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.307             --             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.804             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
LEGG MASON CLEARBRIDGE VARIABLE LARGE
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.449         $1.243         $1.183         $1.087         $0.833
  Accumulation Unit Value at end of
   period                                 $1.485         $1.449         $1.243         $1.183         $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                281            357            445            464            512
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.434         $1.232         $1.174         $1.081         $0.829
  Accumulation Unit Value at end of
   period                                 $1.467         $1.434         $1.232         $1.174         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.432         $1.231         $1.174         $1.081         $0.830
  Accumulation Unit Value at end of
   period                                 $1.465         $1.432         $1.231         $1.174         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.417         $1.220         $1.165         $1.074         $0.826
  Accumulation Unit Value at end of
   period                                 $1.447         $1.417         $1.220         $1.165         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.417         $1.220         $1.165         $1.074         $0.826
  Accumulation Unit Value at end of
   period                                 $1.447         $1.417         $1.220         $1.165         $1.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.213         $1.161         $1.109             --
  Accumulation Unit Value at end of
   period                                 $1.435         $1.408         $1.213         $1.161             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.190         $1.108         $0.907         $1.435
  Accumulation Unit Value at end of
   period                                 $1.400         $1.225         $1.190         $1.108         $0.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.219         $1.185         $1.104         $0.904         $1.432
  Accumulation Unit Value at end of
   period                                 $1.393         $1.219         $1.185         $1.104         $0.904
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.210         $1.176         $1.097         $0.899         $1.426
  Accumulation Unit Value at end of
   period                                 $1.381         $1.210         $1.176         $1.097         $0.899
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.170         $1.091         $0.895         $1.420
  Accumulation Unit Value at end of
   period                                 $1.371         $1.202         $1.170         $1.091         $0.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.202         $1.170         $1.091         $0.895         $1.420
  Accumulation Unit Value at end of
   period                                 $1.371         $1.202         $1.170         $1.091         $0.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.632        $13.271        $12.387        $10.165             --
  Accumulation Unit Value at end of
   period                                $15.544        $13.632        $13.271        $12.387             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.188         $1.158         $1.081         $0.888         $1.411
  Accumulation Unit Value at end of
   period                                 $1.353         $1.188         $1.158         $1.081         $0.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.569        $13.229        $12.367        $10.164             --
  Accumulation Unit Value at end of
   period                                $15.449        $13.569        $13.229        $12.367             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.548        $13.215        $12.360        $10.164             --
  Accumulation Unit Value at end of
   period                                $15.417        $13.548        $13.215        $12.360             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.485        $13.174        $12.340        $10.162             --
  Accumulation Unit Value at end of
   period                                $15.323        $13.485        $13.174        $12.340             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.213         $1.161         $1.072         $0.826
  Accumulation Unit Value at end of
   period                                 $1.435         $1.408         $1.213         $1.161         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.405         $1.211         $1.160         $1.071         $0.825
  Accumulation Unit Value at end of
   period                                 $1.432         $1.405         $1.211         $1.160         $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.401         $1.209         $1.158         $1.108             --
  Accumulation Unit Value at end of
   period                                 $1.426         $1.401         $1.209         $1.158             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.205         $1.155         $1.106             --
  Accumulation Unit Value at end of
   period                                 $1.420         $1.396         $1.205         $1.155             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.205         $1.155         $1.069         $0.825
  Accumulation Unit Value at end of
   period                                 $1.420         $1.396         $1.205         $1.155         $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.389         $1.202         $1.154         $1.106             --
  Accumulation Unit Value at end of
   period                                 $1.411         $1.389         $1.202         $1.154             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.443        $16.564        $15.973        $13.387        $13.535
  Accumulation Unit Value at end of
   period                                $17.520        $17.443        $16.564        $15.973        $13.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9             12             13             11
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.137        $16.298        $15.740        $13.212        $13.378
  Accumulation Unit Value at end of
   period                                $17.187        $17.137        $16.298        $15.740        $13.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.067        $16.238        $15.691        $13.177        $13.349
  Accumulation Unit Value at end of
   period                                $17.107        $17.067        $16.238        $15.691        $13.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.767        $15.978        $15.462        $13.004        $13.194
  Accumulation Unit Value at end of
   period                                $16.782        $16.767        $15.978        $15.462        $13.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.767        $15.978        $15.462        $13.004        $13.194
  Accumulation Unit Value at end of
   period                                $16.782        $16.767        $15.978        $15.462        $13.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.712        $14.994        $14.532        $12.240        $12.438
  Accumulation Unit Value at end of
   period                                $15.702        $15.712        $14.994        $14.532        $12.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.712        $14.994        $14.532        $12.240        $12.438
  Accumulation Unit Value at end of
   period                                $15.702        $15.712        $14.994        $14.532        $12.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.454        $15.711        $15.234        $12.838        $13.052
  Accumulation Unit Value at end of
   period                                $16.436        $16.454        $15.711        $15.234        $12.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.450        $14.766        $14.333        $12.091        $12.304
  Accumulation Unit Value at end of
   period                                $15.417        $15.450        $14.766        $14.333        $12.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.224        $15.514        $15.066        $12.715        $12.946
  Accumulation Unit Value at end of
   period                                $16.181        $16.224        $15.514        $15.066        $12.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT AMERICAN GOVERNMENT INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.667        $12.445        $12.451        $12.300        $12.282
  Accumulation Unit Value at end of
   period                                $13.535        $12.667        $12.445        $12.451        $12.300
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             17             16             31             54
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.538        $12.337        $12.362        $12.230        $12.231
  Accumulation Unit Value at end of
   period                                $13.378        $12.538        $12.337        $12.362        $12.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.518        $12.323        $12.354        $12.228        $12.235
  Accumulation Unit Value at end of
   period                                $13.349        $12.518        $12.323        $12.354        $12.228
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.391        $12.216        $12.266        $12.159        $12.184
  Accumulation Unit Value at end of
   period                                $13.194        $12.391        $12.216        $12.266        $12.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.391        $12.216        $12.266        $12.159        $12.184
  Accumulation Unit Value at end of
   period                                $13.194        $12.391        $12.216        $12.266        $12.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.698        $11.550        $11.615        $11.590             --
  Accumulation Unit Value at end of
   period                                $12.438        $11.698        $11.550        $11.615             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.698        $11.550        $11.615        $11.531        $11.572
  Accumulation Unit Value at end of
   period                                $12.438        $11.698        $11.550        $11.615        $11.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.282        $12.133        $12.207        $12.124        $12.174
  Accumulation Unit Value at end of
   period                                $13.052        $12.282        $12.133        $12.207        $12.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.590        $11.461        $11.542        $11.533             --
  Accumulation Unit Value at end of
   period                                $12.304        $11.590        $11.461        $11.542             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             10             11             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.201        $12.071        $12.162        $12.158             --
  Accumulation Unit Value at end of
   period                                $12.946        $12.201        $12.071        $12.162             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.224        $15.514        $15.066        $12.715        $12.946
  Accumulation Unit Value at end of
   period                                $16.181        $16.224        $15.514        $15.066        $12.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.108        $15.411        $14.973        $12.644             --
  Accumulation Unit Value at end of
   period                                $16.058        $16.108        $15.411        $14.973             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.161        $14.520        $14.122        $11.936        $12.171
  Accumulation Unit Value at end of
   period                                $15.099        $15.161        $14.520        $14.122        $11.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.096        $14.464        $14.074        $11.903             --
  Accumulation Unit Value at end of
   period                                $15.026        $15.096        $14.464        $14.074             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.014        $14.393        $14.012        $11.856             --
  Accumulation Unit Value at end of
   period                                $14.937        $15.014        $14.393        $14.012             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.830        $14.238        $13.882        $11.763             --
  Accumulation Unit Value at end of
   period                                $14.732        $14.830        $14.238        $13.882             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.963        $19.401        $15.188        $10.577        $16.549
  Accumulation Unit Value at end of
   period                                $20.258        $17.963        $19.401        $15.188        $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.730        $19.179        $15.037        $10.487        $16.434
  Accumulation Unit Value at end of
   period                                $19.966        $17.730        $19.179        $15.037        $10.487
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.654        $19.105        $14.987        $10.458        $16.395
  Accumulation Unit Value at end of
   period                                $19.870        $17.654        $19.105        $14.987        $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.426        $18.887        $14.838        $10.369        $16.281
  Accumulation Unit Value at end of
   period                                $19.584        $17.426        $18.887        $14.838        $10.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              7              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.201        $12.071        $12.162        $12.099        $12.166
  Accumulation Unit Value at end of
   period                                $12.946        $12.201        $12.071        $12.162        $12.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.488        $11.383        $11.486        $11.498             --
  Accumulation Unit Value at end of
   period                                $12.171        $11.488        $11.383        $11.486             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.554        $16.331        $15.034        $12.907        $10.000
  Accumulation Unit Value at end of
   period                                $16.549        $18.554        $16.331        $15.034        $12.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.453        $16.266        $14.997        $12.894        $10.000
  Accumulation Unit Value at end of
   period                                $16.434        $18.453        $16.266        $14.997        $12.894
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.419        $16.244        $14.984        $12.890        $10.000
  Accumulation Unit Value at end of
   period                                $16.395        $18.419        $16.244        $14.984        $12.890
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.318        $16.180        $14.947        $12.877        $10.000
  Accumulation Unit Value at end of
   period                                $16.281        $18.318        $16.180        $14.947        $12.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             11              7              5

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.426        $18.887        $14.838        $10.369        $16.281
  Accumulation Unit Value at end of
   period                                $19.584        $17.426        $18.887        $14.838        $10.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              7              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.201        $18.671        $14.690        $10.281        $16.167
  Accumulation Unit Value at end of
   period                                $19.302        $17.201        $18.671        $14.690        $10.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.201        $18.671        $14.690        $10.281        $16.167
  Accumulation Unit Value at end of
   period                                $19.302        $17.201        $18.671        $14.690        $10.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.126        $18.600        $14.641        $10.252        $16.130
  Accumulation Unit Value at end of
   period                                $19.209        $17.126        $18.600        $14.641        $10.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.978        $18.457        $14.544        $10.194        $16.055
  Accumulation Unit Value at end of
   period                                $19.024        $16.978        $18.457        $14.544        $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.905        $18.387        $14.495        $10.165        $16.017
  Accumulation Unit Value at end of
   period                                $18.932        $16.905        $18.387        $14.495        $10.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.905        $18.387        $14.495        $10.165        $16.017
  Accumulation Unit Value at end of
   period                                $18.932        $16.905        $18.387        $14.495        $10.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.832        $18.316        $14.447        $10.137             --
  Accumulation Unit Value at end of
   period                                $18.841        $16.832        $18.316        $14.447             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.686        $18.177        $14.351        $10.079        $15.905
  Accumulation Unit Value at end of
   period                                $18.659        $16.686        $18.177        $14.351        $10.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.614        $18.107        $14.303        $10.051             --
  Accumulation Unit Value at end of
   period                                $18.569        $16.614        $18.107        $14.303             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.318        $16.180        $14.947        $12.877        $10.000
  Accumulation Unit Value at end of
   period                                $16.281        $18.318        $16.180        $14.947        $12.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             10             11              7              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.217        $16.115        $14.910        $13.268             --
  Accumulation Unit Value at end of
   period                                $16.167        $18.217        $16.115        $14.910             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.217        $16.115        $14.910        $12.864        $10.000
  Accumulation Unit Value at end of
   period                                $16.167        $18.217        $16.115        $14.910        $12.864
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.184        $16.094        $14.897        $12.860        $10.000
  Accumulation Unit Value at end of
   period                                $16.130        $18.184        $16.094        $14.897        $12.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.117        $16.051        $14.872        $13.253             --
  Accumulation Unit Value at end of
   period                                $16.055        $18.117        $16.051        $14.872             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              8              4              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.084        $16.029        $14.860        $13.248             --
  Accumulation Unit Value at end of
   period                                $16.017        $18.084        $16.029        $14.860             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.084        $16.029        $14.860        $12.847        $10.000
  Accumulation Unit Value at end of
   period                                $16.017        $18.084        $16.029        $14.860        $12.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.985        $15.965        $14.823        $13.233             --
  Accumulation Unit Value at end of
   period                                $15.905        $17.985        $15.965        $14.823             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.542        $18.038        $14.256        $10.022             --
  Accumulation Unit Value at end of
   period                                $18.480        $16.542        $18.038        $14.256             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              9              9             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.339        $17.843        $14.123         $9.944             --
  Accumulation Unit Value at end of
   period                                $18.226        $16.339        $17.843        $14.123             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.122        $16.884        $15.197         $9.919        $14.540
  Accumulation Unit Value at end of
   period                                $17.730        $16.122        $16.884        $15.197         $9.919
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9             13             13
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.839        $16.613        $14.975         $9.789        $14.371
  Accumulation Unit Value at end of
   period                                $17.393        $15.839        $16.613        $14.975         $9.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.774        $16.552        $14.928         $9.764        $14.340
  Accumulation Unit Value at end of
   period                                $17.312        $15.774        $16.552        $14.928         $9.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.497        $16.287        $14.710         $9.636        $14.174
  Accumulation Unit Value at end of
   period                                $16.983        $15.497        $16.287        $14.710         $9.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.497        $16.287        $14.710         $9.636        $14.174
  Accumulation Unit Value at end of
   period                                $16.983        $15.497        $16.287        $14.710         $9.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.613        $16.433        $14.865         $9.752        $14.366
  Accumulation Unit Value at end of
   period                                $17.085        $15.613        $16.433        $14.865         $9.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.613        $16.433        $14.865         $9.752        $14.366
  Accumulation Unit Value at end of
   period                                $17.085        $15.613        $16.433        $14.865         $9.752
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.208        $16.015        $14.494         $9.513        $14.021
  Accumulation Unit Value at end of
   period                                $16.633        $15.208        $16.015        $14.494         $9.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.160        $13.509        $13.295        $12.346        $10.429
  Accumulation Unit Value at end of
   period                                $14.540        $14.160        $13.509        $13.295        $12.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             36             40             50             54
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.016        $13.393        $13.199        $12.276        $10.385
  Accumulation Unit Value at end of
   period                                $14.371        $14.016        $13.393        $13.199        $12.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.993        $13.377        $13.191        $12.274        $10.389
  Accumulation Unit Value at end of
   period                                $14.340        $13.993        $13.377        $13.191        $12.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.851        $13.261        $13.096        $12.204        $10.346
  Accumulation Unit Value at end of
   period                                $14.174        $13.851        $13.261        $13.096        $12.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.851        $13.261        $13.096        $12.204        $10.346
  Accumulation Unit Value at end of
   period                                $14.174        $13.851        $13.261        $13.096        $12.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.060        $13.481        $13.333        $12.626             --
  Accumulation Unit Value at end of
   period                                $14.366        $14.060        $13.481        $13.333             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.060        $13.481        $13.333        $12.444        $10.565
  Accumulation Unit Value at end of
   period                                $14.366        $14.060        $13.481        $13.333        $12.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.730        $13.171        $13.033        $12.170        $10.337
  Accumulation Unit Value at end of
   period                                $14.021        $13.730        $13.171        $13.033        $12.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.353        $16.184        $14.661         $9.632        $14.211
  Accumulation Unit Value at end of
   period                                $16.775        $15.353        $16.184        $14.661         $9.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              8             11              8
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.995        $15.814        $14.333         $9.422        $13.907
  Accumulation Unit Value at end of
   period                                $16.375        $14.995        $15.814        $14.333         $9.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.995        $15.814        $14.333         $9.422        $13.907
  Accumulation Unit Value at end of
   period                                $16.375        $14.995        $15.814        $14.333         $9.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.859        $15.679        $14.218         $9.350             --
  Accumulation Unit Value at end of
   period                                $16.219        $14.859        $15.679        $14.218             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.066        $15.913        $14.445         $9.509        $14.058
  Accumulation Unit Value at end of
   period                                $16.429        $15.066        $15.913        $14.445         $9.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.001        $15.853        $14.397         $9.482             --
  Accumulation Unit Value at end of
   period                                $16.350        $15.001        $15.853        $14.397             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.920        $15.774        $14.333         $9.445             --
  Accumulation Unit Value at end of
   period                                $16.253        $14.920        $15.774        $14.333             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.737        $15.604        $14.200         $9.371             --
  Accumulation Unit Value at end of
   period                                $16.029        $14.737        $15.604        $14.200             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.682        $15.604        $14.052        $11.181        $16.467
  Accumulation Unit Value at end of
   period                                $18.450        $15.682        $15.604        $14.052        $11.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             22             25             28              8
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.480        $15.425        $13.912        $11.086        $16.352
  Accumulation Unit Value at end of
   period                                $18.184        $15.480        $15.425        $13.912        $11.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              5              5             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.930        $13.377        $13.250        $12.564             --
  Accumulation Unit Value at end of
   period                                $14.211        $13.930        $13.377        $13.250             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             11             13             13             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.639        $13.104        $12.986        $12.320             --
  Accumulation Unit Value at end of
   period                                $13.907        $13.639        $13.104        $12.986             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.639        $13.104        $12.986        $12.144        $10.330
  Accumulation Unit Value at end of
   period                                $13.907        $13.639        $13.104        $12.986        $12.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.807        $13.285        $13.186        $12.527             --
  Accumulation Unit Value at end of
   period                                $14.058        $13.807        $13.285        $13.186             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.183        $13.809        $13.273        $12.038        $10.000
  Accumulation Unit Value at end of
   period                                $16.467        $16.183        $13.809        $13.273        $12.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              6              4             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.094        $13.754        $13.240        $12.026        $10.000
  Accumulation Unit Value at end of
   period                                $16.352        $16.094        $13.754        $13.240        $12.026
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              6              6

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.413        $15.366        $13.866        $11.055        $16.314
  Accumulation Unit Value at end of
   period                                $18.097        $15.413        $15.366        $13.866        $11.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              2             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.214        $15.191        $13.728        $10.961        $16.200
  Accumulation Unit Value at end of
   period                                $17.836        $15.214        $15.191        $13.728        $10.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             39             60             68             34
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.214        $15.191        $13.728        $10.961        $16.200
  Accumulation Unit Value at end of
   period                                $17.836        $15.214        $15.191        $13.728        $10.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             39             60             68             34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.017        $15.017        $13.591        $10.869        $16.087
  Accumulation Unit Value at end of
   period                                $17.579        $15.017        $15.017        $13.591        $10.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7             17             18              9
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.017        $15.017        $13.591        $10.869        $16.087
  Accumulation Unit Value at end of
   period                                $17.579        $15.017        $15.017        $13.591        $10.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7             17             18              9
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.952        $14.959        $13.546        $10.838        $16.050
  Accumulation Unit Value at end of
   period                                $17.494        $14.952        $14.959        $13.546        $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              4              7             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.823        $14.845        $13.456        $10.777        $15.975
  Accumulation Unit Value at end of
   period                                $17.326        $14.823        $14.845        $13.456        $10.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              7              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.759        $14.788        $13.411        $10.746        $15.938
  Accumulation Unit Value at end of
   period                                $17.242        $14.759        $14.788        $13.411        $10.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              3              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.759        $14.788        $13.411        $10.746        $15.938
  Accumulation Unit Value at end of
   period                                $17.242        $14.759        $14.788        $13.411        $10.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              3              4             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.695        $14.732        $13.367        $10.716             --
  Accumulation Unit Value at end of
   period                                $17.159        $14.695        $14.732        $13.367             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             19             21             23             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.065        $13.736        $13.229        $12.022        $10.000
  Accumulation Unit Value at end of
   period                                $16.314        $16.065        $13.736        $13.229        $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.977        $13.681        $13.196        $12.009        $10.000
  Accumulation Unit Value at end of
   period                                $16.200        $15.977        $13.681        $13.196        $12.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             37             43             41             37
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.977        $13.681        $13.196        $12.009        $10.000
  Accumulation Unit Value at end of
   period                                $16.200        $15.977        $13.681        $13.196        $12.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             37             43             41             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.889        $13.626        $13.163        $12.068             --
  Accumulation Unit Value at end of
   period                                $16.087        $15.889        $13.626        $13.163             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9              9              7             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.889        $13.626        $13.163        $11.997        $10.000
  Accumulation Unit Value at end of
   period                                $16.087        $15.889        $13.626        $13.163        $11.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9              9              7              7
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.860        $13.608        $13.152        $11.993        $10.000
  Accumulation Unit Value at end of
   period                                $16.050        $15.860        $13.608        $13.152        $11.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.802        $13.572        $13.130        $12.055             --
  Accumulation Unit Value at end of
   period                                $15.975        $15.802        $13.572        $13.130             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             12              7              8             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.773        $13.554        $13.119        $12.050             --
  Accumulation Unit Value at end of
   period                                $15.938        $15.773        $13.554        $13.119             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.773        $13.554        $13.119        $11.981        $10.000
  Accumulation Unit Value at end of
   period                                $15.938        $15.773        $13.554        $13.119        $11.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.568        $14.619        $13.278        $10.655        $15.827
  Accumulation Unit Value at end of
   period                                $16.994        $14.568        $14.619        $13.278        $10.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.505        $14.563        $13.234        $10.625             --
  Accumulation Unit Value at end of
   period                                $16.912        $14.505        $14.563        $13.234             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.443        $14.508        $13.190        $10.595             --
  Accumulation Unit Value at end of
   period                                $16.831        $14.443        $14.508        $13.190             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5              5              5             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.266        $14.351        $13.067        $10.512             --
  Accumulation Unit Value at end of
   period                                $16.599        $14.266        $14.351        $13.067             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             29             29             33             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.368        $11.218        $10.265         $8.286        $14.175
  Accumulation Unit Value at end of
   period                                $12.615        $11.368        $11.218        $10.265         $8.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              6             11             13             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.169        $11.038        $10.115         $8.177        $14.011
  Accumulation Unit Value at end of
   period                                $12.375        $11.169        $11.038        $10.115         $8.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.122        $10.997        $10.083         $8.156        $13.980
  Accumulation Unit Value at end of
   period                                $12.318        $11.122        $10.997        $10.083         $8.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.927        $10.821         $9.936         $8.049        $13.818
  Accumulation Unit Value at end of
   period                                $12.084        $10.927        $10.821         $9.936         $8.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.927        $10.821         $9.936         $8.049        $13.818
  Accumulation Unit Value at end of
   period                                $12.084        $10.927        $10.821         $9.936         $8.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.967         $9.884         $9.090         $7.374        $12.680
  Accumulation Unit Value at end of
   period                                $11.005         $9.967         $9.884         $9.090         $7.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.687        $13.500        $13.086        $12.036             --
  Accumulation Unit Value at end of
   period                                $15.827        $15.687        $13.500        $13.086             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GEORGE PUTNAM BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.239        $12.902        $12.581        $11.790        $10.216
  Accumulation Unit Value at end of
   period                                $14.175        $14.239        $12.902        $12.581        $11.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             42             54             52             56
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.095        $12.790        $12.491        $11.724        $10.173
  Accumulation Unit Value at end of
   period                                $14.011        $14.095        $12.790        $12.491        $11.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.072        $12.776        $12.483        $11.722        $10.177
  Accumulation Unit Value at end of
   period                                $13.980        $14.072        $12.776        $12.483        $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.929        $12.665        $12.393        $11.655        $10.134
  Accumulation Unit Value at end of
   period                                $13.818        $13.929        $12.665        $12.393        $11.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.929        $12.665        $12.393        $11.655        $10.134
  Accumulation Unit Value at end of
   period                                $13.818        $13.929        $12.665        $12.393        $11.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.801        $11.657        $11.423        $10.871             --
  Accumulation Unit Value at end of
   period                                $12.680        $12.801        $11.657        $11.423             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.967         $9.884         $9.090         $7.374        $12.680
  Accumulation Unit Value at end of
   period                                $11.005         $9.967         $9.884         $9.090         $7.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.723        $10.640         $9.790         $7.946        $13.669
  Accumulation Unit Value at end of
   period                                $11.835        $10.723        $10.640         $9.790         $7.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              7              7              7
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.801         $9.734         $8.965         $7.284        $12.543
  Accumulation Unit Value at end of
   period                                $10.805         $9.801         $9.734         $8.965         $7.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.573        $10.506         $9.681         $7.870        $13.558
  Accumulation Unit Value at end of
   period                                $11.651        $10.573        $10.506         $9.681         $7.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.573        $10.506         $9.681         $7.870        $13.558
  Accumulation Unit Value at end of
   period                                $11.651        $10.573        $10.506         $9.681         $7.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.637        $10.575         $9.749         $7.929             --
  Accumulation Unit Value at end of
   period                                $11.715        $10.637        $10.575         $9.749             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.618         $9.572         $8.833         $7.191        $12.408
  Accumulation Unit Value at end of
   period                                $10.583         $9.618         $9.572         $8.833         $7.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.576         $9.535         $8.804         $7.171             --
  Accumulation Unit Value at end of
   period                                $10.532         $9.576         $9.535         $8.804             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.524         $9.488         $8.765         $7.143             --
  Accumulation Unit Value at end of
   period                                $10.469         $9.524         $9.488         $8.765             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.801        $11.657        $11.423        $10.759         $9.369
  Accumulation Unit Value at end of
   period                                $12.680        $12.801        $11.657        $11.423        $10.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.807        $12.579        $12.333        $11.622        $10.126
  Accumulation Unit Value at end of
   period                                $13.669        $13.807        $12.579        $12.333        $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              6              6              6
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.682        $11.566        $11.351        $10.817             --
  Accumulation Unit Value at end of
   period                                $12.543        $12.682        $11.566        $11.351             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              9              9             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.715        $12.515        $12.289        $11.716             --
  Accumulation Unit Value at end of
   period                                $13.558        $13.715        $12.515        $12.289             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.715        $12.515        $12.289        $11.597        $10.119
  Accumulation Unit Value at end of
   period                                $13.558        $13.715        $12.515        $12.289        $11.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.570        $11.487        $11.297        $10.785             --
  Accumulation Unit Value at end of
   period                                $12.408        $12.570        $11.487        $11.297             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.407         $9.386         $8.683         $7.087             --
  Accumulation Unit Value at end of
   period                                $10.325         $9.407         $9.386         $8.683             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.302        $11.510        $10.177         $7.633        $11.609
  Accumulation Unit Value at end of
   period                                $12.727        $11.302        $11.510        $10.177         $7.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              7             11             11             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.104        $11.325        $10.028         $7.533        $11.474
  Accumulation Unit Value at end of
   period                                $12.485        $11.104        $11.325        $10.028         $7.533
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.058        $11.283         $9.997         $7.513        $11.450
  Accumulation Unit Value at end of
   period                                $12.427        $11.058        $11.283         $9.997         $7.513
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.864        $11.102         $9.851         $7.415        $11.316
  Accumulation Unit Value at end of
   period                                $12.191        $10.864        $11.102         $9.851         $7.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.864        $11.102         $9.851         $7.415        $11.316
  Accumulation Unit Value at end of
   period                                $12.191        $10.864        $11.102         $9.851         $7.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.047        $11.306        $10.047         $7.573        $11.576
  Accumulation Unit Value at end of
   period                                $12.378        $11.047        $11.306        $10.047         $7.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.047        $11.306        $10.047         $7.573        $11.576
  Accumulation Unit Value at end of
   period                                $12.378        $11.047        $11.306        $10.047         $7.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.661        $10.917         $9.706         $7.320        $11.195
  Accumulation Unit Value at end of
   period                                $11.940        $10.661        $10.917         $9.706         $7.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.863        $11.134         $9.909         $7.481        $11.452
  Accumulation Unit Value at end of
   period                                $12.153        $10.863        $11.134         $9.909         $7.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              2              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.437        $10.277         $9.742         $9.055         $7.533
  Accumulation Unit Value at end of
   period                                $11.609        $11.437        $10.277         $9.742         $9.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             26             34             37             52
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.321        $10.188         $9.672         $9.003         $7.501
  Accumulation Unit Value at end of
   period                                $11.474        $11.321        $10.188         $9.672         $9.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.302        $10.176         $9.666         $9.002         $7.504
  Accumulation Unit Value at end of
   period                                $11.450        $11.302        $10.176         $9.666         $9.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.187        $10.088         $9.597         $8.951         $7.473
  Accumulation Unit Value at end of
   period                                $11.316        $11.187        $10.088         $9.597         $8.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.187        $10.088         $9.597         $8.951         $7.473
  Accumulation Unit Value at end of
   period                                $11.316        $11.187        $10.088         $9.597         $8.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.462        $10.351         $9.861         $9.320             --
  Accumulation Unit Value at end of
   period                                $11.576        $11.462        $10.351         $9.861             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.462        $10.351         $9.861         $9.212         $7.702
  Accumulation Unit Value at end of
   period                                $11.576        $11.462        $10.351         $9.861         $9.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.089        $10.019         $9.551         $8.926         $7.466
  Accumulation Unit Value at end of
   period                                $11.195        $11.089        $10.019         $9.551         $8.926
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.355        $10.270         $9.799         $9.274             --
  Accumulation Unit Value at end of
   period                                $11.452        $11.355        $10.270         $9.799             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             15             78             10             --

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.512        $10.780         $9.599         $7.250        $11.104
  Accumulation Unit Value at end of
   period                                $11.755        $10.512        $10.780         $9.599         $7.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.512        $10.780         $9.599         $7.250        $11.104
  Accumulation Unit Value at end of
   period                                $11.755        $10.512        $10.780         $9.599         $7.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.282        $10.550         $9.398         $7.102             --
  Accumulation Unit Value at end of
   period                                $11.492        $10.282        $10.550         $9.398             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.660        $10.948         $9.763         $7.385        $11.328
  Accumulation Unit Value at end of
   period                                $11.903        $10.660        $10.948         $9.763         $7.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.614        $10.907         $9.731         $7.364             --
  Accumulation Unit Value at end of
   period                                $11.845        $10.614        $10.907         $9.731             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.556        $10.853         $9.687         $7.335             --
  Accumulation Unit Value at end of
   period                                $11.775        $10.556        $10.853         $9.687             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.427        $10.736         $9.597         $7.278             --
  Accumulation Unit Value at end of
   period                                $11.613        $10.427        $10.736         $9.597             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.164         $5.510         $5.087         $3.969         $7.365
  Accumulation Unit Value at end of
   period                                 $6.120         $5.164         $5.510         $5.087         $3.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             30             37             44             49
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.074         $5.421         $5.013         $3.917         $7.280
  Accumulation Unit Value at end of
   period                                 $6.004         $5.074         $5.421         $5.013         $3.917
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.053         $5.402         $4.997         $3.907         $7.264
  Accumulation Unit Value at end of
   period                                 $5.976         $5.053         $5.402         $4.997         $3.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.016         $9.968         $9.516         $9.010             --
  Accumulation Unit Value at end of
   period                                $11.104        $11.016         $9.968         $9.516             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.016         $9.968         $9.516         $8.907         $7.462
  Accumulation Unit Value at end of
   period                                $11.104        $11.016         $9.968         $9.516         $8.907
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.255        $10.200         $9.752         $9.247             --
  Accumulation Unit Value at end of
   period                                $11.328        $11.255        $10.200         $9.752             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.851         $5.638         $5.256         $4.689         $3.679
  Accumulation Unit Value at end of
   period                                 $7.365         $6.851         $5.638         $5.256         $4.689
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             83             87            116            125
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.781         $5.590         $5.219         $4.662         $3.664
  Accumulation Unit Value at end of
   period                                 $7.280         $6.781         $5.590         $5.219         $4.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              7
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.770         $5.583         $5.215         $4.662         $3.665
  Accumulation Unit Value at end of
   period                                 $7.264         $6.770         $5.583         $5.215         $4.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.964         $5.315         $4.924         $3.856         $7.179
  Accumulation Unit Value at end of
   period                                 $5.862         $4.964         $5.315         $4.924         $3.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.964         $5.315         $4.924         $3.856         $7.179
  Accumulation Unit Value at end of
   period                                 $5.862         $4.964         $5.315         $4.924         $3.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.219         $6.669         $6.188         $4.852         $9.049
  Accumulation Unit Value at end of
   period                                 $7.334         $6.219         $6.669         $6.188         $4.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.219         $6.669         $6.188         $4.852         $9.049
  Accumulation Unit Value at end of
   period                                 $7.334         $6.219         $6.669         $6.188         $4.852
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.871         $5.226         $4.852         $3.806         $7.102
  Accumulation Unit Value at end of
   period                                 $5.741         $4.871         $5.226         $4.852         $3.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.115         $6.567         $6.103         $4.793         $8.952
  Accumulation Unit Value at end of
   period                                 $7.200         $6.115         $6.567         $6.103         $4.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              4              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.803         $5.160         $4.798         $3.770         $7.045
  Accumulation Unit Value at end of
   period                                 $5.652         $4.803         $5.160         $4.798         $3.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.803         $5.160         $4.798         $3.770         $7.045
  Accumulation Unit Value at end of
   period                                 $5.652         $4.803         $5.160         $4.798         $3.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.492         $4.828         $4.491         $3.531             --
  Accumulation Unit Value at end of
   period                                 $5.283         $4.492         $4.828         $4.491             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.001         $6.458         $6.013         $4.732         $8.855
  Accumulation Unit Value at end of
   period                                 $7.052         $6.001         $6.458         $6.013         $4.732
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.701         $5.535         $5.178         $4.635         $3.650
  Accumulation Unit Value at end of
   period                                 $7.179         $6.701         $5.535         $5.178         $4.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.701         $5.535         $5.178         $4.635         $3.650
  Accumulation Unit Value at end of
   period                                 $7.179         $6.701         $5.535         $5.178         $4.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.459         $6.997         $6.556         $6.002             --
  Accumulation Unit Value at end of
   period                                 $9.049         $8.459         $6.997         $6.556             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.459         $6.997         $6.556         $5.877         $4.635
  Accumulation Unit Value at end of
   period                                 $9.049         $8.459         $6.997         $6.556         $5.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.643         $5.497         $5.153         $4.622         $3.647
  Accumulation Unit Value at end of
   period                                 $7.102         $6.643         $5.497         $5.153         $4.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.381         $6.943         $6.514         $5.973             --
  Accumulation Unit Value at end of
   period                                 $8.952         $8.381         $6.943         $6.514             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              7              7              7             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.599         $5.469         $5.134         $4.709             --
  Accumulation Unit Value at end of
   period                                 $7.045         $6.599         $5.469         $5.134             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.599         $5.469         $5.134         $4.612         $3.645
  Accumulation Unit Value at end of
   period                                 $7.045         $6.599         $5.469         $5.134         $4.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.307         $6.895         $6.483         $5.955             --
  Accumulation Unit Value at end of
   period                                 $8.855         $8.307         $6.895         $6.483             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.975         $6.433         $5.993         $4.718             --
  Accumulation Unit Value at end of
   period                                 $7.018         $5.975         $6.433         $5.993             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.943         $6.401         $5.966         $4.700             --
  Accumulation Unit Value at end of
   period                                 $6.976         $5.943         $6.401         $5.966             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.870         $6.332         $5.911         $4.663             --
  Accumulation Unit Value at end of
   period                                 $6.880         $5.870         $6.332         $5.911             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.357        $10.628        $10.518         $8.465        $10.352
  Accumulation Unit Value at end of
   period                                $12.487        $10.357        $10.628        $10.518         $8.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             14             15             19
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.175        $10.457        $10.365         $8.354        $10.232
  Accumulation Unit Value at end of
   period                                $12.250        $10.175        $10.457        $10.365         $8.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.133        $10.419        $10.332         $8.332        $10.210
  Accumulation Unit Value at end of
   period                                $12.193        $10.133        $10.419        $10.332         $8.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.955        $10.252        $10.182         $8.223        $10.091
  Accumulation Unit Value at end of
   period                                $11.961         $9.955        $10.252        $10.182         $8.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.955        $10.252        $10.182         $8.223        $10.091
  Accumulation Unit Value at end of
   period                                $11.961         $9.955        $10.252        $10.182         $8.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.272         $8.531         $8.485         $6.863         $8.435
  Accumulation Unit Value at end of
   period                                 $9.924         $8.272         $8.531         $8.485         $6.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL HEALTH CARE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.562        $10.420         $9.335         $8.837         $7.569
  Accumulation Unit Value at end of
   period                                $10.352        $10.562        $10.420         $9.335         $8.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             36             47             52             55
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.455        $10.329         $9.268         $8.787         $7.538
  Accumulation Unit Value at end of
   period                                $10.232        $10.455        $10.329         $9.268         $8.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.437        $10.318         $9.262         $8.785         $7.540
  Accumulation Unit Value at end of
   period                                $10.210        $10.437        $10.318         $9.262         $8.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.331        $10.228         $9.195         $8.735         $7.509
  Accumulation Unit Value at end of
   period                                $10.091        $10.331        $10.228         $9.195         $8.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.331        $10.228         $9.195         $8.735         $7.509
  Accumulation Unit Value at end of
   period                                $10.091        $10.331        $10.228         $9.195         $8.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.649         $8.576         $7.721         $7.502             --
  Accumulation Unit Value at end of
   period                                 $8.435         $8.649         $8.576         $7.721             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.272         $8.531         $8.485         $6.863         $8.435
  Accumulation Unit Value at end of
   period                                 $9.924         $8.272         $8.531         $8.485         $6.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.769        $10.081        $10.032         $8.118         $9.983
  Accumulation Unit Value at end of
   period                                $11.714         $9.769        $10.081        $10.032         $8.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.134         $8.401         $8.369         $6.779         $8.345
  Accumulation Unit Value at end of
   period                                 $9.744         $8.134         $8.401         $8.369         $6.779
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.632         $9.954         $9.921         $8.040         $9.902
  Accumulation Unit Value at end of
   period                                $11.533         $9.632         $9.954         $9.921         $8.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.632         $9.954         $9.921         $8.040         $9.902
  Accumulation Unit Value at end of
   period                                $11.533         $9.632         $9.954         $9.921         $8.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.812         $9.110         $9.084         $7.366             --
  Accumulation Unit Value at end of
   period                                $10.545         $8.812         $9.110         $9.084             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.982         $8.261         $8.246         $6.693         $8.255
  Accumulation Unit Value at end of
   period                                 $9.543         $7.982         $8.261         $8.246         $6.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.948         $8.230         $8.218         $6.674             --
  Accumulation Unit Value at end of
   period                                 $9.496         $7.948         $8.230         $8.218             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.904         $8.189         $8.182         $6.648             --
  Accumulation Unit Value at end of
   period                                 $9.440         $7.904         $8.189         $8.182             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.649         $8.576         $7.721         $7.346         $6.324
  Accumulation Unit Value at end of
   period                                 $8.435         $8.649         $8.576         $7.721         $7.346
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.241        $10.159         $9.151         $8.711         $7.502
  Accumulation Unit Value at end of
   period                                 $9.983        $10.241        $10.159         $9.151         $8.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.569         $8.509         $7.672         $7.465             --
  Accumulation Unit Value at end of
   period                                 $8.345         $8.569         $8.509         $7.672             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              3              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.173        $10.107         $9.118         $8.875             --
  Accumulation Unit Value at end of
   period                                 $9.902        $10.173        $10.107         $9.118             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.173        $10.107         $9.118         $8.692         $7.498
  Accumulation Unit Value at end of
   period                                 $9.902        $10.173        $10.107         $9.118         $8.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.494         $8.451         $7.635         $7.442             --
  Accumulation Unit Value at end of
   period                                 $8.255         $8.494         $8.451         $7.635             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.807         $8.101         $8.106         $6.596             --
  Accumulation Unit Value at end of
   period                                 $9.310         $7.807         $8.101         $8.106             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.795        $11.573        $11.525        $10.886        $15.883
  Accumulation Unit Value at end of
   period                                $11.181        $10.795        $11.573        $11.525        $10.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              4              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.606        $11.387        $11.357        $10.744        $15.698
  Accumulation Unit Value at end of
   period                                $10.969        $10.606        $11.387        $11.357        $10.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.562        $11.345        $11.321        $10.715        $15.664
  Accumulation Unit Value at end of
   period                                $10.918        $10.562        $11.345        $11.321        $10.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.376        $11.163        $11.156        $10.575        $15.482
  Accumulation Unit Value at end of
   period                                $10.710        $10.376        $11.163        $11.156        $10.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.376        $11.163        $11.156        $10.575        $15.482
  Accumulation Unit Value at end of
   period                                $10.710        $10.376        $11.163        $11.156        $10.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.990         $9.686         $9.694         $9.203        $13.494
  Accumulation Unit Value at end of
   period                                 $9.265         $8.990         $9.686         $9.694         $9.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.990         $9.686         $9.694         $9.203        $13.494
  Accumulation Unit Value at end of
   period                                 $9.265         $8.990         $9.686         $9.694         $9.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.183        $10.977        $10.991        $10.440        $15.316
  Accumulation Unit Value at end of
   period                                $10.489        $10.183        $10.977        $10.991        $10.440
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.840         $9.539         $9.561         $9.090        $13.349
  Accumulation Unit Value at end of
   period                                 $9.097         $8.840         $9.539         $9.561         $9.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GLOBAL UTILITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.428        $10.720        $10.012         $8.350         $6.784
  Accumulation Unit Value at end of
   period                                $15.883        $13.428        $10.720        $10.012         $8.350
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8             12             17             18
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.292        $10.627         $9.941         $8.303         $6.755
  Accumulation Unit Value at end of
   period                                $15.698        $13.292        $10.627         $9.941         $8.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.270        $10.615         $9.934         $8.301         $6.757
  Accumulation Unit Value at end of
   period                                $15.664        $13.270        $10.615         $9.934         $8.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.136        $10.523         $9.863         $8.254         $6.729
  Accumulation Unit Value at end of
   period                                $15.482        $13.136        $10.523         $9.863         $8.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.136        $10.523         $9.863         $8.254         $6.729
  Accumulation Unit Value at end of
   period                                $15.482        $13.136        $10.523         $9.863         $8.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.466         $9.199         $8.635         $7.359             --
  Accumulation Unit Value at end of
   period                                $13.494        $11.466         $9.199         $8.635             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.466         $9.199         $8.635         $7.237         $5.909
  Accumulation Unit Value at end of
   period                                $13.494        $11.466         $9.199         $8.635         $7.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.020        $10.451         $9.815         $8.231         $6.724
  Accumulation Unit Value at end of
   period                                $15.316        $13.020        $10.451         $9.815         $8.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.360         $9.127         $8.581         $7.323             --
  Accumulation Unit Value at end of
   period                                $13.349        $11.360         $9.127         $8.581             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10             10             14             --

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.040        $10.839        $10.870        $10.340        $15.192
  Accumulation Unit Value at end of
   period                                $10.327        $10.040        $10.839        $10.870        $10.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.040        $10.839        $10.870        $10.340        $15.192
  Accumulation Unit Value at end of
   period                                $10.327        $10.040        $10.839        $10.870        $10.340
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.929        $10.725        $10.761        $10.241             --
  Accumulation Unit Value at end of
   period                                $10.208         $9.929        $10.725        $10.761             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.675         $9.379         $9.420         $8.974        $13.205
  Accumulation Unit Value at end of
   period                                 $8.909         $8.675         $9.379         $9.420         $8.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.637         $9.344         $9.389         $8.949             --
  Accumulation Unit Value at end of
   period                                 $8.866         $8.637         $9.344         $9.389             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.590         $9.297         $9.347         $8.913             --
  Accumulation Unit Value at end of
   period                                 $8.814         $8.590         $9.297         $9.347             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.485         $9.197         $9.260         $8.844             --
  Accumulation Unit Value at end of
   period                                 $8.692         $8.485         $9.197         $9.260             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.700        $11.380        $10.089         $7.882        $13.039
  Accumulation Unit Value at end of
   period                                $12.571        $10.700        $11.380        $10.089         $7.882
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             26             34             45             50
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.513        $11.197         $9.942         $7.778        $12.887
  Accumulation Unit Value at end of
   period                                $12.332        $10.513        $11.197         $9.942         $7.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              4              4              5

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.934        $10.398         $9.780         $8.350             --
  Accumulation Unit Value at end of
   period                                $15.192        $12.934        $10.398         $9.780             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.934        $10.398         $9.780         $8.213         $6.719
  Accumulation Unit Value at end of
   period                                $15.192        $12.934        $10.398         $9.780         $8.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.260         $9.065         $8.539         $7.301             --
  Accumulation Unit Value at end of
   period                                $13.205        $11.260         $9.065         $8.539             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH AND INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.072        $12.312        $11.865        $10.829         $8.621
  Accumulation Unit Value at end of
   period                                $13.039        $14.072        $12.312        $11.865        $10.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            150            177            213            251
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.930        $12.205        $11.780        $10.767         $8.585
  Accumulation Unit Value at end of
   period                                $12.887        $13.930        $12.205        $11.780        $10.767
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             13             23             22             23

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.469        $11.156         $9.911         $7.758        $12.859
  Accumulation Unit Value at end of
   period                                $12.275        $10.469        $11.156         $9.911         $7.758
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.285        $10.977         $9.766         $7.656        $12.710
  Accumulation Unit Value at end of
   period                                $12.041        $10.285        $10.977         $9.766         $7.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.285        $10.977         $9.766         $7.656        $12.710
  Accumulation Unit Value at end of
   period                                $12.041        $10.285        $10.977         $9.766         $7.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.236         $9.871         $8.796         $6.906        $11.481
  Accumulation Unit Value at end of
   period                                $10.796         $9.236         $9.871         $8.796         $6.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.236         $9.871         $8.796         $6.906        $11.481
  Accumulation Unit Value at end of
   period                                $10.796         $9.236         $9.871         $8.796         $6.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.093        $10.793         $9.622         $7.558        $12.573
  Accumulation Unit Value at end of
   period                                $11.793        $10.093        $10.793         $9.622         $7.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.082         $9.721         $8.675         $6.821        $11.358
  Accumulation Unit Value at end of
   period                                $10.600         $9.082         $9.721         $8.675         $6.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             14             16             15
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.952        $10.658         $9.516         $7.486        $12.471
  Accumulation Unit Value at end of
   period                                $11.610         $9.952        $10.658         $9.516         $7.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.952        $10.658         $9.516         $7.486        $12.471
  Accumulation Unit Value at end of
   period                                $11.610         $9.952        $10.658         $9.516         $7.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.090        $10.811         $9.657         $7.601             --
  Accumulation Unit Value at end of
   period                                $11.765        $10.090        $10.811         $9.657             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.907        $12.191        $11.772        $10.766         $8.588
  Accumulation Unit Value at end of
   period                                $12.859        $13.907        $12.191        $11.772        $10.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.766        $12.086        $11.688        $10.705         $8.552
  Accumulation Unit Value at end of
   period                                $12.710        $13.766        $12.086        $11.688        $10.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              1             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.766        $12.086        $11.688        $10.705         $8.552
  Accumulation Unit Value at end of
   period                                $12.710        $13.766        $12.086        $11.688        $10.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              2              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.454        $10.950        $10.606         $9.872             --
  Accumulation Unit Value at end of
   period                                $11.481        $12.454        $10.950        $10.606             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.454        $10.950        $10.606         $9.728         $7.783
  Accumulation Unit Value at end of
   period                                $11.481        $12.454        $10.950        $10.606         $9.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.644        $12.003        $11.632        $10.674         $8.545
  Accumulation Unit Value at end of
   period                                $12.573        $13.644        $12.003        $11.632        $10.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.338        $10.865        $10.539         $9.823             --
  Accumulation Unit Value at end of
   period                                $11.358        $12.338        $10.865        $10.539             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             70             48             48             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.554        $11.942        $11.589        $10.807             --
  Accumulation Unit Value at end of
   period                                $12.471        $13.554        $11.942        $11.589             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.554        $11.942        $11.589        $10.652         $8.539
  Accumulation Unit Value at end of
   period                                $12.471        $13.554        $11.942        $11.589        $10.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.912         $9.559         $8.547         $6.734        $11.235
  Accumulation Unit Value at end of
   period                                $10.381         $8.912         $9.559         $8.547         $6.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.873         $9.522         $8.519         $6.715             --
  Accumulation Unit Value at end of
   period                                $10.331         $8.873         $9.522         $8.519             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.825         $9.475         $8.481         $6.688             --
  Accumulation Unit Value at end of
   period                                $10.270         $8.825         $9.475         $8.481             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              6             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.717         $9.373         $8.402         $6.636             --
  Accumulation Unit Value at end of
   period                                $10.129         $8.717         $9.373         $8.402             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             14             17             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.376         $4.628         $4.001         $2.880         $4.687
  Accumulation Unit Value at end of
   period                                 $5.073         $4.376         $4.628         $4.001         $2.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             17             25             33             37
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.299         $4.554         $3.942         $2.843         $4.633
  Accumulation Unit Value at end of
   period                                 $4.976         $4.299         $4.554         $3.942         $2.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.281         $4.537         $3.930         $2.835         $4.623
  Accumulation Unit Value at end of
   period                                 $4.953         $4.281         $4.537         $3.930         $2.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.206         $4.464         $3.873         $2.798         $4.569
  Accumulation Unit Value at end of
   period                                 $4.859         $4.206         $4.464         $3.873         $2.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.206         $4.464         $3.873         $2.798         $4.569
  Accumulation Unit Value at end of
   period                                 $4.859         $4.206         $4.464         $3.873         $2.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.555         $4.842         $4.206         $3.043         $4.978
  Accumulation Unit Value at end of
   period                                 $5.254         $4.555         $4.842         $4.206         $3.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.230        $10.791        $10.488         $9.794             --
  Accumulation Unit Value at end of
   period                                $11.235        $12.230        $10.791        $10.488             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT GROWTH OPPORTUNITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.510         $4.213         $4.104         $4.090         $3.371
  Accumulation Unit Value at end of
   period                                 $4.687         $4.510         $4.213         $4.104         $4.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             74            112            139            155
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.464         $4.176         $4.074         $4.067         $3.357
  Accumulation Unit Value at end of
   period                                 $4.633         $4.464         $4.176         $4.074         $4.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.457         $4.172         $4.072         $4.066         $3.358
  Accumulation Unit Value at end of
   period                                 $4.623         $4.457         $4.172         $4.072         $4.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.411         $4.135         $4.042         $4.043         $3.344
  Accumulation Unit Value at end of
   period                                 $4.569         $4.411         $4.135         $4.042         $4.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.411         $4.135         $4.042         $4.043         $3.344
  Accumulation Unit Value at end of
   period                                 $4.569         $4.411         $4.135         $4.042         $4.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.813         $4.519         $4.424         $4.492             --
  Accumulation Unit Value at end of
   period                                 $4.978         $4.813         $4.519         $4.424             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.555         $4.842         $4.206         $3.043         $4.978
  Accumulation Unit Value at end of
   period                                 $5.254         $4.555         $4.842         $4.206         $3.043
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.127         $4.390         $3.816         $2.762         $4.520
  Accumulation Unit Value at end of
   period                                 $4.759         $4.127         $4.390         $3.816         $2.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.479         $4.768         $4.148         $3.006         $4.924
  Accumulation Unit Value at end of
   period                                 $5.158         $4.479         $4.768         $4.148         $3.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              4              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.069         $4.335         $3.773         $2.736         $4.483
  Accumulation Unit Value at end of
   period                                 $4.685         $4.069         $4.335         $3.773         $2.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.069         $4.335         $3.773         $2.736         $4.483
  Accumulation Unit Value at end of
   period                                 $4.685         $4.069         $4.335         $3.773         $2.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.879         $4.134         $3.600         $2.611             --
  Accumulation Unit Value at end of
   period                                 $4.463         $3.879         $4.134         $3.600             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.395         $4.688         $4.087         $2.968         $4.871
  Accumulation Unit Value at end of
   period                                 $5.052         $4.395         $4.688         $4.087         $2.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.376         $4.670         $4.074         $2.959             --
  Accumulation Unit Value at end of
   period                                 $5.028         $4.376         $4.670         $4.074             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.352         $4.647         $4.056         $2.948             --
  Accumulation Unit Value at end of
   period                                 $4.998         $4.352         $4.647         $4.056             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.813         $4.519         $4.424         $4.431         $3.670
  Accumulation Unit Value at end of
   period                                 $4.978         $4.813         $4.519         $4.424         $4.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.373         $4.107         $4.023         $4.032         $3.341
  Accumulation Unit Value at end of
   period                                 $4.520         $4.373         $4.107         $4.023         $4.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.768         $4.484         $4.396         $4.470             --
  Accumulation Unit Value at end of
   period                                 $4.924         $4.768         $4.484         $4.396             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              4              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.344         $4.086         $4.008         $4.078             --
  Accumulation Unit Value at end of
   period                                 $4.483         $4.344         $4.086         $4.008             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.344         $4.086         $4.008         $4.023         $3.339
  Accumulation Unit Value at end of
   period                                 $4.483         $4.344         $4.086         $4.008         $4.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.726         $4.453         $4.375         $4.456             --
  Accumulation Unit Value at end of
   period                                 $4.871         $4.726         $4.453         $4.375             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.299         $4.597         $4.018         $2.925             --
  Accumulation Unit Value at end of
   period                                 $4.929         $4.299         $4.597         $4.018             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.653        $16.597        $14.759         $9.966        $13.669
  Accumulation Unit Value at end of
   period                                $19.051        $16.653        $16.597        $14.759         $9.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              5              6              7
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.361        $16.331        $14.543         $9.835        $13.511
  Accumulation Unit Value at end of
   period                                $18.689        $16.361        $16.331        $14.543         $9.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.294        $16.271        $14.498         $9.809        $13.482
  Accumulation Unit Value at end of
   period                                $18.602        $16.294        $16.271        $14.498         $9.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.008        $16.010        $14.286         $9.680        $13.325
  Accumulation Unit Value at end of
   period                                $18.249        $16.008        $16.010        $14.286         $9.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.008        $16.010        $14.286         $9.680        $13.325
  Accumulation Unit Value at end of
   period                                $18.249        $16.008        $16.010        $14.286         $9.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.781        $16.808        $15.021        $10.193        $14.052
  Accumulation Unit Value at end of
   period                                $19.101        $16.781        $16.808        $15.021        $10.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.781        $16.808        $15.021        $10.193        $14.052
  Accumulation Unit Value at end of
   period                                $19.101        $16.781        $16.808        $15.021        $10.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.709        $15.743        $14.076         $9.557        $13.181
  Accumulation Unit Value at end of
   period                                $17.872        $15.709        $15.743        $14.076         $9.557
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.501        $16.552        $14.815        $10.069        $13.901
  Accumulation Unit Value at end of
   period                                $18.754        $16.501        $16.552        $14.815        $10.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.485        $12.373        $12.171        $11.165         $8.948
  Accumulation Unit Value at end of
   period                                $13.669        $13.485        $12.373        $12.171        $11.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             18             21             19             19
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.349        $12.266        $12.084        $11.102         $8.910
  Accumulation Unit Value at end of
   period                                $13.511        $13.349        $12.266        $12.084        $11.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.327        $12.252        $12.076        $11.100         $8.914
  Accumulation Unit Value at end of
   period                                $13.482        $13.327        $12.252        $12.076        $11.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.192        $12.146        $11.989        $11.037         $8.876
  Accumulation Unit Value at end of
   period                                $13.325        $13.192        $12.146        $11.989        $11.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.192        $12.146        $11.989        $11.037         $8.876
  Accumulation Unit Value at end of
   period                                $13.325        $13.192        $12.146        $11.989        $11.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.932        $12.847        $12.701        $11.898             --
  Accumulation Unit Value at end of
   period                                $14.052        $13.932        $12.847        $12.701             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.932        $12.847        $12.701        $11.710         $9.431
  Accumulation Unit Value at end of
   period                                $14.052        $13.932        $12.847        $12.701        $11.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.076        $12.063        $11.932        $11.006         $8.869
  Accumulation Unit Value at end of
   period                                $13.181        $13.076        $12.063        $11.932        $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.803        $12.748        $12.621        $11.839             --
  Accumulation Unit Value at end of
   period                                $13.901        $13.803        $12.748        $12.621             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             11             31             92             --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.489        $15.545        $13.920         $9.465        $13.075
  Accumulation Unit Value at end of
   period                                $17.595        $15.489        $15.545        $13.920         $9.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.489        $15.545        $13.920         $9.465        $13.075
  Accumulation Unit Value at end of
   period                                $17.595        $15.489        $15.545        $13.920         $9.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.318        $15.381        $13.780         $9.375             --
  Accumulation Unit Value at end of
   period                                $17.393        $15.318        $15.381        $13.780             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.193        $16.276        $14.597         $9.940        $13.751
  Accumulation Unit Value at end of
   period                                $18.368        $16.193        $16.276        $14.597         $9.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.123        $16.214        $14.548         $9.912             --
  Accumulation Unit Value at end of
   period                                $18.279        $16.123        $16.214        $14.548             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.035        $16.134        $14.483         $9.873             --
  Accumulation Unit Value at end of
   period                                $18.171        $16.035        $16.134        $14.483             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.839        $15.960        $14.349         $9.796             --
  Accumulation Unit Value at end of
   period                                $17.921        $15.839        $15.960        $14.349             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.570        $16.003        $14.771        $10.214        $13.615
  Accumulation Unit Value at end of
   period                                $18.095        $16.570        $16.003        $14.771        $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              7             10             16             15
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.279        $15.746        $14.555        $10.080        $13.457
  Accumulation Unit Value at end of
   period                                $17.751        $16.279        $15.746        $14.555        $10.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.212        $15.689        $14.510        $10.053        $13.428
  Accumulation Unit Value at end of
   period                                $17.669        $16.212        $15.689        $14.510        $10.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.989        $12.002        $11.888        $11.157             --
  Accumulation Unit Value at end of
   period                                $13.075        $12.989        $12.002        $11.888             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.989        $12.002        $11.888        $10.983         $8.863
  Accumulation Unit Value at end of
   period                                $13.075        $12.989        $12.002        $11.888        $10.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.682        $12.661        $12.560        $11.804             --
  Accumulation Unit Value at end of
   period                                $13.751        $13.682        $12.661        $12.560             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.122        $12.731        $12.613        $12.248        $11.894
  Accumulation Unit Value at end of
   period                                $13.615        $13.122        $12.731        $12.613        $12.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             49             54             58             65
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.989        $12.621        $12.523        $12.178        $11.845
  Accumulation Unit Value at end of
   period                                $13.457        $12.989        $12.621        $12.523        $12.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.967        $12.607        $12.515        $12.177        $11.849
  Accumulation Unit Value at end of
   period                                $13.428        $12.967        $12.607        $12.515        $12.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.928        $15.437        $14.298         $9.921        $13.272
  Accumulation Unit Value at end of
   period                                $17.333        $15.928        $15.437        $14.298         $9.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.928        $15.437        $14.298         $9.921        $13.272
  Accumulation Unit Value at end of
   period                                $17.333        $15.928        $15.437        $14.298         $9.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.228        $14.781        $13.711         $9.528        $12.765
  Accumulation Unit Value at end of
   period                                $16.546        $15.228        $14.781        $13.711         $9.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.228        $14.781        $13.711         $9.528        $12.765
  Accumulation Unit Value at end of
   period                                $16.546        $15.228        $14.781        $13.711         $9.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.630        $15.179        $14.087         $9.795        $13.129
  Accumulation Unit Value at end of
   period                                $16.975        $15.630        $15.179        $14.087         $9.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.974        $14.556        $13.523         $9.412        $12.628
  Accumulation Unit Value at end of
   period                                $16.246        $14.974        $14.556        $13.523         $9.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              7             12             17
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.411        $14.989        $13.932         $9.701        $13.023
  Accumulation Unit Value at end of
   period                                $16.712        $15.411        $14.989        $13.932         $9.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.411        $14.989        $13.932         $9.701        $13.023
  Accumulation Unit Value at end of
   period                                $16.712        $15.411        $14.989        $13.932         $9.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.290        $14.878        $13.836         $9.639             --
  Accumulation Unit Value at end of
   period                                $16.572        $15.290        $14.878        $13.836             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.694        $14.313        $13.324         $9.291        $12.492
  Accumulation Unit Value at end of
   period                                $15.911        $14.694        $14.313        $13.324         $9.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.836        $12.498        $12.425        $12.107        $11.799
  Accumulation Unit Value at end of
   period                                $13.272        $12.836        $12.498        $12.425        $12.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.836        $12.498        $12.425        $12.107        $11.799
  Accumulation Unit Value at end of
   period                                $13.272        $12.836        $12.498        $12.425        $12.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.364        $12.056        $12.004        $11.824             --
  Accumulation Unit Value at end of
   period                                $12.765        $12.364        $12.056        $12.004             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.364        $12.056        $12.004        $11.715        $11.434
  Accumulation Unit Value at end of
   period                                $12.765        $12.364        $12.056        $12.004        $11.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.723        $12.412        $12.365        $12.073        $11.789
  Accumulation Unit Value at end of
   period                                $13.129        $12.723        $12.412        $12.365        $12.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.250        $11.962        $11.929        $11.766             --
  Accumulation Unit Value at end of
   period                                $12.628        $12.250        $11.962        $11.929             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             22             44             45             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.639        $12.349        $12.320        $12.158             --
  Accumulation Unit Value at end of
   period                                $13.023        $12.639        $12.349        $12.320             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.639        $12.349        $12.320        $12.048        $11.782
  Accumulation Unit Value at end of
   period                                $13.023        $12.639        $12.349        $12.320        $12.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.142        $11.881        $11.871        $11.731             --
  Accumulation Unit Value at end of
   period                                $12.492        $12.142        $11.881        $11.871             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.631        $14.258        $13.279         $9.265             --
  Accumulation Unit Value at end of
   period                                $15.834        $14.631        $14.258        $13.279             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.551        $14.188        $13.220         $9.229             --
  Accumulation Unit Value at end of
   period                                $15.740        $14.551        $14.188        $13.220             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.373        $14.035        $13.097         $9.157             --
  Accumulation Unit Value at end of
   period                                $15.524        $14.373        $14.035        $13.097             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.311         $8.925         $8.226         $6.694        $12.111
  Accumulation Unit Value at end of
   period                                 $8.789         $7.311         $8.925         $8.226         $6.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             35             48             61             70
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.183         $8.782         $8.106         $6.606        $11.970
  Accumulation Unit Value at end of
   period                                 $8.622         $7.183         $8.782         $8.106         $6.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              7              7              7
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.153         $8.750         $8.081         $6.588        $11.944
  Accumulation Unit Value at end of
   period                                 $8.582         $7.153         $8.750         $8.081         $6.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.027         $8.609         $7.963         $6.502        $11.806
  Accumulation Unit Value at end of
   period                                 $8.419         $7.027         $8.609         $7.963         $6.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.027         $8.609         $7.963         $6.502        $11.806
  Accumulation Unit Value at end of
   period                                 $8.419         $7.027         $8.609         $7.963         $6.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.100         $9.939         $9.206         $7.528        $13.690
  Accumulation Unit Value at end of
   period                                 $9.689         $8.100         $9.939         $9.206         $7.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.100         $9.939         $9.206         $7.528        $13.690
  Accumulation Unit Value at end of
   period                                 $9.689         $8.100         $9.939         $9.206         $7.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.334         $8.999         $8.134         $7.099         $5.601
  Accumulation Unit Value at end of
   period                                $12.111        $11.334         $8.999         $8.134         $7.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            124            145            156            173
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.219         $8.921         $8.075         $7.058         $5.577
  Accumulation Unit Value at end of
   period                                $11.970        $11.219         $8.921         $8.075         $7.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             17             18             19
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.200         $8.911         $8.070         $7.057         $5.579
  Accumulation Unit Value at end of
   period                                $11.944        $11.200         $8.911         $8.070         $7.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.086         $8.834         $8.012         $7.017         $5.556
  Accumulation Unit Value at end of
   period                                $11.806        $11.086         $8.834         $8.012         $7.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.086         $8.834         $8.012         $7.017         $5.556
  Accumulation Unit Value at end of
   period                                $11.806        $11.086         $8.834         $8.012         $7.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.875        $10.274         $9.333         $8.320             --
  Accumulation Unit Value at end of
   period                                $13.690        $12.875        $10.274         $9.333             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.875        $10.274         $9.333         $8.186         $6.491
  Accumulation Unit Value at end of
   period                                $13.690        $12.875        $10.274         $9.333         $8.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.896         $8.466         $7.846         $6.419        $11.678
  Accumulation Unit Value at end of
   period                                 $8.245         $6.896         $8.466         $7.846         $6.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.965         $9.788         $9.080         $7.436        $13.543
  Accumulation Unit Value at end of
   period                                 $9.514         $7.965         $9.788         $9.080         $7.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              4             13             21
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.799         $8.359         $7.759         $6.357        $11.584
  Accumulation Unit Value at end of
   period                                 $8.117         $6.799         $8.359         $7.759         $6.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.799         $8.359         $7.759         $6.357        $11.584
  Accumulation Unit Value at end of
   period                                 $8.117         $6.799         $8.359         $7.759         $6.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.299         $7.748         $7.195         $5.899             --
  Accumulation Unit Value at end of
   period                                 $7.516         $6.299         $7.748         $7.195             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.816         $9.624         $8.946         $7.341        $13.397
  Accumulation Unit Value at end of
   period                                 $9.317         $7.816         $9.624         $8.946         $7.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.782         $9.587         $8.916         $7.320             --
  Accumulation Unit Value at end of
   period                                 $9.272         $7.782         $9.587         $8.916             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.740         $9.540         $8.877         $7.292             --
  Accumulation Unit Value at end of
   period                                 $9.217         $7.740         $9.540         $8.877             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.645         $9.437         $8.794         $7.235             --
  Accumulation Unit Value at end of
   period                                 $9.091         $7.645         $9.437         $8.794             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              5              5             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.989         $8.773         $7.974         $6.997         $5.551
  Accumulation Unit Value at end of
   period                                $11.678        $10.989         $8.773         $7.974         $6.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.756        $10.194         $9.274         $8.279             --
  Accumulation Unit Value at end of
   period                                $13.543        $12.756        $10.194         $9.274             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             31             34             35             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.916         $8.728         $7.945         $7.095             --
  Accumulation Unit Value at end of
   period                                $11.584        $10.916         $8.728         $7.945             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.916         $8.728         $7.945         $6.982         $5.548
  Accumulation Unit Value at end of
   period                                $11.584        $10.916         $8.728         $7.945         $6.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.644        $10.125         $9.229         $8.254             --
  Accumulation Unit Value at end of
   period                                $13.397        $12.644        $10.125         $9.229             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.659         $6.991         $6.318         $4.631         $8.164
  Accumulation Unit Value at end of
   period                                 $6.753         $5.659         $6.991         $6.318         $4.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             23             23             30
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.560         $6.878         $6.226         $4.570         $8.069
  Accumulation Unit Value at end of
   period                                 $6.625         $5.560         $6.878         $6.226         $4.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.537         $6.853         $6.206         $4.558         $8.052
  Accumulation Unit Value at end of
   period                                 $6.594         $5.537         $6.853         $6.206         $4.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.440         $6.743         $6.116         $4.498         $7.958
  Accumulation Unit Value at end of
   period                                 $6.469         $5.440         $6.743         $6.116         $4.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.440         $6.743         $6.116         $4.498         $7.958
  Accumulation Unit Value at end of
   period                                 $6.469         $5.440         $6.743         $6.116         $4.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.348        $10.364         $9.414         $6.934        $12.287
  Accumulation Unit Value at end of
   period                                 $9.912         $8.348        $10.364         $9.414         $6.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.348        $10.364         $9.414         $6.934        $12.287
  Accumulation Unit Value at end of
   period                                 $9.912         $8.348        $10.364         $9.414         $6.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.338         $6.631         $6.026         $4.441         $7.873
  Accumulation Unit Value at end of
   period                                 $6.335         $5.338         $6.631         $6.026         $4.441
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.209        $10.206         $9.284         $6.849        $12.154
  Accumulation Unit Value at end of
   period                                 $9.732         $8.209        $10.206         $9.284         $6.849
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.264         $6.547         $5.959         $4.398         $7.809
  Accumulation Unit Value at end of
   period                                 $6.237         $5.264         $6.547         $5.959         $4.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.264         $6.547         $5.959         $4.398         $7.809
  Accumulation Unit Value at end of
   period                                 $6.237         $5.264         $6.547         $5.959         $4.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.313         $5.880         $5.038         $4.507         $3.431
  Accumulation Unit Value at end of
   period                                 $8.164         $7.313         $5.880         $5.038         $4.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             44             32             41             42
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.239         $5.829         $5.001         $4.481         $3.417
  Accumulation Unit Value at end of
   period                                 $8.069         $7.239         $5.829         $5.001         $4.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.227         $5.822         $4.998         $4.481         $3.418
  Accumulation Unit Value at end of
   period                                 $8.052         $7.227         $5.822         $4.998         $4.481
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.154         $5.772         $4.962         $4.455         $3.404
  Accumulation Unit Value at end of
   period                                 $7.958         $7.154         $5.772         $4.962         $4.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.154         $5.772         $4.962         $4.455         $3.404
  Accumulation Unit Value at end of
   period                                 $7.958         $7.154         $5.772         $4.962         $4.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.061         $8.938         $7.696         $6.965             --
  Accumulation Unit Value at end of
   period                                $12.287        $11.061         $8.938         $7.696             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.061         $8.938         $7.696         $6.920         $5.294
  Accumulation Unit Value at end of
   period                                $12.287        $11.061         $8.938         $7.696         $6.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.091         $5.732         $4.938         $4.443         $3.401
  Accumulation Unit Value at end of
   period                                 $7.873         $7.091         $5.732         $4.938         $4.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.958         $8.868         $7.647         $6.931             --
  Accumulation Unit Value at end of
   period                                $12.154        $10.958         $8.868         $7.647             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.044         $5.703         $4.921         $4.461             --
  Accumulation Unit Value at end of
   period                                 $7.809         $7.044         $5.703         $4.921             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.044         $5.703         $4.921         $4.433         $3.399
  Accumulation Unit Value at end of
   period                                 $7.809         $7.044         $5.703         $4.921         $4.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.884         $6.079         $5.535         $4.087             --
  Accumulation Unit Value at end of
   period                                 $5.785         $4.884         $6.079         $5.535             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.056        $10.036         $9.148         $6.762        $12.024
  Accumulation Unit Value at end of
   period                                 $9.531         $8.056        $10.036         $9.148         $6.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.021         $9.997         $9.117         $6.743             --
  Accumulation Unit Value at end of
   period                                 $9.485         $8.021         $9.997         $9.117             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.977         $9.948         $9.077         $6.716             --
  Accumulation Unit Value at end of
   period                                 $9.429         $7.977         $9.948         $9.077             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.879         $9.841         $8.992         $6.663             --
  Accumulation Unit Value at end of
   period                                 $9.299         $7.879         $9.841         $8.992             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.084        $11.860        $11.228         $9.023        $16.952
  Accumulation Unit Value at end of
   period                                $12.102        $10.084        $11.860        $11.228         $9.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8             13             15             15
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.907        $11.670        $11.064         $8.905        $16.755
  Accumulation Unit Value at end of
   period                                $11.871         $9.907        $11.670        $11.064         $8.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.866        $11.627        $11.029         $8.881        $16.719
  Accumulation Unit Value at end of
   period                                $11.816         $9.866        $11.627        $11.029         $8.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.693        $11.441        $10.868         $8.765        $16.524
  Accumulation Unit Value at end of
   period                                $11.592         $9.693        $11.441        $10.868         $8.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.693        $11.441        $10.868         $8.765        $16.524
  Accumulation Unit Value at end of
   period                                $11.592         $9.693        $11.441        $10.868         $8.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.862         $8.808         $7.610         $6.910             --
  Accumulation Unit Value at end of
   period                                $12.024        $10.862         $8.808         $7.610             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INTERNATIONAL VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.065        $12.805        $11.381         $9.540         $7.018
  Accumulation Unit Value at end of
   period                                $16.952        $16.065        $12.805        $11.381         $9.540
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             23             18             10             10
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.902        $12.694        $11.299         $9.486         $6.989
  Accumulation Unit Value at end of
   period                                $16.755        $15.902        $12.694        $11.299         $9.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.876        $12.680        $11.292         $9.484         $6.991
  Accumulation Unit Value at end of
   period                                $16.719        $15.876        $12.680        $11.292         $9.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.715        $12.570        $11.211         $9.430         $6.962
  Accumulation Unit Value at end of
   period                                $16.524        $15.715        $12.570        $11.211         $9.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.715        $12.570        $11.211         $9.430         $6.962
  Accumulation Unit Value at end of
   period                                $16.524        $15.715        $12.570        $11.211         $9.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.782        $11.563        $11.001         $8.885        $16.777
  Accumulation Unit Value at end of
   period                                $11.681         $9.782        $11.563        $11.001         $8.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.782        $11.563        $11.001         $8.885        $16.777
  Accumulation Unit Value at end of
   period                                $11.681         $9.782        $11.563        $11.001         $8.885
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.512        $11.250        $10.708         $8.653        $16.346
  Accumulation Unit Value at end of
   period                                $11.353         $9.512        $11.250        $10.708         $8.653
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.619        $11.388        $10.850         $8.777        $16.597
  Accumulation Unit Value at end of
   period                                $11.469         $9.619        $11.388        $10.850         $8.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.378        $11.108        $10.590         $8.570        $16.214
  Accumulation Unit Value at end of
   period                                $11.176         $9.378        $11.108        $10.590         $8.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.378        $11.108        $10.590         $8.570        $16.214
  Accumulation Unit Value at end of
   period                                $11.176         $9.378        $11.108        $10.590         $8.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.135        $10.826        $10.326         $8.361             --
  Accumulation Unit Value at end of
   period                                $10.882         $9.135        $10.826        $10.326             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.439        $11.198        $10.691         $8.665        $16.418
  Accumulation Unit Value at end of
   period                                $11.232         $9.439        $11.198        $10.691         $8.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.398        $11.155        $10.655         $8.640             --
  Accumulation Unit Value at end of
   period                                $11.178         $9.398        $11.155        $10.655             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.347        $11.099        $10.608         $8.606             --
  Accumulation Unit Value at end of
   period                                $11.112         $9.347        $11.099        $10.608             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.979        $12.801        $11.434         $9.770             --
  Accumulation Unit Value at end of
   period                                $16.777        $15.979        $12.801        $11.434             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.979        $12.801        $11.434         $9.632         $7.122
  Accumulation Unit Value at end of
   period                                $16.777        $15.979        $12.801        $11.434         $9.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.577        $12.484        $11.157         $9.404         $6.956
  Accumulation Unit Value at end of
   period                                $16.346        $15.577        $12.484        $11.157         $9.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.831        $12.701        $11.362         $9.722             --
  Accumulation Unit Value at end of
   period                                $16.597        $15.831        $12.701        $11.362             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              6              5              5             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.474        $12.421        $11.117         $9.517             --
  Accumulation Unit Value at end of
   period                                $16.214        $15.474        $12.421        $11.117             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.474        $12.421        $11.117         $9.384         $6.952
  Accumulation Unit Value at end of
   period                                $16.214        $15.474        $12.421        $11.117         $9.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.692        $12.615        $11.307         $9.693             --
  Accumulation Unit Value at end of
   period                                $16.418        $15.692        $12.615        $11.307             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.233        $10.980        $10.509         $8.539             --
  Accumulation Unit Value at end of
   period                                $10.959         $9.233        $10.980        $10.509             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.311         $6.397         $5.694         $4.414         $7.405
  Accumulation Unit Value at end of
   period                                 $7.270         $6.311         $6.397         $5.694         $4.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             61             71             82             89
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.200         $6.294         $5.611         $4.356         $7.319
  Accumulation Unit Value at end of
   period                                 $7.132         $6.200         $6.294         $5.611         $4.356
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              5              5              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.174         $6.271         $5.594         $4.345         $7.303
  Accumulation Unit Value at end of
   period                                 $7.099         $6.174         $6.271         $5.594         $4.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.066         $6.170         $5.512         $4.288         $7.218
  Accumulation Unit Value at end of
   period                                 $6.964         $6.066         $6.170         $5.512         $4.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.066         $6.170         $5.512         $4.288         $7.218
  Accumulation Unit Value at end of
   period                                 $6.964         $6.066         $6.170         $5.512         $4.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.286         $6.404         $5.729         $4.463         $7.525
  Accumulation Unit Value at end of
   period                                 $7.206         $6.286         $6.404         $5.729         $4.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.286         $6.404         $5.729         $4.463         $7.525
  Accumulation Unit Value at end of
   period                                 $7.206         $6.286         $6.404         $5.729         $4.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.953         $6.067         $5.431         $4.233         $7.140
  Accumulation Unit Value at end of
   period                                 $6.820         $5.953         $6.067         $5.431         $4.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.181         $6.307         $5.651         $4.409         $7.444
  Accumulation Unit Value at end of
   period                                 $7.075         $6.181         $6.307         $5.651         $4.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              6             16             26

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.918         $7.048         $6.569         $5.914         $4.717
  Accumulation Unit Value at end of
   period                                 $7.405         $7.918         $7.048         $6.569         $5.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                135            190            228            259            292
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.838         $6.987         $6.522         $5.880         $4.697
  Accumulation Unit Value at end of
   period                                 $7.319         $7.838         $6.987         $6.522         $5.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              7              7              7             30
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.825         $6.979         $6.518         $5.879         $4.699
  Accumulation Unit Value at end of
   period                                 $7.303         $7.825         $6.979         $6.518         $5.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.746         $6.919         $6.471         $5.846         $4.679
  Accumulation Unit Value at end of
   period                                 $7.218         $7.746         $6.919         $6.471         $5.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.746         $6.919         $6.471         $5.846         $4.679
  Accumulation Unit Value at end of
   period                                 $7.218         $7.746         $6.919         $6.471         $5.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.087         $7.235         $6.777         $6.253             --
  Accumulation Unit Value at end of
   period                                 $7.525         $8.087         $7.235         $6.777             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.087         $7.235         $6.777         $6.131         $4.915
  Accumulation Unit Value at end of
   period                                 $7.525         $8.087         $7.235         $6.777         $6.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.678         $6.871         $6.440         $5.829         $4.675
  Accumulation Unit Value at end of
   period                                 $7.140         $7.678         $6.871         $6.440         $5.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.012         $7.178         $6.734         $6.222             --
  Accumulation Unit Value at end of
   period                                 $7.444         $8.012         $7.178         $6.734             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             35             36             38             --

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.869         $5.991         $5.371         $4.192         $7.083
  Accumulation Unit Value at end of
   period                                 $6.714         $5.869         $5.991         $5.371         $4.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.869         $5.991         $5.371         $4.192         $7.083
  Accumulation Unit Value at end of
   period                                 $6.714         $5.869         $5.991         $5.371         $4.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.659         $5.779         $5.183         $4.048             --
  Accumulation Unit Value at end of
   period                                 $6.470         $5.659         $5.779         $5.183             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.066         $6.201         $5.567         $4.352         $7.364
  Accumulation Unit Value at end of
   period                                 $6.929         $6.066         $6.201         $5.567         $4.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.040         $6.178         $5.549         $4.340             --
  Accumulation Unit Value at end of
   period                                 $6.896         $6.040         $6.178         $5.549             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.007         $6.147         $5.524         $4.323             --
  Accumulation Unit Value at end of
   period                                 $6.855         $6.007         $6.147         $5.524             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.933         $6.081         $5.473         $4.289             --
  Accumulation Unit Value at end of
   period                                 $6.761         $5.933         $6.081         $5.473             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              5             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.103         $1.118         $1.132         $1.119
  Accumulation Unit Value at end of
   period                                 $1.073         $1.088         $1.103         $1.118         $1.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            430            469            422            478
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.069         $1.085         $1.102         $1.117         $1.106
  Accumulation Unit Value at end of
   period                                 $1.053         $1.069         $1.085         $1.102         $1.117
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6              6              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.065         $1.082         $1.099         $1.114         $1.104
  Accumulation Unit Value at end of
   period                                 $1.048         $1.065         $1.082         $1.099         $1.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.627         $6.836         $6.416         $5.931             --
  Accumulation Unit Value at end of
   period                                 $7.083         $7.627         $6.836         $6.416             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.627         $6.836         $6.416         $5.817         $4.672
  Accumulation Unit Value at end of
   period                                 $7.083         $7.627         $6.836         $6.416         $5.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.942         $7.129         $6.701         $6.203             --
  Accumulation Unit Value at end of
   period                                 $7.364         $7.942         $7.129         $6.701             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MONEY MARKET FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.083         $1.052         $1.040         $1.048         $1.058
  Accumulation Unit Value at end of
   period                                 $1.119         $1.083         $1.052         $1.040         $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                276            269            315            355            632
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.072         $1.043         $1.033         $1.042         $1.053
  Accumulation Unit Value at end of
   period                                 $1.106         $1.072         $1.043         $1.033         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              6              6             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.070         $1.042         $1.033         $1.042         $1.054
  Accumulation Unit Value at end of
   period                                 $1.104         $1.070         $1.042         $1.033         $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.046         $1.064         $1.083         $1.099         $1.091
  Accumulation Unit Value at end of
   period                                 $1.028         $1.046         $1.064         $1.083         $1.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.046         $1.064         $1.083         $1.099         $1.091
  Accumulation Unit Value at end of
   period                                 $1.028         $1.046         $1.064         $1.083         $1.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.003         $1.023         $1.042         $1.060         $1.053
  Accumulation Unit Value at end of
   period                                 $0.985         $1.003         $1.023         $1.042         $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.003         $1.023         $1.042         $1.060         $1.053
  Accumulation Unit Value at end of
   period                                 $0.985         $1.003         $1.023         $1.042         $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.026         $1.046         $1.067         $1.085         $1.079
  Accumulation Unit Value at end of
   period                                 $1.007         $1.026         $1.046         $1.067         $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.987         $1.007         $1.027         $1.047         $1.042
  Accumulation Unit Value at end of
   period                                 $0.967         $0.987         $1.007         $1.027         $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10            128            142            166            185
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.012         $1.033         $1.055         $1.075         $1.070
  Accumulation Unit Value at end of
   period                                 $0.991         $1.012         $1.033         $1.055         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.012         $1.033         $1.055         $1.075         $1.070
  Accumulation Unit Value at end of
   period                                 $0.991         $1.012         $1.033         $1.055         $1.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.002         $1.024         $1.046         $1.066             --
  Accumulation Unit Value at end of
   period                                 $0.981         $1.002         $1.024         $1.046             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.968         $0.990         $1.012         $1.033         $1.030
  Accumulation Unit Value at end of
   period                                 $0.947         $0.968         $0.990         $1.012         $1.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.059         $1.033         $1.025         $1.036         $1.049
  Accumulation Unit Value at end of
   period                                 $1.091         $1.059         $1.033         $1.025         $1.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.059         $1.033         $1.025         $1.036         $1.049
  Accumulation Unit Value at end of
   period                                 $1.091         $1.059         $1.033         $1.025         $1.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.024         $1.000         $0.994         $1.005             --
  Accumulation Unit Value at end of
   period                                 $1.053         $1.024         $1.000         $0.994             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.024         $1.000         $0.994         $1.006         $1.020
  Accumulation Unit Value at end of
   period                                 $1.053         $1.024         $1.000         $0.994         $1.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.050         $1.026         $1.020         $1.033         $1.048
  Accumulation Unit Value at end of
   period                                 $1.079         $1.050         $1.026         $1.020         $1.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.014         $0.992         $0.987         $1.000             --
  Accumulation Unit Value at end of
   period                                 $1.042         $1.014         $0.992         $0.987             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                222            136            117             68             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.043         $1.020         $1.016         $1.030             --
  Accumulation Unit Value at end of
   period                                 $1.070         $1.043         $1.020         $1.016             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.043         $1.020         $1.016         $1.031         $1.048
  Accumulation Unit Value at end of
   period                                 $1.070         $1.043         $1.020         $1.016         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.005         $0.985         $0.983         $0.997             --
  Accumulation Unit Value at end of
   period                                 $1.030         $1.005         $0.985         $0.983             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.964         $0.986         $1.009         $1.030             --
  Accumulation Unit Value at end of
   period                                 $0.942         $0.964         $0.986         $1.009             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.959         $0.981         $1.004         $1.026             --
  Accumulation Unit Value at end of
   period                                 $0.937         $0.959         $0.981         $1.004             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             28             28             28             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.947         $0.971         $0.995         $1.018             --
  Accumulation Unit Value at end of
   period                                 $0.924         $0.947         $0.971         $0.995             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              4             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.603         $4.918         $4.171         $3.201         $5.300
  Accumulation Unit Value at end of
   period                                 $5.299         $4.603         $4.918         $4.171         $3.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197            222            257            157            191
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.522         $4.839         $4.110         $3.159         $5.238
  Accumulation Unit Value at end of
   period                                 $5.199         $4.522         $4.839         $4.110         $3.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             14             17              8              8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.503         $4.821         $4.097         $3.151         $5.227
  Accumulation Unit Value at end of
   period                                 $5.175         $4.503         $4.821         $4.097         $3.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.424         $4.744         $4.038         $3.110         $5.166
  Accumulation Unit Value at end of
   period                                 $5.076         $4.424         $4.744         $4.038         $3.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.424         $4.744         $4.038         $3.110         $5.166
  Accumulation Unit Value at end of
   period                                 $5.076         $4.424         $4.744         $4.038         $3.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.185         $5.568         $4.746         $3.661         $6.091
  Accumulation Unit Value at end of
   period                                 $5.941         $5.185         $5.568         $4.746         $3.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.185         $5.568         $4.746         $3.661         $6.091
  Accumulation Unit Value at end of
   period                                 $5.941         $5.185         $5.568         $4.746         $3.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT MULTI-CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.083         $4.748         $4.377         $4.024         $3.081
  Accumulation Unit Value at end of
   period                                 $5.300         $5.083         $4.748         $4.377         $4.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243            319            387            454            504
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.031         $4.707         $4.346         $4.001         $3.068
  Accumulation Unit Value at end of
   period                                 $5.238         $5.031         $4.707         $4.346         $4.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9              9             14
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.023         $4.702         $4.343         $4.001         $3.070
  Accumulation Unit Value at end of
   period                                 $5.227         $5.023         $4.702         $4.343         $4.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.972         $4.661         $4.312         $3.978         $3.057
  Accumulation Unit Value at end of
   period                                 $5.166         $4.972         $4.661         $4.312         $3.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $4.972         $4.661         $4.312         $3.978         $3.057
  Accumulation Unit Value at end of
   period                                 $5.166         $4.972         $4.661         $4.312         $3.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.871         $5.512         $5.107         $4.835             --
  Accumulation Unit Value at end of
   period                                 $6.091         $5.871         $5.512         $5.107             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.871         $5.512         $5.107         $4.719         $3.631
  Accumulation Unit Value at end of
   period                                 $6.091         $5.871         $5.512         $5.107         $4.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.342         $4.664         $3.978         $3.070         $5.110
  Accumulation Unit Value at end of
   period                                 $4.971         $4.342         $4.664         $3.978         $3.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.099         $5.483         $4.681         $3.616         $6.026
  Accumulation Unit Value at end of
   period                                 $5.833         $5.099         $5.483         $4.681         $3.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              8              6             14             20
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.281         $4.606         $3.934         $3.040         $5.069
  Accumulation Unit Value at end of
   period                                 $4.894         $4.281         $4.606         $3.934         $3.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.281         $4.606         $3.934         $3.040         $5.069
  Accumulation Unit Value at end of
   period                                 $4.894         $4.281         $4.606         $3.934         $3.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.913         $4.213         $3.600         $2.784             --
  Accumulation Unit Value at end of
   period                                 $4.472         $3.913         $4.213         $3.600             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.004         $5.392         $4.612         $3.570         $5.961
  Accumulation Unit Value at end of
   period                                 $5.712         $5.004         $5.392         $4.612         $3.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.982         $5.371         $4.597         $3.560             --
  Accumulation Unit Value at end of
   period                                 $5.685         $4.982         $5.371         $4.597             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.955         $5.344         $4.576         $3.546             --
  Accumulation Unit Value at end of
   period                                 $5.651         $4.955         $5.344         $4.576             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.894         $5.287         $4.534         $3.518             --
  Accumulation Unit Value at end of
   period                                 $5.573         $4.894         $5.287         $4.534             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              6              6             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.928         $4.629         $4.291         $3.967         $3.054
  Accumulation Unit Value at end of
   period                                 $5.110         $4.928         $4.629         $4.291         $3.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.817         $5.469         $5.075         $4.811             --
  Accumulation Unit Value at end of
   period                                 $6.026         $5.817         $5.469         $5.075             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             30             30             31             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $4.896         $4.606         $4.276         $4.055             --
  Accumulation Unit Value at end of
   period                                 $5.069         $4.896         $4.606         $4.276             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.896         $4.606         $4.276         $3.958         $3.052
  Accumulation Unit Value at end of
   period                                 $5.069         $4.896         $4.606         $4.276         $3.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.766         $5.432         $5.050         $4.797             --
  Accumulation Unit Value at end of
   period                                 $5.961         $5.766         $5.432         $5.050             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.245        $17.363        $14.193        $10.355        $18.367
  Accumulation Unit Value at end of
   period                                $18.623        $16.245        $17.363        $14.193        $10.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              3              6              6              6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.035        $17.164        $14.051        $10.267        $18.239
  Accumulation Unit Value at end of
   period                                $18.355        $16.035        $17.164        $14.051        $10.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.965        $17.099        $14.005        $10.238        $18.196
  Accumulation Unit Value at end of
   period                                $18.266        $15.965        $17.099        $14.005        $10.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.759        $16.903        $13.865        $10.151        $18.069
  Accumulation Unit Value at end of
   period                                $18.003        $15.759        $16.903        $13.865        $10.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7             10             13             14
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.759        $16.903        $13.865        $10.151        $18.069
  Accumulation Unit Value at end of
   period                                $18.003        $15.759        $16.903        $13.865        $10.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              7             10             13             14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.555        $16.710        $13.727        $10.065        $17.943
  Accumulation Unit Value at end of
   period                                $17.744        $15.555        $16.710        $13.727        $10.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10             15             22             29
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.555        $16.710        $13.727        $10.065        $17.943
  Accumulation Unit Value at end of
   period                                $17.744        $15.555        $16.710        $13.727        $10.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             10             15             22             29
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.488        $16.646        $13.681        $10.037        $17.902
  Accumulation Unit Value at end of
   period                                $17.658        $15.488        $16.646        $13.681        $10.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.354        $16.519        $13.591         $9.980        $17.818
  Accumulation Unit Value at end of
   period                                $17.489        $15.354        $16.519        $13.591         $9.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.288        $16.455        $13.545         $9.952        $17.777
  Accumulation Unit Value at end of
   period                                $17.404        $15.288        $16.455        $13.545         $9.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.288        $16.455        $13.545         $9.952        $17.777
  Accumulation Unit Value at end of
   period                                $17.404        $15.288        $16.455        $13.545         $9.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.316        $16.143        $14.559        $12.789        $10.000
  Accumulation Unit Value at end of
   period                                $18.367        $18.316        $16.143        $14.559        $12.789
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              9              7              2              5
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.216        $16.078        $14.523        $12.776        $10.000
  Accumulation Unit Value at end of
   period                                $18.239        $18.216        $16.078        $14.523        $12.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.183        $16.057        $14.511        $12.772        $10.000
  Accumulation Unit Value at end of
   period                                $18.196        $18.183        $16.057        $14.511        $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.083        $15.993        $14.474        $12.759        $10.000
  Accumulation Unit Value at end of
   period                                $18.069        $18.083        $15.993        $14.474        $12.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             38             25             23             24
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.083        $15.993        $14.474        $12.759        $10.000
  Accumulation Unit Value at end of
   period                                $18.069        $18.083        $15.993        $14.474        $12.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             38             25             23             24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.984        $15.929        $14.438        $12.936             --
  Accumulation Unit Value at end of
   period                                $17.943        $17.984        $15.929        $14.438             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.984        $15.929        $14.438        $12.746        $10.000
  Accumulation Unit Value at end of
   period                                $17.943        $17.984        $15.929        $14.438        $12.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.951        $15.908        $14.426        $12.742        $10.000
  Accumulation Unit Value at end of
   period                                $17.902        $17.951        $15.908        $14.426        $12.742
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.885        $15.865        $14.402        $12.921             --
  Accumulation Unit Value at end of
   period                                $17.818        $17.885        $15.865        $14.402             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              5             12             14             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.852        $15.844        $14.390        $12.916             --
  Accumulation Unit Value at end of
   period                                $17.777        $17.852        $15.844        $14.390             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.852        $15.844        $14.390        $12.729        $10.000
  Accumulation Unit Value at end of
   period                                $17.777        $17.852        $15.844        $14.390        $12.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

42                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.222        $16.392        $13.500         $9.923             --
  Accumulation Unit Value at end of
   period                                $17.320        $15.222        $16.392        $13.500             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.090        $16.267        $13.410         $9.867        $17.653
  Accumulation Unit Value at end of
   period                                $17.153        $15.090        $16.267        $13.410         $9.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.025        $16.205        $13.366         $9.839             --
  Accumulation Unit Value at end of
   period                                $17.071        $15.025        $16.205        $13.366             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.960        $16.143        $13.321         $9.812             --
  Accumulation Unit Value at end of
   period                                $16.988        $14.960        $16.143        $13.321             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.777        $15.969        $13.197         $9.735             --
  Accumulation Unit Value at end of
   period                                $16.755        $14.777        $15.969        $13.197             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.987         $8.244         $7.184         $5.470         $9.026
  Accumulation Unit Value at end of
   period                                 $9.288         $7.987         $8.244         $7.184         $5.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              9              9             11
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.847         $8.112         $7.079         $5.398         $8.921
  Accumulation Unit Value at end of
   period                                 $9.111         $7.847         $8.112         $7.079         $5.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              3              3              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.815         $8.082         $7.057         $5.384         $8.902
  Accumulation Unit Value at end of
   period                                 $9.069         $7.815         $8.082         $7.057         $5.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.678         $7.952         $6.954         $5.313         $8.799
  Accumulation Unit Value at end of
   period                                 $8.896         $7.678         $7.952         $6.954         $5.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.678         $7.952         $6.954         $5.313         $8.799
  Accumulation Unit Value at end of
   period                                 $8.896         $7.678         $7.952         $6.954         $5.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.754        $15.781        $14.354        $12.902             --
  Accumulation Unit Value at end of
   period                                $17.653        $17.754        $15.781        $14.354             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT RESEARCH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.103         $8.293         $8.009         $7.551         $6.110
  Accumulation Unit Value at end of
   period                                 $9.026         $9.103         $8.293         $8.009         $7.551
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             26             34             43             50
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.010         $8.221         $7.951         $7.508         $6.084
  Accumulation Unit Value at end of
   period                                 $8.921         $9.010         $8.221         $7.951         $7.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              6             25
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.996         $8.212         $7.946         $7.507         $6.086
  Accumulation Unit Value at end of
   period                                 $8.902         $8.996         $8.212         $7.946         $7.507
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.904         $8.141         $7.889         $7.464         $6.061
  Accumulation Unit Value at end of
   period                                 $8.799         $8.904         $8.141         $7.889         $7.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.904         $8.141         $7.889         $7.464         $6.061
  Accumulation Unit Value at end of
   period                                 $8.799         $8.904         $8.141         $7.889         $7.464
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           43

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.587         $7.871         $6.893         $5.274         $8.748
  Accumulation Unit Value at end of
   period                                 $8.779         $7.587         $7.871         $6.893         $5.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.587         $7.871         $6.893         $5.274         $8.748
  Accumulation Unit Value at end of
   period                                 $8.779         $7.587         $7.871         $6.893         $5.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.534         $7.819         $6.851         $5.245         $8.704
  Accumulation Unit Value at end of
   period                                 $8.713         $7.534         $7.819         $6.851         $5.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.461         $7.751         $6.798         $5.210         $8.653
  Accumulation Unit Value at end of
   period                                 $8.619         $7.461         $7.751         $6.798         $5.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.429         $7.721         $6.776         $5.195         $8.633
  Accumulation Unit Value at end of
   period                                 $8.578         $7.429         $7.721         $6.776         $5.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.429         $7.721         $6.776         $5.195         $8.633
  Accumulation Unit Value at end of
   period                                 $8.578         $7.429         $7.721         $6.776         $5.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.311         $7.603         $6.675         $5.120             --
  Accumulation Unit Value at end of
   period                                 $8.438         $7.311         $7.603         $6.675             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.322         $7.622         $6.698         $5.143         $8.560
  Accumulation Unit Value at end of
   period                                 $8.442         $7.322         $7.622         $6.698         $5.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.290         $7.592         $6.676         $5.129             --
  Accumulation Unit Value at end of
   period                                 $8.401         $7.290         $7.592         $6.676             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.250         $7.555         $6.646         $5.109             --
  Accumulation Unit Value at end of
   period                                 $8.351         $7.250         $7.555         $6.646             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.866         $8.118         $7.879         $7.531             --
  Accumulation Unit Value at end of
   period                                 $8.748         $8.866         $8.118         $7.879             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.866         $8.118         $7.879         $7.465         $6.071
  Accumulation Unit Value at end of
   period                                 $8.748         $8.866         $8.118         $7.879         $7.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.826         $8.085         $7.851         $7.443         $6.056
  Accumulation Unit Value at end of
   period                                 $8.704         $8.826         $8.085         $7.851         $7.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.784         $8.054         $7.829         $7.494             --
  Accumulation Unit Value at end of
   period                                 $8.653         $8.784         $8.054         $7.829             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.768         $8.044         $7.822         $7.491             --
  Accumulation Unit Value at end of
   period                                 $8.633         $8.768         $8.044         $7.822             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.768         $8.044         $7.822         $7.427         $6.052
  Accumulation Unit Value at end of
   period                                 $8.633         $8.768         $8.044         $7.822         $7.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.706         $8.000         $7.791         $7.471             --
  Accumulation Unit Value at end of
   period                                 $8.560         $8.706         $8.000         $7.791             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

44                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.161         $7.473         $6.584         $5.069             --
  Accumulation Unit Value at end of
   period                                 $8.236         $7.161         $7.473         $6.584             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.646        $20.912        $16.833        $12.978        $21.704
  Accumulation Unit Value at end of
   period                                $22.761        $19.646        $20.912        $16.833        $12.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              4              6              6
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.302        $20.576        $16.587        $12.808        $21.452
  Accumulation Unit Value at end of
   period                                $22.328        $19.302        $20.576        $16.587        $12.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.222        $20.501        $16.535        $12.774        $21.406
  Accumulation Unit Value at end of
   period                                $22.225        $19.222        $20.501        $16.535        $12.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.885        $20.172        $16.294        $12.606        $21.157
  Accumulation Unit Value at end of
   period                                $21.802        $18.885        $20.172        $16.294        $12.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.885        $20.172        $16.294        $12.606        $21.157
  Accumulation Unit Value at end of
   period                                $21.802        $18.885        $20.172        $16.294        $12.606
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.624        $18.853        $15.251        $11.818        $19.863
  Accumulation Unit Value at end of
   period                                $20.316        $17.624        $18.853        $15.251        $11.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.624        $18.853        $15.251        $11.818        $19.863
  Accumulation Unit Value at end of
   period                                $20.316        $17.624        $18.853        $15.251        $11.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.532        $19.835        $16.054        $12.445        $20.929
  Accumulation Unit Value at end of
   period                                $21.353        $18.532        $19.835        $16.054        $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.330        $18.566        $15.042        $11.673        $19.650
  Accumulation Unit Value at end of
   period                                $19.947        $17.330        $18.566        $15.042        $11.673
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT SMALL CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.218        $21.803        $20.658        $16.598        $11.247
  Accumulation Unit Value at end of
   period                                $21.704        $25.218        $21.803        $20.658        $16.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             22             23             20             21
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.962        $21.614        $20.510        $16.503        $11.200
  Accumulation Unit Value at end of
   period                                $21.452        $24.962        $21.614        $20.510        $16.503
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.921        $21.589        $20.496        $16.501        $11.204
  Accumulation Unit Value at end of
   period                                $21.406        $24.921        $21.589        $20.496        $16.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.669        $21.403        $20.349        $16.407        $11.157
  Accumulation Unit Value at end of
   period                                $21.157        $24.669        $21.403        $20.349        $16.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.669        $21.403        $20.349        $16.407        $11.157
  Accumulation Unit Value at end of
   period                                $21.157        $24.669        $21.403        $20.349        $16.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.195        $20.154        $19.191        $16.122             --
  Accumulation Unit Value at end of
   period                                $19.863        $23.195        $20.154        $19.191             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $23.195        $20.154        $19.191        $15.497        $10.554
  Accumulation Unit Value at end of
   period                                $19.863        $23.195        $20.154        $19.191        $15.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.452        $21.257        $20.251        $16.361        $11.148
  Accumulation Unit Value at end of
   period                                $20.929        $24.452        $21.257        $20.251        $16.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.980        $19.997        $19.070        $16.042             --
  Accumulation Unit Value at end of
   period                                $19.650        $22.980        $19.997        $19.070             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              9             10              9             --

HARTFORD LIFE INSURANCE COMPANY                                           45

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.272        $19.586        $15.876        $12.326        $20.760
  Accumulation Unit Value at end of
   period                                $21.021        $18.272        $19.586        $15.876        $12.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.272        $19.586        $15.876        $12.326        $20.760
  Accumulation Unit Value at end of
   period                                $21.021        $18.272        $19.586        $15.876        $12.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.901        $19.198        $15.569        $12.094             --
  Accumulation Unit Value at end of
   period                                $20.584        $17.901        $19.198        $15.569             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.006        $18.256        $14.821        $11.524        $19.438
  Accumulation Unit Value at end of
   period                                $19.536        $17.006        $18.256        $14.821        $11.524
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.933        $18.187        $14.771        $11.491             --
  Accumulation Unit Value at end of
   period                                $19.441        $16.933        $18.187        $14.771             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.840        $18.097        $14.705        $11.446             --
  Accumulation Unit Value at end of
   period                                $19.326        $16.840        $18.097        $14.705             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4              5             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.634        $17.901        $14.569        $11.357             --
  Accumulation Unit Value at end of
   period                                $19.060        $16.634        $17.901        $14.569             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11             11             11             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.010         $7.419         $6.228         $3.854         $6.206
  Accumulation Unit Value at end of
   period                                 $6.769         $6.010         $7.419         $6.228         $3.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 72             96            103            110            119
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.904         $7.300         $6.137         $3.803         $6.134
  Accumulation Unit Value at end of
   period                                 $6.641         $5.904         $7.300         $6.137         $3.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9              9             10             12
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.880         $7.273         $6.118         $3.793         $6.121
  Accumulation Unit Value at end of
   period                                 $6.610         $5.880         $7.273         $6.118         $3.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.290        $21.148        $20.178        $16.982             --
  Accumulation Unit Value at end of
   period                                $20.760        $24.290        $21.148        $20.178             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.290        $21.148        $20.178        $16.326        $11.141
  Accumulation Unit Value at end of
   period                                $20.760        $24.290        $21.148        $20.178        $16.326
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.778        $19.861        $18.978        $15.994             --
  Accumulation Unit Value at end of
   period                                $19.438        $22.778        $19.861        $18.978             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.964         $5.737         $5.504         $5.314         $4.315
  Accumulation Unit Value at end of
   period                                 $6.206         $5.964         $5.737         $5.504         $5.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            230            278            354            394
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.904         $5.687         $5.465         $5.284         $4.296
  Accumulation Unit Value at end of
   period                                 $6.134         $5.904         $5.687         $5.465         $5.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             15             24             24             26
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.894         $5.680         $5.461         $5.283         $4.298
  Accumulation Unit Value at end of
   period                                 $6.121         $5.894         $5.680         $5.461         $5.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --

46                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.777         $7.156         $6.028         $3.743         $6.050
  Accumulation Unit Value at end of
   period                                 $6.484         $5.777         $7.156         $6.028         $3.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.777         $7.156         $6.028         $3.743         $6.050
  Accumulation Unit Value at end of
   period                                 $6.484         $5.777         $7.156         $6.028         $3.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.643         $8.242         $6.954         $4.324         $6.999
  Accumulation Unit Value at end of
   period                                 $7.446         $6.643         $8.242         $6.954         $4.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.643         $8.242         $6.954         $4.324         $6.999
  Accumulation Unit Value at end of
   period                                 $7.446         $6.643         $8.242         $6.954         $4.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.669         $7.037         $5.940         $3.695         $5.984
  Accumulation Unit Value at end of
   period                                 $6.350         $5.669         $7.037         $5.940         $3.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.533         $8.117         $6.858         $4.271         $6.924
  Accumulation Unit Value at end of
   period                                 $7.311         $6.533         $8.117         $6.858         $4.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              6              8             18
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.589         $6.948         $5.874         $3.660         $5.936
  Accumulation Unit Value at end of
   period                                 $6.252         $5.589         $6.948         $5.874         $3.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.589         $6.948         $5.874         $3.660         $5.936
  Accumulation Unit Value at end of
   period                                 $6.252         $5.589         $6.948         $5.874         $3.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.200         $6.468         $5.471         $3.410             --
  Accumulation Unit Value at end of
   period                                 $5.814         $5.200         $6.468         $5.471             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.411         $7.981         $6.757         $4.217         $6.849
  Accumulation Unit Value at end of
   period                                 $7.160         $6.411         $7.981         $6.757         $4.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.834         $5.631         $5.422         $5.253         $4.280
  Accumulation Unit Value at end of
   period                                 $6.050         $5.834         $5.631         $5.422         $5.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.834         $5.631         $5.422         $5.253         $4.280
  Accumulation Unit Value at end of
   period                                 $6.050         $5.834         $5.631         $5.422         $5.253
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.760         $6.535         $6.301         $6.239             --
  Accumulation Unit Value at end of
   period                                 $6.999         $6.760         $6.535         $6.301             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.760         $6.535         $6.301         $6.115         $4.989
  Accumulation Unit Value at end of
   period                                 $6.999         $6.760         $6.535         $6.301         $6.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.783         $5.593         $5.396         $5.238         $4.276
  Accumulation Unit Value at end of
   period                                 $5.984         $5.783         $5.593         $5.396         $5.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.698         $6.484         $6.262         $6.208             --
  Accumulation Unit Value at end of
   period                                 $6.924         $6.698         $6.484         $6.262             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             30             49             55             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.745         $5.564         $5.376         $5.333             --
  Accumulation Unit Value at end of
   period                                 $5.936         $5.745         $5.564         $5.376             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.745         $5.564         $5.376         $5.227         $4.274
  Accumulation Unit Value at end of
   period                                 $5.936         $5.745         $5.564         $5.376         $5.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.639         $6.440         $6.232         $6.190             --
  Accumulation Unit Value at end of
   period                                 $6.849         $6.639         $6.440         $6.232             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           47

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.383         $7.951         $6.735         $4.205             --
  Accumulation Unit Value at end of
   period                                 $7.125         $6.383         $7.951         $6.735             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.348         $7.911         $6.705         $4.188             --
  Accumulation Unit Value at end of
   period                                 $7.083         $6.348         $7.911         $6.705             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              5              5              9             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.270         $7.826         $6.643         $4.155             --
  Accumulation Unit Value at end of
   period                                 $6.986         $6.270         $7.826         $6.643             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10             11             --
WESTERN ASSET VARIABLE GLOBAL HIGH
 YIELD BOND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.910         $1.904         $1.680         $1.095         $1.606
  Accumulation Unit Value at end of
   period                                 $2.229         $1.910         $1.904         $1.680         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             39             40             36             28
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.876         $1.873         $1.655         $1.081         $1.587
  Accumulation Unit Value at end of
   period                                 $2.185         $1.876         $1.873         $1.655         $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.869         $1.867         $1.651         $1.078         $1.584
  Accumulation Unit Value at end of
   period                                 $2.176         $1.869         $1.867         $1.651         $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.835         $1.836         $1.626         $1.064         $1.565
  Accumulation Unit Value at end of
   period                                 $2.134         $1.835         $1.836         $1.626         $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.835         $1.836         $1.626         $1.064         $1.565
  Accumulation Unit Value at end of
   period                                 $2.134         $1.835         $1.836         $1.626         $1.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.810         $1.813         $1.608         $1.054         $1.552
  Accumulation Unit Value at end of
   period                                 $2.101         $1.810         $1.813         $1.608         $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.810         $1.813         $1.608         $1.054         $1.552
  Accumulation Unit Value at end of
   period                                 $2.101         $1.810         $1.813         $1.608         $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
WESTERN ASSET VARIABLE GLOBAL HIGH
 YIELD BOND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.630         $1.494         $1.459         $1.332         $1.088
  Accumulation Unit Value at end of
   period                                 $1.606         $1.630         $1.494         $1.459         $1.332
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             75             85             83            149
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.613         $1.480         $1.448         $1.324         $1.083
  Accumulation Unit Value at end of
   period                                 $1.587         $1.613         $1.480         $1.448         $1.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.610         $1.479         $1.448         $1.324         $1.083
  Accumulation Unit Value at end of
   period                                 $1.584         $1.610         $1.479         $1.448         $1.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.594         $1.466         $1.437         $1.316         $1.078
  Accumulation Unit Value at end of
   period                                 $1.565         $1.594         $1.466         $1.437         $1.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.594         $1.466         $1.437         $1.316         $1.078
  Accumulation Unit Value at end of
   period                                 $1.565         $1.594         $1.466         $1.437         $1.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.583         $1.458         $1.432         $1.325             --
  Accumulation Unit Value at end of
   period                                 $1.552         $1.583         $1.458         $1.432             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.583         $1.458         $1.432         $1.313         $1.078
  Accumulation Unit Value at end of
   period                                 $1.552         $1.583         $1.458         $1.432         $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

48                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.801         $1.806         $1.602         $1.050         $1.548
  Accumulation Unit Value at end of
   period                                 $2.090         $1.801         $1.806         $1.602         $1.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.787         $1.793         $1.593         $1.045         $1.542
  Accumulation Unit Value at end of
   period                                 $2.071         $1.787         $1.793         $1.593         $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.776         $1.783         $1.584         $1.040         $1.536
  Accumulation Unit Value at end of
   period                                 $2.058         $1.776         $1.783         $1.584         $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.776         $1.783         $1.584         $1.040         $1.536
  Accumulation Unit Value at end of
   period                                 $2.058         $1.776         $1.783         $1.584         $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.883        $17.964        $15.971        $10.490             --
  Accumulation Unit Value at end of
   period                                $20.711        $17.883        $17.964        $15.971             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.755         $1.764         $1.570         $1.032         $1.526
  Accumulation Unit Value at end of
   period                                 $2.030         $1.755         $1.764         $1.570         $1.032
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.801        $17.908        $15.945        $10.489             --
  Accumulation Unit Value at end of
   period                                $20.584        $17.801        $17.908        $15.945             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.773        $17.889        $15.937        $10.488             --
  Accumulation Unit Value at end of
   period                                $20.542        $17.773        $17.889        $15.937             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.691        $17.833        $15.911        $10.487             --
  Accumulation Unit Value at end of
   period                                $20.417        $17.691        $17.833        $15.911             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.580         $1.456         $1.430         $1.312         $1.078
  Accumulation Unit Value at end of
   period                                 $1.548         $1.580         $1.456         $1.430         $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.575         $1.453         $1.428         $1.324             --
  Accumulation Unit Value at end of
   period                                 $1.542         $1.575         $1.453         $1.428             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.569         $1.448         $1.425         $1.321             --
  Accumulation Unit Value at end of
   period                                 $1.536         $1.569         $1.448         $1.425             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.569         $1.448         $1.425         $1.310         $1.077
  Accumulation Unit Value at end of
   period                                 $1.536         $1.569         $1.448         $1.425         $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.562         $1.444         $1.423         $1.321             --
  Accumulation Unit Value at end of
   period                                 $1.526         $1.562         $1.444         $1.423             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Ten (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Ten as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 PUTNAM VT
                                  PUTNAM VT      AMERICAN
                                  MULTI-CAP     GOVERNMENT
                                 VALUE FUND     INCOME FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    862,112      3,316,449
                                =============  =============
  Cost                            $10,555,824    $36,077,349
                                =============  =============
  Market value                    $12,204,125    $33,784,780
 Due from Sponsor Company              42,845             --
 Receivable from fund shares
  sold                                     --        130,455
 Other assets                               1              4
                                -------------  -------------
 Total assets                      12,246,971     33,915,239
                                -------------  -------------
LIABILITIES:
 Due to Sponsor Company                    --        130,455
 Payable for fund shares
  purchased                            42,845             --
 Other liabilities                         --             --
                                -------------  -------------
 Total liabilities                     42,845        130,455
                                -------------  -------------
NET ASSETS:
 For contract liabilities         $12,204,126    $33,784,784
                                =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        632,971      1,837,218
 Minimum unit fair value #*        $16.830544     $13.442039
 Maximum unit fair value #*        $19.910198     $19.443176
 Contract liability               $11,999,588    $33,500,567
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #         10,810         15,594
 Minimum unit fair value #*        $18.622980     $16.080696
 Maximum unit fair value #*        $19.062436     $18.345680
 Contract liability                  $204,538       $284,217

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM VT           PUTNAM VT           PUTNAM VT      PUTNAM VT
                                  DIVERSIFIED        GLOBAL ASSET           GLOBAL        GROWTH AND
                                  INCOME FUND       ALLOCATION FUND       EQUITY FUND    INCOME FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   8,794,998           3,776,396           6,341,595      25,728,225
                                 =============       =============       =============  ==============
  Cost                             $86,208,032         $40,952,955         $65,645,993    $371,256,596
                                 =============       =============       =============  ==============
  Market value                     $63,845,066         $60,467,586         $76,410,574    $463,335,172
 Due from Sponsor Company                   --                  --                  --              --
 Receivable from fund shares
  sold                                  26,674              15,267              35,627         391,581
 Other assets                                1                  --                  --              --
                                 -------------       -------------       -------------  --------------
 Total assets                       63,871,741          60,482,853          76,446,201     463,726,753
                                 -------------       -------------       -------------  --------------
LIABILITIES:
 Due to Sponsor Company                 26,674              15,267              35,627         391,581
 Payable for fund shares
  purchased                                 --                  --                  --              --
 Other liabilities                          --                   1                  --               1
                                 -------------       -------------       -------------  --------------
 Total liabilities                      26,674              15,268              35,627         391,582
                                 -------------       -------------       -------------  --------------
NET ASSETS:
 For contract liabilities          $63,845,067         $60,467,585         $76,410,574    $463,335,171
                                 =============       =============       =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       2,799,490           1,461,464           3,013,028       8,671,236
 Minimum unit fair value #*         $15.884733          $11.492452           $5.199202      $10.128799
 Maximum unit fair value #*         $28.219769          $42.115825          $25.917415      $54.607194
 Contract liability                $62,699,478         $59,484,434         $75,421,355    $455,011,184
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          50,277              26,239              38,877         155,808
 Minimum unit fair value #*         $22.323091          $12.727301           $6.120037      $12.104206
 Maximum unit fair value #*         $22.819730          $42.115825          $25.556266      $53.893294
 Contract liability                 $1,145,589            $983,151            $989,219      $8,323,987

                                       PUTNAM VT           PUTNAM VT      PUTNAM VT
                                         GROWTH          GLOBAL HEALTH      HIGH
                                   OPPORTUNITIES FUND      CARE FUND     YIELD FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         943,658           1,496,935     10,223,879
                                      ============       =============  =============
  Cost                                  $8,606,466         $15,537,419    $99,607,507
                                      ============       =============  =============
  Market value                          $6,021,488         $19,611,513    $72,469,789
 Due from Sponsor Company                       --              11,983             --
 Receivable from fund shares
  sold                                         663                  --         15,342
 Other assets                                   --                  --             --
                                      ------------       -------------  -------------
 Total assets                            6,022,151          19,623,496     72,485,131
                                      ------------       -------------  -------------
LIABILITIES:
 Due to Sponsor Company                        663                  --         15,342
 Payable for fund shares
  purchased                                     --              11,983             --
 Other liabilities                              --                  --              2
                                      ------------       -------------  -------------
 Total liabilities                             663              11,983         15,344
                                      ------------       -------------  -------------
NET ASSETS:
 For contract liabilities               $6,021,488         $19,611,513    $72,469,787
                                      ============       =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,082,674           1,315,043      1,493,489
 Minimum unit fair value #*              $4.370928           $9.352319     $16.468554
 Maximum unit fair value #*             $17.544928          $16.643604     $49.128549
 Contract liability                     $5,941,365         $19,440,969    $71,223,158
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              14,417              11,605         25,505
 Minimum unit fair value #*              $5.072649          $10.163060     $19.050951
 Maximum unit fair value #*              $5.558017          $14.904692     $49.128549
 Contract liability                        $80,123            $170,544     $1,246,629

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                  PUTNAM VT
                                  PUTNAM VT     INTERNATIONAL
                                 INCOME FUND     VALUE FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   9,668,513      2,976,072
                                ==============  =============
  Cost                            $105,045,817    $31,140,440
                                ==============  =============
  Market value                    $118,270,828    $27,928,336
 Due from Sponsor Company                   --         10,298
 Receivable from fund shares
  sold                                 104,745             --
 Other assets                               --              1
                                --------------  -------------
 Total assets                      118,375,573     27,938,635
                                --------------  -------------
LIABILITIES:
 Due to Sponsor Company                104,745             --
 Payable for fund shares
  purchased                                 --         10,298
 Other liabilities                           2             --
                                --------------  -------------
 Total liabilities                     104,747         10,298
                                --------------  -------------
NET ASSETS:
 For contract liabilities         $118,270,826    $27,928,337
                                ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       3,180,729      1,514,279
 Minimum unit fair value #*         $15.524086     $10.657143
 Maximum unit fair value #*         $39.152048     $21.942616
 Contract liability               $115,730,462    $27,537,193
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          65,918         21,023
 Minimum unit fair value #*         $18.635989     $11.962969
 Maximum unit fair value #*         $38.671494     $18.696054
 Contract liability                 $2,540,364       $391,144

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM VT      PUTNAM VT                             PUTNAM VT
                                 INTERNATIONAL  INTERNATIONAL        PUTNAM VT            MONEY
                                  EQUITY FUND    GROWTH FUND      INVESTORS FUND       MARKET FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  3,606,358      1,061,077           3,616,630         48,910,388
                                 ============   ============       =============      =============
  Cost                            $40,648,693    $11,270,507         $37,637,132        $48,910,388
                                 ============   ============       =============      =============
  Market value                    $41,276,644    $17,570,450         $41,901,790        $48,910,388
 Due from Sponsor Company              37,394             --              67,593                 --
 Receivable from fund shares
  sold                                     --          8,290                  --              8,712
 Other assets                              --              3                   1                 --
                                 ------------   ------------       -------------      -------------
 Total assets                      41,314,038     17,578,743          41,969,384         48,919,100
                                 ------------   ------------       -------------      -------------
LIABILITIES:
 Due to Sponsor Company                    --          8,290                  --              8,712
 Payable for fund shares
  purchased                            37,394             --              67,593                 --
 Other liabilities                          1             --                  --                  7
                                 ------------   ------------       -------------      -------------
 Total liabilities                     37,395          8,290              67,593              8,719
                                 ------------   ------------       -------------      -------------
NET ASSETS:
 For contract liabilities         $41,276,643    $17,570,453         $41,901,791        $48,910,381
                                 ============   ============       =============      =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,328,940      1,094,498           4,113,621         28,870,014
 Minimum unit fair value #*         $7.072107      $5.784797           $0.916681          $0.927970
 Maximum unit fair value #*        $19.681103     $19.391493          $10.557859         $11.607520
 Contract liability               $40,944,253    $17,406,687         $41,291,985        $48,479,337
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #         18,993          9,912              60,299            245,551
 Minimum unit fair value #*         $8.789156     $16.521871           $6.861713          $1.099329
 Maximum unit fair value #*        $19.402717     $16.521871          $10.414751          $1.760142
 Contract liability                  $332,390       $163,766            $609,806           $431,044

                                   PUTNAM VT                                PUTNAM VT
                                   MULTI-CAP            PUTNAM VT           SMALL CAP
                                  GROWTH FUND         RESEARCH FUND        VALUE FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    6,781,152             888,340           1,943,986
                                 ==============       =============       =============
  Cost                              $80,866,055         $10,211,778         $22,950,900
                                 ==============       =============       =============
  Market value                     $154,727,411         $12,282,389         $29,954,330
 Due from Sponsor Company                    --                  --             109,845
 Receivable from fund shares
  sold                                   23,871               1,010                  --
 Other assets                                 4                  --                  --
                                 --------------       -------------       -------------
 Total assets                       154,751,286          12,283,399          30,064,175
                                 --------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                  23,871               1,010                  --
 Payable for fund shares
  purchased                                  --                  --             109,845
 Other liabilities                           --                  --                  --
                                 --------------       -------------       -------------
 Total liabilities                       23,871               1,010             109,845
                                 --------------       -------------       -------------
NET ASSETS:
 For contract liabilities          $154,727,415         $12,282,389         $29,954,330
                                 ==============       =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        6,587,307             871,437           1,218,833
 Minimum unit fair value #*           $4.379926           $8.263495          $18.038393
 Maximum unit fair value #*          $32.892235          $14.836863          $27.683408
 Contract liability                $153,102,390         $12,126,833         $29,723,976
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           67,525              10,780               9,439
 Minimum unit fair value #*           $4.742696           $8.947842          $22.761261
 Maximum unit fair value #*          $25.252697          $14.644793          $24.651261
 Contract liability                  $1,625,025            $155,556            $230,354

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       PUTNAM VT           PUTNAM VT
                                     GEORGE PUTNAM           GLOBAL
                                     BALANCED FUND       UTILITIES FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,044,325           3,970,709
                                     =============       =============
  Cost                                 $39,290,492         $41,635,072
                                     =============       =============
  Market value                         $32,346,397         $48,243,083
 Due from Sponsor Company                       --                  --
 Receivable from fund shares
  sold                                      68,984              69,182
 Other assets                                   --                  --
                                     -------------       -------------
 Total assets                           32,415,381          48,312,265
                                     -------------       -------------
LIABILITIES:
 Due to Sponsor Company                     68,984              69,182
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                               1                  --
                                     -------------       -------------
 Total liabilities                          68,985              69,182
                                     -------------       -------------
NET ASSETS:
 For contract liabilities              $32,346,396         $48,243,083
                                     =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           2,584,508           1,886,803
 Minimum unit fair value #*             $10.325131           $8.813569
 Maximum unit fair value #*             $15.434483          $28.344214
 Contract liability                    $31,851,696         $47,227,349
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              40,044              40,337
 Minimum unit fair value #*             $12.353620           $9.488450
 Maximum unit fair value #*             $12.423589          $25.276981
 Contract liability                       $494,700          $1,015,734

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                              LEGG MASON
                                                                                             CLEARBRIDGE
                                                       PUTNAM VT           PUTNAM VT       VARIABLE EQUITY
                                   PUTNAM VT            CAPITAL             EQUITY          INCOME BUILDER
                                  VOYAGER FUND     OPPORTUNITIES FUND     INCOME FUND         PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    7,503,432            467,089           3,984,810              2,481
                                 ==============       ============       =============       ============
  Cost                             $106,759,498         $6,467,192         $43,251,009            $32,311
                                 ==============       ============       =============       ============
  Market value                     $273,760,686         $8,249,005         $63,042,607            $28,753
 Due from Sponsor Company                    --                 --                  --                 --
 Receivable from fund shares
  sold                                  130,179                887              21,134                  1
 Other assets                                 1                 --                  --                 --
                                 --------------       ------------       -------------       ------------
 Total assets                       273,890,866          8,249,892          63,063,741             28,754
                                 --------------       ------------       -------------       ------------
LIABILITIES:
 Due to Sponsor Company                 130,179                887              21,134                  1
 Payable for fund shares
  purchased                                  --                 --                  --                 --
 Other liabilities                           --                  3                   1                  1
                                 --------------       ------------       -------------       ------------
 Total liabilities                      130,179                890              21,135                  2
                                 --------------       ------------       -------------       ------------
NET ASSETS:
 For contract liabilities          $273,760,687         $8,249,002         $63,042,606            $28,752
                                 ==============       ============       =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        4,655,549            397,092           3,328,499              2,787
 Minimum unit fair value #*           $5.694044         $18.225867          $16.599408         $10.233470
 Maximum unit fair value #*          $64.688566         $21.707790          $19.741335         $10.320951
 Contract liability                $270,463,443         $8,210,871         $62,540,960            $28,752
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           56,238              1,835              26,547                 --
 Minimum unit fair value #*           $6.165604         $20.783546          $17.922374                 --
 Maximum unit fair value #*          $63.836759         $20.783546          $18.900842                 --
 Contract liability                  $3,297,244            $38,131            $501,646                 --

                                       LEGG MASON
                                  CLEARBRIDGE VARIABLE        WESTERN ASSET            LEGG MASON
                                       FUNDAMENTAL           VARIABLE GLOBAL      CLEARBRIDGE VARIABLE
                                      ALL CAP VALUE          HIGH YIELD BOND         LARGE CAP VALUE
                                        PORTFOLIO               PORTFOLIO               PORTFOLIO
                                       SUB-ACCOUNT           SUB-ACCOUNT (1)           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          11,625                   5,545                   4,441
                                       ===========             ===========             ===========
  Cost                                    $277,958                 $45,577                 $59,385
                                       ===========             ===========             ===========
  Market value                            $239,129                 $45,026                 $68,435
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                           9                       2                       3
 Other assets                                   --                      --                      --
                                       -----------             -----------             -----------
 Total assets                              239,138                  45,028                  68,438
                                       -----------             -----------             -----------
LIABILITIES:
 Due to Sponsor Company                          9                       2                       3
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                               1                      --                      --
                                       -----------             -----------             -----------
 Total liabilities                              10                       2                       3
                                       -----------             -----------             -----------
NET ASSETS:
 For contract liabilities                 $239,128                 $45,026                 $68,435
                                       ===========             ===========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              25,195                  20,203                  46,106
 Minimum unit fair value #*              $9.410497               $2.228629               $1.456722
 Maximum unit fair value #*              $9.491930               $2.228629               $1.485506
 Contract liability                       $239,128                 $45,026                 $68,435
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

(1) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                          PUTNAM VT
                                      PUTNAM VT           AMERICAN
                                      MULTI-CAP          GOVERNMENT
                                      VALUE FUND         INCOME FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $79,630          $1,014,441
                                     ------------       -------------
EXPENSES:
 Administrative charges                   (18,235)            (54,828)
 Mortality and expense risk
  charges                                (158,392)           (468,661)
                                     ------------       -------------
  Total expenses                         (176,627)           (523,489)
                                     ------------       -------------
  Net investment income (loss)            (96,997)            490,952
                                     ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   207,319            (172,324)
 Net realized gain on
  distributions                                --           5,017,094
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,601,384          (5,081,672)
                                     ------------       -------------
  Net gain (loss) on
   investments                          1,808,703            (236,902)
                                     ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,711,706            $254,050
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT               PUTNAM VT           PUTNAM VT           PUTNAM VT
                                DIVERSIFIED             GLOBAL ASSET          GLOBAL            GROWTH AND
                                INCOME FUND           ALLOCATION FUND       EQUITY FUND         INCOME FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $3,880,704                $617,536          $1,473,096          $9,388,953
                               -------------            ------------       -------------       -------------
EXPENSES:
 Administrative charges              (98,022)                (92,158)           (113,793)           (699,384)
 Mortality and expense risk
  charges                           (841,495)               (774,682)           (951,830)         (5,876,546)
                               -------------            ------------       -------------       -------------
  Total expenses                    (939,517)               (866,840)         (1,065,623)         (6,575,930)
                               -------------            ------------       -------------       -------------
  Net investment income
   (loss)                          2,941,187                (249,304)            407,473           2,813,023
                               -------------            ------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (4,459,902)              2,685,239             733,343          11,139,315
 Net realized gain on
  distributions                           --                      --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      7,884,800               5,068,104          11,931,998          62,593,190
                               -------------            ------------       -------------       -------------
  Net gain (loss) on
   investments                     3,424,898               7,753,343          12,665,341          73,732,505
                               -------------            ------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $6,366,085              $7,504,039         $13,072,814         $76,545,528
                               =============            ============       =============       =============

                                     PUTNAM VT               PUTNAM VT           PUTNAM VT
                                       GROWTH              GLOBAL HEALTH           HIGH
                                 OPPORTUNITIES FUND          CARE FUND          YIELD FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $17,944                $293,583          $5,738,886
                                    ------------            ------------       -------------
EXPENSES:
 Administrative charges                   (8,722)                (28,234)           (108,568)
 Mortality and expense risk
  charges                                (78,130)               (242,144)           (915,999)
                                    ------------            ------------       -------------
  Total expenses                         (86,852)               (270,378)         (1,024,567)
                                    ------------            ------------       -------------
  Net investment income
   (loss)                                (68,908)                 23,205           4,714,319
                                    ------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (695,789)                691,651          (6,633,183)
 Net realized gain on
  distributions                               --               1,586,440                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,654,704               1,307,513          11,833,824
                                    ------------            ------------       -------------
  Net gain (loss) on
   investments                           958,915               3,585,604           5,200,641
                                    ------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $890,007              $3,608,809          $9,914,960
                                    ============            ============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                      PUTNAM VT
                                  PUTNAM VT         INTERNATIONAL
                                 INCOME FUND         VALUE FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $6,379,978            $924,222
                                -------------       -------------
EXPENSES:
 Administrative charges              (179,765)            (41,353)
 Mortality and expense risk
  charges                          (1,536,031)           (353,340)
                                -------------       -------------
  Total expenses                   (1,715,796)           (394,693)
                                -------------       -------------
  Net investment income (loss)      4,664,182             529,529
                                -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             1,225,245          (1,304,688)
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,979,488           5,857,907
                                -------------       -------------
  Net gain (loss) on
   investments                      6,204,733           4,553,219
                                -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $10,868,915          $5,082,748
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT               PUTNAM VT                                       PUTNAM VT
                                   INTERNATIONAL           INTERNATIONAL             PUTNAM VT                 MONEY
                                    EQUITY FUND             GROWTH FUND            INVESTORS FUND           MARKET FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,010,702                $311,285                $665,663                 $5,352
                                    ------------            ------------            ------------            -----------
EXPENSES:
 Administrative charges                  (60,294)                (26,218)                (63,888)               (79,820)
 Mortality and expense risk
  charges                               (527,934)               (221,607)               (553,640)              (686,627)
                                    ------------            ------------            ------------            -----------
  Total expenses                        (588,228)               (247,825)               (617,528)              (766,447)
                                    ------------            ------------            ------------            -----------
  Net investment income
   (loss)                                422,474                  63,460                  48,135               (761,095)
                                    ------------            ------------            ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (636,889)              1,414,636                 560,978                     --
 Net realized gain on
  distributions                               --                      --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,834,553               1,749,417               5,530,342                     --
                                    ------------            ------------            ------------            -----------
  Net gain (loss) on
   investments                         7,197,664               3,164,053               6,091,320                     --
                                    ------------            ------------            ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,620,138              $3,227,513              $6,139,455              $(761,095)
                                    ============            ============            ============            ===========

                                 PUTNAM VT                                       PUTNAM VT
                                 MULTI-CAP               PUTNAM VT               SMALL CAP
                                GROWTH FUND            RESEARCH FUND             VALUE FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $798,695                $155,423                $212,230
                               -------------            ------------            ------------
EXPENSES:
 Administrative charges             (238,207)                (18,303)                (44,902)
 Mortality and expense risk
  charges                         (2,011,333)               (158,049)               (389,588)
                               -------------            ------------            ------------
  Total expenses                  (2,249,540)               (176,352)               (434,490)
                               -------------            ------------            ------------
  Net investment income
   (loss)                         (1,450,845)                (20,929)               (222,260)
                               -------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           10,998,885                 266,223               1,176,598
 Net realized gain on
  distributions                           --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     13,385,774               1,611,879               3,585,582
                               -------------            ------------            ------------
  Net gain (loss) on
   investments                    24,384,659               1,878,102               4,762,180
                               -------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $22,933,814              $1,857,173              $4,539,920
                               =============            ============            ============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       PUTNAM VT               PUTNAM VT
                                     GEORGE PUTNAM               GLOBAL
                                     BALANCED FUND           UTILITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $720,507              $2,091,349
                                     -------------            ------------
EXPENSES:
 Administrative charges                    (48,365)                (76,848)
 Mortality and expense risk
  charges                                 (415,077)               (646,431)
                                     -------------            ------------
  Total expenses                          (463,442)               (723,279)
                                     -------------            ------------
  Net investment income (loss)             257,065               1,368,070
                                     -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,451,081)              1,094,113
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,628,393                (465,320)
                                     -------------            ------------
  Net gain (loss) on
   investments                           3,177,312                 628,793
                                     -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,434,377              $1,996,863
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   LEGG MASON
                                                                                                  CLEARBRIDGE
                                                         PUTNAM VT           PUTNAM VT          VARIABLE EQUITY
                                 PUTNAM VT                CAPITAL             EQUITY             INCOME BUILDER
                               VOYAGER FUND          OPPORTUNITIES FUND     INCOME FUND            PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,140,056                 $58,970          $1,587,369                $835
                               -------------            ------------       -------------            --------
EXPENSES:
 Administrative charges             (432,998)                (13,257)            (92,403)                 --
 Mortality and expense risk
  charges                         (3,636,499)               (113,189)           (812,787)               (416)
                               -------------            ------------       -------------            --------
  Total expenses                  (4,069,497)               (126,446)           (905,190)               (416)
                               -------------            ------------       -------------            --------
  Net investment income
   (loss)                         (2,929,441)                (67,476)            682,179                 419
                               -------------            ------------       -------------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           27,236,696                 404,353           2,777,956              (2,649)
 Net realized gain on
  distributions                           --                      --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     11,203,858                 670,845           6,859,854               6,102
                               -------------            ------------       -------------            --------
  Net gain (loss) on
   investments                    38,440,554               1,075,198           9,637,810               3,453
                               -------------            ------------       -------------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                    $35,511,113              $1,007,722         $10,319,989              $3,872
                               =============            ============       =============            ========

                                     LEGG MASON
                                CLEARBRIDGE VARIABLE       WESTERN ASSET            LEGG MASON
                                     FUNDAMENTAL          VARIABLE GLOBAL      CLEARBRIDGE VARIABLE
                                    ALL CAP VALUE         HIGH YIELD BOND         LARGE CAP VALUE
                                      PORTFOLIO              PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (1)           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,990                 $3,421                  $1,726
                                      ---------               --------               ---------
EXPENSES:
 Administrative charges                      --                    (89)                   (155)
 Mortality and expense risk
  charges                                (3,455)                  (741)                 (1,295)
                                      ---------               --------               ---------
  Total expenses                         (3,455)                  (830)                 (1,450)
                                      ---------               --------               ---------
  Net investment income
   (loss)                                   535                  2,591                     276
                                      ---------               --------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (11,549)                (2,477)                  7,603
 Net realized gain on
  distributions                              --                     --                      66
 Net unrealized appreciation
  (depreciation) of
  investments during the year            43,655                  8,514                   7,299
                                      ---------               --------               ---------
  Net gain (loss) on
   investments                           32,106                  6,037                  14,968
                                      ---------               --------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $32,641                 $8,628                 $15,244
                                      =========               ========               =========

(1) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                      PUTNAM VT
                                  PUTNAM VT           AMERICAN
                                  MULTI-CAP          GOVERNMENT
                                 VALUE FUND          INCOME FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(96,997)           $490,952
 Net realized gain (loss) on
  security transactions               207,319            (172,324)
 Net realized gain on
  distributions                            --           5,017,094
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,601,384          (5,081,672)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,711,706             254,050
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            122,145             123,248
 Net transfers                       (496,465)           (626,126)
 Surrenders for benefit
  payments and fees                (1,155,424)         (5,285,471)
 Other transactions                      (317)                675
 Death benefits                      (182,034)         (1,113,177)
 Net annuity transactions              99,669             136,619
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,612,426)         (6,764,232)
                                -------------       -------------
 Net increase (decrease) in
  net assets                           99,280          (6,510,182)
NET ASSETS:
 Beginning of year                 12,104,846          40,294,966
                                -------------       -------------
 End of year                      $12,204,126         $33,784,784
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                PUTNAM VT             PUTNAM VT          PUTNAM VT          PUTNAM VT
                               DIVERSIFIED           GLOBAL ASSET         GLOBAL           GROWTH AND
                               INCOME FUND         ALLOCATION FUND      EQUITY FUND        INCOME FUND
                               SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $2,941,187             $(249,304)          $407,473         $2,813,023
 Net realized gain (loss) on
  security transactions          (4,459,902)            2,685,239            733,343         11,139,315
 Net realized gain on
  distributions                          --                    --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     7,884,800             5,068,104         11,931,998         62,593,190
                               ------------          ------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      6,366,085             7,504,039         13,072,814         76,545,528
                               ------------          ------------      -------------      -------------
UNIT TRANSACTIONS:
 Purchases                          219,610               138,411            542,558          2,052,616
 Net transfers                      426,518              (934,404)        (2,322,655)       (11,931,836)
 Surrenders for benefit
  payments and fees              (7,527,687)           (5,989,164)        (7,139,187)       (46,683,439)
 Other transactions                     419                (2,199)            (1,081)            (4,223)
 Death benefits                  (2,012,409)           (1,301,359)        (1,451,143)       (13,792,080)
 Net annuity transactions           288,782              (154,784)           110,640            (19,594)
                               ------------          ------------      -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (8,604,767)           (8,243,499)       (10,260,868)       (70,378,556)
                               ------------          ------------      -------------      -------------
 Net increase (decrease) in
  net assets                     (2,238,682)             (739,460)         2,811,946          6,166,972
NET ASSETS:
 Beginning of year               66,083,749            61,207,045         73,598,628        457,168,199
                               ------------          ------------      -------------      -------------
 End of year                    $63,845,067           $60,467,585        $76,410,574       $463,335,171
                               ============          ============      =============      =============

                                    PUTNAM VT         PUTNAM VT         PUTNAM VT
                                     GROWTH         GLOBAL HEALTH          HIGH
                               OPPORTUNITIES FUND     CARE FUND         YIELD FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(68,908)          $23,205         $4,714,319
 Net realized gain (loss) on
  security transactions               (695,789)          691,651         (6,633,183)
 Net realized gain on
  distributions                             --         1,586,440                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,654,704         1,307,513         11,833,824
                                   -----------      ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           890,007         3,608,809          9,914,960
                                   -----------      ------------       ------------
UNIT TRANSACTIONS:
 Purchases                               3,983            58,619            368,541
 Net transfers                         694,842           311,551          1,297,995
 Surrenders for benefit
  payments and fees                   (833,923)       (2,688,705)        (7,659,953)
 Other transactions                         21            (2,420)             2,654
 Death benefits                       (198,757)         (384,867)        (2,379,162)
 Net annuity transactions               60,364            14,068            (42,271)
                                   -----------      ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (273,470)       (2,691,754)        (8,412,196)
                                   -----------      ------------       ------------
 Net increase (decrease) in
  net assets                           616,537           917,055          1,502,764
NET ASSETS:
 Beginning of year                   5,404,951        18,694,458         70,967,023
                                   -----------      ------------       ------------
 End of year                        $6,021,488       $19,611,513        $72,469,787
                                   ===========      ============       ============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       PUTNAM VT
                                  PUTNAM VT          INTERNATIONAL
                                 INCOME FUND          VALUE FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $4,664,182            $529,529
 Net realized gain (loss) on
  security transactions              1,225,245          (1,304,688)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        4,979,488           5,857,907
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        10,868,915           5,082,748
                                --------------       -------------
UNIT TRANSACTIONS:
 Purchases                             759,741             165,172
 Net transfers                       1,671,301          (1,189,734)
 Surrenders for benefit
  payments and fees                (12,287,396)         (3,257,949)
 Other transactions                      1,868                  94
 Death benefits                     (3,754,711)           (717,164)
 Net annuity transactions              104,718              77,300
                                --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (13,504,479)         (4,922,281)
                                --------------       -------------
 Net increase (decrease) in
  net assets                        (2,635,564)            160,467
NET ASSETS:
 Beginning of year                 120,906,390          27,767,870
                                --------------       -------------
 End of year                      $118,270,826         $27,928,337
                                ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT          PUTNAM VT                               PUTNAM VT
                               INTERNATIONAL      INTERNATIONAL           PUTNAM VT           MONEY
                                EQUITY FUND        GROWTH FUND          INVESTORS FUND     MARKET FUND
                                SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $422,474            $63,460                $48,135         $(761,095)
 Net realized gain (loss) on
  security transactions            (636,889)         1,414,636                560,978                --
 Net realized gain on
  distributions                          --                 --                     --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     7,834,553          1,749,417              5,530,342                --
                               ------------       ------------           ------------      ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      7,620,138          3,227,513              6,139,455          (761,095)
                               ------------       ------------           ------------      ------------
UNIT TRANSACTIONS:
 Purchases                          159,937             98,630                 82,992           317,554
 Net transfers                   (1,312,094)        (1,809,539)              (592,710)        4,996,728
 Surrenders for benefit
  payments and fees              (4,932,480)        (2,002,971)            (4,556,239)      (14,498,638)
 Other transactions                  (1,395)               537                     75               810
 Death benefits                    (707,168)          (204,195)            (1,130,868)       (1,889,323)
 Net annuity transactions            76,464             25,319                231,374            24,890
                               ------------       ------------           ------------      ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (6,716,736)        (3,892,219)            (5,965,376)      (11,047,979)
                               ------------       ------------           ------------      ------------
 Net increase (decrease) in
  net assets                        903,402           (664,706)               174,079       (11,809,074)
NET ASSETS:
 Beginning of year               40,373,241         18,235,159             41,727,712        60,719,455
                               ------------       ------------           ------------      ------------
 End of year                    $41,276,643        $17,570,453            $41,901,791       $48,910,381
                               ============       ============           ============      ============

                                PUTNAM VT                               PUTNAM VT
                                MULTI-CAP             PUTNAM VT         SMALL CAP
                               GROWTH FUND          RESEARCH FUND       VALUE FUND
                               SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)   $(1,450,845)             $(20,929)        $(222,260)
 Net realized gain (loss) on
  security transactions          10,998,885               266,223         1,176,598
 Net realized gain on
  distributions                          --                    --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    13,385,774             1,611,879         3,585,582
                               ------------          ------------      ------------
 Net increase (decrease) in
  net assets resulting from
  operations                     22,933,814             1,857,173         4,539,920
                               ------------          ------------      ------------
UNIT TRANSACTIONS:
 Purchases                          639,225                33,480           133,799
 Net transfers                   (4,013,484)               23,363        (1,305,183)
 Surrenders for benefit
  payments and fees             (15,212,631)           (1,060,340)       (3,154,869)
 Other transactions                   2,252                  (287)               15
 Death benefits                  (3,131,520)             (236,309)         (506,497)
 Net annuity transactions           213,753               (20,102)          100,636
                               ------------          ------------      ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (21,502,405)           (1,260,195)       (4,732,099)
                               ------------          ------------      ------------
 Net increase (decrease) in
  net assets                      1,431,409               596,978          (192,179)
NET ASSETS:
 Beginning of year              153,296,006            11,685,411        30,146,509
                               ------------          ------------      ------------
 End of year                   $154,727,415           $12,282,389       $29,954,330
                               ============          ============      ============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------


                                       PUTNAM VT           PUTNAM VT
                                     GEORGE PUTNAM           GLOBAL
                                     BALANCED FUND       UTILITIES FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $257,065          $1,368,070
 Net realized gain (loss) on
  security transactions                 (1,451,081)          1,094,113
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,628,393            (465,320)
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,434,377           1,996,863
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 114,572             271,282
 Net transfers                             800,750          (1,639,868)
 Surrenders for benefit
  payments and fees                     (3,394,309)         (4,968,384)
 Other transactions                            591                 827
 Death benefits                           (888,356)         (1,631,007)
 Net annuity transactions                  118,625             (59,785)
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,248,127)         (8,026,935)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                               186,250          (6,030,072)
NET ASSETS:
 Beginning of year                      32,160,146          54,273,155
                                     -------------       -------------
 End of year                           $32,346,396         $48,243,083
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     LEGG MASON
                                                                                                     CLEARBRIDGE
                                                           PUTNAM VT           PUTNAM VT           VARIABLE EQUITY
                                 PUTNAM VT                  CAPITAL             EQUITY             INCOME BUILDER
                                VOYAGER FUND          OPPORTUNITIES FUND      INCOME FUND             PORTFOLIO
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,929,441)                $(67,476)           $682,179                 $419
 Net realized gain (loss) on
  security transactions            27,236,696                  404,353           2,777,956               (2,649)
 Net realized gain on
  distributions                            --                       --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      11,203,858                  670,845           6,859,854                6,102
                               --------------            -------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                       35,511,113                1,007,722          10,319,989                3,872
                               --------------            -------------       -------------            ---------
UNIT TRANSACTIONS:
 Purchases                          1,174,987                   49,520             376,621                  255
 Net transfers                     (8,216,508)                 (89,841)           (233,984)             (13,013)
 Surrenders for benefit
  payments and fees               (28,434,120)                (860,062)         (7,686,995)              (1,197)
 Other transactions                    14,328                      (12)             (2,574)                  --
 Death benefits                    (6,018,276)                (110,102)         (1,469,886)                  --
 Net annuity transactions              84,112                   (3,236)            108,471                   --
                               --------------            -------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (41,395,477)              (1,013,733)         (8,908,347)             (13,955)
                               --------------            -------------       -------------            ---------
 Net increase (decrease) in
  net assets                       (5,884,364)                  (6,011)          1,411,642              (10,083)
NET ASSETS:
 Beginning of year                279,645,051                8,255,013          61,630,964               38,835
                               --------------            -------------       -------------            ---------
 End of year                     $273,760,687               $8,249,002         $63,042,606              $28,752
                               ==============            =============       =============            =========

                                      LEGG MASON
                                 CLEARBRIDGE VARIABLE       WESTERN ASSET            LEGG MASON
                                     FUNDAMENTAL           VARIABLE GLOBAL      CLEARBRIDGE VARIABLE
                                    ALL CAP VALUE          HIGH YIELD BOND        LARGE CAP VALUE
                                      PORTFOLIO               PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT (1)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $535                 $2,591                    $276
 Net realized gain (loss) on
  security transactions                  (11,549)                (2,477)                  7,603
 Net realized gain on
  distributions                               --                     --                      66
 Net unrealized appreciation
  (depreciation) of
  investments during the year             43,655                  8,514                   7,299
                                      ----------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              32,641                  8,628                  15,244
                                      ----------              ---------              ----------
UNIT TRANSACTIONS:
 Purchases                                    --                     --                     269
 Net transfers                           (27,335)                 7,142                     (61)
 Surrenders for benefit
  payments and fees                      (23,460)               (44,680)                (75,988)
 Other transactions                           --                     --                      --
 Death benefits                           (2,631)                    --                  (2,871)
 Net annuity transactions                     --                     --                      --
                                      ----------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (53,426)               (37,538)                (78,651)
                                      ----------              ---------              ----------
 Net increase (decrease) in
  net assets                             (20,785)               (28,910)                (63,407)
NET ASSETS:
 Beginning of year                       259,913                 73,936                 131,842
                                      ----------              ---------              ----------
 End of year                            $239,128                $45,026                 $68,435
                                      ==========              =========              ==========

(1) Formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio. Change effective November 1, 2012.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                      PUTNAM VT
                                  PUTNAM VT           AMERICAN
                                  MULTI-CAP          GOVERNMENT
                                 VALUE FUND          INCOME FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(126,337)         $1,004,717
 Net realized gain (loss) on
  security transactions              (117,379)            392,373
 Net realized gain on
  distributions                            --           3,362,896
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (618,179)         (2,620,790)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (861,895)          2,139,196
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             53,038             245,266
 Net transfers                       (599,951)            275,048
 Surrenders for benefit
  payments and fees                (1,487,268)         (4,295,880)
 Other transactions                       (72)              1,621
 Death benefits                      (413,808)         (1,185,453)
 Net annuity transactions              15,135              39,689
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,432,926)         (4,919,709)
                                -------------       -------------
 Net increase (decrease) in
  net assets                       (3,294,821)         (2,780,513)
NET ASSETS:
 Beginning of year                 15,399,667          43,075,479
                                -------------       -------------
 End of year                      $12,104,846         $40,294,966
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT                 PUTNAM VT            PUTNAM VT             PUTNAM VT
                                DIVERSIFIED               GLOBAL ASSET            GLOBAL             GROWTH AND
                                INCOME FUND             ALLOCATION FUND        EQUITY FUND           INCOME FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $6,692,532                $2,227,286             $688,411              $670,940
 Net realized gain (loss) on
  security transactions            (1,057,828)                1,412,489             (121,069)              319,735
 Net realized gain on
  distributions                            --                        --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (8,749,083)               (4,646,217)          (5,211,628)          (30,412,271)
                               --------------            --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (3,114,379)               (1,006,442)          (4,644,286)          (29,421,596)
                               --------------            --------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            303,904                   280,069              560,565             2,149,244
 Net transfers                     (2,238,492)                 (360,530)          (1,073,092)          (10,933,134)
 Surrenders for benefit
  payments and fees                (9,013,161)               (7,564,797)          (7,622,395)          (49,506,565)
 Other transactions                     7,469                     9,012                2,065                56,031
 Death benefits                    (2,473,143)               (2,218,010)          (1,899,696)          (14,155,096)
 Net annuity transactions             (83,553)                   11,563               (4,065)              983,850
                               --------------            --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,496,976)               (9,842,693)         (10,036,618)          (71,405,670)
                               --------------            --------------       --------------       ---------------
 Net increase (decrease) in
  net assets                      (16,611,355)              (10,849,135)         (14,680,904)         (100,827,266)
NET ASSETS:
 Beginning of year                 82,695,104                72,056,180           88,279,532           557,995,465
                               --------------            --------------       --------------       ---------------
 End of year                      $66,083,749               $61,207,045          $73,598,628          $457,168,199
                               ==============            ==============       ==============       ===============

                                     PUTNAM VT           PUTNAM VT           PUTNAM VT
                                       GROWTH          GLOBAL HEALTH            HIGH
                                 OPPORTUNITIES FUND      CARE FUND           YIELD FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(64,728)           $(68,112)          $5,219,631
 Net realized gain (loss) on
  security transactions                 (149,857)            266,071           (4,528,048)
 Net realized gain on
  distributions                               --             560,209                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (115,424)         (1,231,043)            (212,384)
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (330,009)           (472,875)             479,199
                                    ------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                29,317              57,297              463,740
 Net transfers                           220,414            (161,165)          (2,492,849)
 Surrenders for benefit
  payments and fees                     (510,275)         (2,226,383)          (9,052,859)
 Other transactions                          (61)              1,027                1,098
 Death benefits                         (124,449)           (467,694)          (1,937,774)
 Net annuity transactions                   (419)             36,961              112,209
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (385,473)         (2,759,957)         (12,906,435)
                                    ------------       -------------       --------------
 Net increase (decrease) in
  net assets                            (715,482)         (3,232,832)         (12,427,236)
NET ASSETS:
 Beginning of year                     6,120,433          21,927,290           83,394,259
                                    ------------       -------------       --------------
 End of year                          $5,404,951         $18,694,458          $70,967,023
                                    ============       =============       ==============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                       PUTNAM VT
                                  PUTNAM VT          INTERNATIONAL
                                 INCOME FUND           VALUE FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $9,683,859             $493,138
 Net realized gain (loss) on
  security transactions                715,859           (1,568,292)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (5,621,258)          (3,850,005)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         4,778,460           (4,925,159)
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             740,709              143,241
 Net transfers                        (417,243)          (1,543,004)
 Surrenders for benefit
  payments and fees                (15,208,599)          (4,197,570)
 Other transactions                      5,901                  114
 Death benefits                     (3,431,434)            (802,639)
 Net annuity transactions              515,487               73,522
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (17,795,179)          (6,326,336)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (13,016,719)         (11,251,495)
NET ASSETS:
 Beginning of year                 133,923,109           39,019,365
                                --------------       --------------
 End of year                      $120,906,390          $27,767,870
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 PUTNAM VT            PUTNAM VT                                    PUTNAM VT
                               INTERNATIONAL        INTERNATIONAL              PUTNAM VT             MONEY
                                EQUITY FUND          GROWTH FUND            INVESTORS FUND        MARKET FUND
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,061,126            $284,839                 $(39,822)           $(913,535)
 Net realized gain (loss) on
  security transactions              (645,038)            813,757                  141,363                   --
 Net realized gain on
  distributions                            --                  --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (9,468,095)         (5,352,429)                (560,997)                  --
                               --------------       -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (9,052,007)         (4,253,833)                (459,456)            (913,535)
                               --------------       -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            170,748             117,121                  256,300              289,338
 Net transfers                     (1,904,356)            289,516               (1,367,319)          10,723,103
 Surrenders for benefit
  payments and fees                (5,395,477)         (2,651,364)              (4,861,454)         (16,598,373)
 Other transactions                      (228)                757                    2,110                  521
 Death benefits                      (794,238)           (410,179)              (1,084,322)          (1,502,585)
 Net annuity transactions              55,546              17,647                   59,236              209,242
                               --------------       -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (7,868,005)         (2,636,502)              (6,995,449)          (6,878,754)
                               --------------       -------------            -------------       --------------
 Net increase (decrease) in
  net assets                      (16,920,012)         (6,890,335)              (7,454,905)          (7,792,289)
NET ASSETS:
 Beginning of year                 57,293,253          25,125,494               49,182,617           68,511,744
                               --------------       -------------            -------------       --------------
 End of year                      $40,373,241         $18,235,159              $41,727,712          $60,719,455
                               ==============       =============            =============       ==============

                                 PUTNAM VT                                     PUTNAM VT
                                 MULTI-CAP                 PUTNAM VT           SMALL CAP
                                GROWTH FUND              RESEARCH FUND        VALUE FUND
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,766,366)                $(50,963)          $(236,481)
 Net realized gain (loss) on
  security transactions             3,009,643                   37,093             (20,898)
 Net realized gain on
  distributions                            --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (11,495,447)                (313,134)         (1,722,737)
                               --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (10,252,170)                (327,004)         (1,980,116)
                               --------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            650,040                   35,544              96,027
 Net transfers                     (4,989,349)                (303,465)         (1,234,140)
 Surrenders for benefit
  payments and fees               (15,695,482)              (1,282,908)         (3,184,768)
 Other transactions                     4,588                      163               1,106
 Death benefits                    (3,547,811)                (260,195)           (610,042)
 Net annuity transactions             269,757                   (1,898)             28,861
                               --------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (23,308,257)              (1,812,759)         (4,902,956)
                               --------------            -------------       -------------
 Net increase (decrease) in
  net assets                      (33,560,427)              (2,139,763)         (6,883,072)
NET ASSETS:
 Beginning of year                186,856,433               13,825,174          37,029,581
                               --------------            -------------       -------------
 End of year                     $153,296,006              $11,685,411         $30,146,509
                               ==============            =============       =============

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                       PUTNAM VT           PUTNAM VT
                                     GEORGE PUTNAM           GLOBAL
                                     BALANCED FUND       UTILITIES FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $337,448           $1,550,762
 Net realized gain (loss) on
  security transactions                 (1,774,580)           1,315,180
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,901,274           (7,028,706)
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               464,142           (4,162,764)
                                     -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 130,496              288,375
 Net transfers                             139,284           (1,975,914)
 Surrenders for benefit
  payments and fees                     (3,749,361)          (6,694,018)
 Other transactions                            636                2,536
 Death benefits                         (1,009,627)          (1,634,442)
 Net annuity transactions                   43,273              148,132
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,445,299)          (9,865,331)
                                     -------------       --------------
 Net increase (decrease) in
  net assets                            (3,981,157)         (14,028,095)
NET ASSETS:
 Beginning of year                      36,141,303           68,301,250
                                     -------------       --------------
 End of year                           $32,160,146          $54,273,155
                                     =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      LEGG MASON
                                                                                                      CLEARBRIDGE
                                                            PUTNAM VT           PUTNAM VT           VARIABLE EQUITY
                                  PUTNAM VT                  CAPITAL             EQUITY             INCOME BUILDER
                                VOYAGER FUND           OPPORTUNITIES FUND      INCOME FUND             PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(3,871,129)               $(106,593)           $414,590                 $748
 Net realized gain (loss) on
  security transactions             22,897,948                 (218,881)          2,673,559               (1,107)
 Net realized gain on
  distributions                             --                       --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (86,886,961)                (581,158)         (2,600,744)               3,305
                               ---------------            -------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                       (67,860,142)                (906,632)            487,405                2,946
                               ---------------            -------------       -------------            ---------
UNIT TRANSACTIONS:
 Purchases                           1,390,541                   31,642             204,675                   --
 Net transfers                      (5,745,038)                 858,624            (565,013)              11,136
 Surrenders for benefit
  payments and fees                (31,447,897)              (1,009,614)         (7,402,006)              (3,314)
 Other transactions                     12,594                      (98)               (810)                  --
 Death benefits                     (7,200,039)                 (86,758)         (1,526,043)                  --
 Net annuity transactions                2,322                    2,832              94,670                   --
                               ---------------            -------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (42,987,517)                (203,372)         (9,194,527)               7,822
                               ---------------            -------------       -------------            ---------
 Net increase (decrease) in
  net assets                      (110,847,659)              (1,110,004)         (8,707,122)              10,768
NET ASSETS:
 Beginning of year                 390,492,710                9,365,017          70,338,086               28,067
                               ---------------            -------------       -------------            ---------
 End of year                      $279,645,051               $8,255,013         $61,630,964              $38,835
                               ===============            =============       =============            =========

                                      LEGG MASON             LEGG MASON
                                 CLEARBRIDGE VARIABLE       WESTERN ASSET            LEGG MASON
                                     FUNDAMENTAL           VARIABLE GLOBAL      CLEARBRIDGE VARIABLE
                                    ALL CAP VALUE          HIGH YIELD BOND        LARGE CAP VALUE
                                      PORTFOLIO               PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(543)                $4,809                    $441
 Net realized gain (loss) on
  security transactions                  (15,345)                  (530)                 (4,924)
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (9,457)                (4,715)                  6,035
                                      ----------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (25,345)                  (436)                  1,552
                                      ----------              ---------              ----------
UNIT TRANSACTIONS:
 Purchases                                    --                     --                      --
 Net transfers                            (2,544)                 2,287                  17,810
 Surrenders for benefit
  payments and fees                      (47,362)                (3,951)                (79,231)
 Other transactions                          863                     --                      12
 Death benefits                             (885)                    --                    (859)
 Net annuity transactions                  6,214                     --                   2,571
                                      ----------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (43,714)                (1,664)                (59,697)
                                      ----------              ---------              ----------
 Net increase (decrease) in
  net assets                             (69,059)                (2,100)                (58,145)
NET ASSETS:
 Beginning of year                       328,972                 76,036                 189,987
                                      ----------              ---------              ----------
 End of year                            $259,913                $73,936                $131,842
                                      ==========              =========              ==========

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Ten (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the Putnam VT Multi-Cap Value Fund, Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Legg Mason ClearBridge Variable Equity Income Builder Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio, Western Asset Variable Global High Yield Bond Portfolio (formerly Legg Mason Western Asset Variable Global High Yield Bond Portfolio), and Legg Mason ClearBridge Variable Large Cap Value Portfolio.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three

-------------------------------------------------------------------------------

       broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels.

       There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Putnam VT Multi-Cap Value Fund                           $635,856     $2,345,281
Putnam VT American Government Income Fund               8,525,567      9,781,757
Putnam VT Diversified Income Fund                       5,472,357     11,135,942
Putnam VT Global Asset Allocation Fund                    961,160      9,453,960
Putnam VT Global Equity Fund                            1,853,532     11,706,928
Putnam VT Growth and Income Fund                        9,765,312     77,330,833
Putnam VT Growth Opportunities Fund                     1,152,545      1,494,924
Putnam VT Global Health Care Fund                       2,968,366      4,050,475
Putnam VT High Yield Fund                              10,301,666     13,999,541
Putnam VT Income Fund                                   9,041,249     17,881,542
Putnam VT International Value Fund                      1,224,704      5,617,457
Putnam VT International Equity Fund                     1,481,922      7,776,182
Putnam VT International Growth Fund                       662,903      4,491,665
Putnam VT Investors Fund                                1,440,509      7,357,752
Putnam VT Money Market Fund                            10,767,015     22,576,088
Putnam VT Multi-Cap Growth Fund                         1,210,322     24,163,575
Putnam VT Research Fund                                   618,208      1,899,330
Putnam VT Small Cap Value Fund                          1,442,261      6,396,620
Putnam VT George Putnam Balanced Fund                   2,185,298      5,176,359
Putnam VT Global Utilities Fund                         2,236,883      8,895,748
Putnam VT Voyager Fund                                  1,763,423     46,088,345
Putnam VT Capital Opportunities Fund                    1,181,642      2,262,848
Putnam VT Equity Income Fund                            2,579,426     10,805,593
Legg Mason ClearBridge Variable Equity Income
 Builder Portfolio                                          1,090         14,626
Legg Mason ClearBridge Variable Fundamental All
 Cap Value Portfolio                                        3,990         56,880
Western Asset Variable Global High Yield Bond
 Portfolio*                                                10,781         45,728
Legg Mason ClearBridge Variable Large Cap Value
 Portfolio                                                  2,056         80,369

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   UNITS        UNITS          NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Multi-Cap Value Fund       38,403       128,249           (89,846)
Putnam VT American Government
 Income Fund                        156,686       527,736          (371,050)
Putnam VT Diversified Income
 Fund                               102,142       506,188          (404,046)
Putnam VT Global Asset
 Allocation Fund                     18,159       236,330          (218,171)
Putnam VT Global Equity Fund         28,932       475,415          (446,483)
Putnam VT Growth and Income
 Fund                                48,223     1,486,482        (1,438,259)
Putnam VT Growth Opportunities
 Fund                               233,201       285,151           (51,950)
Putnam VT Global Health Care
 Fund                                85,610       289,355          (203,745)
Putnam VT High Yield Fund           119,650       311,354          (191,704)
Putnam VT Income Fund               117,451       514,055          (396,604)
Putnam VT International Value
 Fund                                32,408       333,815          (301,407)

-------------------------------------------------------------------------------

                                   UNITS        UNITS          NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT International Equity
 Fund                                43,394       477,419          (434,025)
Putnam VT International Growth
 Fund                                32,179       290,621          (258,442)
Putnam VT Investors Fund            105,589       737,469          (631,880)
Putnam VT Money Market Fund       6,530,655    13,162,836        (6,632,181)
Putnam VT Multi-Cap Growth Fund      56,312     1,029,354          (973,042)
Putnam VT Research Fund              36,243       140,369          (104,126)
Putnam VT Small Cap Value Fund       60,487       267,659          (207,172)
Putnam VT George Putnam
 Balanced Fund                      148,728       425,449          (276,721)
Putnam VT Global Utilities Fund      18,539       343,541          (325,002)
Putnam VT Voyager Fund               57,543       842,886          (785,343)
Putnam VT Capital Opportunities
 Fund                                58,931       111,275           (52,344)
Putnam VT Equity Income Fund         79,779       593,439          (513,660)
Legg Mason ClearBridge Variable
 Equity Income Builder
 Portfolio                               26         1,478            (1,452)
Legg Mason ClearBridge Variable
 Fundamental All Cap Value
 Portfolio                                3         5,859            (5,856)
Western Asset Variable Global
 High Yield Bond Portfolio*           3,567        22,075           (18,508)
Legg Mason ClearBridge Variable
 Large Cap Value Portfolio              199        56,092           (55,893)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Multi-Cap Value
 Fund                                73,420       214,552          (141,132)
Putnam VT American Government
 Income Fund                        288,200       576,453          (288,253)
Putnam VT Diversified Income
 Fund                                91,299       731,183          (639,884)
Putnam VT Global Asset
 Allocation Fund                     43,125       326,985          (283,860)
Putnam VT Global Equity Fund         53,716       505,743          (452,027)
Putnam VT Growth and Income
 Fund                                80,186     1,625,601        (1,545,415)
Putnam VT Growth
 Opportunities Fund                 169,747       257,054           (87,307)
Putnam VT Global Health Care
 Fund                                70,318       296,429          (226,111)
Putnam VT High Yield Fund           128,281       437,766          (309,485)
Putnam VT Income Fund               138,140       683,219          (545,079)
Putnam VT International Value
 Fund                                36,503       407,800          (371,297)
Putnam VT International
 Equity Fund                        107,844       573,553          (465,709)
Putnam VT International
 Growth Fund                        131,008       305,944          (174,936)
Putnam VT Investors Fund            101,360       905,458          (804,098)
Putnam VT Money Market Fund      12,631,869    16,733,186        (4,101,317)
Putnam VT Multi-Cap Growth
 Fund                                67,822     1,222,440        (1,154,618)
Putnam VT Research Fund              27,459       177,596          (150,137)
Putnam VT Small Cap Value
 Fund                                88,705       311,494          (222,789)
Putnam VT George Putnam
 Balanced Fund                      157,714       563,928          (406,214)
Putnam VT Global Utilities
 Fund                                25,388       426,368          (400,980)
Putnam VT Voyager Fund               76,127       803,745          (727,618)
Putnam VT Capital
 Opportunities Fund                 166,031       189,673           (23,642)
Putnam VT Equity Income Fund        116,657       690,460          (573,803)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                    1,354           375               979
Legg Mason ClearBridge
 Variable Fundamental All Cap
 Value Portfolio                      3,753         9,054            (5,301)
Legg Mason Western Asset
 Variable Global High Yield
 Bond Portfolio                      18,034        19,251            (1,217)
Legg Mason ClearBridge
 Variable Large Cap Value
 Portfolio                           49,443        99,541           (50,098)

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE
 FUND
 2012                                 643,781      $16.830544      to      $19.910198         $12,204,126
 2011                                 733,627       14.835977      to       17.252929          12,104,846
 2010                                 874,759       16.024881      to       17.972516          15,399,667
 2009                                 932,059       13.237073      to       14.625136          13,371,269
 2008                               1,052,108        9.759271      to       10.622093          10,990,795
PUTNAM VT AMERICAN GOVERNMENT
 INCOME FUND
 2012                               1,852,812       13.442039      to       19.443176          33,784,784
 2011                               2,223,862       14.889167      to       19.213110          40,294,966
 2010                               2,512,115       12.767050      to       18.112993          43,075,479
 2009                               2,894,777       12.454133      to       17.357982          47,760,314
 2008                               3,381,685       12.010796      to       14.440840          46,603,897
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                               2,849,767       16.029468      to       28.219769          63,845,067
 2011                               3,253,813       14.736733      to       25.340302          66,083,749
 2010                               3,893,697       15.658915      to       26.235406          82,695,104
 2009                               4,478,019       14.242472      to       23.305928          85,288,506
 2008                               5,179,642        9.394683      to       15.113266          64,797,662
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                               1,487,703       11.665492      to       31.375630          60,467,585
 2011                               1,705,874       10.468356      to       27.512274          61,207,045
 2010                               1,989,734       10.773240      to       27.672495          72,056,180
 2009                               2,278,163        9.626243      to       24.154627          72,610,818
 2008                               2,633,151        7.296212      to       17.915831          63,124,081
PUTNAM VT GLOBAL EQUITY FUND
 2012                               3,051,905        6.976192      to       23.876948          76,410,574
 2011                               3,498,388        5.942769      to       19.885910          73,598,628
 2010                               3,950,415        6.401233      to       20.967348          88,279,532
 2009                               4,538,825        5.966489      to       19.099055          93,436,753
 2008                               5,328,201        3.495583      to       14.732350          85,356,917
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                               8,827,044       10.128799      to       32.768473         463,335,171
 2011                              10,265,303        8.716930      to       27.546757         457,168,199
 2010                              11,810,718        9.372839      to       28.942304         557,995,465
 2009                              13,702,604        8.401932      to       25.331065         570,648,190
 2008                              16,245,820        6.636242      to       19.539109         529,064,642
PUTNAM VT GROWTH
 OPPORTUNITIES FUND
 2012                               1,097,091        4.951330      to        5.890821           6,021,488
 2011                               1,149,041        4.315968      to        5.046286           5,404,951
 2010                               1,236,348        4.613415      to        5.298840           6,120,433
 2009                               1,516,025        4.029948      to        4.549877           6,448,411
 2008                               1,489,910        2.932037      to        3.251593           4,549,665

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP VALUE
 FUND
 2012                           0.95%     to       2.45%      0.38%     to       0.65%      13.44%     to       15.40%
 2011                           0.95%     to       2.45%      0.27%     to       0.60%      (7.42)%    to       (5.77)%
 2010                           0.95%     to       2.45%      0.28%     to       0.28%      21.06%     to       22.89%
 2009                           0.95%     to       2.45%      0.25%     to       0.30%      35.64%     to       37.69%
 2008                           0.95%     to       2.45%      0.41%     to       0.41%     (44.22)%    to      (43.37)%
PUTNAM VT AMERICAN GOVERNMENT
 INCOME FUND
 2012                           0.95%     to       2.35%      2.70%     to       2.88%      (0.21)%    to        1.20%
 2011                           0.95%     to       2.45%      3.61%     to       3.90%       4.21%     to        6.07%
 2010                           0.95%     to       2.55%      7.63%     to       7.83%       2.51%     to        4.35%
 2009                           0.95%     to       2.54%      4.17%     to       4.17%      17.95%     to       20.20%
 2008                           0.95%     to       2.17%      4.67%     to       4.67%      (1.88)%    to       (0.41)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                           0.40%     to       2.50%      5.67%     to       5.71%       8.77%     to       11.36%
 2011                           0.40%     to       2.50%        --      to       9.79%      (5.56)%    to       (3.41)%
 2010                           0.40%     to       2.45%     13.88%     to      13.94%       9.95%     to       12.57%
 2009                           0.40%     to       2.45%      6.89%     to       7.04%      51.60%     to       54.21%
 2008                           0.40%     to       2.45%      5.08%     to       6.18%     (32.49)%    to      (31.27)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                           0.40%     to       2.45%      0.72%     to       0.98%      11.44%     to       14.04%
 2011                           0.40%     to       2.45%      3.55%     to       4.57%      (2.83)%    to       (0.58)%
 2010                           0.40%     to       2.45%      5.51%     to       5.70%      11.92%     to       14.56%
 2009                           0.40%     to       2.45%      5.83%     to       6.12%      31.94%     to       34.82%
 2008                           0.40%     to       2.45%      3.78%     to       4.05%     (34.94)%    to      (33.43)%
PUTNAM VT GLOBAL EQUITY FUND
 2012                           0.40%     to       2.35%      1.65%     to       1.87%      17.39%     to       20.07%
 2011                           0.40%     to       2.35%      1.96%     to       2.14%      (7.16)%    to       (5.16)%
 2010                           0.40%     to       2.35%      2.22%     to       2.37%       7.29%     to        9.78%
 2009                           0.40%     to       2.35%      0.18%     to       0.18%      26.96%     to       29.64%
 2008                           0.40%     to       2.30%      2.76%     to       3.19%     (46.59)%    to      (45.46)%
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                           0.40%     to       2.50%      1.68%     to       1.94%      16.20%     to       18.96%
 2011                           0.40%     to       2.50%      1.46%     to       1.49%      (7.00)%    to       (4.82)%
 2010                           0.40%     to       2.50%      1.57%     to       1.73%      11.56%     to       14.26%
 2009                           0.40%     to       2.50%      2.68%     to       3.01%      26.61%     to       29.64%
 2008                           0.40%     to       2.50%      2.20%     to       2.52%     (40.21)%    to      (38.81)%
PUTNAM VT GROWTH
 OPPORTUNITIES FUND
 2012                           0.95%     to       2.45%      0.08%     to       0.34%      14.72%     to       16.74%
 2011                           0.95%     to       2.45%      0.16%     to       0.40%      (6.45)%    to       (4.77)%
 2010                           0.95%     to       2.45%      0.40%     to       0.40%      14.48%     to       16.46%
 2009                           0.95%     to       2.45%      0.78%     to       1.11%      37.45%     to       39.93%
 2008                           0.95%     to       2.45%        --      to         --      (39.19)%    to      (38.23)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2012                               1,326,648       $9.352319      to      $16.643604         $19,611,513
 2011                               1,530,393        7.838643      to       13.708392          18,694,458
 2010                               1,756,504        8.128950      to       13.963974          21,927,290
 2009                               2,056,515        8.129918      to       13.729931          25,395,876
 2008                               2,390,389        6.612183      to       10.960856          23,685,557
PUTNAM VT HIGH YIELD FUND
 2012                               1,518,994       18.001669      to       33.494743          72,469,787
 2011                               1,710,698       15.902174      to       28.905320          70,967,023
 2010                               2,020,183       16.015700      to       28.494859          83,394,259
 2009                               2,341,689       14.391867      to       24.977527          85,692,282
 2008                               2,656,616        9.820305      to       16.683513          65,756,514
PUTNAM VT INCOME FUND
 2012                               3,246,647       15.524086      to       29.865523         118,270,826
 2011                               3,643,251       14.372818      to       26.998146         120,906,390
 2010                               4,188,330       14.084022      to       25.777017         133,923,109
 2009                               4,888,486       13.136631      to       23.480234         142,912,637
 2008                               5,830,503        9.179436      to       16.012576         118,096,423
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                               1,535,302       11.008494      to       21.942616          27,928,337
 2011                               1,836,709        9.269573      to       18.087276          27,767,870
 2010                               2,208,006       11.018369      to       20.997945          39,019,365
 2009                               2,641,237       10.540549      to       19.626398          43,955,614
 2008                               3,341,132        8.560167      to       15.590846          44,542,688
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                               2,347,933       12.837384      to       19.681103          41,276,643
 2011                               2,781,958        7.645044      to       16.297177          40,373,241
 2010                               3,247,667        9.437037      to       12.853502          57,293,253
 2009                               3,835,901        8.794032      to       11.767913          62,270,097
 2008                               4,573,381        7.234579      to        9.504233          60,603,461
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                               1,104,410        9.299473      to       19.391493          17,570,453
 2011                               1,362,852        7.879477      to       16.058862          18,235,159
 2010                               1,537,788        9.840756      to       19.578217          25,125,494
 2009                               1,775,911        8.992189      to       17.474819          26,261,623
 2008                               2,079,227        6.663483      to       12.644110          22,482,871
PUTNAM VT INVESTORS FUND
 2012                               4,173,920        6.791010      to       10.557859          41,901,791
 2011                               4,805,800        5.956840      to        9.123193          41,727,712
 2010                               5,609,898        6.102093      to        8.117615          49,182,617
 2009                               6,566,707        5.472803      to        7.173646          51,071,921
 2008                               7,071,109        4.299982      to        5.520707          42,808,685
PUTNAM VT MONEY MARKET FUND
 2012                              29,115,565        0.927970      to        1.623046          48,910,381
 2011                              35,747,746        0.950883      to        1.629325          60,719,455
 2010                              39,849,063        0.974377      to        1.635589          68,511,744
 2009                              51,669,820        0.995207      to        1.641535          90,317,412
 2008                              71,151,993        1.018279      to        1.642425         126,067,611

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2012                           0.95%     to       2.45%      1.30%     to       1.50%      19.31%     to       21.41%
 2011                           0.95%     to       2.45%      0.83%     to       1.26%      (3.57)%    to       (1.83)%
 2010                           0.95%     to       2.45%      1.74%     to       1.91%      (0.01)%    to        1.71%
 2009                           0.95%     to       2.45%        --      to         --       22.95%     to       25.26%
 2008                           0.95%     to       2.45%        --      to         --      (19.08)%    to      (17.68)%
PUTNAM VT HIGH YIELD FUND
 2012                           0.40%     to       2.45%      7.61%     to       7.61%      13.20%     to       15.88%
 2011                           0.40%     to       2.45%      7.65%     to       7.80%      (0.71)%    to        1.44%
 2010                           0.40%     to       2.45%      7.41%     to       7.46%      11.28%     to       14.08%
 2009                           0.40%     to       2.45%     10.11%     to      10.66%      46.55%     to       49.71%
 2008                           0.40%     to       2.45%      9.51%     to      10.26%     (27.86)%    to      (26.31)%
PUTNAM VT INCOME FUND
 2012                           0.40%     to       2.50%      5.12%     to       5.15%       8.01%     to       10.62%
 2011                           0.40%     to       2.50%        --      to       8.70%       2.41%     to        4.74%
 2010                           0.40%     to       2.45%     10.86%     to      11.33%       7.21%     to        9.78%
 2009                           0.40%     to       2.45%      5.82%     to       6.00%      43.11%     to       46.64%
 2008                           0.40%     to       2.45%      7.05%     to       7.40%     (25.77)%    to      (24.09)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                           0.40%     to       2.45%      3.20%     to       3.29%      18.76%     to       21.32%
 2011                           0.40%     to       2.45%      2.60%     to       2.78%     (15.87)%    to      (13.86)%
 2010                           0.40%     to       2.45%      3.14%     to       3.46%       4.53%     to        6.99%
 2009                           0.40%     to       2.45%        --      to         --       23.14%     to       25.88%
 2008                           0.40%     to       2.45%      1.86%     to       2.18%     (47.33)%    to      (46.06)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                           0.95%     to       2.75%        --      to       2.39%      18.61%     to       21.06%
 2011                           0.95%     to       2.50%      3.97%     to       4.49%     (18.99)%    to      (17.50)%
 2010                           0.95%     to       2.50%      3.38%     to       3.50%       7.31%     to        9.23%
 2009                           0.95%     to       2.50%        --      to         --       21.56%     to       23.82%
 2008                           0.95%     to       2.50%      2.10%     to       2.51%     (45.34)%    to      (44.37)%
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                           0.40%     to       2.50%      1.42%     to       1.72%      18.02%     to       20.76%
 2011                           0.40%     to       2.50%      2.35%     to       3.87%     (19.93)%    to      (17.98)%
 2010                           0.40%     to       2.50%      2.84%     to       3.10%       9.44%     to       12.04%
 2009                           0.40%     to       2.50%      0.91%     to       1.77%      34.95%     to       38.21%
 2008                           0.40%     to       2.50%      1.77%     to       1.87%     (43.90)%    to      (42.60)%
PUTNAM VT INVESTORS FUND
 2012                           0.95%     to       2.45%      1.30%     to       1.53%      14.00%     to       15.73%
 2011                           0.95%     to       2.45%      1.16%     to       1.34%      (2.38)%    to       (0.66)%
 2010                           0.95%     to       2.45%      1.23%     to       1.60%      11.16%     to       13.16%
 2009                           0.95%     to       2.50%      0.94%     to       1.54%      27.59%     to       29.94%
 2008                           0.95%     to       2.45%      0.25%     to       0.80%     (41.01)%    to      (40.02)%
PUTNAM VT MONEY MARKET FUND
 2012                           0.40%     to       2.45%        --      to       0.01%      (2.41)%    to       (0.39)%
 2011                           0.40%     to       2.45%        --      to       0.01%      (2.41)%    to       (0.38)%
 2010                           0.40%     to       2.45%      0.04%     to       0.04%      (2.38)%    to       (0.36)%
 2009                           0.40%     to       2.50%      0.33%     to       0.41%      (2.27)%    to       (0.05)%
 2008                           0.40%     to       2.50%      2.33%     to       2.75%       0.04%     to        2.42%

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                               6,654,832      $16.256879      to      $32.892235        $154,727,415
 2011                               7,627,874        4.894171      to       28.204713         153,296,006
 2010                               8,782,492        5.286912      to       29.769992         186,856,433
 2009                               7,531,805        4.547517      to       24.934273         136,962,223
 2008                               8,385,039        3.526872      to       18.896193         117,403,178
PUTNAM VT RESEARCH FUND
 2012                                 882,217        8.273219      to       14.836863          12,282,389
 2011                                 986,343        7.189981      to       12.702366          11,685,411
 2010                               1,136,480        7.499501      to       10.219184          13,825,174
 2009                               1,341,481        6.603882      to        8.847236          14,118,942
 2008                               1,567,401        5.081345      to        6.688187          12,516,247
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                               1,228,272       19.060292      to       27.683408          29,954,330
 2011                               1,435,444       16.633770      to       23.725662          30,146,509
 2010                               1,658,233       17.901406      to       25.334618          37,029,580
 2009                               1,854,739       14.568669      to       20.138661          33,213,040
 2008                               2,240,628       11.356564      to       15.336718          30,888,976
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                               2,624,552       10.325131      to       13.257464          32,346,396
 2011                               2,901,273        9.407235      to       11.867897          32,160,146
 2010                               3,307,487        9.418537      to       11.646114          36,141,303
 2009                               3,808,974        8.709196      to       10.573412          37,968,632
 2008                               4,761,213        7.104520      to        8.479938          38,247,544
PUTNAM VT GLOBAL UTILITIES
 FUND
 2012                               1,927,140        8.813569      to       28.344214          48,243,083
 2011                               2,252,142        8.590225      to       27.013178          54,273,155
 2010                               2,653,122        9.297341      to       28.606343          68,301,250
 2009                               3,110,566        9.346977      to       28.129136          79,714,245
 2008                               3,717,607        8.913486      to       26.232521          89,790,216
PUTNAM VT VOYAGER FUND
 2012                               4,711,787        6.985707      to       36.436152         273,760,687
 2011                               5,497,130        6.270337      to       31.947825         279,645,051
 2010                               6,224,748        7.826192      to       38.945610         390,492,710
 2009                               7,191,541        6.642601      to       32.294961         371,157,796
 2008                               8,300,416        4.155468      to       19.735262         264,182,312
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2012                                 398,927       18.225867      to       21.707790           8,249,002
 2011                                 451,271       16.339458      to       19.107999           8,255,013
 2010                                 474,913       17.905836      to       20.081865           9,365,017
 2009                                 400,963       14.208110      to       15.650760           6,170,900
 2008                                 442,701        9.968949      to       10.850239           4,734,607
PUTNAM VT EQUITY INCOME FUND
 2012                               3,355,046       16.599408      to       19.741335          63,042,606
 2011                               3,868,706       14.265521      to       16.660867          61,630,964
 2010                               4,442,509       14.351181      to       14.958656          70,338,086
 2009                               5,093,532       13.066945      to       13.311071          72,507,726
 2008                               2,319,834       10.538465      to       11.470023          26,197,083

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                           0.40%     to       2.75%        --      to       0.49%      13.59%     to       16.62%
 2011                           0.40%     to       2.50%      0.25%     to       0.39%      (7.43)%    to       (5.26)%
 2010                           0.40%     to       2.50%      0.57%     to       0.57%      16.61%     to       19.39%
 2009                           0.40%     to       2.45%      0.36%     to       0.66%      28.94%     to       31.95%
 2008                           0.40%     to       2.45%      0.30%     to       0.30%     (40.23)%    to      (38.86)%
PUTNAM VT RESEARCH FUND
 2012                           0.95%     to       2.45%      1.16%     to       1.27%      15.07%     to       16.80%
 2011                           0.95%     to       2.45%      0.80%     to       1.05%      (4.13)%    to       (2.35)%
 2010                           0.95%     to       2.45%      1.02%     to       1.24%      13.56%     to       15.51%
 2009                           0.95%     to       2.45%      1.10%     to       1.49%      29.96%     to       32.28%
 2008                           0.95%     to       2.45%      1.00%     to       1.36%     (40.04)%    to      (39.00)%
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                           0.95%     to       2.50%      0.44%     to       0.70%      14.59%     to       16.68%
 2011                           0.95%     to       2.50%      0.48%     to       0.74%      (7.08)%    to       (5.44)%
 2010                           0.40%     to       2.50%      0.30%     to       0.50%      22.88%     to       25.80%
 2009                           0.40%     to       2.50%      1.70%     to       2.03%      28.28%     to       31.31%
 2008                           0.40%     to       2.50%      1.50%     to       1.91%     (40.86)%    to      (39.47)%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                           0.95%     to       2.50%      1.98%     to       2.16%       9.76%     to       11.71%
 2011                           0.95%     to       2.50%        --      to       2.32%       0.23%     to        1.90%
 2010                           0.95%     to       2.45%      5.10%     to       5.24%       8.15%     to       10.15%
 2009                           0.95%     to       2.45%      4.31%     to       4.81%      22.59%     to       24.69%
 2008                           0.95%     to       2.45%      4.67%     to       4.90%     (42.16)%    to      (41.03)%
PUTNAM VT GLOBAL UTILITIES
 FUND
 2012                           0.40%     to       2.35%      3.62%     to       3.89%       2.60%     to        4.93%
 2011                           0.40%     to       2.35%      3.55%     to       3.81%      (7.61)%    to       (5.57)%
 2010                           0.40%     to       2.35%      3.96%     to       4.19%      (0.53)%    to        1.70%
 2009                           0.40%     to       2.35%      4.01%     to       4.38%       4.86%     to        7.23%
 2008                           0.40%     to       2.35%      2.15%     to       2.43%     (32.11)%    to      (30.61)%
PUTNAM VT VOYAGER FUND
 2012                           0.40%     to       2.50%      0.33%     to       0.38%      11.41%     to       14.05%
 2011                           0.40%     to       2.50%        --      to       0.28%     (19.88)%    to      (17.97)%
 2010                           0.40%     to       2.50%      1.42%     to       1.44%      17.82%     to       20.59%
 2009                           0.40%     to       2.50%      0.81%     to       1.11%      59.85%     to       63.64%
 2008                           0.40%     to       2.50%      0.29%     to       0.29%     (38.59)%    to      (37.12)%
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2012                           0.95%     to       2.50%      0.38%     to       0.63%      11.55%     to       13.61%
 2011                           0.95%     to       2.50%        --      to       0.37%      (8.43)%    to       (6.77)%
 2010                           0.95%     to       2.45%      0.27%     to       0.27%      26.41%     to       28.31%
 2009                           0.95%     to       2.40%      0.60%     to       0.60%      42.17%     to       44.24%
 2008                           0.95%     to       2.45%      0.44%     to       0.46%     (36.76)%    to      (35.80)%
PUTNAM VT EQUITY INCOME FUND
 2012                           0.95%     to       2.50%      2.23%     to       2.71%      16.36%     to       18.49%
 2011                           0.95%     to       2.50%      1.79%     to       3.04%      (0.60)%    to        1.11%
 2010                           0.40%     to       2.50%      1.91%     to       2.09%       9.83%     to       12.38%
 2009                           0.40%     to       2.50%      1.23%     to       1.34%      24.30%     to       27.41%
 2008                           0.95%     to       2.45%      1.93%     to       1.93%     (32.81)%    to      (31.79)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2012                                   2,787      $10.233470      to      $10.320951             $28,752
 2011                                   4,239        9.100496      to        9.164549              38,835
 2010                                   3,260        8.566273      to        8.613643              28,067
 2009                                   3,632        7.749848      to        7.781013              28,255
 2008                                   4,354        6.404056      to        6.420171              27,948
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL ALL CAP
 VALUE PORTFOLIO
 2012                                  25,195        9.410497      to        9.491930             239,128
 2011                                  31,051        8.312375      to        8.371736             259,913
 2010                                  36,352        8.999853      to        9.050534             328,972
 2009                                  51,151        7.838880      to        7.871215             402,597
 2008                                  57,729        6.154388      to        6.170510             356,198
WESTERN ASSET VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO+
 2012                                  20,203        2.228629      to        2.228629              45,026
 2011                                  38,711        1.909972      to        1.909972              73,936
 2010                                  39,928        1.904292      to        1.904292              76,036
 2009                                  35,923        1.680391      to        1.680391              60,365
 2008                                  28,395        1.095461      to        1.095461              31,105
LEGG MASON CLEARBRIDGE
 VARIABLE LARGE CAP VALUE
 PORTFOLIO
 2012                                  46,106        1.456722      to        1.485506              68,435
 2011                                 101,999        1.269877      to        1.293026             131,842
 2010                                 152,097        1.228844      to        1.249379             189,987
 2009                                 201,412        1.140141      to        1.157459             233,093
 2008                                 246,996        0.930071      to        0.942777             232,836

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2012                           1.40%     to       1.55%      2.82%     to       3.01%      12.45%     to       12.62%
 2011                           1.40%     to       1.55%      3.32%     to       3.96%       6.24%     to        6.40%
 2010                           1.40%     to       1.55%      4.04%     to       4.06%      10.54%     to       10.70%
 2009                           1.40%     to       1.55%      3.25%     to       3.36%      21.02%     to       21.20%
 2008                           1.40%     to       1.55%      0.85%     to       1.09%     (36.02)%    to      (35.92)%
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL ALL CAP
 VALUE PORTFOLIO
 2012                           1.40%     to       1.55%      0.74%     to       1.64%      13.21%     to       13.38%
 2011                           1.40%     to       1.55%      1.22%     to       1.37%      (7.64)%    to       (7.50)%
 2010                           1.40%     to       1.55%      1.59%     to       1.76%      14.81%     to       14.98%
 2009                           1.40%     to       1.55%      1.26%     to       1.34%      27.37%     to       27.56%
 2008                           1.40%     to       1.55%      1.66%     to       1.76%     (37.55)%    to      (37.46)%
WESTERN ASSET VARIABLE GLOBAL
 HIGH YIELD BOND PORTFOLIO+
 2012                           1.40%     to       1.40%      5.77%     to       5.77%      16.68%     to       16.68%
 2011                           1.40%     to       1.40%      6.09%     to       6.09%       0.30%     to        0.30%
 2010                           1.40%     to       1.40%      9.65%     to       9.65%      13.32%     to       13.32%
 2009                           1.40%     to       1.40%     13.02%     to      13.02%      53.40%     to       53.40%
 2008                           1.40%     to       1.40%     10.16%     to      10.16%     (31.79)%    to      (31.79)%
LEGG MASON CLEARBRIDGE
 VARIABLE LARGE CAP VALUE
 PORTFOLIO
 2012                           1.40%     to       1.55%      1.65%     to       2.34%      14.71%     to       14.89%
 2011                           1.40%     to       1.55%      1.61%     to       2.27%       3.34%     to        3.49%
 2010                           1.40%     to       1.55%      2.78%     to       3.00%       7.78%     to        7.94%
 2009                           1.40%     to       1.55%      1.87%     to       1.93%      22.59%     to       22.77%
 2008                           1.40%     to       1.55%      1.38%     to       1.50%     (36.61)%    to      (36.52)%

     * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
    ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
     # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
     + See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT TEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

       MAV/EPB Death Benefit Charge maximum of .30%

       The Hartford's Principal First Charge maximum of .75%

       The Hartford's Principal First Preferred Charge maximum of .20%

       Optional Death Benefit Charge maximum of .15%

       Earnings Protection Benefit Charge maximum of .20%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2012 and through the issuance date of the Account's financial statements, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
March 13, 2013

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,002         $3,233         $3,226
 Earned premiums                           84            234            260
 Net investment income (loss):
  Securities available-for-sale and
   other                                2,545          2,579          2,622
  Equity securities, trading              202            (14)           238
                                     --------       --------       --------
 Total net investment income            2,747          2,565          2,860
 Net realized capital gains
  (losses):
  Total other-than-temporary
   impairment ("OTTI") losses            (293)          (196)          (712)
  OTTI losses recognized in other
   comprehensive income                    38             71            376
                                     --------       --------       --------
  Net OTTI losses recognized in
   earnings                              (255)          (125)          (336)
  Net realized capital gains
   (losses), excluding net OTTI
   losses recognized in earnings       (1,158)           125           (608)
                                     --------       --------       --------
 Total net realized capital losses     (1,413)            --           (944)
                                     --------       --------       --------
                     TOTAL REVENUES     4,420          6,032          5,402
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                              2,900          3,107          2,948
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds
  and pension products                    201            (14)           238
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 324            427            110
 Insurance operating costs and
  other expenses                          294          2,674          1,365
 Reinsurance loss on disposition
  (including goodwill impairment of
  $61)                                     61             --             --
 Dividends to policyholders                20             17             21
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,800          6,211          4,682
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       620           (179)           720
 Income tax expense (benefit)              35           (325)           136
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       585            146            584
 Income (loss) from discontinued
  operations, net of tax                  (29)            98            123
                                     --------       --------       --------
                         NET INCOME       556            244            707
 Net income attributable to the
  noncontrolling interest                   2             --              8
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $554           $244           $699
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                            YEAR ENDED DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
 Net income                              $556           $244           $707
                                     --------       --------       --------
Other comprehensive income (loss):
  Change in net unrealized
   gain/loss on securities (1),(2)      1,120          1,174          1,473
  Change in net gain/loss on
   cash-flow hedging instruments
   (1)                                   (110)           103            117
  Change in foreign currency
   translation adjustments (1)             24             (2)           (17)
                                     --------       --------       --------
  Total other comprehensive income      1,034          1,275          1,573
                                     --------       --------       --------
  Total comprehensive income            1,590          1,519          2,280
Less: Comprehensive income
 attributable to noncontrolling
 interest                                   2             --              8
                                     --------       --------       --------
         TOTAL COMPREHENSIVE INCOME
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY    $1,588         $1,519         $2,272
                                     --------       --------       --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $1,001, $636 and $(793) for the years ended December 31, 2012, 2011 and 2010, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $59, $(55) and $(63) for the years ended December 31, 2012, 2011 and 2010, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1), $52 and $(121) for the years ended December 31, 2012, 2011 and 2010, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2012              2011
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,753 and
  $46,236) (includes variable interest
  entity assets, at fair value, of $89 and
  $153)                                           $49,404           $47,778
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $132 and $338)                                    1,010             1,317
 Equity securities, trading, at fair value
  (cost of $1,614 and $1,860)                       1,847             1,967
 Equity securities, available for sale, at
  fair value (cost of $408 and $443)                  400               398
 Mortgage loans (net of allowances for loan
  losses of $14 and $23)                            4,935             4,182
 Policy loans, at outstanding balance               1,951             1,952
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $6 and $7)                       1,372             1,376
 Other investments                                    582             1,974
 Short-term investments                             2,354             3,882
                                              -----------       -----------
                           TOTAL INVESTMENTS       63,855            64,826
 Cash                                               1,342             1,183
 Premiums receivable and agents' balances              58                64
 Reinsurance recoverables                           2,893             5,006
 Deferred policy acquisition costs and
  present value of future profits                   3,072             3,448
 Deferred income taxes, net                         1,557             2,006
 Goodwill                                             250               470
 Other assets                                       1,306               925
 Separate account assets                          141,558           143,859
                                              -----------       -----------
                                TOTAL ASSETS     $215,891          $221,787
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,916           $11,831
 Other policyholder funds and benefits
  payable                                          40,501            45,016
 Other policyholder funds and benefits
  payable -- international unit-linked bonds
  and pension products                              1,837             1,929
 Consumer notes                                       161               314
 Other liabilities (includes variable
  interest entity liabilities of $111 and
  $477)                                             9,535             9,927
 Separate account liabilities                     141,558           143,859
                                              -----------       -----------
                           TOTAL LIABILITIES      205,508           212,876
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Additional paid-in capital                         8,155             8,271
 Accumulated other comprehensive income, net
  of tax                                            1,987               953
 Retained earnings (deficit)                          235              (319)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY       10,383             8,911
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $215,891          $221,787
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                ADDITIONAL                  OTHER
                                            COMMON                PAID-IN               COMPREHENSIVE
                                            STOCK                 CAPITAL               INCOME (LOSS)
                                                                  (IN MILLIONS)
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                    $ 6                 $ 8,271                     $ 953
Capital contributions (to) from parent         --                    (116)                       --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Change in noncontrolling interest
 ownership                                     --                      --                        --
Total other comprehensive income               --                      --                     1,034
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2012         $6                  $8,155                    $1,987
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2010                    $ 6                 $ 8,265                    $ (322)
Capital contributions from parent              --                       6                        --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,275
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2011         $6                  $8,271                      $953
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2009                    $ 6                 $ 8,457                  $ (2,070)
Capital contributions (to) from parent         --                    (192)                       --
Dividends declared                             --                      --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                      --                       175
Change in noncontrolling interest
 ownership                                     --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,573
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2010         $6                  $8,265                     $(322)
                                             ----                 -------                  --------


                                                  RETAINED                  NON-                   TOTAL
                                                  EARNINGS              CONTROLLING            STOCKHOLDER'S
                                                 (DEFICIT)                INTEREST                 EQUITY
                                                                     (IN MILLIONS)
--------------------------------------  -----------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                          $ (319)                 $ --                   $ 8,911
Capital contributions (to) from parent                  --                    --                      (116)
Dividends declared                                      --                    --                        --
Net income                                             554                     2                       556
Change in noncontrolling interest
 ownership                                              --                    (2)                       (2)
Total other comprehensive income                        --                    --                     1,034
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2012                $235                  $ --                   $10,383
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2010                          $ (562)                 $ --                   $ 7,387
Capital contributions from parent                       --                    --                         6
Dividends declared                                      (1)                   --                        (1)
Net income                                             244                    --                       244
Total other comprehensive income                        --                    --                     1,275
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2011               $(319)                 $ --                    $8,911
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2009                        $ (1,113)                 $ 61                   $ 5,341
Capital contributions (to) from parent                  --                    --                      (192)
Dividends declared                                       1                    --                         1
Cumulative effect of accounting
 changes, net of DAC and tax                          (149)                   --                        26
Change in noncontrolling interest
 ownership                                              --                   (69)                      (69)
Net income                                             699                     8                       707
Total other comprehensive income                        --                    --                     1,573
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2010               $(562)                 $ --                    $7,387
                                                  --------                  ----                  --------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                     $556            $244            $707
 Adjustments to reconcile net
  income(loss) to net cash
  provided by operating
  activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               359             474             178
 Additions to deferred policy
  acquisition costs and present
  value of future profits              (329)           (381)           (381)
 Change in:
 Reserve for future policy
  benefits and unpaid losses and
  loss adjustment expenses              (44)            252              13
 Reinsurance recoverables               (47)             57              26
 Receivables and other assets           158               9            (112)
 Payables and accruals               (1,035)          2,402             295
 Accrued and deferred income
  taxes                                 392            (125)           (131)
 Net realized capital losses          1,413               1             882
 Net receipts (disbursements)
  from investment contracts
  related to policyholder funds
  --international unit-linked
  bonds and pension products            (92)           (323)           (167)
 Net (increase) decrease in
  equity securities, trading            120             312             164
 Goodwill Impairment                    149              --              --
 Depreciation and amortization          164             194             207
 Reinsurance loss on
  disposition, including
  goodwill impairment of $61             61              --              --
 Other, net                             202            (108)            201
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,027           3,008           1,882
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments,
  available-for-sale                 25,163          19,203          28,581
 Fixed maturities, fair value
  option                                283              37              20
 Equity securities,
  available-for-sale                    133             147             171
 Mortgage loans                         306             332           1,288
 Partnerships                           110             128             151
 Payments for the purchase of:
 Fixed maturities and short-term
  investments,
  available-for-sale                (23,949)        (20,517)        (28,871)
 Fixed maturities, fair value
  option                               (182)           (661)            (74)
 Equity securities,
  available-for-sale                    (97)           (230)           (122)
 Mortgage loans                      (1,056)         (1,246)           (189)
 Partnerships                          (417)           (436)           (172)
 Proceeds from business sold             58              --             241
 Change in derivatives, net          (2,275)            938            (644)
 Change in policy loans, net              1             176              (8)
 Change in payables for
  collateral under securities
  lending, net                           --              --             (46)
 Change in all other, net                --               1            (117)
                                  ---------       ---------       ---------
 NET CASH PROVIDED BY (USED FOR)
            INVESTING ACTIVITIES     (1,922)         (2,128)            209
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                10,004          12,124          15,405
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (24,608)        (22,720)        (25,030)
 Net transfers from (to)
  separate accounts related to
  investment and universal
  life-type contracts                13,196          10,439           8,211
 Net increase in securities
  loaned or sold under
  agreements to repurchase            1,615              --              --
 Capital contributions (to) from
  parent                                 --              --            (195)
 Net repayments at maturity or
  settlement of consumer notes         (153)            (68)           (754)
                                  ---------       ---------       ---------
     NET CASH USED FOR FINANCING
                      ACTIVITIES         54            (225)         (2,363)
 Foreign exchange rate effect on
  cash                                   --              (3)             10
 Net increase (decrease) in cash        159             652            (262)
 Cash -- beginning of year            1,183             531             793
                                  ---------       ---------       ---------
 CASH -- END OF YEAR                 $1,342          $1,183            $531
                                  ---------       ---------       ---------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes            (395)           (105)            354
 Noncash return of capital             (126)             --              --
SUPPLEMENTAL DISCLOSURE OF
 NON-CASH INVESTING ACTIVITY
 Conversion of fixed maturities,
  available-for-sale to equity
  securities, available-for-sale         43              --              --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On January 1, 2012, the Company retrospectively adopted Accounting Standards Update No. 2010-26, FINANCIAL SERVICES -- INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS which clarifies the definition of policy acquisition costs that are eligible for deferral. As a result of this accounting change, stockholder's equity as of January 1, 2010, decreased by approximately $1.0 billion, after-tax from $6.3 billion to $5.3 billion due to a reduction of the Company's deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 10). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 5%, 2% and 3% of the total life insurance policies as of December 31, 2012, 2011, and 2010, respectively. Dividends to policyholders were $20, $17 and $21 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; limited partnerships and other alternative investments measured at fair value; separate account assets; and certain other liabilities.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. In addition, investment fund accounting is applied to a wholly-owned fund of funds. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2012, 2011 and 2010 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings, as well as investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2012, 2011 and 2010.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2012, 2011 and 2010, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2012, 2011 and 2010, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company's DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits. EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. BUSINESS DISPOSITIONS

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The sale was structured as a reinsurance transaction and is estimated to result in an after tax gain consisting of a reinsurance loss, offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and wrote off $100 of deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The sale was structured as a reinsurance transaction and is estimated to result in a loss on business disposition consisting of a reinsurance loss offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and wrote off $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and $1.9 billion of other liabilities associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The estimated reinsurance loss on business disposition of $61, pre tax, for the year ended December 31, 2012 includes a goodwill impairment charge of the same amount. This estimate reflects management's best estimate of the potential loss from this transaction. For further information regarding the Company's 2012 goodwill impairment testing, see Note 7 -- Goodwill of Notes to Consolidated Financial Statements. The estimated reinsurance loss on business disposition is subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                                    AS OF DECEMBER 31, 2012
                                                        CARRYING VALUE
--------------------------------------------------------------------------------
Asset-backed securities ("ABS")                                 $289
Collateralized debt obligations ("CDOs") (1)                     474
Commercial mortgage-backed securities
 ("CMBS")                                                        940
Corporate                                                     11,330
Foreign govt./govt. agencies                                     263
Municipal                                                        899
Residential mortgage-backed securities
 ("RMBS")                                                        705
U.S. Treasuries                                                  115
                                                           ---------
   TOTAL FIXED MATURITIES, AFS, AT FAIR VALUE
              (AMORTIZED COST OF $13,596) (2)                 15,015
                                                           ---------
Equity securities, AFS, at fair value (cost
 of $27) (3)                                                      28
Fixed maturities, at fair value using the FVO
 (4)                                                              16
Mortgage loans (net of allowances for loan
 losses of $1)                                                 1,288
Policy loans, at outstanding balance                             542
                                                           ---------
            TOTAL INVESTED ASSETS TRANSFERRED                $16,889
                                                           ---------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements for the Mutual Funds reorganization and sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1  Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
         Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S.
         Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.
Level 2  Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days.
Level 3  Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
         (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. As of December 31, 2012, the amount of transfers from Level 1 to Level 2 was $1.5 billion, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2012
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                     $ --                      $1,435                      $238
 CDOs                                   2,160                       --                       1,437                       723
 CMBS                                   3,912                       --                       3,380                       532
 Corporate                             30,979                       --                      29,639                     1,340
 Foreign government/government
  agencies                              1,460                       --                       1,426                        34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                       --                       1,829                       169
 RMBS                                   4,671                       --                       3,538                     1,133
 U.S. Treasuries                        2,551                       78                       2,473                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 49,404                       78                      45,157                     4,169
Fixed maturities, FVO                   1,010                        6                         805                       199
Equity securities, trading              1,847                    1,847                          --                        --
Equity securities, AFS                    400                      203                         142                        55
Derivative assets
 Credit derivatives                       (10)                      --                          --                       (10)
 Equity derivatives                        30                       --                          --                        30
 Foreign exchange derivatives             104                       --                         104                        --
 Interest rate derivatives                108                       --                         144                       (36)
 U.S. guaranteed minimum
  withdrawal benefit ("GMWB")
  hedging instruments                      36                       --                         (53)                       89
 U.S. macro hedge program                 186                       --                          --                       186
 International program hedging
  instruments                             127                       --                         142                       (15)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)               581                       --                         337                       244
Short-term investments                  2,354                      242                       2,112                        --
Limited partnerships and other
 alternative investments (2)              414                       --                         264                       150
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   1,081                       --                          --                     1,081
Separate account assets (3)           138,497                   97,976                      39,938                       583
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS     $195,588                 $100,352                     $88,755                    $6,481
                                  -----------              -----------                   ---------                 ---------
PERCENTAGE OF LEVEL TO TOTAL              100%                      52%                         45%                        3%
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                    $ --                        $ --                   $(3,119)
 Equity linked notes                       (8)                      --                          --                        (8)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (3,127)                      --                          --                    (3,127)
                                  -----------              -----------                   ---------                 ---------
Derivative liabilities
 Credit derivatives                        (6)                      --                         (20)                       14
 Equity derivatives                        15                       --                          --                        15
 Foreign exchange derivatives             (17)                      --                         (17)                       --
 Interest rate derivatives               (359)                      --                        (338)                      (21)
 U.S. GMWB hedging instruments            536                       --                         106                       430
 U.S. macro hedge program                 100                       --                          --                       100
 International program hedging
  instruments                            (231)                      --                        (171)                      (60)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)           38                       --                        (440)                      478
Other liabilities                          --                       --                          --                        --
Consumer notes (5)                         (2)                      --                          --                        (2)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(3,091)                    $ --                       $(440)                  $(2,651)
                                  -----------              -----------                   ---------                 ---------

                                                                         DECEMBER 31, 2011
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $2,093                     $ --                      $1,776                      $317
 CDOs                                   1,798                       --                       1,470                       328
 CMBS                                   4,269                       --                       3,921                       348
 Corporate                             30,229                       --                      28,732                     1,497
 Foreign government/government
  agencies                              1,224                       --                       1,187                        37
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,557                       --                       1,175                       382
 RMBS                                   3,823                       --                       2,890                       933
 U.S. Treasuries                        2,785                      487                       2,298                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 47,778                      487                      43,449                     3,842
Fixed maturities, FVO                   1,317                       --                         833                       484
Equity securities, trading              1,967                    1,967                          --                        --
Equity securities, AFS                    398                      227                         115                        56
Derivative assets
 Credit derivatives                       (27)                      --                          (6)                      (21)
 Equity derivatives                        31                       --                          --                        31
 Foreign exchange derivatives             505                       --                         505                        --
 Interest rate derivatives                 78                       --                          38                        40
 U.S. GMWB hedging instruments            494                       --                          11                       483
 U.S. macro hedge program                 357                       --                          --                       357
 International program hedging
  instruments                             533                       --                         567                       (34)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)             1,971                       --                       1,115                       856
Short-term investments                  3,882                      520                       3,362                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   3,073                       --                          --                     3,073
Separate account assets (3)           139,421                  101,633                      36,757                     1,031
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
       FAIR VALUE ON A RECURRING
                           BASIS     $199,807                 $104,834                     $85,631                    $9,342
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(5,776)                    $ --                        $ --                   $(5,776)
 Equity linked notes                       (9)                      --                          --                        (9)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (5,785)                      --                          --                    (5,785)
Derivative liabilities
 Credit derivatives                      (493)                      --                         (25)                     (468)
 Equity derivatives                         5                       --                          --                         5
 Foreign exchange derivatives             140                       --                         140                        --
 Interest rate derivatives               (315)                      --                        (184)                     (131)
 U.S. GMWB hedging instruments            400                       --                          --                       400
 International program hedging
  instruments                               9                       --                          10                        (1)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)         (254)                      --                         (59)                     (195)
Other liabilities                          (9)                      --                          --                        (9)
Consumer notes (5)                         (4)                      --                          --                        (4)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(6,052)                    $ --                        $(59)                  $(5,993)
                                  -----------              -----------                   ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value.

(3) As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AFS, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM
INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2012 and December 31, 2011, 98% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than predefined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice may be required and the notice period may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others will be classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures, and option and swap contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as certain limited partnerships and other alternative investments.

      - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

      - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

      - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

      - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

      - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

      - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

      - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

      - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

      -   INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

      - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            As of December 31, 2012

                                           PREDOMINANT
                     FAIR               VALUATION                    UNOBSERVABLE
SECURITIES           VALUE                METHOD                        INPUT
---------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                   $532            Discounted                   Spread (encompasses)
                                       cash flows              prepayment, default risk
                                                                       and lossseverity
Corporate (3)           888            Discounted              Spread
                                       cash flows
Municipal               169            Discounted              Spread
                                       cash flows
RMBS                  1,133            Discounted              Spread
                                       cash flows
                                                               Constant prepayment
                                                               rate
                                                               Constant default
                                                               rate
                                                               Loss severity

                                                              PREDOMINANT
                                                                                   WEIGHTED               INCREASE IN INPUT
SECURITIES                    MINIMUM                   MAXIMUM                  AVERAGE (1)              ON FAIR VALUE (2)
------------------  ---------------------------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                            320bps                   3,615bps                   1,013bps                    Decrease

Corporate (3)                   145bps                     900bps                     333bps                    Decrease

Municipal                       227bps                     344bps                     254bps                    Decrease

RMBS                             54bps                   1,689bps                     379bps                    Decrease

                                   0.0%                      12.0%                       2.0%                   Decrease   (4)

                                   1.0%                      24.0%                       8.0%                   Decrease

                                    --%                     100.0%                      80.0%                   Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            As of December 31, 2012

                                                  UNOBSERVABLE INPUTS

                           FAIR         PREDOMINANT VALUATION              SIGNIFICANT
FREESTANDING DERIVATIVES   VALUE                METHOD                  UNOBSERVABLE INPUT
---------------------------------------------------------------------------------------------
Equity derivatives
 Equity options               $45            Option model                   Equity volatility
Interest rate derivative
 Interest rate swaps          (57)             Discounted                Swap curve beyond 30
                                               cash flows                               years
U.S. GMWB hedging
instruments
 Equity options               281            Option model                   Equity volatility
 Customized swaps             238              Discounted                   Equity volatility
                                               cash flows
U.S. macro hedge program
 Equity options               286            Option model                   Equity volatility
International hedging
program
 Equity options                44            Option model                   Equity volatility
 Long interest rate          (119)           Option model            Interest rate volatility

                                                       UNOBSERVABLE INPUTS
                                                                                         IMPACT OF
                                                                                     INCREASE IN INPUT
FREESTANDING DERIVATIVES            MINIMUM                   MAXIMUM                ON FAIR VALUE (1)
------------------------  ------------------------------------------------------------------------------
Equity derivatives
 Equity options                           13%                        24%                   Increase
Interest rate derivative
 Interest rate swaps                     2.8%                       2.8%                   Increase

U.S. GMWB hedging
instruments
 Equity options                           10%                        31%                   Increase
 Customized swaps                         10%                        50%                   Increase

U.S. macro hedge program
 Equity options                           24%                        43%                   Increase
International hedging
program
 Equity options                           22%                        33%                   Increase
 Long interest rate                       --%                         1%                   Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2012, no significant adjustments were made by the Company to broker prices received.

Excluded from the tables above are limited partnerships and other alternative investments which total $150 of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company currently offers and subsequently reinsures certain variable annuity products with GMWB riders in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, guaranteed minimum income benefit ('GMIB"), GMWB and guaranteed minimum accumulation benefit ("GMAB") riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the years ended December 31, 2012, 2011 and 2010, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $499, $(156) and $(8), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $76, $13 and $45 for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and December 31, 2011 the behavior risk margin was $77 and $103, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $29, $(18) and $31 for the years ended December 31, 2012, 2011 and 2010, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                                 IMPACT OF INCREASE IN INPUT
                                                                 UNOBSERVABLE INPUTS    ON FAIR VALUE
SIGNIFICANT UNOBSERVABLE INPUT               MINIMUM            MAXIMUM                MEASUREMENT (1)
-------------------------------------------------------------------------------------------------------------------
Withdrawal Utilization (2)                       20%               100%               Increase
Withdrawal Rates (2)                              0%                 8%               Increase
Annuitization utilization (3)                     0%               100%               Increase
Lapse Rates (4)                                   0%                75%               Decrease
Reset Elections (5)                              20%                75%               Increase
Equity Volatility (6)                            10%                50%               Increase
                                              -----              -----                ---------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2012 and 2011, for the financial instruments classified as Level 3.

                                                                                                                     FOREIGN
                                                                         FIXEDTMATURITIES, AFS
                                         ABS             CDOS                CMBS              CORPORATE             AGENCIES
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012          $317            $328                $348                $1,497                 $37
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)             (2)            (19)                (41)                    2                  --
 Included in OCI (3)                        45             134                  89                   (38)                  1
Purchases                                   18              --                  18                   169                   9
Settlements                                (58)            (36)               (111)                  (98)                 (4)
Sales                                      (34)             (1)               (109)                  (74)                (11)
Transfers into Level 3 (4)                  12             317                 422                   538                   2
Transfers out of Level 3 (4)               (60)             --                 (84)                 (656)                 --
                                        ------          ------              ------              --------              ------
    FAIR VALUE AS OF DECEMBER 31, 2012    $238            $723                $532                $1,340                 $34
                                        ------          ------              ------              --------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                 $(1)           $(11)               $(17)                  $(7)               $ --
                                        ------          ------              ------              --------              ------

                                                                                 TOTAL FIXED              FIXED
                                                                    FIXEDTMATURITIES, AFS
                                               MUNICIPAL           RMBS              AFS                   FVO
--------------------------------------  -----------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                   $382              $933            $3,842                  $484
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                      (5)              (68)             (133)                  106
 Included in OCI (3)                                 34               298               563                    --
Purchases                                           174               289               677                     1
Settlements                                          --              (125)             (432)                   (1)
Sales                                               (91)             (173)             (493)                 (391)
Transfers into Level 3 (4)                           --                 2             1,293                    --
Transfers out of Level 3 (4)                       (325)              (23)           (1,148)                   --
                                                -------          --------          --------              --------
    FAIR VALUE AS OF DECEMBER 31, 2012             $169            $1,133            $4,169                  $199
                                                -------          --------          --------              --------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(5)             $(11)             $(52)                  $(7)
                                                -------          --------          --------              --------

                                                                FREESTANDING DERIVATIVES (5)
                                            EQUITY
                                          SECURITIES,                                                   INTEREST
ASSETS (LIABILITIES)                          AFS                CREDIT              EQUITY               RATE
--------------------------------------------------------------------------------------------------------------------
Fair value as of January 1, 2012                $56                $(489)               $36                 $(91)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   3                  155                (32)                   2
 Included in OCI (3)                             (3)                  --                 --                   --
Purchases                                        11                   --                 57                    1
Settlements                                      --                  338                (16)                  --
Sales                                           (12)                  --                 --                   --
Transfers out of Level 3 (4)                     --                   --                 --                   31
                                            -------              -------              -----              -------
    FAIR VALUE AS OF DECEMBER 31, 2012          $55                   $4                $45                 $(57)
                                            -------              -------              -----              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                       $2                 $126                $(8)                 $(1)
                                            -------              -------              -----              -------

                                                                  FREESTANDING DERIVATIVES (5)
                                                 U.S.                 MACRO               INTL.             TOTAL FREE-
                                                 GMWB                 HEDGE              PROGRAM             STANDING
ASSETS (LIABILITIES)                            HEDGING              PROGRAM             HEDGING          DERIVATIVES (5)
--------------------------------------  ---------------------------------------------------------------------------------
Fair value as of January 1, 2012                   $883                 $357                $(35)                $661
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                    (431)                (323)                (83)                (712)
 Included in OCI (3)                                 --                   --                  --                   --
Purchases                                            56                  252                 (60)                 306
Settlements                                         (12)                  --                  95                  405
Sales                                                --                   --                  --                   --
Transfers out of Level 3 (4)                         23                   --                   8                   62
                                                -------              -------              ------              -------
    FAIR VALUE AS OF DECEMBER 31, 2012             $519                 $286                $(75)                $722
                                                -------              -------              ------              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                        $(425)               $(322)               $(85)               $(715)
                                                -------              -------              ------              -------

                                     LIMITED
                                 PARTNERSHIPS AND    REINSURANCE RECOVERABLE FOR
                                OTHER ALTERNATIVE        U.S. GMWB AND JAPAN           SEPARATE
ASSETS                             INVESTMENTS        GMWB, GMIB, AND GMAB (6)         ACCOUNTS
----------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                   $ --                    $3,073                   $1,031
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                (11)                   (2,142)                      37
 Included in OCI (3)                      --                      (231)                      --
Purchases                                 26                        --                      252
Settlements                               --                       381                       (1)
Sales                                     --                        --                     (476)
Transfers into Level 3 (4)               135                        --                      443
Transfers out of Level 3 (4)              --                        --                     (703)
                                      ------                    ------                  -------
 FAIR VALUE AS OF DECEMBER 31,
                          2012          $150                    $1,081                     $583
                                      ------                    ------                  -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)              $(11)                  $(2,142)                     $28
                                      ------                    ------                  -------

                                                                             TOTAL OTHER
                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLEOLDER
                                   GUARANTEED                                   FUNDS
                                     LIVING            EQUITY LINKED         AND BENEFITS
LIABILITIES                       BENEFITS (7)             NOTES               PAYABLE
-------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                $(5,776)               $(9)                $(5,785)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,656                   1                  2,657
 Included in OCI (3)                    264                  --                    264
Settlements (8)                        (263)                 --                   (263)
                                     ------                 ---                 ------
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $(3,119)               $(8)                $(3,127)
                                     ------                 ---                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,656                  $1                 $2,657
                                     ------                 ---                 ------


                                    OTHER         CONSUMER
LIABILITIES                      LIABILITIES        NOTES
------------------------------  -----------------------------
Fair value as of January 1,
 2012                                 $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             (34)             2
 Included in OCI (3)                   --             --
Settlements (8)                        43             --
                                     ----            ---
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $ --            $(2)
                                     ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $ --             $2
                                     ----            ---

The tables below provide a fair value roll forward for the year ended December 31, 2011 for the financial instruments classified as Level 3.

                                                    FIXED MATURITIES,GAFS.
ASSETS                          ABS         CDOS              CMBS                CORPORATE
-----------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                           $408        $1,869             $492                 $1,486
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                        (26)          (30)              13                    (27)
 Included in OCI (3)              18           112               41                    (14)
Purchases                         35            --               18                     83
Settlements                      (32)         (129)             (72)                   (92)
Sales                             (9)          (54)            (225)                  (122)
Transfers into Level 3 (4)        79            30              131                    498
Transfers out of Level 3 (4)    (156)       (1,470)             (50)                  (315)
                               -----       -------            -----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2011   $317          $328             $348                 $1,497
                               -----       -------            -----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)      $(14)         $(29)             $(5)                  $(11)
                               -----       -------            -----                 ------

                                       FOREIGN
                                               FIXED MATURITIES,GAFS.
ASSETS                                 AGENCIES             MUNICIPAL           RMBS
-----------------------------  ------------------------------------------------------
Fair value as of January 1,
 2011                                     $40                  $258            $1,105
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                  --                    --               (21)
 Included in OCI (3)                       --                    46                (3)
Purchases                                  --                    87                25
Settlements                                (3)                   --              (111)
Sales                                      --                    --               (16)
Transfers into Level 3 (4)                 29                    --                69
Transfers out of Level 3 (4)              (29)                   (9)             (115)
                                         ----                 -----            ------
FAIR VALUE AS OF DECEMBER 31,
                         2011             $37                  $382              $933
                                         ----                 -----            ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)               $ --                  $ --              $(15)
                                         ----                 -----            ------

                                       TOTAL FIXED          FIXED
                               FIXED MATURITIES,GAFS.    MATURITIES,
ASSETS                                     AFS               FVO
-----------------------------  ---------------------------------------
Fair value as of January 1,
 2011                                     $5,658             $511
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                    (91)              23
 Included in OCI (3)                         200               --
Purchases                                    248               --
Settlements                                 (439)              (2)
Sales                                       (426)             (43)
Transfers into Level 3 (4)                   836               --
Transfers out of Level 3 (4)              (2,144)              (5)
                                         -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2011             $3,842             $484
                                         -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                  $(74)             $19
                                         -------            -----

                                                     FREESTANDING DERIVATIVES (5)
                                   EQUITY
                                SECURITIES,                                                    INTEREST
ASSETS (LIABILITIES)                AFS                 CREDIT                EQUITY             RATE
--------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                $47                 $(344)                  $4                 $(53)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (11)                 (144)                  (8)                   9
 Included in OCI (3)                  (3)                   --                   --                   --
Purchases                             31                    20                   40                   --
Settlements                           --                   (21)                  --                  (47)
Sales                                 (4)                   --                   --                   --
Transfers out of Level 3 (4)          (4)                   --                   --                   --
                                    ----                 -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56                 $(489)                 $36                 $(91)
                                    ----                 -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)           $(9)                $(137)                 $(8)                 $10
                                    ----                 -----                 ----                 ----

                                                               FREESTANDING DERIVATIVES (5)
                                              U.S.                  MACRO                INTL.               TOTAL FREE-
                               INTEREST       GMWB                  HEDGE               PROGRAM               STANDING
ASSETS (LIABILITIES)           RATE          HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  --------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                          $600                  $203                   $5                   $415
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                       279                  (128)                   3                     11
 Included in OCI (3)                             --                    --                   --                     --
Purchases                                        23                   347                  (43)                   387
Settlements                                     (19)                  (65)                  --                   (152)
Sales                                            --                    --                   --                     --
Transfers out of Level 3 (4)                     --                    --                   --                     --
                                              -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011                  $883                  $357                 $(35)                  $661
                                              -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                     $278                 $(107)                 $(4)                   $32
                                              -----                 -----                 ----                  -----

                             REINSURANCE RECOVERABLE FOR
                                 U.S. GMWB AND JAPAN               SEPARATE
ASSETS                         GMWB, GMIB, AND GMAB (6)            ACCOUNTS
--------------------------------------------------------------------------------
Fair value as of January
 1, 2011                                 $2,002                      $1,247
Total
 realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   504                          25
 Included in OCI (3)                        111                          --
Purchases                                    --                         292
Settlements                                 456                          --
Sales                                        --                        (171)
Transfers into Level 3
 (4)                                         --                          14
Transfers out of Level 3
 (4)                                         --                        (376)
                                       --------                    --------
        FAIR VALUE AS OF
       DECEMBER 31, 2011                 $3,073                      $1,031
                                       --------                    --------
Changes in unrealized
 gains (losses) included
 in net income related
 to financial
 instruments still held
 at December 31, 2011
 (2),(7)                                   $504                         $(1)
                                       --------                    --------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                                                                    TOTAL OTHER
                                                                                   POLICYHOLDER
                                 GUARANTEED                                            FUNDS
                                   LIVING                EQUITY LINKED             AND BENEFITS           OTHER          CONSUMER
LIABILITIES                     BENEFITS (7)                 NOTES                    PAYABLE          LIABILITIES        NOTES
------------------------------------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                               $(4,258)                   $(9)                    $(4,267)            $(37)            $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (1,118)                    --                      (1,118)              28               1
 Included in OCI (3)                   (126)                    --                        (126)              --              --
Settlements                            (274)                    --                        (274)              --              --
                                  ---------                   ----                   ---------            -----            ----
  FAIR VALUE AS OF DECEMBER
                   31, 2011         $(5,776)                   $(9)                    $(5,785)             $(9)            $(4)
                                  ---------                   ----                   ---------            -----            ----
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2),(7)                       $(1,118)                  $ --                     $(1,118)             $28              $1
                                  ---------                   ----                   ---------            -----            ----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities that align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE, resulting in its deconsolidation. See Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements, for additional information related to the deconsolidation of this VIE. The Company previously elected the fair value option for this consolidated VIE in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that reference third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there was no adjustment to the market value of the notes for the Company's own credit risk.

The Company elected the fair value option for consolidated VIE investment funds that were established in 2012. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with Investment Company accounting. The investment funds hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                2012                  2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                        $9                   $10
  CRE CDOs                                         64                   (33)
  CMBS                                             (2)                   --
  Foreign government                              (88)                   45
  RMBS                                              5                    --
OTHER LIABILITIES
 Credit-linked notes                              (34)                   28
                                                -----                 -----
    TOTAL REALIZED CAPITAL GAINS (LOSSES)        $(46)                  $50
                                                -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                             DECEMBER 31, 2012            DECEMBER 31, 2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                $ --                          $65
  Corporate                           108                          214
  CRE CDOs                            193                          272
  CMBS                                  4                           --
  Foreign government                  699                          766
  Municipals                            1                           --
  RMBS                                  3                           --
  U.S. government                       2                           --
                                  -------                      -------
           TOTAL FIXED
       MATURITIES, FVO             $1,010                       $1,317
                                  -------                      -------
OTHER LIABILITIES
  Credit-linked notes
   (1)                               $ --                           $9
                                  -------                      -------

(1) As of December 31, 2011, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2012 and December 31, 2011 were as follows:

                                                           DECEMBER 31, 2012                             DECEMBER 31, 2011
                                             FAIR VALUE                CARRYING            FAIR   CARRYING                 FAIR
                                          HIERARCHY LEVEL               AMOUNT            VALUE   AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                  Level 3                   1,951             2,112         1,952              2,099
 Mortgage loans                                Level 3                   4,935             5,109         4,182              4,382
                                              --------                  ------            ------       -------            -------
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                  Level 3                   9,318             9,668        10,065             10,959
 Consumer notes (2)                            Level 3                     159               159           310                305
                                              --------                  ------            ------       -------            -------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2012 or December 31, 2011.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME (LOSS)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                               2011
                                          2012             (BEFORE-TAX)            2010
----------------------------------------------------------------------------------------------
Fixed maturities (1)                        1,964               1,940               1,978
Equity securities, AFS                         11                  10                  14
Mortgage loans                                248                 206                 199
Policy loans                                  116                 128                 129
Limited partnerships and other
 alternative investments                       85                 143                 121
Other investments (2)                         198                 226                 253
Investment expenses                           (77)                (74)                (72)
                                          -------            --------            --------
          TOTAL SECURITIES AFS AND OTHER    2,545               2,579               2,622
Equity securities, trading                    202                 (14)                238
                                          -------            --------            --------
      TOTAL NET INVESTMENT INCOME (LOSS)    2,747              $2,565              $2,860
                                          -------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2012, 2011 and 2010, was $113, $(111) and $160, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                2011
                                            2012            (BEFORE-TAX)          2010
---------------------------------------------------------------------------------------------
Gross gains on sales                           $532              $405               $486
Gross losses on sales                          (278)             (200)              (336)
Net OTTI losses recognized in earnings
 (1)                                           (255)             (125)              (336)
Valuation allowances on mortgage loans            4                25               (108)
Japanese fixed annuity contract hedges,
 net (2)                                        (36)                3                 27
Periodic net coupon settlements on
 credit derivatives/Japan                        (8)               --                 (3)
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                     519              (397)                89
 U.S. macro hedge program                      (340)             (216)              (445)
                                          ---------            ------            -------
                      TOTAL U.S. PROGRAM        179              (613)              (356)
International Program                        (1,167)              723                (13)
                                          ---------            ------            -------
 TOTAL RESULTS OF VARIABLE ANNUITY HEDGE
                                 PROGRAM       (988)              110               (369)
GMIB/GMAB/GMWB reinsurance                    1,233              (326)              (769)
Coinsurance and modified coinsurance
 reinsurance contracts                       (1,862)              373                284
Other, net (3)                                  245              (265)               180
                                          ---------            ------            -------
           NET REALIZED CAPITAL (LOSSES)    $(1,413)             $ --              $(944)
                                          ---------            ------            -------

(1) Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

(2) Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(3) Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $(1), $80 and $(186) for the years ended December 31, 2012, 2011 and 2010, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $23,555         $19,861         $27,739
 Gross gains                            521             354             413
 Gross losses                          (270)           (205)           (299)
Equity securities, AFS
 Sale proceeds                         $133            $147            $171
 Gross gains                             15              50              12
 Gross losses                            (5)             --              (4)
                                  ---------       ---------       ---------

Sales of AFS securities in 2012 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

                                  FOR THE YEARS ENDED DECEMBER 31,
                                               2011
                           2012            (BEFORE-TAX)             2010
--------------------------------------------------------------------------------
Balance, beginning of
 period                   $(1,319)             $(1,598)             $(1,632)
Additions for credit
 impairments recognized
 on (1):
 Securities not
  previously impaired         (27)                 (41)                (181)
 Securities previously
  impaired                    (15)                 (47)                (122)
Reductions for credit
 impairments previously
 recognized on:
 Securities that
  matured or were sold
  during the period           543                  358                  314
 Securities due to an
  increase in expected
  cash flows                    5                    9                   23
                         --------            ---------            ---------
 BALANCE, END OF PERIOD     $(813)             $(1,319)             $(1,598)
                         --------            ---------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                 DECEMBER 31, 2012
                                   COST OR              GROSS               GROSS                           NON-
                                  AMORTIZED           UNREALIZED         UNREALIZED         FAIR           CREDIT
                                    COST                GAINS              LOSSES           VALUE         OTTI (1)
--------------------------------------------------------------------------------------------------------------------
ABS                                 $1,807                 $38              $(172)          $1,673           $(4)
CDOs (2)                             2,236                  61               (117)           2,160            (4)
CMBS                                 3,757                 262               (107)           3,912            (7)
Corporate (2)                       27,774               3,426               (221)          30,979           (19)
Foreign govt./govt. agencies         1,369                 120                (29)           1,460            --
Municipal                            1,808                 204                (14)           1,998            --
RMBS                                 4,590                 196               (115)           4,671           (28)
U.S. Treasuries                      2,412                 151                (12)           2,551            --
                                   -------              ------              -----          -------          ----
  TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)          49,404           (62)
Equity securities, AFS                 408                  28                (36)             400            --
                                   -------              ------              -----          -------          ----
     TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)         $49,804          $(62)
                                   -------              ------              -----          -------          ----

                                                                  DECEMBER 31, 2011
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------
ABS                                 $2,361                 $38               $(306)          $2,093            $(3)
CDOs (2)                             2,055                  15                (272)           1,798            (29)
CMBS                                 4,418                 169                (318)           4,269            (19)
Corporate (2)                       28,084               2,729                (539)          30,229             --
Foreign govt./govt. agencies         1,121                 106                  (3)           1,224             --
Municipal                            1,504                 104                 (51)           1,557             --
RMBS                                 4,069                 170                (416)           3,823            (97)
U.S. Treasuries                      2,624                 162                  (1)           2,785             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       46,236               3,493              (1,906)          47,778           (148)
Equity securities, AFS                 443                  21                 (66)             398             --
                                   -------              ------              ------          -------          -----
     TOTAL AFS SECURITIES (3)      $46,679              $3,514              $(1,972)        $48,176          $(148)
                                   -------              ------              ------          -------          -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                               DECEMBER 31, 2012
CONTRACTUAL MATURITY               AMORTIZED COST                FAIR VALUE
--------------------------------------------------------------------------------
One year or less                         $1,223                      $1,233
Over one year through five
 years                                    9,425                       9,941
Over five years through ten
 years                                    8,733                       9,567
Over ten years                           13,982                      16,247
                                      ---------                   ---------
 Subtotal                                33,363                      36,988
Mortgage-backed and
 asset-backed securities                 12,390                      12,416
                                      ---------                   ---------
  TOTAL FIXED MATURITIES, AFS
                          (1)           $45,753                     $49,404
                                      ---------                   ---------

(1) Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2012 and 2011, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2.3% of total invested assets. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                                          DECEMBER 31, 2012
                                                       LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED            AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                 COST             VALUE
------------------------------------------------------------------------------------------------------------------------------
ABS                                             $77               $76             $(1)                  $787              $616
CDOs (1)                                          5                 5              --                  1,640             1,515
CMBS                                            192               179             (13)                   795               701
Corporate                                       614               578             (36)                 1,339             1,154
Foreign govt./govt. agencies                    318               290             (28)                     7                 6
Municipal                                        65                62              (3)                    98                87
RMBS                                            322               321              (1)                   750               636
U.S. Treasuries                                 384               372             (12)                    --                --
                                             ------            ------            ----                 ------            ------
                TOTAL FIXED MATURITIES        1,977             1,883             (94)                 5,416             4,715
Equity securities                                 9                 9              --                    172               136
                                             ------            ------            ----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $1,986            $1,892            $(94)                $5,588            $4,851
                                             ------            ------            ----                 ------            ------

                                                                      DECEMBER 31, 2012
                                         12 MONTHS OR MORE                                TOTAL
                                               UNREALIZED             AMORTIZED            FAIR          UNREALIZED
                                                 LOSSES                  COST             VALUE            LOSSES
--------------------------------------  ------------------------------------------------------------------------------
ABS                                               $(171)                  $864              $692            $(172)
CDOs (1)                                           (117)                 1,645             1,520             (117)
CMBS                                                (94)                   987               880             (107)
Corporate                                          (185)                 1,953             1,732             (221)
Foreign govt./govt. agencies                         (1)                   325               296              (29)
Municipal                                           (11)                   163               149              (14)
RMBS                                               (114)                 1,072               957             (115)
U.S. Treasuries                                      --                    384               372              (12)
                                                  -----                 ------            ------            -----
                TOTAL FIXED MATURITIES             (693)                 7,393             6,598             (787)
Equity securities                                   (36)                   181               145              (36)
                                                  -----                 ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(729)                $7,574            $6,743            $(823)
                                                  -----                 ------            ------            -----

                                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED             AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                  COST             VALUE
-------------------------------------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)                $1,002              $731
CDOs (1)                                         80                58              (22)                 1,956             1,706
CMBS                                            911               830              (81)                 1,303             1,066
Corporate (1)                                 2,942             2,823             (119)                 2,353             1,889
Foreign govt./govt. agencies                     24                23               (1)                    40                38
Municipal                                       202               199               (3)                   348               300
RMBS                                            355               271              (84)                 1,060               728
U.S. Treasuries                                 185               184               (1)                    --                --
                                             ------            ------            -----                 ------            ------
                TOTAL FIXED MATURITIES        5,119             4,773             (346)                 8,062             6,458
Equity securities                               115                90              (25)                   104                63
                                             ------            ------            -----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)                $8,166            $6,521
                                             ------            ------            -----                 ------            ------

                                                                        DECEMBER 31, 2011
                                          12 MONTHS OR MORE                                 TOTAL
                                                UNREALIZED              AMORTIZED            FAIR            UNREALIZED
                                                  LOSSES                  COST               VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------------------------------
ABS                                                $(271)                 $1,422             $1,116             $(306)
CDOs (1)                                            (250)                  2,036              1,764              (272)
CMBS                                                (237)                  2,214              1,896              (318)
Corporate (1)                                       (420)                  5,295              4,712              (539)
Foreign govt./govt. agencies                          (2)                     64                 61                (3)
Municipal                                            (48)                    550                499               (51)
RMBS                                                (332)                  1,415                999              (416)
U.S. Treasuries                                       --                     185                184                (1)
                                                  ------                 -------            -------            ------
                TOTAL FIXED MATURITIES            (1,560)                 13,181             11,231            (1,906)
Equity securities                                    (41)                    219                153               (66)
                                                  ------                 -------            -------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(1,601)               $13,400            $11,384            $(1,972)
                                                  ------                 -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2012, AFS securities in an unrealized loss position, comprised of 1,244 securities, primarily related to corporate securities primarily within the financial services sector, CMBS, RMBS, ABS and CDOs. which have experienced significant price deterioration. As of December 31, 2012, 83% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spreads tightening and a decline in interest rates.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, ABS backed by student loans, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                                DECEMBER 31, 2012
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
---------------------------------------------------------------------------------------------------------
Commercial                                     $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------

                                                                DECEMBER 31, 2011
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
--------------------------------------  -----------------------------------------------------------------
Commercial                                     $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

As of December 31, 2012 and 2011, the carrying value of mortgage loans associated with the valuation allowance was $189 and $347, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $47 and $3, respectively, as of December 31, 2012 and $57 and $4, respectively, as of December 31, 2011. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2012, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                               2012                  2011                   2010
-------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (23)                $ (62)                 $ (260)
(Additions)/Reversals                              4                    25                    (108)
Deductions                                         5                    14                     306
                                               -----                 -----                 -------
BALANCE AS OF DECEMBER 31                       $(14)                 $(23)                   $(62)
                                               -----                 -----                 -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 61% as of December 31, 2012, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.34x as of December 31, 2012. The Company held only one delinquent commercial mortgage loan past due by 90 days or more with a carrying value and valuation allowance of $32 and $0, respectively, as of December 31, 2012 and is not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2012                                DECEMBER 31, 2011
                                      CARRYING              AVG. DEBT-SERVICE          CARRYING              AVG. DEBT-SERVICE
LOAN-TO-VALUE                          VALUE                  COVERAGE RATIO            VALUE                  COVERAGE RATIO
---------------------------------------------------------------------------------------------------------------------------------
Greater than 80%                          $137                     0.89x                   $422                     1.67x
65% - 80%                                1,717                     2.27x                  1,779                     1.57x
Less than 65%                            3,081                     2.44x                  1,981                     2.45x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,935                     2.34X                 $4,182                     1.99X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                  $97                     2.0%                $59                     1.4%
Middle Atlantic                                     370                     7.5%                401                     9.6%
Mountain                                             62                     1.3%                 61                     1.5%
New England                                         231                     4.7%                202                     4.8%
Pacific                                           1,504                    30.5%              1,268                    30.3%
South Atlantic                                    1,012                    20.5%                810                    19.4%
West North Central                                   16                     0.3%                 16                     0.4%
West South Central                                  234                     4.7%                115                     2.7%
Other (1)                                         1,409                    28.5%              1,250                    29.9%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                      $109                     2.2%               $127                     3.0%
 Industrial                                       1,519                    30.8%              1,262                    30.1%
 Lodging                                             81                     1.6%                 84                     2.0%
 Multifamily                                        869                    17.6%                734                    17.6%
 Office                                           1,120                    22.7%                836                    20.0%
 Retail                                           1,047                    21.2%                918                    22.0%
 Other                                              190                     3.9%                221                     5.3%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2012            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                        $89                     $88                      $7
Investment funds (4)                            132                      20                     110
Limited partnerships                              6                       3                       3
                                             ------                  ------                  ------
                                 TOTAL         $227                    $111                    $120
                                             ------                  ------                  ------

                                                              DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                 EXPOSURE
                                             ASSETS             LIABILITIES (1)          TO LOSS (2)
--------------------------------------  --------------------------------------------------------------
CDOs (3)                                       $491                    $474                   $25
Investment funds (4)                             --                      --                    --
Limited partnerships                              7                       3                     4
                                             ------                  ------                  ----
                                 TOTAL         $498                    $477                   $29
                                             ------                  ------                  ----

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds established in 2012 for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE. Upon disposition, the Company determined that it was no longer the primary beneficiary of the VIE. Therefore, the investment was deconsolidated as of the disposition date in the fourth quarter of 2012. The deconsolidation of the VIE resulted in a decrease in assets of $344, liabilities of $319, and a maximum exposure to loss of $6 at the time of disposal. The deconsolidation did not have a significant impact on the Company's results from operations.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2012 and 2011. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2012 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $269, to fund limited partnership and other alternative investments as of December 31, 2012. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2012, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.3 billion and $75.7 billion as of December 31, 2012 and 2011, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.6 billion and $13.8 billion as of December 31, 2012 and 2011, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $1.2 billion and $927 for the periods ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income
(loss) of the limited partnerships in which the Company invested totaled $6.5 billion, $8.1 billion, and $9.7 billion for the periods ended December 31, 2012, 2011 and 2010, respectively. As of, and for the period ended, December 31, 2012, the aggregated summarized financial data reflects the latest available financial information.

REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Company enters into repurchase agreements and dollar roll transactions to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, available-for-sale with the obligation to repurchase those securities recorded in Other Liabilities on the Company's Consolidated Balance Sheets. The fair value of the securities transferred was $1.6 billion with a corresponding agreement to repurchase $1.6 billion as of December 31, 2012. Securities sold under agreement to repurchase were $1.6 billion as of December 31, 2012.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the "pay" leg terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities ,or liabilities denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products, as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2012 and 2011, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivative") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives (" U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                           2012                      2011                  2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,787                    $8,389                $238                       $385
Equity swaps, options, and futures           5,130                     5,320                 267                        498
Interest rate swaps and futures              5,705                     2,697                  67                         11
                                         ---------                 ---------              ------                     ------
                             TOTAL         $18,622                   $16,406                $572                       $894
                                         ---------                 ---------              ------                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,             DECEMBER 31,        DECEMBER 31,             DECEMBER 31,
                                                2012                     2011                2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                    $ --                      $59               $ --                     $ --
Equity options                                   7,442                    6,760                286                      357
                                              --------                 --------             ------                   ------
                                  TOTAL         $7,442                   $6,819               $286                     $357
                                              --------                 --------             ------                   ------

INTERNATIONAL PROGRAM

The Company formerly offered certain variable annuity products in the U.K. and Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. The hedging derivatives are comprised of equity futures, options, and swaps and currency forwards and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations. The following table represents notional and fair value for the international program hedging instruments.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,            DECEMBER 31,        DECEMBER 31,              DECEMBER 31,
                                                2012                    2011                2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                                  350                      --                 28                       --
Currency forwards (1)                             9,327                   8,622                (87)                     446
Currency options                                  9,710                   7,038                (49)                      72
Equity futures                                    1,206                   2,691                 --                       --
Equity options                                    2,621                   1,120               (105)                      (3)
Equity swaps                                      2,683                     392                (12)                      (8)
Customized swaps                                    899                      --                (11)                      --
Interest rate futures                               634                     739                 --                       --
Interest rate swaps and swaptions                21,018                   8,117                131                       35
                                              ---------               ---------            -------                   ------
                                   TOTAL        $48,448                 $28,719              $(105)                    $542
                                              ---------               ---------            -------                   ------

(1) As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.


                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       DEC 31,         DEC 31,        DEC 31,       DEC 31,
                                        2012            2011           2012          2011
------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $3,863          $6,339          $167          $276
 Foreign currency swaps                     163             229           (17)           (5)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      4,026           6,568           150           271
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                        753           1,007           (55)          (78)
 Foreign currency swaps                      40             677            16           (39)
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES        793           1,684           (39)         (117)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures             13,432           6,252          (363)         (435)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 182             208            (9)          (10)
  Japan 3Win foreign currency swaps       1,816           2,054          (127)          184
  Japanese fixed annuity hedging
   instruments                            1,652           1,945           224           514
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,539           1,134            (5)           23
  Credit derivatives that assume
   credit risk (1)                        1,981           2,212            (8)         (545)
  Credit derivatives in offsetting
   positions                              5,341           5,020           (22)          (43)
 EQUITY CONTRACTS
  Equity index swaps and options            791           1,433            35            23
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       28,868          34,569        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts         5,773           7,193           191           443
  U.S. GMWB hedging instruments          18,622          16,406           572           894
  U.S. macro hedge program                7,442           6,819           286           357
  International program product
   derivatives (2)                        1,876           2,009           (42)          (30)
  International program hedging
   instruments                           48,448          28,719          (105)          542
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             18,287          21,627        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts     44,985          50,756           890         2,630
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    201,035         188,356        (1,559)       (1,198)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $416            $416          $(20)         $(45)
 Other investments                       37,809          51,231           581         1,971
 Other liabilities                       67,765          28,717            38          (254)
 Consumer notes                              26              35            (2)           (4)
 Reinsurance recoverable                 47,430          55,140         1,081         3,073
 Other policyholder funds and
  benefits payable                       52,408          61,069        (3,126)       (5,785)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------

                                                       ASSET                         LIABILITY
                                                    DERIVATIVES                     DERIVATIVES
                                                    FAIR VALUE                      FAIR VALUE
                                          DEC 31,                DEC 31,       DEC 31,       DEC 31,
                                            2012                   2011         2012          2011
------------------------------------  -------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                         $167                   $276          $ --          $ --
 Foreign currency swaps                         3                     17           (20)          (22)
                                           ------                 ------       -------       -------
              TOTAL CASH FLOW HEDGES          170                    293           (20)          (22)
                                           ------                 ------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                           --                     --           (55)          (78)
 Foreign currency swaps                        16                     64            --          (103)
                                           ------                 ------       -------       -------
             TOTAL FAIR VALUE HEDGES           16                     64           (55)         (181)
                                           ------                 ------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  436                    417          (799)         (852)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     5                      3           (14)          (13)
  Japan 3Win foreign currency swaps            --                    184          (127)           --
  Japanese fixed annuity hedging
   instruments                                228                    540            (4)          (26)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                            3                     35            (8)          (12)
  Credit derivatives that assume
   credit risk (1)                             17                      2           (25)         (547)
  Credit derivatives in offsetting
   positions                                   56                    101           (78)         (144)
 EQUITY CONTRACTS
  Equity index swaps and options               45                     36           (10)          (13)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts             191                    443            --            --
  U.S. GMWB hedging instruments               743                  1,022          (171)         (128)
  U.S. macro hedge program                    356                    357           (70)           --
  International program product
   derivatives (2)                             --                     --           (42)          (30)
  International program hedging
   instruments                                657                    672          (762)         (130)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts        1,566                  2,901          (676)         (271)
                                           ------                 ------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES        4,303                  6,713        (5,862)       (7,911)
                                           ------                 ------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --          $(20)         $(45)
 Other investments                          1,049                  2,745          (468)         (774)
 Other liabilities                          1,683                    981        (1,645)       (1,235)
 Consumer notes                                --                     --            (2)           (4)
 Reinsurance recoverable                    1,757                  3,344          (676)         (271)
 Other policyholder funds and
  benefits payable                             --                     --        (3,126)       (5,785)
                                           ------                 ------       -------       -------
                   TOTAL DERIVATIVES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net increase in notional amount of derivatives since December 31, 2011, was primarily due to the following:

- The $48.4 billion notional amount related to the international program hedging instruments as of December 31, 2012, consisted of $43.8 billion of long positions and $4.6 billion of offsetting short positions, resulting in a net notional amount of $39.2 billion. The $28.7 billion notional amount as of December 31, 2011, consisted of $28.0 billion of long positions and $0.7 billion of offsetting short positions, resulting in a net notional amount of $27.3 billion. The increase in net notional of $11.9 billion primarily resulted from the Company increasing its hedging of interest rate exposure.

CHANGE IN FAIR VALUE

The decline in the total fair value of derivative instruments since December 31, 2011, was primarily related to the following:

- The fair value related to the international program hedging instruments decreased as a result of the improvement in global equity markets and the depreciation of the Japanese yen in relation to the euro and the U.S. dollar

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to the strengthening of the currency basis swap spread between U.S. dollar and Japanese yen, a decline in U.S. interest rates, and depreciation of the Japanese yen in relation to the U.S. dollar.

- The increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily due to a liability model assumption update, outperformance of the underlying actively managed funds as compared to their respective indices and lower equity market volatility.

- The increase in fair value related to credit derivatives that assume credit risk was primarily due to credit spread tightening and to the disposition of substantially all of the Company's interest in a consolidated VIE that contained a credit derivative. For more information on the disposition, see the Variable Interest Entity section of this footnote.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates and volatility. For a discussion related to the reinsurance agreement refer to Note 16 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contract. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                    GAIN (LOSS) RECOGNIZED IN OCI                        RECOGNIZED IN INCOME ON
                                  ON DERIVATIVE (EFFECTIVE PORTION)                  DERIVATIVE (INEFFECTIVE PORTION)
                                   2012              2011         2010        2012                 2011                 2010
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                  $26              $245         $232       $ --                  $(2)                  $2
Foreign currency swaps               (18)               (5)           3         --                   --                   (1)
                                   -----            ------       ------       ----                 ----                 ----
                       TOTAL          $8              $240         $235       $ --                  $(2)                  $1
                                   -----            ------       ------       ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                          INTO INCOME (EFFECTIVE PORTION)
                                                                                   2012             2011                 2010
----------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                           Net realized capital gains (losses)    $85              $6                   $5
Interest rate swaps                                  Net investment income (loss)     97              77                   56
Foreign currency swaps                        Net realized capital gains (losses)     (4)             (1)                  (7)
                                                                                  ------            ----                 ----
                                                                           TOTAL    $178             $82                  $54
                                                                                  ------            ----                 ----

As of December 31, 2012, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $140. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. Also included are deferred gains related to cash flow hedges associated with fixed-rate bonds sold as part of the Retirement Plans and Individual Life business dispositions completed January 1, 2013 and January 2, 2013, respectively. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

During the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91. This primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For the years ended December 31, 2011 and 2010, the Company had no and less than $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                       GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2012                                       2011
                                                         HEDGED                                     HEDGED
                                 DERIVATIVE               ITEM              DERIVATIVE               ITEM
-------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                            $(3)                 $(3)                 $(58)                 $54
 Benefits, losses and loss
  adjustment expenses                  --                   --                    (1)                   3
Foreign currency swaps
 Net realized capital gains
  (losses)                             (7)                   7                    (1)                   1
 Benefits, losses and loss
  adjustment expenses                  (6)                   6                   (22)                  22
                                    -----                 ----                 -----                 ----
                        TOTAL        $(16)                 $10                  $(81)                 $77
                                    -----                 ----                 -----                 ----

                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2010
                                                         HEDGED
                                 DERIVATIVE               ITEM
-----------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                           $(44)                 $38
 Benefits, losses and loss
  adjustment expenses
Foreign currency swaps
 Net realized capital gains
  (losses)                              8                   (8)
 Benefits, losses and loss
  adjustment expenses                 (12)                  12
                                    -----                 ----
                        TOTAL        $(49)                 $45
                                    -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES

       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2012           2011         2010
----------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
   Interest rate swaps, caps, floors,
    and forwards                                $26          $20          $14
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards           10            1           (3)
   Japan 3Win foreign currency swaps (1)       (300)          31          215
   Japanese fixed annuity hedging
    instruments (2)                            (178)         109          385
CREDIT CONTRACTS
   Credit derivatives that purchase
    credit protection                           (19)          (8)         (17)
   Credit derivatives that assume credit
    risk                                        204         (141)         157
EQUITY CONTRACTS
   Equity index swaps and options               (31)         (67)           5
VARIABLE ANNUITY HEDGE PROGRAM
   U.S. GMWB product derivatives              1,430         (780)         486
   U.S. GMWB reinsurance contracts             (280)         131         (102)
   U.S. GMWB hedging instruments               (631)         252         (295)
   U.S. macro hedge program                    (340)        (216)        (445)
   International program product
    derivative                                   (7)         (12)          24
   International program hedging
    instruments                              (1,160)         735          (37)
OTHER
   GMAB, GMWB, and GMIB reinsurance
    contracts                                 1,233         (326)        (769)
   Coinsurance and modified coinsurance
    reinsurance contracts                    (1,862)         373          284
                                          ---------       ------       ------
                                   TOTAL    $(1,905)        $102         $(98)
                                          ---------       ------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

For the year ended December 31, 2012, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

Refer to Note 10 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
                            AS OF DECEMBER 31, 2012

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL           FAIR            YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)         VALUE            MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,787             $8              3 years
 Below investment grade risk
  exposure                             114               (1)           1 year
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,074               11           2 years
 Investment grade risk
  exposure                             237              (12)          4 years
 Below investment grade risk
  exposure                             115              (27)          4 years
Embedded credit derivatives
 Investment grade risk
  exposure                             325              296           4 years
                                    ------            -----           --------
                        TOTAL       $4,652             $275
                                    ------            -----           --------


                                       UNDERLYING REFERENCEDRAGE          OFFSETTING
CREDIT DERIVATIVE TYPE BY             CREDIT OBLIGATION(S)C(1)IT           NOTIONAL        OFFSETTING
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
-----------------------------  ------------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A                $878              $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114               (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,326               (6)
 Investment grade risk
  exposure                       CMBS Credit                A                  238               12
 Below investment grade risk
  exposure                       CMBS Credit                B+                 115               27
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --               --
                               ---------------            ------            ------             ----
                        TOTAL                                               $2,671              $11
                               ---------------            ------            ------             ----

                            AS OF DECEMBER 31, 2011

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL                           YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)       FAIR VALUE         MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,067            $(18     )      3 years
 Below investment grade risk
  exposure                             125               (7)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,375              (71)          3 years
 Investment grade risk
  exposure                             353              (63)          5 years
 Below investment grade risk
  exposure                             477             (441)          3 years
Embedded credit derivatives
 Investment grade risk
  exposure                              25               24           3 years
 Below investment grade risk
  exposure                             300              245           5 years
                                    ------            -----           --------
                        TOTAL       $4,722            $(331)
                                    ------            -----           --------

                                       UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                         AVERAGE          OFFSETTING      OFFSETTING
CREDIT DERIVATIVE TYPE BY                                 CREDIT           NOTIONAL          FAIR
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)       VALUE (3)
-----------------------------  -----------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A+               $915             $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114              (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,128              17
 Investment grade risk
  exposure                       CMBS Credit               BBB+                353              62
 Below investment grade risk      Corporate
  exposure                         Credit                  BBB+                 --              --
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --              --
 Below investment grade risk      Corporate
  exposure                         Credit                  BB+                  --              --
                               ---------------            ------            ------            ----
                        TOTAL                                               $2,510             $57
                               ---------------            ------            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged having a fair value of $370 and $762, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of derivative instruments collateral pledged.

                                              DECEMBER 31,          DECEMBER 31,
                                                  2012                  2011
------------------------------------------------------------------------------------
Fixed maturities, AFS                              $370                  $762
Short-term investments                              179                   148
                                                 ------                ------
                TOTAL COLLATERAL PLEDGED           $549                  $910
                                                 ------                ------

As of December 31, 2012 and 2011, the Company had accepted collateral with a fair value of $2.7 billion and $2.4 billion, respectively, of which $2.2 billion and $1.9 billion, respectively, was cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. Included in the $2.2 billion of cash collateral, as of December 31, 2012, was $1.6 billion which relates to repurchase agreements and dollar roll transactions. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2012 and 2011, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2012 and 2011, the fair value of securities on deposit was approximately $14 and $14, respectively.

5. REINSURANCE

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $302, $252, and $324 for the years ended December 31, 2012, 2011, and 2010, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $94, $106, and $129 in 2012, 2011, and 2010, respectively, and accident and health premium of $177, $191, and $205, respectively, to HLA. A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $67, $71, and $56 in 2012, 2011, and 2010, respectively. Refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
Gross fee income, earned premiums and
 other                                           $3,776                   $4,187                   $4,176
Reinsurance assumed                                   8                       13                       69
Reinsurance ceded                                  (698)                    (733)                    (759)
                                               --------                 --------                 --------
     NET FEE INCOME, EARNED PREMIUMS AND
                                   OTHER         $3,086                   $3,467                   $3,486
                                               --------                 --------                 --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                    $ 3,448                  $ 3,694                  $ 4,341
Deferred costs                                      329                      381                      381
Amortization -- DAC                                (280)                    (290)                    (244)
Amortization -- Unlock benefit (charge),
 pre-tax                                            (44)                    (137)                     134
Amortization -- DAC from discontinued
 operations                                         (35)                     (47)                     (68)
Adjustments to unrealized gains and
 losses on securities available-
 for-sale and other (1), (2)                       (346)                    (154)                    (848)
Effect of currency translation                       --                        1                       (9)
Cumulative effect of accounting change,
 pre-tax (3)                                         --                       --                        7
                                               --------                 --------                 --------
BALANCE, END OF PERIOD (4)                       $3,072                   $3,448                   $3,694
                                               --------                 --------                 --------

(1) Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

(2) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

(4) For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

As of December 31, 2012, estimated future net amortization expense of present value of future profits for the succeeding five years is $22, $6, $6, $6 and $5 in 2013, 2014, 2015, 2016 and 2017 respectively. Future net amortization expense as of December 31, 2012 reflects the estimated impact of the business disposition transactions discussed in Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

7. GOODWILL

The reporting units of the Company for which goodwill has been allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012 and December 31, 2011.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter, however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 and $224 as of December 31, 2012 and 2011, respectively.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

YEAR ENDED DECEMBER 31, 2010

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012         $ 1,158              $ 228
Incurred                                            228                113
Paid                                               (258)                --
Unlock                                             (181)                22
Currency Translation Adjustment                      (3)                --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2012          $944               $363
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2012                                          $ 724               $ 22
Incurred                                            121                 (1)
Paid                                               (121)                --
Unlock                                             (116)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2012                                          $608                $21
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (284)                --
Unlock                                               48                 62
Currency Translation Adjustment                       8                 --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2011        $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2011                                          $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53                 --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2011                                          $724                $22
                                               --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                       RETAINED NET
                                                ACCOUNT             NET AMOUNT            AMOUNT           WEIGHTED AVERAGE
                                                 VALUE               AT RISK             AT RISK            ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)         ("AV") (8)           ("NAR") (9)         ("RNAR") (9)            ANNUITANT
-------------------------------------------------------------------------------------------------------------------------------
 MAV only                                         $19,509              $3,973               $263                   69
 With 5% rollup (2)                                 1,517                 379                 26                   69
 With Earnings Protection Benefit Rider             4,990                 582                 17                   66
  ("EPB") (3)
 With 5% rollup & EPB                                 561                 127                  5                   69
                                              -----------            --------             ------                  ---
 Total MAV                                         26,577               5,061                311
Asset Protection Benefit (APB) (4)                 20,008               1,069                208                   67
Lifetime Income Benefit (LIB) -- Death              1,063                  33                  9                   65
 Benefit (5)
Reset (6) (5-7 years)                               3,098                 140                 73                   69
Return of Premium (7) /Other                       21,807                 327                 89                   66
                                              -----------            --------             ------                  ---
                SUBTOTAL U.S. GMDB               $ 72,553             $ 6,630              $ 690                   67
 Less: General Account Value with U.S.              7,405
  GMBD
                                              -----------
SUBTOTAL SEPARATE ACCOUNT LIABILITIES              65,148
                         WITH GMDB
 Separate Account Liabilities without              76,410
  U.S. GMDB
                                              -----------
TOTAL SEPARATE ACCOUNT LIABILITIES               $141,558
                                              -----------
JAPAN GMDB (10), (11)                            $ 16,115             $ 2,650               $ --                   68
JAPAN GMIB (10), (11)                             $15,454              $2,389               $ --                   68
                                              -----------            --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                   DECEMBER 31,         DECEMBER 31,
ASSET TYPE                             2012                 2011
------------------------------------------------------------------------
Equity securities (including
 mutual funds)                         $58,208              $61,472
Cash and cash equivalents                6,940                7,516
                                     ---------            ---------
                         TOTAL         $65,148              $68,988
                                     ---------            ---------

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.

9. SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                 $186         $197         $194
Sales inducements deferred                      4            6           10
Amortization -- Unlock                        (59)          (4)          (9)
Amortization charged to income                (13)         (13)           2
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $118         $186         $197
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $17, $19 and $15 for the years ended December 31, 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012 are as follows:

                                                                    OPERATING
                                                                      LEASES
--------------------------------------------------------------------------------
2013                                                                    $11
2014                                                                      7
2015                                                                      6
2016                                                                      4
2017                                                                      3
Thereafter                                                                3
                                                                       ----
                                                           TOTAL        $34
                                                                       ----

UNFUNDED COMMITMENTS

As of December 31, 2012, the Company has outstanding commitments totaling $299, of which $269 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the liability balance was $42 and $43, respectively. As of December 31, 2012 and 2011, $27 and $26, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2012, is $365. Of this $365, the legal entities have posted collateral of $345 in the normal course of business. Based on derivative market values as of December 31, 2012, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $29 to be posted as collateral. Based on derivative market values as of December 31, 2012, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings could require approximately an additional $33 of assets to be posted as collateral.These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

On February 5, 2013 Moody's lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company to Baa2. Given this downgrade action, termination rating triggers in seven derivative counterparty relationships were impacted. The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company. As of December 31, 2012, the notional amount and fair value related to these counterparties is $18.8 billion and $331, respectively. These counterparties have the right to terminate these relationships and would have to settle the outstanding derivatives prior to exercising their termination right. Accordingly, as of December 31, 2012 five of these counterparties combined would owe the Company the derivatives fair value of $375 and the Company would owe two counterparties combined $44. Of this $44, the legal entities have posted collateral of $33 in the normal course of business. The counterparties have not exercised this termination right. The notional and fair value amounts include a customized GMWB derivative with a notional amount of $3.9 billion and a fair value of $133, for which the Company has a contractual right to make a collateral payment in the amount of approximately $45 to prevent its termination.

11. INCOME TAX

Income (loss) from continuing operations before income taxes included income
(loss) from domestic operations of $528, $(147) and $708 for 2012, 2011 and 2010, and income (loss) from foreign operations of $92, $(32) and $12 for 2012, 2011 and 2010. Substantially all of the income (loss) from foreign operations is earned by an Irish subsidiary.

Income tax expense (benefit) is as follows:

                                                FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                          2012          2011          2010
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                    $138         $(208)         $18
  International                               --            --            5
                                         -------       -------       ------
                          TOTAL CURRENT     $138          (208)          23
                                         -------       -------       ------
 Deferred -- U.S. Federal Excluding NOL
  Carryforward                               (94)           46          114
  Net Operating Loss Carryforward             (9)         (163)          (1)
                                         -------       -------       ------
                         TOTAL DEFERRED     (103)         (117)         113
                                         -------       -------       ------
     TOTAL INCOME TAX EXPENSE (BENEFIT)      $35         $(325)        $136
                                         -------       -------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                     AS OF DECEMBER 31,
DEFERRED TAX ASSETS                                 2012            2011
--------------------------------------------------------------------------------
Tax basis deferred policy acquisition costs            $424            $479
Investment-related items                              1,244              92
Insurance product derivatives                         1,092           2,011
NOL Carryover                                           225             241
Minimum tax credit                                      355             387
Foreign tax credit carryover                             33              17
Capital loss carryover                                    5              --
Depreciable and amortizable assets                       --              37
Other                                                    65              23
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,443           3,287
Valuation Allowance                                     (53)            (78)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,390           3,209
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition        (356)           (427)
 costs and reserves
Net unrealized gain on investments                   (1,432)           (735)
Employee benefits                                       (45)            (41)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,833)         (1,203)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET      1,557           2,006
                                                  ---------       ---------

As of December 31, 2012 and 2011, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $221 and $314, which have no expiration. The Company had a current income tax payable of $192 as of December 31, 2012 and a current income tax recoverable of $330 as of December 31, 2011.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $(18), $0 and $0 for 2012, 2011 and 2010, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $53 as of December 31, 2012 and $78 as of December 31, 2011. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the 4th quarter of 2012 and is expected to conclude by the end of 2014. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        2012                   2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Tax expense (benefit) at the U.S. federal statutory rate                  217                     (63)                  $252
Dividends-received deduction                                             (140)                   (201)                  (145)
Foreign related investments                                               (16)                     (5)                    --
Valuation Allowance                                                       (25)                    (53)                    50
Other                                                                      (1)                     (3)                   (21)
                                                                       ------                 -------                 ------
                                                           TOTAL          $35                   $(325)                  $136
                                                                       ------                 -------                 ------

12. DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2013. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2012, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2012 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2012, 2011 and
2010, interest credited to holders of consumer notes was $10, $15 and $25, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                      2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                    $927                   $(669)                   $208
Statutory capital and surplus                                         $5,016                  $5,920                  $5,832

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2010 and interim and annual periods of 2011 and 2012. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.

Similar to the RBC ratios that are employed by U.S. insurance regulators, regulatory authorities in the international jurisdictions in which the Company operates generally establish minimum solvency requirements for insurance companies. All of the Company's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $82 in dividends in 2013 without prior approval from the applicable insurance commissioner. In 2012, the Company received no dividends from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $515 in 2013. However, because the Company's earned surplus is negative as of December 31, 2012, the Company will not be permitted to pay any dividends to its parent in 2013 without prior approval from the Connecticut Insurance Commissioner. In 2012, the Company paid no dividends to its parent company. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(3), $45 and $43 for the years ended December 31, 2012, 2011 and 2010, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3.0% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $9 and $13 for the years ended December 31, 2012, 2011 and 2010, respectively.

Effective January 1, 2013, The Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Company's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $14 and $32 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $5 and $11 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company capitalized no cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2012 and 2011, the Company had $53 and $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2012, 2011, and 2010, the Company recorded earned premiums of $28, $12, and $18 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2012 and 2011, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2012 and 2011, $2.1 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

HLAI entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $22 and $50 and the net amount at risk for the assumed GMDB reinsurance was $2.7 billion and $5.0 billion at December 31, 2012 and 2011, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $1.8 billion and $3.2 billion at December 31, 2012 and 2011, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $4 and $5 and the net amount at risk for the assumed GMDB reinsurance was $42 and $80 at December 31, 2012 and 2011, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $0 and $37 at December 31, 2012 and 2011, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, entered into a modco and coinsurance with funds withheld reinsurance agreement with WRR. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                       2012                     2011                    2010
---------------------------------------------------------------------------------------------------
Earned premiums                            (67)                    (71)                    (56)
Net realized gains (losses)
 (1)                                    (2,099)                    503                     546
                                     ---------                 -------                 -------
                TOTAL REVENUES          (2,166)                    432                     490
Benefits, losses and loss
 adjustment expenses                       (56)                    (51)                    (40)
Insurance operating costs and
 other expenses                         (1,443)                    972                    (348)
                                     ---------                 -------                 -------
                TOTAL EXPENSES          (1,499)                    921                    (388)
INCOME (LOSS) BEFORE INCOME
 TAXES                                    (667)                   (489)                    878
Income tax expense (benefit)              (234)                   (166)                    308
                                     ---------                 -------                 -------
             NET INCOME (LOSS)           $(433)                  $(323)                   $570
                                     ---------                 -------                 -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance (payable)/recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $1.3 billion, $527, $0.9 billion, respectively, at December 31, 2012 and $(2.9) billion, $0, $2.6 billion , respectively, at December 31, 2011.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction in accordance with U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in March 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, The Hartford implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Hartford intends to substantially complete the related restructuring activities over the next 12-18 months. For further discussion of The Hartford's strategic business realignment and related business disposition transactions, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2012. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2012, and asset impairment charges, if any, will be expensed as appropriate.

The Company's estimated restructuring and other costs are expected to approximate $139, pre-tax. As The Hartford executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                           FOR THE YEAR ENDED
                                                           DECEMBER 31, 2012
--------------------------------------------------------------------------------
Severance benefits and related costs                                $93
Professional fees                                                    23
Asset impairment charges                                              4
                                                                 ------
                   TOTAL RESTRUCTURING AND OTHER COSTS             $120
                                                                 ------

There were no restructuring and other costs incurred by the Company in 2011 and 2010.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2012
                                              SEVERANCE
                                              BENEFITS                                                                TOTAL
                                                 AND                                          ASSET               RESTRUCTURING
                                               RELATED             PROFESSIONAL             IMPAIRMENT              AND OTHER
                                                COSTS                  FEES                  CHARGES                  COSTS
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                     $ --                   $ --                   $ --                    $ --
Accruals/provisions                                93                     23                      4                     120
Payments/write-offs                               (62)                   (23)                    (4)                    (89)
                                                -----                  -----                   ----                   -----
BALANCE, END OF PERIOD                            $31                   $ --                   $ --                     $31
                                                -----                  -----                   ----                   -----

18. DISCONTINUED OPERATIONS

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL.

The following table presents the combined amounts related to the operations of the Mutual Funds business, HICC and HAIL which are being reported as discontinued operations in the Consolidated Statements of Operations. The Company does not expect these transactions to have a material impact on the Company's future earnings.

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
REVENUES
Fee income and other                         $526         $569         $616
Net investment income (loss)                   --            1           (1)
Net realized capital gains                     --            1           --
                                           ------       ------       ------
                           TOTAL REVENUES     526          571          615
BENEFITS, LOSSES AND EXPENSES
Insurance operating costs and other
 expenses                                     384          374          413
Amortization of DAC                            35           47           68
Goodwill impairment                           149           --           --
                                           ------       ------       ------
      TOTAL BENEFITS, LOSSES AND EXPENSES     568          421          481
        INCOME (LOSS) BEFORE INCOME TAXES     (42)         150          134
Income tax expense (benefit)                  (13)          52           48
                                           ------       ------       ------
         INCOME (LOSS) FROM OPERATIONS OF
      DISCONTINUED OPERATIONS, NET OF TAX     (29)          98           86
Net realized capital gain on disposal,
 net of tax                                    --           --           37
                                           ------       ------       ------
          INCOME (LOSS) FROM DISCONTINUED
                   OPERATIONS, NET OF TAX    $(29)         $98         $123
                                           ------       ------       ------

19. QUARTERLY RESULTS (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                   MARCH 31,                  JUNE 30,                  SEPTEMBER 30,             DECEMBER 31,
                              2012         2011          2012          2011          2012          2011         2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Total revenues                 $342        $1,022        $2,114        $1,618        $1,278        $2,403        $686        $989
Total benefits, losses and
 expenses                        18           773         2,043         1,398         1,042         3,258         697         782
Income (loss) from
 continuing operations, net
 of tax                         268           207            69           293           187          (527)         61         173
Income (loss) from
 discontinued operations,
 net of tax                      20            27            18            27            16            24         (83)         20
Net income (loss)               288           234            87           320           203          (503)        (22)        193
Less: Net income (loss)
 attributable to the
 noncontrolling interest         (1)            1            --             1            --            (4)          3           2
Net income (loss)
 attributable to Hartford
 Life Insurance Company        $289          $233           $87          $319          $203         $(499)       $(25)       $191
                              -----       -------       -------       -------       -------       -------       -----       -----

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b) (1) (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
     (1) (b) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the Re-Designation of the Separate Account.(2)
     (2)  Not applicable.
     (3)  (a) Amended and Restated Principal Underwriter Agreement.(5)
          (b) Form of Dealer Agreement.(3)
     (4)  (a) Form of Individual Flexible Premium Variable Annuity Contract.(4)
     (4)  (b) Principal First(7)
     (4)  (c) Optional Death Benefit Enhancement Rider(7)
     (5)  Form of Application.(4)
     (6)  (a) Articles of Incorporation of Hartford.(5)
          (b) Bylaws of Hartford.(5)
     (7)  Reinsurance Agreements and Amendments
          (a) AXA Corporate Solutions Life Reinsurance Company (HL -- April 1,
              1999)(7)
          (b) AXA Corporate Solutions Life Reinsurance Company (HL -- May 8,
              2000)(7)
          (c) Transamerica Financial Life Insurance Company(7)
          (d) ACE Tempest Life Reinsurance Ltd. (October 1, 2002)(7)
          (e) PaineWebber Life Insurance Company (HLA)(7)
          (f) PaineWebber Life Insurance Company (HL)(7)
          (g) Swiss Re Life & Health America, Inc. (HL)(7)
          (h) Swiss Re Life & Health America, Inc. (HLA)(7)
          (i) Munich American Reassurance Company (HL -- April 1, 1999)(7)
     (8)  Fund Participation Agreements and Amendments
          (a) Putnam Variable Trust(7)
          (b) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)
          (c) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
          (d) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
          (e) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
          (f) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(6)
     (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10) Consent of Deloitte & Touche LLP.
     (11) No financial statements are omitted.
     (12) Not applicable.
     (99) Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73566, filed on April 28, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69439, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, filed on May 1, 1996.

(4) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69439, filed on December 22, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

(7) Incorporated by reference to Post-Effective Amendment No. 26, to the Registration Statement on Form N-4, File No. 333-69439, filed on April 23, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (1)            Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey (3)                     Executive Vice President
Joseph G. Eck (4)                   Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Michael Fish                        Actuary, Vice President
Michael Frechette (1)               Vice President
Paul E. Gauthier                    Vice President
Andrew S. Golfin (1)                Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (1)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (6)                Actuary, Vice President
Jeannie M. Iannello (7)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (2)              Vice President
Christopher M. Lewis (1)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
William P. Meaney(1)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian J. Neary                      Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity, Chief
                                    Compliance Officer of Separate Accounts
Glen-Roberts Pitruzzello (1)        Vice President
Darryl T. Rapini                    Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark Sides (1)                      Vice President
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Jahn Marie Surette (1)              Senior Vice President and Chief Procurement Officer
Martin A. Swanson                   Vice President
Diane E. Tatelman (1)               Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President
Jane Wolak                          Senior Vice President
Scott D. Witter (2)                 Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(3)  Address: 100 Mastenford Rd., Radnor, PA 19087

(4)  Address: 100 High Street, Boston, MA 02110-2301

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(7)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-176150, filed on April 23, 2013.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2013, there were 62,282 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                               POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------------
Diana Benken                      Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)         AML Compliance Officer and Chief Compliance Officer
Kathleen E. Jorens (2)            Vice President, Assistant Treasurer
Robert W. Paiano (2)              Senior Vice President, Treasurer
Cathleen Shine                    Secretary
Diane E. Tatelman                 Vice President
Eamon J. Twomey                   Vice President and Chief Operating Officer
Jane Wolak                        Chairman of the Board, Chief Executive Officer and President, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 26th day of April, 2013.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN
(Registrant)

By:    Beth Bombara*                        *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara, Chief Executive               Lisa Proch
       Officer,                                    Attorney-in-Fact
       President and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth Bombara*
       -----------------------------------
       Beth Bombara, Chief Executive
       Officer,
       President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*              *By:    /s/ Lisa Proch
                                                                      ------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                   Lisa Proch
 Director* Attorney-in-Fact                                           Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President, Chief             Date:   April 26, 2013
 Accounting Officer, Chief Financial Officer

333-69439

                                 EXHIBIT INDEX

 (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
(10)  Consent of Deloitte & Touche LLP.
(99)  Copy of Power of Attorney.